AS FILED WITH THE SECURITIES AND EXCHANGE COMMISSION ON APRIL 22, 2005
                                                      REGISTRATION NO. 033-02460
                                                               AND NO. 811-04819

                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM N-4

                        REGISTRATION STATEMENT UNDER |_|

                           THE SECURITIES ACT OF 1933

                         PRE-EFFECTIVE AMENDMENT NO. |_|

                       POST-EFFECTIVE AMENDMENT NO. 26 |X|

                                       AND

                        REGISTRATION STATEMENT UNDER |_|

                       THE INVESTMENT COMPANY ACT OF 1940

                              AMENDMENT NO. 38 |X|

                    JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT C

                           (Exact Name of Registrant)

                    JEFFERSON NATIONAL LIFE INSURANCE COMPANY

                               (Name of Depositor)

                          435 HUDSON STREET, 2ND FLOOR
                            NEW YORK, NEW YORK 10014

              (Address of Depositor's Principal Executive Offices)

                  Depositor's Telephone Number: (866) 667-0561

                     NAME AND ADDRESS OF AGENT FOR SERVICE:

                              CRAIG A. HAWLEY, ESQ.
                          GENERAL COUNSEL AND SECRETARY
                    Jefferson National Life Insurance Company
                     9920 Corporate Campus Drive, Suite 1000

                           Louisville, Kentucky 40223

                   It is proposed that this filing will become
                                   effective:

        |_| immediately upon filing pursuant to paragraph (b) of Rule 485

            |X| on May 1, 2005 pursuant to paragraph (b) of Rule 485

        |_| 60 days after filing pursuant to paragraph (a)(1) of Rule 485

                |_| on , pursuant to paragraph (a)(1) of Rule 485

                     If appropriate check the following box:

     |_| this Post-Effective Amendment designates a new effective date for a previously filed Post-Effective Amendment

 Title of Securities Being Registered: Units of interest in the Separate Account under flexible premium variable deferred annuity contracts

                                               [Jefferson National Logo Omitted]


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                               MAXIFLEX INDIVIDUAL
           INDIVIDUAL FLEXIBLE PREMIUM DEFERRED FIXED/VARIABLE ANNUITY

                                    ISSUED BY

                    JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT C
                                       AND
                    JEFFERSON NATIONAL LIFE INSURANCE COMPANY

   This prospectus describes the individual flexible premium deferred fixed/variable annuity contracts ("Contracts") issued by Jefferson National Life Insurance Company ("Jefferson National"). One contract is a flexible premium payment contract and the other is a single premium payment contract. Together they are referred to as the "Contract" or "Contracts", except where otherwise noted. The single premium payment Contract is no longer offered for sale. Furthermore, non-qualified Contracts are no longer offered for sale. The Contracts are designed for use in retirement planning.

   The Contract has a variety of investment options: a Fixed Account and several subaccounts, each of which invests in one of the Investment Portfolios listed below. Depending on market conditions, you can make or lose money in any of these subaccounts. Money you direct into the Fixed Account earns interest at a rate guaranteed by us.

40/86 SERIES TRUST

MANAGED BY 40/86 ADVISORS, INC.

   o 40/86 Series Trust Balanced Portfolio
   o 40/86 Series Trust Equity Portfolio
   o 40/86 Series Trust Fixed Income Portfolio
   o 40/86 Series Trust Government Securities Portfolio
   o 40/86 Series Trust High Yield Portfolio
   o 40/86 Series Trust Money Market Portfolio

A I M VARIABLE INSURANCE FUNDS

MANAGED BY A I M ADVISORS, INC.
   o AIM V.I. Basic Value Fund - Series II shares
   o AIM V.I. High Yield Fund - Series I shares
   o AIM V.I. Mid Cap Core Equity Fund - Series II shares
   o AIM V.I. Real Estate Opportunity Fund - Series I shares
   o AIM V.I. Core Stock Fund - Series I shares
   o AIM V.I. Financial Services Fund - Series I shares
   o AIM V.I. Health Sciences Fund - Series I shares (effective July 1, 2005, name is changed to AIM V.I. Global Health Care Fund - Series I shares)
   o AIM V.I. Technology Fund - Series I shares

THE ALGER AMERICAN FUND

MANAGED BY FRED ALGER MANAGEMENT, INC.

   o Alger American Growth Portfolio Class O
   o Alger American Leveraged AllCap Portfolio Class O
   o Alger American MidCap Growth Portfolio Class O
   o Alger American Small Capitalization Portfolio Class O

AMERICAN CENTURY VARIABLE PORTFOLIOS, INC.

MANAGED BY AMERICAN CENTURY INVESTMENT MANAGEMENT, INC.

   o American Century VP Income & Growth Fund (Class I)
   o American Century VP Inflation Protection Fund (Class II)
   o American Century VP International Fund (Class I)
   o American Century VP Value Fund (Class I)
   o American Century VP Balanced Fund (Class I)

THE DREYFUS SOCIALLY RESPONSIBLE GROWTH FUND, INC.
(INITIAL SHARES)
MANAGED BY THE DREYFUS CORPORATION
THE DREYFUS INVESTMENT PORTFOLIOS (SERVICE SHARES)
MANAGED BY THE DREYFUS CORPORATION

   o DREYFUS IP - SMALL CAP STOCK INDEX PORTFOLIO
DREYFUS STOCK INDEX FUND, INC. (INITIAL SHARES)
MANAGED BY THE DREYFUS CORPORATION AND MELLON EQUITY ASSOCIATES.

DREYFUS VARIABLE INVESTMENT FUND ("DREYFUS VIF")
(INITIAL SHARES)

MANAGED BY THE DREYFUS CORPORATION
   o Dreyfus VIF--Disciplined Stock Portfolio (Initial Shares)
   o Dreyfus VIF--International Value Portfolio (Initial Shares)

FEDERATED INSURANCE SERIES

MANAGED BY FEDERATED GLOBAL INVESTMENT MANAGEMENT CORP.

   o Federated Capital Income Fund II
   o Federated High Income Bond Fund II (Primary Shares)
   o Federated International Equity Fund II

JANUS ASPEN SERIES (INSTITUTIONAL SHARES)

MANAGED BY JANUS CAPITAL MANAGEMENT LLC

   o Janus Aspen Large Cap Growth Portfolio (Institutional Shares) (formerly known as Janus Aspen Growth Portfolio)
   o Janus Aspen Mid Cap Growth Portfolio (Institutional Shares)
   o Janus Aspen Growth and Income Portfolio (Institutional Shares)
   o Janus Aspen International Growth Portfolio (Institutional Shares)
   o Janus Aspen Worldwide Growth Portfolio (Institutional Shares)


--------------------------------------------------------------------------------
The Securities and Exchange Commission has not approved or disapproved these securities or determined if this prospectus is accurate or complete. Any representation to the contrary is a criminal offense.

--------------------------------------------------------------------------------
LAZARD RETIREMENT SERIES, INC.

MANAGED BY LAZARD ASSET MANAGEMENT LLC

   o Lazard Retirement Emerging Markets Portfolio
   o Lazard Retirement Equity Portfolio
   o Lazard Retirement International Equity Portfolio
   o Lazard Retirement Small Cap Portfolio

LORD ABBETT SERIES FUND, INC.

MANAGED BY LORD, ABBETT & CO. LLC

   o Lord Abbett Series Fund, Inc. - America's Value Portfolio
   o Lord Abbett Series Fund, Inc. - Growth and Income Portfolio

NEUBERGER BERMAN ADVISERS MANAGEMENT TRUST

MANAGED BY NEUBERGER BERMAN MANAGEMENT, INC.

   o Neuberger Berman AMT Fasciano Portfolio (Class S)
   o Neuberger Berman AMT High Income Bond Fund
   o Neuberger Berman AMT Limited Maturity Bond Portfolio
   o Neuberger Berman AMT Mid-Cap Growth Portfolio
   o Neuberger Berman AMT Partners Portfolio
   o Neuberger Berman AMT Regency Portfolio
   o Neuberger Berman AMT Socially Responsive Portfolio

THE POTOMAC INSURANCE TRUST

MANAGED BY RAFFERTY ASSET MANAGEMENT, LLC

   o Potomac Dynamic VP HY Bond Fund

PIMCO VARIABLE INSURANCE TRUST

MANAGED BY PACIFIC INVESTMENT MANAGEMENT COMPANY LLC

   o PIMCO VIT Money Market Portfolio (Administrative Class)
   o PIMCO VIT Real Return Portfolio (Administrative Class)
   o PIMCO VIT Short-Term Portfolio (Administrative Class)
   o PIMCO VIT Total Return Fund (Administrative Class)

PIONEER VARIABLE CONTRACTS TRUST (CLASS II SHARES)

MANAGED BY PIONEER INVESTMENT MANAGEMENT, INC.

   o Pioneer Equity Income VCT Portfolio
   o Pioneer Europe VCT Portfolio
   o Pioneer Fund VCT Portfolio
   o Pioneer Core Bond VCT Portfolio (available in June 24, 2005)
   o Pioneer High Yield VCT Portfolio
   o Pioneer Money Market VCT Portfolio (Class I Shares only)
   o Pioneer Mid Cap Value VCT Portfolio

ROYCE CAPITAL FUND

MANAGED BY ROYCE & ASSOCIATES, LLC

   o Royce Micro-Cap Portfolio
   o Royce Small-Cap Portfolio

RYDEX VARIABLE TRUST

MANAGED BY RYDEX INVESTMENTS

   o Rydex Arktos Fund
   o Rydex Banking Fund
   o Rydex Basic Materials Fund
   o Rydex Biotechnology Fund
   o Rydex Consumer Products Fund
   o Rydex Electronics Fund
   o Rydex Energy Fund
   o Rydex Energy Services Fund
   o Rydex Financial Services Fund
   o Rydex Health Care Fund
   o Rydex Internet Fund
   o Rydex Inverse Dynamic Dow 30 Fund
   o Rydex Inverse Mid-Cap Fund
   o Rydex Inverse Small-Cap Fund
   o Rydex Juno Fund
   o Rydex Large-Cap Europe Fund
   o Rydex Large-Cap Growth Fund
   o Rydex Large-Cap Japan Fund
   o Rydex Large-Cap Value Fund
   o Rydex Leisure Fund
   o Rydex Long Dynamic Dow 30 Fund
   o Rydex Medius Fund
   o Rydex Mekros Fund
   o Rydex Mid-Cap Growth Fund
   o Rydex Mid-Cap Value Fund
   o Rydex Nova Fund
   o Rydex OTC Fund
   o Rydex Precious Metals Fund
   o Rydex Real Estate Fund
   o Rydex Retailing Fund
   o Rydex Sector Rotation Fund
   o Rydex Small-Cap Growth Fund
   o Rydex Small-Cap Value Fund
   o Rydex Technology Fund
   o Rydex Telecommunications Fund
   o Rydex Titan 500 Fund
   o Rydex Transportation Fund
   o Rydex U.S. Government Bond Fund
   o Rydex U.S. Government Money Market Fund
   o Rydex Ursa Fund
   o Rydex Utilities Fund
   o Rydex Velocity 100 Fund
   o CLS AdvisorOne Amerigo Fund
   o CLS AdvisorOne Clermont Fund

SALOMON BROTHERS VARIABLE SERIES FUNDS INC

MANAGED BY SALOMON BROTHERS ASSET MANAGEMENT INC

   o Salomon Brothers Variable All Cap Fund (Class I)
   o Salomon Brothers Variable Large Cap Growth Fund (Class I)
   o Salomon Brothers Variable Strategic Bond Fund (Class I)
   o Salomon Brothers Variable Total Return Fund (Class I)
   o Salomon Brothers Variable High Yield Bond Fund (Class I)
   o Salomon Brothers Variable Aggressive Growth Fund (Greenwich Street Series Class I)

MANAGED BY SMITH BARNEY MANAGEMENT LLC

   o SB Government Portfolio (Salomon Class B shares)

 SELIGMAN PORTFOLIOS, INC.

MANAGED BY J. & W. SELIGMAN & CO. INCORPORATED

   o Seligman Communications and Information Portfolio
   o Seligman Global Technology Portfolio

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WELLS FARGO ADVANTAGE FUNDS

MANAGED BY WELLS FARGO FUNDS MANAGEMENT, LLC

   o Wells Fargo Advantage Discovery Fund

   o Wells Fargo Advantage Opportunity Fund (formerly Strong Opportunity Fund
     II)

THIRD AVENUE VARIABLE SERIES TRUST

MANAGED BY THIRD AVENUE MANAGEMENT LLC.

   o Third Avenue Value Portfolio

VAN ECK WORLDWIDE INSURANCE TRUST

MANAGED BY VAN ECK ASSOCIATES CORPORATION

   o Van Eck Worldwide Absolute Return Fund
   o Van Eck Worldwide Bond Fund
   o Van Eck Worldwide Emerging Markets Fund
   o Van Eck Worldwide Hard Assets Fund
   o Van Eck Worldwide Real Estate Fund

  Please read this prospectus before investing. You should keep it for future reference. It contains important information about the Contract.

  To learn more about the Contract, you can obtain a copy of Our Statement of Additional Information (SAI) dated May 1, 2005. The SAI has been filed with the Securities and Exchange Commission (SEC) and is legally a part of this prospectus. The SEC has a Web site (http:/www.sec.gov) that contains the SAI, material incorporated by reference, and other information regarding companies that file electronically with the SEC. The SAI's Table of Contents is at the end of this prospectus. For a free copy of the SAI, call Us at (866) 667-0561 or write Us at Our administrative office:

   o Address for correspondence sent via U.S. Mail: P.O. Box 36840, Louisville, Kentucky 40233;

   o Address for correspondence sent via courier or overnight mail: 9920 Corporate Campus Drive, Suite 1000, Louisville, KY 40223.

   THE CONTRACTS:

   o ARE NOT BANK DEPOSITS
   o ARE NOT FEDERALLY INSURED
   o ARE NOT ENDORSED BY ANY BANK OR GOVERNMENT AGENCY
   o ARE NOT GUARANTEED AND MAY BE SUBJECT TO LOSS OF PRINCIPAL
May 1, 2005

--------------------------------------------------------------------------------


TABLE OF CONTENTS

                                                                            Page

DEFINITIONS...................................................................6
HIGHLIGHTS....................................................................7
FEE TABLE.....................................................................8
CONDENSED FINANCIAL INFORMATION...............................................9
JEFFERSON NATIONAL............................................................10
CONTRACT OWNER INQUIRIES......................................................10
FINANCIAL STATEMENTS..........................................................10
THE VARIABLE ACCOUNT..........................................................10
VARIABLE ACCOUNT INVESTMENT OPTIONS...........................................10
     Voting Rights............................................................11
FIXED ACCOUNT.................................................................11
THE CONTRACTS.................................................................11
ACCUMULATION PROVISIONS (THE ANNUITY PERIOD)..................................11
     Purchase Payments........................................................11
     Allocation of Purchase Payments..........................................12
     Accumulation Units.......................................................12
     Accumulation Unit Values.................................................12
TRANSFERS.....................................................................12
     How You Can Make Transfers...............................................12
     Excessive Trading Limits.................................................13
     Dollar Cost Averaging Program............................................14
     Rebalancing Program......................................................14
     Asset Allocation Program.................................................14
     Interest Sweep Program...................................................14
     Withdrawals..............................................................14
     Suspension of Payments...................................................14
RESTRICTIONS UNDER OPTIONAL RETIREMENT PROGRAMS...............................15
RESTRICTIONS UNDER SECTION 403(B) PLANS.......................................15
SYSTEMATIC WITHDRAWAL PLAN....................................................15
LOANS.........................................................................15
CHARGES AND DEDUCTIONS........................................................15
     Withdrawal Charge........................................................15
     Withdrawal Charge Waivers................................................16
     Administrative Charge....................................................16
     Mortality and Expense Risk Charge........................................17
     Premium Taxes............................................................17
     Investment Portfolio Expenses............................................17
     Reduction or Elimination of Contract Charges.............................17
     Other Charges............................................................17
DEATH BENEFITS................................................................17
THE ANNUITY PERIOD............................................................18
     Electing the Annuity Period and Form of Annuity..........................18
     Annuity Options..........................................................18
     Transfers During the Annuity Period......................................19
     Death Benefit During the Annuity Period..................................19

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     Other Contract Provisions................................................19
TAXES.........................................................................19
     Annuity Contracts in General.............................................19
     Tax Status of the Contracts..............................................20
     Taxation of Non-Qualified Contracts......................................21
     Taxation of Qualified Contracts..........................................22
     Possible Tax Law Changes.................................................22
GENERAL MATTERS...............................................................23
     Distribution of Contracts................................................23
     Legal Proceedings........................................................23
APPENDIX A--CONDENSED FINANCIAL INFORMATION...................................24
APPENDIX B--MORE INFORMATION ABOUT THE INVESTMENT PORTFOLIOS..................37
TABLE OF CONTENTS OF THE STATEMENT OF ADDITIONAL INFORMATION..................48

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DEFINITIONS OF SPECIAL TERMS

   ACCUMULATION PERIOD: The period before the commencement of Annuity Payments during which you can make Purchase Payments.

   ACCUMULATION UNIT: An accounting unit of measure we use to calculate your Contract value during the Accumulation Period.

   ANNUITANT: The named individual upon whose life Annuity Payments are based. The Annuitant receives the Annuity Payments.

   ANNUITY PAYMENTS: A series of periodic payments we make under an annuity option.

   ANNUITY PERIOD: The period during which we make Annuity Payments.

   CONTRACT OWNER: The individual, corporation, trust, association, partnership or other entity entitled to ownership rights under the Contract. The Contract Owner is also referred to as "you" and "your" in this prospectus.

   CONTRACT VALUE: The total value of your values held under the Contract in each Investment Option of the Variable Account plus the Fixed Account. The Contract Value may not be the value available for withdrawal, surrender or annuitization.

   CODE: Internal Revenue Code of 1986, as amended.

   FIXED ACCOUNT: The general account of Jefferson National. You may choose to allocate Purchase Payments and Contract Value to the Fixed Account. It provides guaranteed values and periodically adjusted interest rates.

   INDIVIDUAL CONTRACT: The record we establish to represent your interest in an Investment Option during the Accumulation Period. This term is called "Individual Account" in your Contract.

   INVESTMENT ADVISOR: A registered investment advisor or an investment advisor who is exempt from registration with the Securities and Exchange Commission selected by You to provide asset allocation and investment advisory services.

   INVESTMENT OPTIONS: The investment choices available to Contract Owners.

   INVESTMENT PORTFOLIO: The variable Investment Options available under the Contract. Each subaccount has its own investment objective and is invested in the underlying Investment Portfolio.

   PLAN: A voluntary program for an employer that qualifies for special tax treatment.

   PURCHASE PAYMENTS: The payments made to Jefferson National under the terms of the Contract.

   REGISTERED REPRESENTATIVE: A person who is licensed by the National Association of Securities Dealers, Inc. ("NASD") to sell variable products and is sponsored by an NASD member broker/dealer that is party to a selling group agreement with the Company.

  VALUATION PERIOD: The period of time from the end of one business day of the New York Stock Exchange to the end of the next business day.

   VARIABLE ACCOUNT: The separate account we established known as Jefferson National Life Annuity Account C. Prior to May 1, 2003, it was known as Conseco Variable Annuity Account C and prior to May 1, 1999, it was known as Great American Reserve Variable Annuity Account C. The Variable Account is divided into subaccounts.

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HIGHLIGHTS

  The Contracts described in this prospectus are individual flexible Purchase Payment and single Purchase Payment variable annuity contracts. The Contracts that we are offering is a contract between you and Us (the Company). The Contracts provide a way for you to invest on a tax deferred basis in the subaccounts of Jefferson National Life Annuity Account C ("Variable Account") and the Fixed Account. The Fixed Account may not be available in your state. The Contracts are intended to be used to accumulate money for retirement. The Contracts provide for the accumulation of money and the payment of annuity benefits on a variable and/or fixed basis. The single Purchase Payment Contract is no longer offered for sale.

  All deferred annuity contracts, like the Contracts, have two periods: the Accumulation Period and the Annuity Period. During the Accumulation Period, any earnings accumulate on a tax-deferred basis and are taxed as ordinary income when you make a withdrawal. If you make a withdrawal during the Accumulation Period, we may assess a Withdrawal Charge of up to 8% of each Purchase Payment withdrawn depending on when the withdrawal is made. The Annuity Period occurs when you begin receiving regular Annuity Payments from your Contract. Certain restrictions and tax penalties will apply to withdrawals under certain circumstances. For details refer to "Access to Your Money" section in this prospectus.

  If you are considering purchasing a Contract to fund a tax-deferred retirement program (including but not limited to IRAs and employer sponsored retirement Plans), you should be aware that this annuity will fund a retirement program that already provides tax deferral under the Code. In such situations, the tax deferral of the annuity does not provide additional benefits. In addition, you should be aware that there are fees and charges in an annuity that may not be included in other types of investments which may be more or less costly. However, the fees and charges under the Contracts are designed to provide for certain payment guarantees and features other than tax deferral that may not be available through other investments.

  These features are explained in detail in this prospectus. You should consult with your tax or legal adviser to determine if the contract is suitable for your tax qualified plan.

  RETIREMENT PLANS: The Contracts may be issued pursuant to Plans qualifying for special income tax treatment under the Code. Examples of the Plans qualifying for special tax treatment are: tax-sheltered annuities (TSAs) and state and local government deferred compensation plans. For general information, see "Taxes" in this prospectus.

  DEATH BENEFIT: This Contracts includes a standard minimum death benefit that is guaranteed by Us. This benefit is described in detail under the heading "Death Benefits."

  LOANS: Under certain circumstances, you may take loans from your Contract. This benefit is described in detail under the heading "Loans."

  ANNUITY PAYMENTS: You can choose to receive Annuity Payments on a variable basis, on a fixed basis or a combination of both. If you choose variable Annuity Payments, the amount of the variable Annuity Payments will depend upon the investment performance of the Investment Portfolios you select for the Annuity Period. If you choose fixed Annuity Payments, the amount of the fixed Annuity Payments are constant for the entire Annuity Period.

  FREE LOOK. If you or the Contract Owner cancel the Contract within 10 days after receiving it (or whatever longer time period is required in your state), we will cancel the Contract without assessing a Withdrawal Charge. You will receive whatever your Contract is worth on the day we receive your request for cancellation. This may be more or less than your original Purchase Payment. We will return your original Purchase Payment if required by law.

  TAX PENALTY. In general, your investment and earnings are not taxed until you take money out of your Contract. If you are younger than age 59 1/2 when you take money out, you may be charged a 10% federal tax penalty on the amount treated as income. The entire amount of any withdrawal or Annuity Payment will be taxable income to you. For TSA Contracts, there are restrictions on your ability to withdraw money from the Contract.

  INQUIRIES. If you need more information, please visit Our Website (www.jeffnat.com) or contact Us at:
  Jefferson National Life Insurance Company
  P.O. Box 36840
  Louisville, Kentucky 40233
  (866) 667-0561

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FEE TABLE

The following tables describe the fees and expenses that you will pay when buying, owning and surrendering the Contract. The first table describes the fees and expenses that you will pay at the time you buy the Contract, surrender the Contract, or transfer amounts between Investment Options. State premium taxes may also be deducted.

OWNER TRANSACTION EXPENSES

                                                  FLEXIBLE PURCHASE PAYMENT CONTRACT           SINGLE PURCHASE PAYMENT CONTRACT
WITHDRAWAL CHARGE (as a percentage of amount
redeemed)(1)...............................                       8%                                          7%
Transfer Fee...............................                      None                                        None

The next table describes the fees and expenses that you will pay periodically during the time that you own the Contract, not including the Investment Portfolios' fees and expenses.

                                                  FLEXIBLE PURCHASE PAYMENT CONTRACT           SINGLE PURCHASE PAYMENT CONTRACT
ANNUAL CONTRACT FEE(2).....................           $20 per contract per year                   $25 per contract per year
ANNUAL EXPENSES OF VARIABLE ACCOUNT
(as a percentage of average account value)
Mortality and Expense Fees(3)..............                     1.00%                                       1.00%
Other Expenses.............................                      None                                        None
TOTAL ANNUAL EXPENSES OF VARIABLE ACCOUNT..                     1.00%                                       1.00%

The next item shows the minimum and maximum total operating expenses charged by the Investment Portfolios that you may pay periodically during the time that you own the Contract. More detail concerning each Investment Portfolio's fees and expenses is contained in the prospectus for each Investment Portfolio.

                                                                                          MINIMUM         MAXIMUM

TOTAL INVESTMENT PORTFOLIO OPERATING EXPENSES

(expenses that are deducted from Investment Portfolio assets, including
management fees, distribution and/or service (12b-1) fees, and other expenses)(4)......    0.26%           2.54%

(1) The Withdrawal Charge decreases to zero over time. You can make a withdrawal subject to any applicable limitations, each contract year of 10% of the total contract value of a flexible Purchase Payment Contract without payment of a Withdrawal Charge load. You can withdraw 10% of the Contract Value of the single Purchase Payment Contract without payment of a deferred sales load each year beginning with the second Contract year (see the "Charges and Deductions" section of this Prospectus for further explanation).

(2) We reserve the right to reduce or waive the fee.

(3) Jefferson National has guaranteed the total of the investment management fees charged against 40/86 Series Trust's Equity, Fixed Income and Money Market Portfolios whose shares are purchased by the Variable Account, plus the mortality and expense risk fee imposed upon the assets of the corresponding subaccounts of the Variable Account will not exceed 1.44%. Therefore, the current Mortality and Expense Fees for the 40/86 Series Trust's Equity, Fixed Income, and Money Market subaccounts are equal to 0.66%, 0.81% and 0.99%, respectively. See the Statement of Additional Information for more information about this guarantee. (4) The minimum and maximum total Investment Portfolio Operating Expenses may be affected by voluntary or contractual waivers or expense reimbursements. These waivers and expense reimbursements will reduce the actual Total Portfolio Operating Expenses for the affected Investment Portfolios. Please refer to the underlying Investment Portfolio prospectuses for details about the specific expenses of each Investment Portfolio.

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EXAMPLES OF FEES AND EXPENSES

This Example is intended to help you compare the cost of investing in the Contract with the cost of investing in other variable annuity contracts. These costs include Owner Transaction Expenses, Contract fees, Annual Expenses of the Variable Account, and Investment Portfolio fees and expenses.

The Example assumes that you invest $10,000 in the Contract for the time periods indicated. The Example also assumes that your investment has a 5% return each year. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

(1) If you surrender your Contract at the end of the applicable time period:

                                                                                 FLEXIBLE PURCHASE PAYMENT CONTRACT

ASSUMING MAXIMUM INVESTMENT                                          1 YEAR          3 YEARS          5 YEARS          10 YEARS
PORTFOLIO OPERATING EXPENSES..................................     $1,160.61        $1,696.99        $2,254.04        $3,840.95

ASSUMING MINIMUM INVESTMENT                                          1 YEAR          3 YEARS          5 YEARS          10 YEARS
PORTFOLIO OPERATING EXPENSES..................................      $932.61         $1,012.64        $1,113.61        $1,568.31
                                                                                  SINGLE PURCHASE PAYMENT CONTRACT
ASSUMING MAXIMUM INVESTMENT                                          1 YEAR          3 YEARS          5 YEARS          10 YEARS
PORTFOLIO OPERATING EXPENSES..................................     $1,062.27        $1,601.84        $2,161.93        $3,855.66

ASSUMING MINIMUM INVESTMENT                                          1 YEAR          3 YEARS          5 YEARS          10 YEARS
PORTFOLIO OPERATING EXPENSES..................................      $834.27          $917.71         $1,022.27        $1,586.65

(2) If you annuitize at the end of the applicable time period (except under certain circumstances):
                                                                                 FLEXIBLE PURCHASE PAYMENT CONTRACT

ASSUMING MAXIMUM INVESTMENT                                          1 YEAR          3 YEARS          5 YEARS          10 YEARS
PORTFOLIO OPERATING EXPENSES..................................     $1,160.61        $1,696.99        $1,854.04        $3,840.95

ASSUMING MINIMUM INVESTMENT                                          1 YEAR          3 YEARS          5 YEARS          10 YEARS
PORTFOLIO OPERATING EXPENSES..................................      $932.61         $1,012.64         $713.61         $1,568.31
                                                                                  SINGLE PURCHASE PAYMENT CONTRACT

ASSUMING MAXIMUM INVESTMENT                                          1 YEAR          3 YEARS          5 YEARS          10 YEARS
PORTFOLIO OPERATING EXPENSES..................................     $1,062.27        $1,601.84        $1,861.93        $3,855.66

ASSUMING MINIMUM INVESTMENT                                          1 YEAR          3 YEARS          5 YEARS          10 YEARS
PORTFOLIO OPERATING EXPENSES..................................      $834.27          $917.71          $722.27         $1,586.65

(3) If you do not surrender your Contract:
                                                                                 FLEXIBLE PURCHASE PAYMENT CONTRACT

ASSUMING MAXIMUM INVESTMENT                                          1 YEAR          3 YEARS          5 YEARS          10 YEARS
PORTFOLIO OPERATING EXPENSES..................................      $360.61         $1,096.99        $1,854.04        $3,840.95

ASSUMING MINIMUM INVESTMENT                                          1 YEAR          3 YEARS          5 YEARS          10 YEARS
PORTFOLIO OPERATING EXPENSES..................................      $132.61          $412.64          $713.61         $1,568.31
                                                                                  SINGLE PURCHASE PAYMENT CONTRACT

ASSUMING MAXIMUM INVESTMENT                                          1 YEAR          3 YEARS          5 YEARS          10 YEARS
PORTFOLIO OPERATING EXPENSES..................................      $362.27         $1,101.84        $1,861.93        $3,855.66

ASSUMING MINIMUM INVESTMENT                                          1 YEAR          3 YEARS          5 YEARS          10 YEARS
PORTFOLIO OPERATING EXPENSES..................................      $134.27          $417.71          $722.27         $1,586.65

CONDENSED FINANCIAL INFORMATION

Appendix A to this prospectus contains tables that show Accumulation Unit values and the number of Accumulation Units outstanding for each of the Investment Options of the Variable Account offered through variable annuity contracts. The financial data included in the tables should be read in conjunction with the financial statements and the related notes that are in the Statement of Additional Information.

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JEFFERSON NATIONAL

  Jefferson National Life Insurance Company (Jefferson National) was originally organized in 1937. Prior to May 1, 2003, we were known as Conseco Variable Insurance Company and prior to October 7, 1998, we were known as Great American Reserve Insurance Company.

  We are principally engaged in the life insurance business in 49 states and the District of Columbia. We are a stock company organized under the laws of the state of Texas and are an indirect wholly-owned subsidiary of Inviva, Inc.

  The obligations under the Contracts are obligations of Jefferson National Life Insurance Company.

CONTRACT OWNER INQUIRIES

  You should direct any inquiries you have regarding your Individual Contract, or any related matter to the Company's Website, or to the address and telephone number shown under "Administrative Office" in the front of this prospectus.

FINANCIAL STATEMENTS

  The financial statements of Jefferson National and the Variable Account are contained in the Statement of Additional Information. You should consider the financial statements of Jefferson National only as bearing upon the ability of Jefferson National to meet its obligations under the Contracts.

THE VARIABLE ACCOUNT

  The Variable Account was originally established in 1980 by Voyager Life Insurance Company. The Variable Account is registered with the SEC as a unit investment trust under the Investment Company Act of 1940 (the "1940 Act").

  Prior to May 1, 2003, the Variable Account was known as Conseco Variable Annuity Account C and prior to May 1, 1999, it was known as Great American Reserve Variable Annuity Account C. Registration under the 1940 Act does not involve the supervision by the SEC of the management or investment policies or practices of the Variable Account. The Variable Account is regulated by the Insurance Department of Texas. Regulation by the state, however, does not involve any supervision of the Variable Account, except to determine compliance with broad statutory criteria.

  The assets of the Variable Account are held in Jefferson National's name on behalf of the Variable Account and legally belong to Jefferson National. However, those assets that underlie the Contracts are not available to be used to pay the liabilities arising out of any other business Jefferson National may conduct. All the income, gains and losses (realized or unrealized) resulting from these assets are credited to or charged against the Contracts and not against any other contracts Jefferson National may issue.

   The Variable Account is divided into subaccounts. Each subaccount invests in shares of one of the Investment Portfolios.

   Jefferson National has also reserved the right, subject to compliance with the law as currently applicable or subsequently changed:

  (a) to operate the Variable Account in any form permitted under the 1940 Act or in any other form permitted by law;

  (b) to take any action necessary to comply with or obtain and continue any exemptions from the 1940 Act or to comply with any other applicable law;

  (c) to transfer any assets in any subaccount to another subaccount, or to one or more separate investment accounts, or to Jefferson National's Fixed Account; or to add, combine or remove subaccounts in the Variable Account;

  (d) to substitute shares of a Investment Portfolio for shares of another Investment Portfolio (with any necessary prior approval of the Securities and Exchange Commission); and

  (e) to change the way Jefferson National assesses charges, so long as the charges are not increased beyond the maximum charges guaranteed by the Contract.

  New or substitute Investment Portfolios may have different fees and expenses than the ones they replaced, and their availability may be limited to certain classes of purchasers.

VARIABLE ACCOUNT INVESTMENT OPTIONS

  The Contract currently offers several Variable Account Investment Options (subaccounts), each of which invests in an Investment Portfolio listed at the beginning of this Prospectus. Appendix B contains information about the Investment Options. Money you invest in the subaccounts may grow in value, decline in value, or grow less than you expect, depending on the investment performance of the Investment Portfolios in which those subaccounts invest. You bear the investment risk that those Investment Portfolios might not meet their investment objectives. Additional Investment Portfolios may be available in the future.

  You should read the prospectuses for these Investment Portfolios carefully. Copies of these prospectuses will be sent to you with your Contract. If you would like a copy of the Investment Portfolio prospectuses visit Our Website, or call Jefferson National at: (866) 667-0561.

  The investment objectives and policies of certain of the Investment Portfolios are similar to the investment objectives and policies of other mutual funds that certain of the investment advisers manage. Although the objectives and policies may be similar, the investment results of the Investment Portfolios may be higher or lower than the results of such other mutual funds. The investment advisers cannot guarantee, and make no representation, that the investment results of similar Investment Portfolios will be comparable even though the Investment Portfolios have the same investment advisers.

  A significant portion of the assets of certain of the Investment Portfolios come from investors who take part in certain strategic and tactical asset allocation programs. These Investment Portfolios anticipate that investors who take part in these programs may frequently redeem or exchange shares of these Investment Portfolios, which may cause the Investment Portfolios to experience high portfolio turnover. Higher portfolio turnover may result in the Investment Portfolios paying higher levels of transaction costs and generating greater tax liabilities. Large movements of assets into and out of the Investment Portfolios may also negatively impact an Investment Portfolio's ability to achieve its investment objective. In addition, the extent to which Contracts are owned

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by investors who engage in frequent redemptions or exchanges involving
Investment Portfolios which do not limit such activity may result in more redemption and exchange activity in other Investment Portfolios which impose limits on such activity. The adverse impact, if any, of such activity will be constrained by the limits those other Investment Portfolios impose on frequent redemption or exchange activity. Refer to the Investment Portfolios' prospectuses for more details on the risks associated with any specific Investment Portfolio.

  Shares of the Investment Portfolios are offered in connection with certain variable annuity contracts and variable life insurance policies of various life insurance companies which may or may not be affiliated with Jefferson National. Certain Investment Portfolios are also sold directly to qualified plans. The Investment Portfolios believe that offering their shares in this manner will not be disadvantageous to you.

  Jefferson National may enter into certain arrangements under which it is compensated by the Investment Portfolios' advisers, distributors and/or affiliates for the administrative or distribution services which it provides to the Investment Portfolios.

VOTING RIGHTS

  Jefferson National is the legal owner of the Investment Portfolio shares. However, when an investment portfolio solicits proxies in conjunction with a vote of its shareholders, we will send you and other owners materials describing the matters to be voted on. You instruct us how to vote those shares. When we receive those instructions, we will vote all of the shares we own and those for which no timely instructions are received in proportion to those instructions timely received. Should we determine that we are no longer required to follow this voting procedure, we will vote the shares ourselves.

FIXED ACCOUNT

  During the Accumulation Period, you can invest in the Fixed Account. The Fixed Account offers an interest rate that is guaranteed by Us to be no less than 4.5% or the minimum rate prescribed by applicable state law. From time to time, we may change the interest rate credited to amounts invested in the Fixed Account. If you select the Fixed Account, your money will be placed with Our other general account assets. The Fixed Account may not be available in your state. Effective April 12, 2005, owners of non-qualified Contracts are no longer permitted to make additional investments in the Fixed Account.

  The Fixed Account is not registered under the federal securities laws and it is generally not subject to its provisions. The staff of the SEC has not reviewed the disclosure related to the Fixed Account. The disclosure may, however, be subject to certain generally applicable provisions of the federal securities laws relating to the accuracy and completeness of statements made in prospectuses.

  The Variable Account Annual Expenses do not apply to amounts allocated to the Fixed Account.

  If you buy the Contract as a TSA or under certain other qualified plans, the Contract may contain a provision that allows you to take a loan against the Contract Value you have allocated to the Fixed Account. Loan provisions are described in detail in your Contract.

  See your Contract for more information on the Fixed Account.

THE CONTRACTS

  The Contracts, like all deferred annuity contracts, have two phases: the Accumulation Period and the Annuity Period. When you are making Purchase Payments to the Contract, it is called the Accumulation Period. During the Accumulation Period, earnings accumulate on a tax deferred basis and are taxed as income when you make a withdrawal. When you begin receiving Annuity Payments from the Contract, it switches to the Annuity Period.

  The Contracts may be issued in conjunction with certain plans qualifying for special income tax treatment under the Code. You should be aware that this annuity will fund a retirement plan that already provides tax deferral under the Code. In such situations, the tax deferral of the annuity does not provide additional benefits. In addition, you should be aware that there are fees and charges in an annuity that may not be included in other types of investments, which may be more or less costly. However, the fees and charges under the Contract are also designed to provide for certain payment guarantees and features other than tax deferral that may not be available through other investments. These features are explained in detail in this prospectus. You should consult with your tax or legal adviser to determine if the Contract is suitable for your tax qualified plan.

  There are two types of Contracts described in this prospectus:

  (1) flexible Purchase Payment deferred annuity Contracts under which Purchase Payments can be made at intervals you desire, but are usually made on an annual, semi-annual, quarterly or monthly basis, under which Annuity Payments to the Annuitant begin at a point of time in the future, and

  (2) single Purchase Payment deferred annuity Contracts under which a single Purchase Payment is made, under which Annuity Payments to the Annuitant begin at a point of time in the future. The Single Purchase Payment
     Contract is no longer offered for sale.

ACCUMULATION PROVISIONS
PURCHASE PAYMENTS

  The flexible Purchase Payment Contracts have a minimum initial Purchase Payment requirement of $10 and subsequent Purchase Payment requirement of $10 per month. We reserve the right to accept purchase payments for less than the minimum. Purchase Payments in excess of $2,000,000 may be made only with our approval and will be subject to such terms and conditions as we may require. The amount of a Purchase Payment may be increased or decreased at any time, and submission of a Purchase Payment different from the previous one will automatically effect such a change.

  You can make Purchase Payments to Jefferson National at its Administrative Office. Jefferson National must approve each application. When Jefferson National accepts your application, it will issue you a Contract and allocate your Purchase Payment as described below.

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ALLOCATION OF PURCHASE PAYMENTS

  You may elect to have Purchase Payments accumulate:

  (a) on a fully variable basis, which means they are invested in the subaccounts of the Variable Account (Variable Account Investment Options);

  (b) on a fully fixed basis, which means they are invested in the Fixed Account; or

   (c) a combination of both.

  Once we receive your Purchase Payment and the necessary information, we will issue your Contract and allocate your first Purchase Payment within 2 business days. If you do not provide us all of the information needed, we will contact you. If for some reason we are unable to complete this process within 5 business days, we will either send back your money or get your permission to keep it until we get all of the necessary information.

   If you add more money to your Contract by making additional Purchase Payments, we will credit these amounts to your Contract on the business day we receive them at the Accumulation Unit value next computed. Our business day closes when the New York Stock Exchange closes, usually 4:00 P.M. Eastern time. Unlike the other Investment Portfolios available under your Contract, all transactions involving the Rydex Investment Portfolios listed below must be received no later than 15 or 30 minutes before the New York Stock Exchange closes, I.E., 3:30 P.M. or 3:45 P.M. Eastern Time based on the usual 4:00 P.M. Eastern Time close. Any transaction involving a Rydex Investment Portfolio received after the applicable cut-off time set forth in the chart below, including a transfer request involving any other Investment Portfolio not listed or any Investment Portfolio with an earlier cut-off time, will be processed on the next Business Day.

------------------------------------------------------------------

                  15 MINUTES BEFORE NYSE CLOSE
------------------------ ---------------------- ------------------
Nova                     U.S. Government Bond   Large-Cap Europe
------------------------ ---------------------- ------------------
Ursa                     Juno                   Large-Cap Japan
------------------------- ---------------------- ------------------
OTC                      Medius                 Titan 500
------------------------ ---------------------- ------------------
Arktos                   Mekros                 Velocity 100
------------------------------------------------------------------

                  30 MINUTES BEFORE NYSE CLOSE
------------------------ ---------------------- ------------------
Utilities                Energy                 Precious Metals
------------------------ ---------------------- ------------------
Banking                  Energy Services        Real Estate
------------------------ ---------------------- ------------------
Basic Materials          Financial Services     Retailing
------------------------ ---------------------- ------------------
Biotechnology            Health Care            Technology
------------------------ ---------------------- ------------------
Consumer Products        Internet               Telecommunication
------------------------ ---------------------- ------------------
Electronics              Leisure                Transportation
------------------------ ---------------------- ------------------
U.S. Govt. Money Mkt

------------------------ ---------------------- ------------------

Similarly, any transaction involving the Potomac Dynamic VP HY Bond Fund received after 2:00 P.M., including a transfer request involving the Potomac Dynamic VP HY Bond Fund and any other Investment Portfolio, will be processed on the next Business Day.

ACCUMULATION UNITS
  We credit Purchase Payments that you allocate to the subaccounts with Accumulation Units. We do this at the end of the Valuation Period when we receive your Purchase Payment at our Administrative Office. The method of payment (E.G., check, wire transfer, electronic funds transfer) may affect when your Purchase Payment is received by Us. If you add more money to your Contract by making additional Purchase Payments, we determine the number of Accumulation Units credited to your Contract by dividing the Purchase Payment amount by the value of an Accumulation Unit at the end of that Valuation Period. We value Accumulation Units for each subaccount separately.

ACCUMULATION UNIT VALUES

  Every business day we determine the value of an Accumulation Unit for each of the subaccounts by multiplying the Accumulation Unit value for the previous Valuation Period by a factor for the current Valuation Period. The factor is determined by:

  1. dividing the value of a Investment Portfolio share at the end of the current Valuation Period (and any charges for taxes) by the value of a Investment Portfolio share for the previous Valuation Period; and

  2. subtracting the daily amount of the mortality and expense risk fee.

  The value of an Accumulation Unit may go up or down from Valuation Period to Valuation Period. There is no guarantee that the value of your Individual Contract will equal or exceed the Purchase Payments you have made.

  We will tell you at least once each year the number of Accumulation Units which we credited to your Individual Contract, the current Accumulation Unit values and the value of your Individual Contract.

TRANSFERS

  During the Accumulation Period, you may make transfers from one subaccount to another subaccount and/or to the Fixed Account. Limits on transfers out of the Fixed Account may apply. You can make transfers between subaccounts and changes in allocations in writing or by telephone (if you have completed a telephone authorization request).

HOW YOU CAN MAKE TRANSFERS

  You may request transactions or obtain information about your Contract by submitting a request to Us in writing via U.S. Mail. Subject to Our administrative rules and procedures, we may also allow you to submit a request through other means.

  TELEPHONE AND WEBSITE TRANSACTIONS. You can elect to request transactions and receive information about your Contract by telephone or though our Website (www.jeffnat.com). All transaction requests are processed subject to Our administrative rules and procedures. If you do not want the ability to request transactions or receive information about your Contract by telephone or through Our Website, you should notify Us in writing.

  We will accept transaction requests from your Registered Representative and/or your Investment Advisor. You can also authorize someone else, via submitting a power of attorney in good order, to request transactions for you. If you own the Contract with a Joint Owner, unless we are instructed otherwise, we will accept instructions from and provide information to either you or the other Owner.

  We will use reasonable procedures to confirm that instructions given to Us by telephone are genuine. All

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telephone calls will be recorded and the caller will be asked to produce personalized data about the Owner before We will make the telephone transaction. A password will be required for Website transfers. We will send you a confirmation of all transactions. If we fail to use such procedures we may be liable for any losses due to unauthorized or fraudulent instructions.

  We have instituted reasonable procedures to confirm that any instructions communicated are genuine. We will record all telephone calls and will ask the caller to produce your personalized data prior to our initiating any transfer requests by telephone. A password will also be required for internet transfers. Additionally, as with other transactions, you will receive a confirmation of your transfer. If reasonable procedures are employed, neither Jefferson National nor Inviva Securities Corporation will be liable for following instructions which it reasonably believes to be genuine.

  Subject to the earlier cut-off times described above, transfer requests received by Jefferson National before the close of trading on the New York Stock Exchange (currently 4:00 PM Eastern time) will be initiated at the close of business that day. If we receive a request later it will be initiated at the close of the next business day.

EXCESSIVE TRADING LIMITS

  The Contracts are first and foremost annuity contracts, designed for retirement or other long-term financial planning purposes, and are not designed for market timers or other persons that use programmed, large, or frequent transfers. The use of such transfers can be disruptive to any underlying Investment Portfolio and harmful to other contract owners invested in the Investment Portfolio.

  We reserve the right to limit transfers in any Contract year, or to refuse any transfer request for an Owner, Registered Representative, Investment Advisor or other third party acting under a Limited Power of Attorney, for any reason, including without limitation, if:

   o We believe, in Our sole discretion, that excessive trading by the Owner, or a specific transfer request, submitted by a third party advisor, or a group of transfer requests, may have a detrimental effect on the Accumulation Unit values of any subaccount or the share prices of any Investment Portfolio or would be detrimental to other Owners; or

   o We are informed by one or more Investment Portfolios that they intend to restrict the purchase of Investment Portfolio shares because of excessive trading or because they believe that a specific transfer or group of transfers would have a detrimental effect on the price of Investment Portfolio shares; or

   o the requested transaction violates Our administrative rules designed to detect and prevent market timing.

   The restrictions imposed may include, but are not limited to, restrictions on transfers (E.G., by not processing requested transfers, limiting the number of transfers allowed, and/or the dollar amount, requiring holding periods, allowing transfer requests by U.S. Mail only, etc.) or even prohibitions on them for particular owners who, in Our view, have abused or appear likely to abuse the transfer privilege.

  We may apply restrictions in any manner reasonably designed to prevent transfers that we consider disadvantageous to other Owners. These excessive trading limits apply to all owners. However, using our processes and procedures, we may not detect all market timers, prevent frequent transfers, or prevent harm caused by excessive transfers.

     SHORT-TERM TRADING RISK. Frequent exchanges among Investment Portfolios by Owners can reduce the long-term returns of the underlying mutual funds. The reduced returns could adversely affect the owners, annuitants, insureds or beneficiaries of any variable annuity or variable life insurance contract issued by any insurance company with respect to values allocated to the underlying fund. Frequent exchanges may reduce the mutual fund's performance by increasing costs paid by the fund (such as brokerage commissions); they can disrupt portfolio management strategies; and they can have the effect of diluting the value of the shares of long term shareholders in cases in which fluctuations in markets are not fully priced into the fund's net asset value.

    The insurance-dedicated mutual funds available through the Investment Portfolios are also available in products issued by other insurance companies. These funds carry a significant risk that short-term trading may go undetected. The funds themselves generally cannot detect individual contract owner exchange activity, because they are owned primarily by insurance company separate accounts that aggregate exchange orders from owners of individual contracts. Accordingly, the funds are dependent in large part on the rights, ability and willingness of all participating insurance companies to detect and deter short-term trading by contract owners.

    As outlined below, we have adopted policies regarding frequent trading, but can provide no assurance that other insurance companies using the same mutual funds have adopted comparable procedures. There is also the risk that these policies and procedures concerning short-term trading will prove ineffective in whole or in part to detect or prevent frequent trading. Please review the mutual funds' prospectuses for specific information about the funds' short-term trading policies and risks.

We have adopted policies and procedures with respect to frequent transfers. These policies apply to all Investment Options except for Investment Options that contain disclosure permitting active trading. As of the date of this prospectus, the only Investment Options which permit active trading are those of the Rydex Variable Trust (other than Rydex Sector Rotation Fund, CLS AdvisorOne Amerigo Fund and CLS AdvisorOne Clermont Fund which do not permit active trading), the Potomac Dynamic VP HY Bond Fund and the 40/86 Money Market Portfolio. This list may change any time without notice. Pursuant to this policy, we block trades in excess of $25,000 that are the second transaction in a purchase and sale or sale and purchase involving the same Investment Portfolio in less than seven (7) days (or whatever greater time periods required by the Investment Option). If only one portion of a transfer request involving multiple Investment Options violates our policy, the entire transfer request is blocked.

   We monitor transfers and impose these rules across multiple

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Contracts owned by the same owner. Thus, if you own two Contracts and make a purchase in excess of $25,000 in an Investment Option in Contract 1, you will have to wait at least seven (7) days to make a sale in excess of $25,000 in the same Investment Option in Contract 2. All transfers are monitored, including without limitation, systematic transfers such as dollar cost averaging, rebalancing, systematic contributions and systematic withdrawals. If you (or your agent's) Website transfer request is restricted or denied, we will send notice via U.S. Mail.

DOLLAR COST AVERAGING PROGRAM

  Jefferson National offers a Dollar Cost Averaging (DCA) program which enables you to transfer values from one or more Investment Options to other Investment Option(s) on a predetermined and systematic basis. The DCA program allows you to make investments in equal installments over time in an effort to potentially reduce the risk of market fluctuations. There is no guarantee that this will happen. Currently, there is no charge for participating in this program. Jefferson National reserves the right, at any time and without prior notice, to terminate, suspend or modify this program.

  Dollar cost averaging does not assure a profit and does not protect against loss in declining markets. Dollar cost averaging involves continuous investment in the selected Variable Account Investment Options regardless of fluctuating price levels of the Variable Account Investment Option(s). You should consider your financial ability to continue the dollar cost averaging program through periods of fluctuating price levels.

REBALANCING PROGRAM

  Rebalancing is a program, which if elected, permits you to pre-authorize periodic automatic transfers during the Accumulation Period among the subaccounts pursuant to your written instructions or via Our Website. Rebalancing via Our Website is subject to Our administrative rules and procedures. The transfers under this program are made to maintain a particular percentage allocation among the subaccounts you select. Any amount you have in the Fixed Account will not be transferred pursuant to the rebalancing program. Transfers must be in whole percentages in one (1%) percent allocation increments. The maximum number of subaccounts you can use for rebalancing is 15. You can request that rebalancing occur quarterly, semi-annually or annually on a date you select. There is no fee for participating in the program. Jefferson National reserves the right to terminate, modify or suspend the rebalancing program at any time.

ASSET ALLOCATION PROGRAM

  Jefferson National understands the importance to you of having advice from a financial advisor regarding your investments in the Contract (asset allocation program). Certain investment advisors have made arrangements with us to make their services available to you. Jefferson National has not made any independent investigation of these investment advisors and is not endorsing such programs. You may be required to enter into an advisory agreement with your Investment Advisor to have the fees paid out of your Contract during the Accumulation Period.

  Jefferson National will, pursuant to an agreement with you, make a partial withdrawal from the value of your Contract to pay for the services of your Investment Advisor. If the Contract is non-qualified, the withdrawal will be treated like any other distribution and may be included in gross income for federal tax purposes. Further, if you are under age 59 1/2 it may be subject to a tax penalty. If the Contract is qualified, the withdrawal for the payment of fees may not be treated as a taxable distribution if certain conditions are met. You should consult a tax advisor regarding the tax treatment of the payment of investment advisor fees from your Contract.

INTEREST SWEEP PROGRAM

  Sweep is a program which provides for the automatic transfer of the interest from the Fixed Account into a Variable Account Investment Option on a periodic and systematic basis. Currently, there is no charge for participating in this program.

WITHDRAWALS The Contract permits you to withdraw all or a portion of the Contract Value at any time before the commencement of Annuity Payments (subject to any restrictions of the Code). We will determine the Contract Value as of the date we receive a written request for a withdrawal at our Administrative Office or a later date you specify in the request. The portion of the redemption payment attributable to the Variable Account will be the value of Accumulation Units then credited to the Individual Contract under the Contract less applicable Withdrawal Charges, any outstanding loans and applicable administrative fees. With respect to any Individual Contract value or portion thereof which has been applied to provide Annuity Payments, Jefferson National will continue to make Annuity Payments under the option you selected until its obligations to make such Annuity Payments terminates.

  For certain qualified Contracts, your withdrawal rights may be restricted and may require the consent of your spouse as required under the Code.

  If you have amounts allocated to more than one Investment Option, a request for a partial withdrawal must specify the manner in which the amount redeemed is to be allocated between the Investment Options.

  Withdrawals may be subject to income taxes, penalty taxes and certain restrictions.

SUSPENSION OF PAYMENTS

  We will pay the amount of any withdrawal from the Variable Account promptly, and in any event within seven days of the date Jefferson National receives the written request, in proper form, at its Administrative Office. Jefferson National reserves the right to defer the right of withdrawal or postpone payments for any period when:

  (1) the New York Stock Exchange is closed (other than customary weekend and holiday closings);

   (2) trading on the New York Stock Exchange is restricted;

   (3) an emergency exists as a result of which disposal of securities held in the Variable Account is not reasonably practicable or it is not reasonably practical to determine the value of the Variable Account's net assets; or

   (4) the SEC, by order, so permits for the protection of

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       security holders, provided that applicable rules and regulations of the
       SEC will govern as to whether the conditions described in (2) and (3) exist.

  If mandated under applicable law, we may be required to reject a premium payment and/or otherwise block access to an Owner's Contract and thereby refuse to pay any request for transfers, partial withdrawals, surrenders, loans, or death benefits. Once blocked, monies would be held in that contract until instructions are received from the appropriate regulator.

RESTRICTIONS UNDER OPTIONAL RETIREMENT PROGRAMS

  If you participate in certain Optional Retirement Programs (ORP), you can withdraw your interest in a Contract only upon:

  (1) termination of employment in all public institutions of higher education as defined by applicable law;

  (2) retirement; or

  (3) death.

  Accordingly, you (as a participant in ORP) may be required to obtain a certificate of termination from your employer before you can withdraw your interest. Certain plans may have additional restrictions on distributions.

RESTRICTIONS UNDER SECTION 403(B) PLANS

  If you own the Contract under a TSA-403(b) plan, you can only make withdrawals of amounts attributable to contributions you made pursuant to a salary reduction agreement (as defined in Section 403(b)(11) of the Code) under one of the following circumstances:

  (1) when you attain age 59 1/2,

  (2) when you separate from service,

  (3) when you die,

  (4) if you become disabled (within the meaning of Section 72(m)(7) of the Code),

  (5) in the case of hardship, or

  (6) made pursuant to a qualified domestic relations order, if otherwise permitted.

  Withdrawals for hardship are restricted to the portion of your Contract Value which represents contributions you made and does not include any investment results. The limitations on withdrawals became effective on January 1, 1989, and apply only to:

  o salary reduction contributions made after December 31, 1988;

  o income attributable to such contributions; and

  o income attributable to amounts held as of December 31, 1988.

   The limitations on withdrawals do not affect rollovers or transfers between certain qualified plans. Tax penalties may also apply.

SYSTEMATIC WITHDRAWAL PLAN

  Jefferson National offers a Systematic Withdrawal Plan (SWP) which enables you to pre-authorize periodic withdrawals. You can participate in this program by sending a written request to our Administrative Office. Subject to Our administrative procedures, you can instruct Jefferson National to withdraw a level dollar amount from specified Investment Options on a periodic basis. If you do a reallocation and do not specify Investment Options, all systematic withdrawals will be withdrawn from the Fixed Account and Variable Account Investment Options on a pro-rata basis. The total SWP withdrawals in a Contract Year which you are permitted to make is limited to amounts that can be withdrawn without the withdrawal charge (see "Charges and Deductions--Withdrawal Charge").

  Systematic withdrawals may be subject to income taxes, penalty taxes and certain restrictions.

LOANS

  Your Contract may contain a loan provision issued in connection with certain qualified plans. If you own a Contract which contains a loan provision, you may obtain loans using the Contract as the only security for the loan. Loans are subject to provisions of the Code and to applicable retirement program rules. You should consult a tax adviser and retirement plan fiduciary before exercising loan privileges. Loan provisions are described in detail in your Contract.

  The amount of any loan outstanding on the date of death will be deducted from the death benefit. Loans are also deducted from full withdrawals. In addition, a loan, whether or not repaid, will have a permanent effect on the Contract Value because the investment performance of the Investment Options will apply only to the unborrowed portion of the Contract Value. The longer the loan is outstanding, the greater the effect is likely to be. The effect could be favorable or unfavorable.

CHARGES AND DEDUCTIONS
WITHDRAWAL CHARGE

  If you own a single Purchase Payment Contract, you can withdraw 10% of the Contract Value without payment of a withdrawal charge each year beginning with the second Contract year. If you own a flexible Purchase Payment Contract, you can withdraw 10% of the Contract Value without payment of a withdrawal charge, but you may not make more than one free withdrawal in any calendar year. We do not impose withdrawal charges on withdrawals we make to pay advisory fees to Your Investment Advisor. If you terminate either Contract or make a partial withdrawal in excess of these limitations, the withdrawal may subject the value of the amount surrendered ("Amount Redeemed") to a withdrawal charge.

  Jefferson National will calculate the deduction for withdrawal charges on the amount withdrawn in excess of the 10% free withdrawal when we determine the amount to be paid ("Redemption Payment"). For flexible Purchase Payment Contracts, we will calculate the deduction for the first withdrawal in a Contract year on the amount withdrawn in excess of 10% of Contract Value. For the second or subsequent withdrawals in a Contract year, we will calculate the withdrawal charge on the total amount of each withdrawal.

  We do not deduct withdrawal charges from Annuity Payments under an annuity option involving lifetime payments or from amounts paid due to the death of a participant. We will deduct any applicable withdrawal charge if the number of years under an annuity option for a guaranteed period selected is less than five.

  The withdrawal charge will be a percentage of the Amount Redeemed, ranging from 0% to 8% depending on the type of

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Contract you own and the length of time the Contract has been outstanding. Until such percentage reaches zero, it is possible that the actual dollar amount of the withdrawal charge will increase, even though the percentage will decline, because of the increased Contract Value. The withdrawal charges are:

CONTRACT YEAR                           FLEXIBLE     SINGLE
                                        PURCHASE    PURCHASE
                                        PAYMENT     PAYMENT
                                        CONTRACT    CONTRACT
1                                          8%          7%
2                                          7%          6%
3                                          6%          5%
4                                          5%          4%
5                                          4%          3%
6                                          3%          0%
7                                          2%          0%
8                                          1%          0%
Thereafter                                 0%          0%
EXAMPLES
(1) If you own a single Purchase Payment Contract and make a complete withdrawal of your Individual Contract during the third Contract year:

  VALUE OF
  CONTRACT
     OR
 INDIVIDUAL                             ADMINISTRATIVE
  ACCOUNT       SINGLE                        FEE               REDEMPTION
  (AMOUNT      PREMIUM    WITHDRAWAL       DEDUCTION*               ON
  REDEEMED)    PAYMENT      CHARGE             *                  PAYMENT
  $11,800      $10,000    $531 (5% x          $25                $11,244
                          $10,620)

* Applicable to full withdrawals only.

(2) If you own a single Purchase Payment Contract and make a partial withdrawal of your Individual Contract during the third Contract year, assuming you request a $1,000 Redemption Payment in excess of the 10% free withdrawal amount:

     AMOUNT         AMOUNT        WITHDRAWAL     REDEMPTION
   REQUESTED       REDEEMED         CHARGE         PAYMENT
   $1,000.00       $1,052.63     $52.63 (5%)      $1,000.00

  In order to make a Redemption Payment of $1,000 in excess of the 10% free withdrawal amount, the Amount Redeemed must be greater than the Amount Requested by the amount of the withdrawal charge. We calculate the Amount Redeemed by dividing (a) the Amount Requested ($1,000) by (b) 1.00 minus the deduction rate of 5% (or .95), which produces $1,052.63. The Individual Contract value will be reduced by this amount.

  If the cost of selling the Contracts is greater than the Withdrawal Charge we collect, the deficiency will be made up out of our general account assets which may include profits we derive from the mortality and expense risk fees.

WITHDRAWAL CHARGE WAIVERS

  WAIVER OF WITHDRAWAL CHARGE FOR UNEMPLOYMENT. Once per contract year, we will allow an additional free withdrawal of up to 10% of your Contract Value if:

  o  your Contract has been in force for at least 1 year;
  o you provide us with a letter of determination from your state's Department of Labor indicating that you qualify for and have been receiving unemployment benefits for at least 60 consecutive days;
  o you were employed on a full time basis and working at least 30 hours per week on the date your Contract was issued;
  o  your employment was involuntarily terminated by your employer; and
  o you certify to us in writing that you are still unemployed when you make the withdrawal request.

  This benefit may be used by only one person including in the case of joint owners. This benefit may not be available in your state.

  WAIVER OF WITHDRAWAL CHARGE FOR NURSING CARE CONFINEMENT. Once per Contract year, we will allow an additional free withdrawal of up to 10% of your Contract Value if:

  o you are confined in a qualified nursing care center (as defined in the rider to the Contract) for 90 consecutive days;
  o  confinement begins after the first Contract year;
  o confinement is prescribed by a qualified physician and is medically necessary;
  o request for this benefit is made during confinement or within 60 days after confinement ends; and
  o  we receive proof of confinement.

  This benefit may be used by only one person including in the case of joint owners. If the Contract is continued by a spousal beneficiary, this benefit will not be available if used by the previous owner.

  This benefit may not be available in your state.

  WAIVER OF WITHDRAWAL CHARGE FOR TERMINAL ILLNESS. You may take one free withdrawal of up to 100% of your Contract Value after a qualified physician (as defined in the rider to the Contract) provides notice that the owner has a terminal illness (which is expected to result in death within 12 months from the notice).

  o To qualify, the diagnosis and notice must occur after the first Contract year ends.

   o This benefit is not available if you have a terminal illness on the date the Contract is issued. All other limitations under the Contract apply.

   o This benefit may only be used one time including in the case of joint owners. If the contract is continued by a spousal beneficiary, this benefit will not be available if used by the previous owner.

  This benefit may not be available in your state.

  With respect to the unemployment, nursing care confinement and terminal illness waiver of withdrawal charge benefits, if the Contract is owned by joint owners, these benefits apply to either owner. If the Contract is owned by a non-natural person, then these benefits apply to the Annuitant.

ADMINISTRATION FEE (ANNUAL CONTRACT FEE)

  During the Accumulation Period, Jefferson National deducts an annual contract fee on each July 2 from the Individual Contract value. We reserve the right to reduce or waive the fee. If you fully surrender your Individual Contract prior to the commencement of Annuity Payments, the annual contract fee will be deducted from proceeds paid. Jefferson National may also assess this annual contract fee at the time the

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Contract Value is applied to provide Annuity Payments.

  Jefferson National deducts the administrative fee first from amounts accumulated in the Fixed Account; if no or an insufficient value exists in the Fixed Account, any balance will then be deducted from the subaccounts of Variable Account on a pro rata basis. The fee is $20 for flexible Purchase Payment Contracts and $25 for single Purchase Payment Contracts.

MORTALITY AND EXPENSE RISK CHARGE

  Jefferson National makes daily deductions from the Variable Account at an effective annual rate equal to 1.00% of the value of the assets of the Variable Account for the mortality and expense risks it assumes. The amounts are deducted from the assets of the Variable Account in accordance with the Contracts.

  Variable Annuity Payments made under the Contracts vary with the investment performance of the subaccounts of the Variable Account, but are not affected by Jefferson National's actual mortality experience among Annuitants. The life span of the Annuitant, or changes in life expectancy in general, do not affect the monthly Annuity Payments payable under the Contracts. If Annuitants live longer than the life expectancy determined by Jefferson National, Jefferson National provides funds from its general funds to make Annuity Payments. Conversely, if longevity among Annuitants is lower than Jefferson National determined, Jefferson National realizes a gain. Jefferson National also provide the death benefits under the Contracts. These are the mortality risks.

  Jefferson National performs all administrative functions and pays all administrative expenses with respect to the Contracts. These expenses include but are not limited to salaries, rents, postage, telephone, travel, legal, actuarial and accounting fees, office equipment and stationery. Jefferson National also assumes the risk, the expense risk, that deductions provided for in the Contracts for sales and administrative expenses may not be enough to cover actual costs. Where the deductions are not adequate, Jefferson National will pay the amount of any shortfall from its general funds. Any amounts paid by Jefferson National may consist of, among other things, proceeds derived from mortality and expense risk charges.

PREMIUM TAXES

  We may deduct any premium tax due from Purchase Payments or from Individual Contract values at the annuity commencement date or at any such other time as Jefferson National determines in its sole discretion. The current range of premium taxes in jurisdictions in which we make the Contracts available is from 0% to 3.5%.

INVESTMENT PORTFOLIO EXPENSES

  There are deductions from and expenses paid out of the assets of the Investment Portfolios, which are described in the Investment Portfolio prospectuses. We reserve the right to charge transfer fees imposed by the Investment Portfolios for excessive transfers.

REDUCTION OR ELIMINATION OF CONTRACT CHARGES

  In some cases, Jefferson National may expect to incur lower sales and administrative expenses or perform fewer services due to the size of the Contract and/or the average contribution. Then, Jefferson National may be able to reduce or eliminate the Contract charges for administrative expense and withdrawal charges.

OTHER CHARGES

  Currently, Jefferson National does not make a charge against the Variable Account for its federal income taxes, or provisions for such taxes, that may be as a result of the Variable Account. Jefferson National may charge each subaccount of the Variable Account for its portion of any income tax charged to the subaccount or its assets.

  Under present laws, Jefferson National may incur state and local taxes (in addition to premium taxes) in several states. At present, these taxes are not significant. If they increase, however, Jefferson National may decide to make charges for such taxes or provisions for such taxes against the Variable Account. Any such charges against the Variable Account or its subaccounts could have an adverse effect on the investment performance of the subaccounts.

DEATH BENEFITS

  In the event the Owner, a Joint Owner or the Annuitant dies before Annuity Payments commence, Jefferson National will pay the Contract Value less any outstanding loans to the beneficiary named in the Contract. We will determine the Contract Value as of the Valuation Period in which we receive due proof of death acceptable to us at our Administrative Office.

  Generally, in the case of non-qualified Contracts, the distribution of the Contract Owner's interest in the Contract must be made within five years after the Contract Owner's death. If the beneficiary is an individual, in lieu of distribution within five years of the Contract Owner's death, distribution may generally be made as an annuity which begins within one year of the Contract Owner's death and is payable over the life of the beneficiary or over a period not in excess of the life expectancy of the beneficiary. If the deceased Contract Owner's spouse is the beneficiary, that spouse may elect to continue the Contract as the new Contract Owner in lieu of receiving the distribution. In such a case, the distribution rules applicable when a Contract Owner dies will apply when that spouse, as the Contract Owner, dies. If there are Joint Owners, distribution will occur when the first Owner dies.

  In the case of a qualified contract, the date on which distributions are required to begin must be no later than April 1 of the first calendar year following the later of: (a) the calendar year in which the Annuitant attains age 70 1/2, or (b) the calendar year in which the Annuitant retires. Additional requirements may apply to certain qualified contracts.

  If the Contract is owned by a non-individual then the death of the Annuitant shall be treated as the death of the Contract Owner. Additional requirements may apply to certain qualified Contracts.

  In lieu of a lump-sum payment, the death proceeds may be applied under any of the annuity options available in the Contract.

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THE ANNUITY PERIOD--SETTLEMENT PROVISIONS
ELECTING THE ANNUITY PERIOD AND FORM OF ANNUITY

  You select the date Annuity Payments are to commence and the annuity option. You can make changes in such elections at any time up to 30 days prior to the date Annuity Payments are to commence by sending a notice to Jefferson National. If you do not make such elections, we will make payments under a lifetime annuity with 120 monthly payments certain. The value of your Individual Contract will be based upon the value in the subaccounts of the Variable Account to provide variable Annuity Payments.

  Unless otherwise required by law, the annuity date for the Contract may be the first day of any month between the Annuitant's 50th and 75th birthdays. In the absence of a written election, the Annuity Date shall be the first day of the month on or next following the annuitants 65th birthday.

  You can elect to change (a) the annuity option to any of the annuity options described below, and (b) the manner in which the value of your Individual Contract is to be applied to provide Annuity Payments (for example, an election that a portion or all of the amounts accumulated on a variable basis be applied to provide fixed Annuity Payments or vice versa) by giving written notice to Jefferson National at least 30 days prior to the commencement of Annuity Payments. Once Annuity Payments begin, you cannot elect any changes.

  You cannot make an election that would result in a first monthly Annuity Payment of less than $25 if payments are to be on a fully fixed or variable basis, or less than $25 on each basis if a combination of variable and fixed Annuity Payments is elected. If, at any time, payments are or become less than $25 per monthly payment, Jefferson National has the right to change the frequency of payments to an interval which will result in Annuity Payments of at least $25 each, except that it will not make payments less frequently than annually.

  See "Taxes" for information on the federal tax treatment of Annuity Payments or other settlements.

ANNUITY OPTIONS

  You may select one of the following annuity options on either a fixed or variable basis. If you elect payments on a variable basis, payments will vary in accordance with the investment results of the subaccounts of the Variable Account.

  FIRST OPTION--INCOME FOR LIFE. Under this option, we will make monthly payments during the lifetime of the Annuitant. The payments will cease with the last monthly payment due prior to the death of the Annuitant. Of the first three options, this option offers the maximum level of monthly payments since there is no minimum number of payments guaranteed (nor a provision for a death benefit payable to a beneficiary). It would be possible under this option to receive only one Annuity Payment if the Annuitant died prior to the due date of the second Annuity Payment.

  SECOND OPTION--INCOME FOR LIFE WITH PAYMENT GUARANTEED FOR A FIXED NUMBER OF YEARS. Under this option, we will make monthly payments during the lifetime of the Annuitant with the guarantee that if, at the death of the Annuitant, we have made payments for less than 120, 180 or 240 months, as elected, we will continue to make Annuity Payments during the remainder of such period to your beneficiary. If no beneficiary is designated, Jefferson National will, in accordance with the provisions of the Contract, pay in a lump sum to the Annuitant's estate the present value, as of the date of death, of the number of guaranteed Annuity Payments remaining after that date, computed on the basis of the assumed net performance rate used in determining the first monthly payment. Because this option provides a specified minimum number of Annuity Payments, this option results in somewhat lower payments per month than the First Option.

  THIRD OPTION--JOINT AND SURVIVOR INCOME FOR LIFE. Under this option, we will make monthly payments during the joint lifetime of the Annuitant and a designated second person, and thereafter during the remaining lifetime of the survivor. Payments to the survivor will be at the rate of 100%, 75%, 66% or 50% of the amount which would have been payable to the Annuitant (you can select the rate at the time this option is elected). This option is designed primarily for couples who require the maximum possible payments during their joint lives and are not concerned with providing for beneficiaries at the death of the last to survive.

  Under current law, this option is automatically provided for a participant in a pension plan who is married and for married participants in most other qualified plans; however, a married participant may waive the joint and last survivor annuity during the appropriate election period if the participant's spouse consents in writing (acknowledging the effect of such consent) to such waiver.

  FOURTH OPTION--INCOME FOR A PERIOD. Under this option, we make payments for the number of years selected, which may be from one through 30. If the Annuitant dies before we have made the specified number of monthly payments, the present value of the remaining payments (as set forth in your Contract) will be paid to the designated beneficiary in one sum, or (provided the remaining amount is at least $5,000 and distribution of the value of the total accumulation is not less rapid than the rate of payment for the designated period) the amount will be payable under either of the first two options (at the beneficiary's election).

  To the extent that you select this option on a variable basis, at any time during the payment period you may elect that the remaining value:

  (1) be paid in one sum, or

  (2) be applied to effect a lifetime annuity under one of the options (options 1, 2 or 4) described above, provided that the value is at least $5,000.

  Since you may elect a lifetime annuity at any time, the annuity rate and expense risks continue during the Annuity Period. Accordingly, we will continue to make deductions for these risks from the Individual Contract values.

  FIFTH OPTION--INCOME OF SPECIFIED AMOUNT. Under this option, we will make payments on a monthly, quarterly, semi-annual, or annual basis of a designated dollar amount until the Individual Contract value you applied under this option, adjusted each Valuation Period to reflect investment experience, is exhausted within a

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minimum of three years and a maximum of 20 years.

  The designated amount of each installment may not be less than $75 per year per $1,000 of Individual Contract value applied. If the Annuitant dies before the value is exhausted, we will pay the remaining value to the beneficiary in one sum.

  If you elect this option on a variable basis, at any time during the payment period you may elect that the remaining value be applied to provide a lifetime annuity under one of the first two options described above. The Contract Owner (or in case the Contract Owner does not make the election, the beneficiary) shall elect an annuity option for distribution of any amount on deposit at the date of an Annuitant's death, and the distribution will be made at least as rapidly as during the life of the Annuitant.

  SIXTH OPTION--DEFERRED INCOME (FLEXIBLE PURCHASE PAYMENT CONTRACTS ONLY). Under this option, we will make payments monthly, quarterly, semi-annually, or annually with a lump sum paid to the designated beneficiary at the Annuitant's death. Under this option the total accumulation value of the Contract will be deposited in the Fixed Account on the annuity date and payments will be equal to the net Fixed Account rate of return for the period multiplied by the amount remaining on deposit.

  Since you may elect a lifetime annuity at any time, the annuity rate and expense risks continue during the payment period. Accordingly, we will continue to make deductions for these risks from the Individual Contract values.

  Additional annuity options may be available in the case of certain contracts purchased prior to 1983, which contracts are no longer offered for sale.

  The SAI contains a further discussion of Annuity Provisions, including how annuity unit values are calculated.

TRANSFERS DURING THE ANNUITY PERIOD

You can make transfers during the Annuity Period by giving us written notice at least 30 days before the due date of the first Annuity Payment for which the change will apply. We will make transfers by converting the number of annuity units being transferred to the number of annuity units of the subaccount to which the transfer is made. The next Annuity Payment, if it were made at that time, would be the same amount that it would have been without the transfer. After that, Annuity Payments will reflect changes in the value of the new annuity units. Jefferson National reserves the right to limit, upon notice, the maximum number of transfers you can make to one in any six-month period once Annuity Payments have begun. In addition, you may not make transfers from a fixed annuity option.

  Jefferson National reserves the right to defer the transfer privilege at any time that it is unable to purchase or redeem shares of the Investment Portfolios. Jefferson National also reserves the right to modify or terminate the transfer privilege at any time in accordance with applicable law.

DEATH BENEFIT AMOUNT DURING THE ANNUITY PERIOD

  If you selected Annuity Payments based on an annuity option providing payments for a guaranteed period, and the Annuitant dies during the Annuity Period, Jefferson National will make the remaining guaranteed payments to the beneficiary. Such payments will be made at least as rapidly as under the method of distribution being used as of the date of the Annuitant's death. For single Purchase Payment Contracts, if no beneficiary is designated, Jefferson National will commute any unpaid guaranteed payments to a single sum (on the basis of the interest rate used in determining the payments) and pay that single sum to the Annuitant's estate.

OTHER CONTRACT PROVISIONS

  TEN-DAY RIGHT TO REVIEW. The Contracts provide a "10-day free look" (in some states, the period may be longer). This allows you to revoke the Contract by returning it to either a Jefferson National representative or Us within 10 days (or the period required in your state) of delivery of the Contract. Jefferson National deems this period as ending 15 days after it mails a Contract. If you return the Contract under the terms of the free look provision, Jefferson National will refund the Contract value, or the Purchase Payments you have made if required by state law.

  OWNERSHIP. As Owner, all benefits, rights and privileges of the Contract belong to you, but only while the Annuitant is living. You can change ownership by proper written request which you must submit with the Contract for endorsement. We will not recognize a change unless it is endorsed on the Contract. The change will then be effective on the date you signed the request subject to any action we took before the Contract was endorsed.

  A Qualified Contract may not be assigned. Otherwise, you can assign the Contract. No assignment is binding on us until it is filed at our home office. We assume no responsibility for the validity of any assignment. The rights of the Owner or any beneficiary are subject to the rights of any assignee of record.

  Assigning a Contract or changing the ownership of a Contract may be a taxable event.

  TAXES

  NOTE: JEFFERSON NATIONAL HAS PREPARED THE FOLLOWING INFORMATION ON TAXES AS A GENERAL DISCUSSION OF THE SUBJECT. IT IS NOT INTENDED AS TAX ADVICE TO ANY INDIVIDUAL. NO ATTEMPT IS MADE TO CONSIDER ANY APPLICABLE STATE TAX OR OTHER TAX LAWS, OR TO ADDRESS ANY FEDERAL ESTATE, OR STATE AND LOCAL ESTATE, INHERITANCE AND OTHER TAX CONSEQUENCES OF OWNERSHIP OR RECEIPT OF DISTRIBUTIONS UNDER A CONTRACT. YOU SHOULD CONSULT YOUR TAX ADVISER ABOUT YOUR OWN CIRCUMSTANCES.

ANNUITY CONTRACTS IN GENERAL

  When you invest in an annuity contract, you usually do not pay taxes on your investment gains until you withdraw the money--generally for retirement purposes. If you invest in a variable annuity as part of a pension plan or employer-sponsored retirement program, your Contract is called a qualified Contract. If your annuity is independent of any formal retirement or pension plan, it is termed a Non-qualified Contract. The tax rules applicable to Qualified Contracts vary according to the type of retirement plan and the terms and conditions of the plan.

TAX STATUS OF THE CONTRACTS

  Tax law imposes several requirements that variable annuities must satisfy in order to receive the tax treatment normally accorded to annuity contracts.

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  DIVERSIFICATION REQUIREMENTS. The Internal Revenue Code (Code) requires that the investments of each subaccount of the Variable Account underlying the Contracts be "adequately diversified" in order for the Contracts to be treated as annuity contracts for Federal income tax purposes. It is intended that each subaccount, through the Investment Portfolio in which it invests, will satisfy these diversification requirements.

  OWNER CONTROL. In certain circumstances, owners of variable annuity contracts have been considered for Federal income tax purposes to be the owners of the assets of the Variable Account supporting their contracts due to their ability to exercise investment control over those assets. When this is the case, the Contract owners have been currently taxed on income and gains attributable to the variable account assets. There is little guidance in this area, and some features of Our Contracts, such as the flexibility of an owner to allocate Premium Payments and transfer amounts among the subaccounts of the Variable Account have not been explicitly addressed in published rulings. While we believe that the Contracts do not give owners investment control over Variable Account assets, we reserve the right to modify the Contracts as necessary to prevent an owner from being treated as the owner of the Variable Account assets supporting the Contract.

   REQUIRED DISTRIBUTIONS. In order to be treated as an annuity contract for Federal income tax purposes, Section 72(s) of the Code requires any non-qualified Contract to contain certain provisions specifying how your interest in the Contract will be distributed in the event of the death of an Owner of the Contract. Specifically, Section 72(s) requires that (a) if any Owner dies on or after the annuity starting date, but prior to the time the entire interest in the Contract has been distributed, the entire interest in the Contract will be distributed at least as rapidly as under the method of distribution being used as of the date of such Owner's death; and (b) if any Owner dies prior to the annuity starting date, the entire interest in the Contract will be distributed within five years after the date of such Owner's death. These requirements will be considered satisfied as to any portion of a Owner's interest which is payable to or for the benefit of a designated Beneficiary and which is distributed over the life of such designated Beneficiary or over a period not extending beyond the life expectancy of that Beneficiary, provided that such distributions begin within one year of the Owner's death. The designated Beneficiary refers to a natural person designated by the Owner as a Beneficiary and to whom Ownership of the Contract passes by reason of death. However, if the designated Beneficiary is the surviving spouse of the deceased Owner, the Contract may be continued with the surviving spouse as the new Owner.

  The non-qualified Contracts contain provisions that are intended to comply with these Code requirements, although no regulations interpreting these requirements have yet been issued. We intend to review such provisions and modify them if necessary to assure that they comply with the applicable requirements when such requirements are clarified by regulation or otherwise.

   Distributions from a Tax Sheltered Annuity, Individual Retirement Annuity, SEP IRA or Simple IRA must begin no later than April 1 of the calendar year following the calendar year in which the contract owner reaches age 70 1/2. Distributions may be paid in a lump sum or in substantially equal payments over:

(a) the life of the Owner or the joint lives of the Owner and the Owner's designated beneficiary; or

(b) a period not longer than the period determined under the table in Treasury Regulation 1.401(a)(9)-5, which is the deemed joint life expectancy of the Owner and a person 10 years younger than the Owner. If the designated beneficiary is the spouse of the Owner, the period may not exceed the longer of the period determined under such table or the joint life expectancy of the Owner and the Owner's spouse, determined in accordance with Treasury Regulation 1.72-9, or such additional guidance as may be provided pursuant to Treasury Regulation 1.401(a)(9)-5. For Tax Sheltered Annuities, required distributions do not have to be withdrawn from the Contract if they are being withdrawn from another Tax Sheltered Annuity You own.

   For Individual Retirement Annuities, SEP IRAs and Simple IRAs, required distributions do not have to be withdrawn from this Contract if they are being withdrawn from another Individual Retirement Annuity, SEP IRA or Simple IRA You own. If the Owner's entire interest in a Tax Sheltered Annuity, Individual Retirement Annuity, SEP IRA or Simple IRA will be distributed in equal or substantially equal payments over a period described in (a) or (b) above, the payments must begin on or before the required beginning date. The required beginning date is April 1 of the calendar year following the calendar year in which the Owner reaches age 70 1/2. The rules for Roth IRAs do not require distributions to begin during the Owner's lifetime, therefore, the required beginning date is not applicable to Roth IRAs.

   If the Owner dies before the required beginning date (in the case of a Tax Sheltered Annuity, Individual Retirement Annuity, SEP IRA or Simple IRA) or before the entire contract value is distributed (in the case of Roth IRAs), any remaining interest in the contract must be distributed over a period not exceeding the applicable distribution period, which is determined as follows:

(a) if the designated beneficiary is the Owner's spouse, the applicable distribution period is the surviving spouse's remaining life expectancy using the surviving spouse's birthday for each distribution calendar year after the calendar year of the Owner's death. For calendar years after the death of the Owner's surviving spouse, the applicable distribution period is the spouse's remaining life expectancy using the spouse's age in the calendar year of the spouse's death, reduced by one for each calendar year that elapsed since the calendar year immediately following the calendar year of the spouse's death;

(b) if the designated beneficiary is not the Owner's surviving spouse, the applicable distribution period is the designated beneficiary's remaining life expectancy using the designated beneficiary's birthday in the calendar year immediately

--------------------------------------------------------------------------------
following the calendar year of the Owner's death, reduced by one for each calendar year that elapsed thereafter; and

(c) if there is no designated beneficiary, the entire balance of the contract must be distributed by December 31 of the fifth year following the Owner's death. If the Owner dies on or after the required beginning date, the interest in the Tax Sheltered Annuity, Individual Retirement Annuity, SEP IRA or Simple IRA must be distributed over a period not exceeding the applicable distribution period, which is determined as follows:

   If distribution requirements are not met, a penalty tax of 50% is levied on the difference between the amount that should have been distributed for that year and the amount that actually was distributed for that year. For Individual Retirement Annuities, SEP IRAs and Simple IRAs, all or a portion of each distribution will be included in the recipient's gross income and taxed at ordinary income tax rates. The portion of a distribution which is taxable is based on the ratio between the amount by which non-deductible purchase payments exceed prior non-taxable distributions and total account balances at the time of the distribution. The owner of an Individual Retirement Annuity, SEP IRA or Simple IRA must annually report the amount of non-deductible purchase payments, the amount of any distribution, the amount by which non-deductible purchase payments for all years exceed non taxable distributions for all years, and the total balance of all Individual Retirement Annuities, SEP IRAs or Simple IRAs. Distributions from Roth IRAs may be either taxable or nontaxable, depending upon whether they are "qualified distributions" or "non-qualified distributions" (see "Federal Tax Considerations").

  Other rules may apply to qualified Contracts.

TAXATION OF NON-QUALIFIED CONTRACTS

  NON-NATURAL PERSON. If a non-natural person (E.G., a corporation or certain trusts) owns a Non-Qualified Contract, the taxpayer generally must include in income any increase in the excess of the Contract Value over the investment in the Contract (generally, the Purchase Payments or other consideration paid for the Contract) during the taxable year. There are some exceptions to this rule and a prospective Owner that is not a natural person should discuss these with a tax adviser.

  The following discussion generally applies to Contracts owned by natural persons.

  WITHDRAWALS. When a withdrawal from a Non-Qualified Contract occurs, the amount received will be treated as ordinary income subject to tax up to an amount equal to the excess (if any) of the Contract Value immediately before the distribution over the Owner's investment in the Contract (generally, the Purchase Payments or other consideration paid for the Contract, reduced by any amount previously distributed from the Contract that was not subject to tax) at that time. In the case of a surrender under a Non-Qualified Contract, the amount received generally will be taxable only to the extent it exceeds the Owner's investment in the Contract.

  PENALTY TAX ON CERTAIN WITHDRAWALS. In the case of a distribution from a Non-Qualified Contract, there may be imposed a federal tax penalty equal to ten percent of the amount treated as income. In general, however, there is no penalty on distributions:

  o made on or after the taxpayer reaches age 59 1/2;
  o made on or after the death of an Owner;
  o attributable to the taxpayer's becoming disabled; or
  o made as part of a series of substantially equal periodic payments for the life (or life expectancy) of the taxpayer.

  Other exceptions may be applicable under certain circumstances and special rules may be applicable in connection with the exceptions enumerated above. Also, additional exceptions apply to distributions from a Qualified Contract. You should consult a tax adviser with regard to exceptions from the penalty tax.

  ANNUITY PAYMENTS. Although tax consequences may vary depending on the payout option elected under an annuity contract, a portion of each Annuity Payment is generally not taxed and the remainder is taxed as ordinary income. The non-taxable portion of an Annuity Payment is generally determined in a manner that is designed to allow you to recover your investment in the Contract ratably on a tax-free basis over the expected stream of Annuity Payments, as determined when Annuity Payments start. Once your investment in the Contract has been fully recovered, however, the full amount of each Annuity Payment is subject to tax as ordinary income.

  TAXATION OF DEATH BENEFIT PROCEEDS. Amounts may be distributed from a Contract because of your death or the death of the Annuitant. Generally, such amounts are includible in the income of the recipient as follows: (i) if distributed in a lump sum, they are taxed in the same manner as a surrender of the Contract, or
(ii) if distributed under a payout option, they are taxed in the same way as annuity payments.

  TRANSFERS, ASSIGNMENTS OR EXCHANGES OF A CONTRACT. A transfer or assignment of ownership of a Contract, the designation of an Annuitant, the selection of certain maturity dates, or the exchange of a contract may result in certain tax consequences to you that are not discussed herein. An Owner contemplating any such transfer, assignment or exchange, should consult a tax advisor as to the tax consequences.

  WITHHOLDING. Annuity distributions are generally subject to withholding for the recipient's federal income tax liability. Recipients can generally elect, however, not to have tax withheld from distributions.

  MULTIPLE CONTRACTS. All Non-Qualified deferred annuity contracts that are issued by Us (or Our affiliates) to the same Owner during any calendar year are treated as one annuity contract for purposes of determining the amount includible in such Owner's income when a taxable distribution occurs.

TAXATION OF QUALIFIED CONTRACTS

  The tax rules applicable to Qualified Contracts vary according to the type of retirement plan and the terms and conditions of the plan. Your rights under a Qualified Contract may be subject to the terms of the retirement plan itself, regardless of the terms of the Qualified Contract. Adverse tax

--------------------------------------------------------------------------------
consequences may result if you do not ensure that contributions, distributions and other transactions with respect to the Contract comply with the law.

  INDIVIDUAL RETIREMENT ACCOUNTS (IRAs), as defined in Section 408 of the Code, permit individuals to make annual contributions of up to the lesser of a specified annual amount or the amount of compensation includible in the individual's gross income for the year. The contributions may be deductible in whole or in part, depending on the individual's income. Distributions from certain pension plans may be "rolled over" into an IRA on a tax-deferred basis without regard to these limits. Amounts in the IRA (other than nondeductible contributions) are taxed when distributed from the IRA. A 10% penalty tax generally applies to distributions made before age 59 1/2, unless certain exceptions apply. You should consult your tax adviser regarding these features and benefits if you have any questions prior to purchasing a Contract.

  ROTH IRAS, as described in Code Section 408A, permit certain eligible individuals to make non-deductible contributions to a Roth IRA in cash or as a rollover or transfer from another Roth IRA or other IRA. A rollover from or conversion of an IRA to a Roth IRA is generally subject to tax and other special rules apply. The Owner may wish to consult a tax adviser before combining any converted amounts with any other Roth IRA contributions, including any other conversion amounts from other tax years. Distributions from a Roth IRA generally are not taxed, except that, once aggregate distributions exceed contributions to the Roth IRA, income tax and a 10% penalty tax may apply to distributions made
(1) before age 59 1/2 (subject to certain exceptions) or (2) during the five taxable years starting with the year in which the first contribution is made to any Roth IRA. A 10% penalty tax may apply to amounts attributable to a conversion from an IRA if they are distributed during the five taxable years beginning with the year in which the conversion was made.

  CORPORATE PENSION AND PROFIT-SHARING PLANS under Section 401(a) of the Code allow corporate employers to establish various types of retirement plans for employees, and self-employed individuals to establish qualified plans for themselves and their employees. Adverse tax consequences to the retirement plan, the participant or both may result if the Contract is transferred to any individual as a means to provide benefit payments, unless the plan complies with all the requirements applicable to such benefits prior to transferring the Contract.

  TAX SHELTERED ANNUITIES under section 403(b) of the Code allow employees of certain Section 501(c)(3) organizations and public schools to exclude from their gross income the Purchase Payments made, within certain limits, on a contract that will provide an annuity for the employee's retirement. These Purchase Payments may be subject to FICA (Social Security) tax.

  Distributions of (1) salary reduction contributions made in years beginning after December 31, 1988; (2) earnings on those contributions; and (3) earnings on amounts held as of the last year beginning before January 1, 1989, are not allowed prior to age 59 1/2, separation from service, death or disability. Salary reduction contributions may also be distributed upon hardship, but would generally be subject to penalties.

  CODE SECTION 457, while not actually providing for a qualified plan as that term is normally used, provides for certain deferred compensation plans with respect to service for state governments, local governments, political subdivisions, agencies, instrumentalities and certain affiliates of such entities, and tax exempt organizations. The Contract can be used with such plans. Under such plans a Participant may specify the form of investment in which his or her participation will be made. Under a non-governmental plan, all such investments, however, are owned by and are subject to, the claims of the general creditors of the sponsoring employer. In general, all amounts received under a section 457 plan are taxable and are subject to federal income tax withholding as wages.

  OTHER TAX ISSUES. Qualified Contracts have minimum distribution rules that govern the timing and amount of distributions. You should refer to your retirement plan, adoption agreement, or consult a tax advisor for more information about these distribution rules.

  Distributions from contracts generally are subject to withholding for the Owner's federal income tax liability. The withholding rate varies according to the type of distribution and the Owner's tax status. The Owner will be provided the opportunity to elect not to have tax withheld from distributions.

  "Eligible rollover distributions" from section 401(a) and 403(b) plans are subject to a mandatory federal income tax withholding of 20%. An eligible rollover distribution is any distribution to an employee from such a plan, except certain distributions such as distributions required by the Code, certain distributions of after-tax contributions, hardship distributions, or distributions in a specified annuity form. The 20% withholding does not apply, however, if the employee chooses a "direct rollover" from the plan to another tax-qualified plan, 403(b) plan, governmental section 457 plan, or IRA.

POSSIBLE TAX LAW CHANGES

  Although the likelihood of legislative changes is uncertain, there is always the possibility that the tax treatment of the Contract could change by legislation or otherwise. Consult a tax adviser with respect to legislative developments and their effect on the Contract.

  We have the right to modify the Contract in response to legislative changes that could otherwise diminish the favorable tax treatment that Contract Owners currently receive. We make no guarantee regarding the tax status of any Contract and do not intend the above discussion as tax advice.

GENERAL MATTERS
DISTRIBUTION OF CONTRACTS

  Inviva Securities Corporation (ISC), 9920 Corporate Campus Drive, Suite 1000, Louisville, Kentucky 40223, acts as the distributor of the Contracts. ISC is registered as a broker-dealer under the Securities Exchange Act of 1934. ISC

--------------------------------------------------------------------------------
is a member of the National Association of Securities Dealers, Inc. Sales of the Contracts will be made by registered representatives of broker-dealers authorized to sell the Contracts. The registered representatives of the broker-dealers will also be licensed insurance representatives of Jefferson National. See the Statement of Additional Information for more information.

  Commissions will be paid to broker-dealers who sell the Contracts. Broker-dealers' commissions may be up to 8.50% of Purchase Payments and may include reimbursement of promotional or distribution expenses associated with the marketing of the Contracts. We may, by agreement with the broker-dealer, pay commissions as a combination of a certain percentage amount at the time of sale and a trail commission. This combination may result in the broker-dealer receiving more commission over time than would be the case if it had elected to receive only a commission at the time of sale. The commission rate paid to the broker-dealer will depend upon the nature and level of services provided by the broker-dealer.

  In addition, under certain circumstances, payments may be made to certain sellers for other services not directly related to the sale of contracts.

LEGAL PROCEEDINGS

  Like other life insurance companies, there is a possibility that we may become involved in lawsuits. Currently, however, there are no legal proceedings to which the Variable Account is a party or to which the assets of the Variable Account are subject. Neither Jefferson National nor Inviva Securities Corporation, the distributor of the Contracts, is involved in any litigation that is of material importance in relation to their total assets or that relates to the Variable Account.

   On August 9, 2004, Jefferson National and Inviva, Inc., of which Jefferson National is an indirect wholly-owned subsidiary, without admitting or denying any wrongdoing, settled an administrative proceeding with the Securities and Exchange Commission ("SEC") regarding disclosure of "market timing" arrangements which, to the greatest extent, involved The Monument variable annuity and, to a much lesser extent, the Advantage Plus variable annuity. The market timing arrangements were in place when Inviva acquired Jefferson National in October 2002 and were terminated in October 2003. Under the terms of the settlement, a $5 million pool, $1.5 million of which is characterized as a penalty, has been established for distribution to investors who have suffered losses by virtue of the market timing. This pool will be distributed in accordance with a methodology developed by an independent distribution consultant acceptable to the SEC.

   On August 9, 2004, Jefferson National and Inviva submitted a Stipulation of Settlement to the New York Attorney General("NYAG") based on the same set of facts, again without admitting or denying any wrongdoing. The settlement with NYAG recognizes the payments being made in connection with the SEC settlement and did not require Jefferson National or Inviva to make any additional payments.

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

  The statutory-basis financial statements of Jefferson National Life Insurance Company at December 31, 2004 and 2003, and for the years then ended, and the financial statements of Jefferson National Life Annuity Account C at December 31, 2004 and for each of the two years in the period ended December 31, 2004 appearing in this Statement of Additional Information and have been audited by Ernst & Young LLP, Independent Registered Public Accounting Firm, as set forth in their reports thereon appearing elsewhere herein, and are included in reliance upon such reports given on the authority of such firm as experts in accounting and auditing.

--------------------------------------------------------------------------------
APPENDIX A--CONDENSED FINANCIAL INFORMATION

The table below provides per unit information about the financial history of the subaccounts for the periods ended December 31.

====================================================================================================================================
                           2004       2003       2002       2001       2000       1999       1998       1997       1996       1995
------------------------------------------------------------------------------------------------------------------------------------
40|86 SERIES TRUST:
------------------------------------------------------------------------------------------------------------------------------------
BALANCED PORTFOLIO (B)
------------------------------------------------------------------------------------------------------------------------------------
Beginning AUV              $2.971     $2.434     $2.823     $3.053     $2.874     $2.219     $2.030     $1.740     $1.370     $1.052
Ending AUV                 $3.260     $2.971     $2.434     $2.823     $3.053     $2.874     $2.219     $2.030     $1.740     $1.370
Percentage change in AUV    9.73%     22.06%    -13.78%     -7.53%      6.22%     29.55%      9.27%     16.68%     27.01%     30.19%
Ending number of AUs    3,625,474  4,013,589  4,287,817  5,429,731  5,974,170  6,250,754  7,300,114  6,907,154  5,801,102  5,007,682

------------------------------------------------------------------------------------------------------------------------------------
EQUITY PORTFOLIO -
QUALIFIED (C)
------------------------------------------------------------------------------------------------------------------------------------
Beginning AUV             $38.430    $28.196    $32.776    $36.778    $36.036    $24.295    $21.148    $17.933    $12.448     $9.191
Ending AUV                $46.282    $38.430    $28.196    $32.776    $36.778    $36.036    $24.295    $21.148    $17.933    $12.448
Percentage change in AUV   20.43%     36.30%    -13.97%    -10.88%      2.06%     48.33%     14.88%     17.93%     44.06%     35.44%
Ending number of AUs    2,468,736  2,718,137  3,332,246  4,643,061  5,664,084  6,177,795  7,294,849  8,714,598  8,464,009  7,950,068

------------------------------------------------------------------------------------------------------------------------------------
EQUITY - NON-QUALIFIED (C)
------------------------------------------------------------------------------------------------------------------------------------
Beginning AUV             $30.422    $22.320    $25.945    $29.113    $28.526    $19.232    $16.740    $14.195     $9.854     $7.275
Ending AUV                $36.636    $30.422    $22.320    $25.945    $29.113    $28.526    $19.232    $16.740    $14.195     $9.854
Percentage change in AUV   20.43%     36.30%    -13.97%    -10.88%      2.06%     48.33%     14.88%     17.93%     44.06%     35.44%
Ending number of AUs       70,280     73,766     83,792    110,643    126,693    154,728    223,506    274,648    283,828    286,775

------------------------------------------------------------------------------------------------------------------------------------
FIXED INCOME PORTFOLIO - QUALIFIED (D)
------------------------------------------------------------------------------------------------------------------------------------
Beginning AUV              $7.538     $6.946     $6.685     $6.188     $5.674     $5.738     $5.445     $4.990     $4.790     $4.080
AUV at end of period       $7.851     $7.538     $6.946     $6.685     $6.188     $5.674     $5.738     $5.445     $4.990     $4.790
Percentage change in AUV    4.15%      8.52%      3.90%      8.03%      9.06%     -1.12%      5.39%      9.11%      4.19%     17.38%
Ending number of AUs      914,126   1,096,26  1,277,270  1,777,051  1,750,249  2,139,411  2,455,411  2,784,065  2,973,412  3,072,607

------------------------------------------------------------------------------------------------------------------------------------
FIXED INCOME PORTFOLIO - NON-QUALIFIED (D)
-----------------------------------------------------------------------------------------------------------------------------------
AUV at beginningof period  $7.243     $6.674     $6.423     $5.945     $5.452     $5.514     $5.232     $4.795     $4.602     $3.921
Ending AUV                 $7.543     $7.243     $6.674     $6.423     $5.945     $5.452     $5.514     $5.232     $4.795     $4.602
Percentage change in AUV    4.14%      8.53%      3.91%      8.03%      9.06%     -1.12%      5.39%      9.11%      4.19%     17.38%
Ending number of AUs       36,099     37,649     40,573     66,984     55,818     69,191     93,115    125,557    136,642    179,684

------------------------------------------------------------------------------------------------------------------------------------
GOVERNMENT SECURITIES PORTFOLIO (B)
------------------------------------------------------------------------------------------------------------------------------------
Beginning AUV              $1.629     $1.623     $1.500     $1.427     $1.290     $1.336     $1.261     $1.176     $1.156     $0.995
Ending AUV                 $1.653     $1.629     $1.623     $1.500     $1.427     $1.290     $1.336     $1.261     $1.176     $1.156
Percentage change in AUV    1.47%      0.37%      8.20%      5.12%     10.58%     -3.44%      6.01%      7.19%      1.72%     16.18%
Ending number of AUs      322,707    414,231    599,973    447,132    414,137    989,803    702,665    485,631    365,164    422,359

------------------------------------------------------------------------------------------------------------------------------------
HIGH YIELD PORTFOLIO (G)
------------------------------------------------------------------------------------------------------------------------------------
Beginning AUV              $1.379     $1.093     $1.047     $1.025     $1.000      N/A        N/A        N/A        N/A        N/A
Ending AUV                 $1.511     $1.379     $1.093     $1.047     $1.025      N/A        N/A        N/A        N/A        N/A
Percentage change in AUV    9.57%     26.17%      4.39%      2.15%      2.50%      N/A        N/A        N/A        N/A        N/A
Ending number of AUs      115,199     91,637     68,503     26,639     11,801      N/A        N/A        N/A        N/A        N/A

------------------------------------------------------------------------------------------------------------------------------------
MONEY MARKET PORTFOLIO (D)
------------------------------------------------------------------------------------------------------------------------------------
Beginning AUV              $3.167     $3.178     $3.170     $3.080     $2.930     $2.821     $2.708     $2.598     $2.496     $2.387
Ending AUV                 $3.165     $3.167     $3.178     $3.170     $3.080     $2.930     $2.821     $2.708     $2.598     $2.496
Percentage change in AUV   -0.06%     -0.35%      0.25%      2.92%      5.12%      3.85%      4.18%      4.22%      4.10%      4.57%
Ending number of AUs      735.279    838,406  1,203,004  1,765,091  2,302,771  3,362,182  1,922,118  1,624,326  1,849,618  1,538,629

------------------------------------------------------------------------------------------------------------------------------------
AIM VARIABLE INSURANCE FUNDS:
------------------------------------------------------------------------------------------------------------------------------------
BASIC VALUE FUND (M)
------------------------------------------------------------------------------------------------------------------------------------
Beginning AUV              $1.295     $1.000      N/A        N/A        N/A        N/A        N/A        N/A        N/A        N/A
Ending AUV                 $1.421     $1.295      N/A        N/A        N/A        N/A        N/A        N/A        N/A        N/A
Percentage change in AUV    9.73%     29.50%      N/A        N/A        N/A        N/A        N/A        N/A        N/A        N/A
Ending Number of AUs       56,762     19,744      N/A        N/A        N/A        N/A        N/A        N/A        N/A        N/A

====================================================================================================================================
                           2004       2003       2002       2001       2000       1999       1998       1997       1996       1995
------------------------------------------------------------------------------------------------------------------------------------
CORE STOCK FUND  (F)
------------------------------------------------------------------------------------------------------------------------------------
Beginning AUV              $1.067     $0.879     $1.098     $1.218     $1.173     $1.032     $1.000      N/A        N/A        N/A
Ending AUV                 $1.101     $1.067     $0.879     $1.098     $1.218     $1.173     $1.032      N/A        N/A        N/A
Percentage change in AUV    3.19%     21.39%    -19.95%     -9.85%      3.80%     13.70%      3.20%      N/A        N/A        N/A
Ending number of AUs       88,877    168,492    117,824     84,425     22,761     12,180     34,697      N/A        N/A        N/A

------------------------------------------------------------------------------------------------------------------------------------
FINANCIAL SERVICES FUND  (J)
------------------------------------------------------------------------------------------------------------------------------------
Beginning AUV              $1.050     $0.819     $0.971     $1.008      N/A        N/A        N/A        N/A        N/A        N/A
Ending AUV                 $1.130     $1.050     $0.819     $0.971      N/A        N/A        N/A        N/A        N/A        N/A
Percentage change in AUV    7.62%     28.21%    -15.65%     -3.67%      N/A        N/A        N/A        N/A        N/A        N/A
Ending number of AUs        1,794      5,872      5,291        544      N/A        N/A        N/A        N/A        N/A        N/A

------------------------------------------------------------------------------------------------------------------------------------
*HEALTH SCIENCES FUND  (J)
------------------------------------------------------------------------------------------------------------------------------------
Beginning AUV              $0.970     $0.767     $1.025     $1.005      N/A        N/A        N/A        N/A        N/A        N/A
Ending AUV                 $1.033     $0.970     $0.767     $1.025      N/A        N/A        N/A        N/A        N/A        N/A
Percentage change in AUV    6.49%     26.47%    -25.17%      1.99%      N/A        N/A        N/A        N/A        N/A        N/A
Ending number of AUs      161,637     82,572     30,657      4,861      N/A        N/A        N/A        N/A        N/A        N/A

------------------------------------------------------------------------------------------------------------------------------------
HIGH YIELD FUND (O)
------------------------------------------------------------------------------------------------------------------------------------
Beginning AUV              $9.966      N/A        N/A        N/A        N/A        N/A        N/A        N/A        N/A        N/A
Ending AUV                $10.797      N/A        N/A        N/A        N/A        N/A        N/A        N/A        N/A        N/A
Percentage change in AUV    8.34%      N/A        N/A        N/A        N/A        N/A        N/A        N/A        N/A        N/A
Ending number of AUs        2,990      N/A        N/A        N/A        N/A        N/A        N/A        N/A        N/A        N/A

------------------------------------------------------------------------------------------------------------------------------------
MID CAP CORE EQUITY FUND (M)
------------------------------------------------------------------------------------------------------------------------------------
Beginning AUV              $1.244     $0.996      N/A        N/A        N/A        N/A        N/A        N/A        N/A        N/A
Ending AUV                 $1.398     $1.244      N/A        N/A        N/A        N/A        N/A        N/A        N/A        N/A
Percentage change in AUV   12.38%     24.90%      N/A        N/A        N/A        N/A        N/A        N/A        N/A        N/A
Ending Number of AUs        8,909      2,324      N/A        N/A        N/A        N/A        N/A        N/A        N/A        N/A

------------------------------------------------------------------------------------------------------------------------------------
REAL ESTATE FUND  (J)
------------------------------------------------------------------------------------------------------------------------------------
Beginning AUV              $1.467     $1.068     $1.014     $1.003      N/A        N/A        N/A        N/A        N/A        N/A
Ending AUV                 $1.984     $1.467     $1.068     $1.014      N/A        N/A        N/A        N/A        N/A        N/A
Percentage change in AUV   35.24%     37.36%      5.33%      1.10%      N/A        N/A        N/A        N/A        N/A        N/A
Ending number of AUs      316,479    137,497     83,537          0      N/A        N/A        N/A        N/A        N/A        N/A

------------------------------------------------------------------------------------------------------------------------------------
TECHNOLOGY FUND  (J)
------------------------------------------------------------------------------------------------------------------------------------
Beginning AUV              $0.549     $0.382     $0.726     $1.025      N/A        N/A        N/A        N/A        N/A        N/A
Ending AUV                 $0.569     $0.549     $0.382     $0.726      N/A        N/A        N/A        N/A        N/A        N/A
Percentage change in AUV    3.64%     43.72%    -47.38%    -29.17%      N/A        N/A        N/A        N/A        N/A        N/A
Ending number of AUs      106,480     33,386        544          0      N/A        N/A        N/A        N/A        N/A        N/A

------------------------------------------------------------------------------------------------------------------------------------
THE ALGER AMERICAN FUND:
------------------------------------------------------------------------------------------------------------------------------------
GROWTH PORTFOLIO (E)
------------------------------------------------------------------------------------------------------------------------------------
Beginning AUV              $1.528     $1.142     $1.722     $1.972     $2.338     $1.765     $1.204     $1.000      N/A        N/A
Ending AUV                 $1.597     $1.528     $1.142     $1.722     $1.972     $2.338     $1.765     $1.204      N/A        N/A
Percentage change in AUV    4.52%     33.80%    -33.68%    -12.68%    -15.64%     32.41%     46.60%     20.42%      N/A        N/A
Ending number of AUs      954,458  1,063,276  1,197,574  1,752,801  1,625,583  1,184,056    335,852    120,648      N/A        N/A

------------------------------------------------------------------------------------------------------------------------------------
LEVERAGED ALLCAP PORTFOLIO (A)
------------------------------------------------------------------------------------------------------------------------------------
Beginning AUV              $2.762     $2.071     $3.165     $3.802     $5.109     $2.898     $1.855     $1.565     $1.411     $1.000
Ending AUV                 $2.958     $2.762     $2.071     $3.165     $3.802     $5.109     $2.898     $1.855     $1.565     $1.411
Percentage change in AUV    7.10%     33.37%    -34.57%    -16.75%    -25.58%     76.29%     56.26%     18.49%     10.92%     41.12%
Ending number of AUs      826,062  1,038,001  1,321,634  1,652,034  1,598,002  1,092,626    479,432    388,810    332,180     48,284

====================================================================================================================================
                           2004       2003       2002       2001       2000       1999       1998       1997       1996       1995
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
MIDCAP GROWTH PORTFOLIO (E)
------------------------------------------------------------------------------------------------------------------------------------
Beginning AUV              $2.062     $1.409     $2.020     $2.183     $2.019     $1.547     $1.199     $1.000      N/A        N/A
Ending AUV                 $2.307     $2.062     $1.409     $2.020     $2.183     $2.019     $1.547     $1.199      N/A        N/A
Percentage change in AUV   11.88%     46.34%    -30.25%     -7.47%      8.11%     30.54%     29.00%     19.91%      N/A        N/A
Ending number of AUs      538,400    576,759    446,395    410,608    303,861    107,741     85,729     10,680      N/A        N/A

------------------------------------------------------------------------------------------------------------------------------------
SMALL CAPITALIZATION (A)
------------------------------------------------------------------------------------------------------------------------------------
Beginning AUV              $1.168     $0.829     $1.135     $1.627     $2.257     $1.590     $1.390     $1.260     $1.222     $1.000
Ending AUV                 $1.349     $1.168     $0.829     $1.135     $1.627     $2.257     $1.590     $1.390     $1.260     $1.222
Percentage change in AUV   15.50%     40.89%    -26.96%    -30.24%    -27.91%     41.99%     14.38%     10.28%      3.14%     22.18%
Ending number of AUs    1,088,098  1,090,232  1,081,268  1,407,153  1,518,472  1,477,791  1,509,932  1,616,358  1,294,236    421,326

------------------------------------------------------------------------------------------------------------------------------------
ALLIANCE VARIABLE PRODUCTS SERIES FUND, INC.: (I)
------------------------------------------------------------------------------------------------------------------------------------
Beginning AUV              $1.040     $0.793     $1.027     $1.005      N/A        N/A        N/A        N/A        N/A        N/A
Ending AUV                 $1.148     $1.040     $0.793     $1.027      N/A        N/A        N/A        N/A        N/A        N/A
Percentage change in AUV   10.38%     31.15%    -22.78%      2.19%      N/A        N/A        N/A        N/A        N/A        N/A
Ending number of AUs       18,475      6,010        979      7,334      N/A        N/A        N/A        N/A        N/A        N/A

------------------------------------------------------------------------------------------------------------------------------------
AMERICAN CENTURY VARIABLE PORTFOLIO, INC.:
------------------------------------------------------------------------------------------------------------------------------------
VP INCOME & GROWTH FUND (F)
------------------------------------------------------------------------------------------------------------------------------------
Beginning AUV              $1.041     $0.812     $1.018     $1.122     $1.268     $1.085     $1.000      N/A        N/A        N/A
Ending AUV                 $1.164     $1.041     $0.812     $1.018     $1.122     $1.268     $1.085      N/A        N/A        N/A
Percentage change in AUV   11.82%     28.20%    -20.24%     -9.27%    -11.48%     16.85%      8.48%      N/A        N/A        N/A
Ending number of AUs      121,254    217,674    134,358    227,081    285,708    180,072     91,593      N/A        N/A        N/A

------------------------------------------------------------------------------------------------------------------------------------
VP INFLATION PROTECTION FUND (O)
------------------------------------------------------------------------------------------------------------------------------------
Beginning AUV             $10.044      N/A        N/A        N/A        N/A        N/A        N/A        N/A        N/A        N/A
Ending AUV                $10.582      N/A        N/A        N/A        N/A        N/A        N/A        N/A        N/A        N/A
Percentage change in AUV     5.36%     N/A        N/A        N/A        N/A        N/A        N/A        N/A        N/A        N/A
Ending number of AUs            0      N/A        N/A        N/A        N/A        N/A        N/A        N/A        N/A        N/A

------------------------------------------------------------------------------------------------------------------------------------
VP INTERNATIONAL FUND (E)
------------------------------------------------------------------------------------------------------------------------------------
Beginning AUV              $1.174     $0.953     $1.208     $1.723     $2.093     $1.289     $1.096     $1.000      N/A        N/A
Ending AUV                 $1.336     $1.174     $0.953     $1.208     $1.723     $2.093     $1.289     $1.096      N/A        N/A
Percentage change in AUV   13.80%     23.19%    -21.11%    -29.89%    -17.67%     62.41%     17.58%      9.59%      N/A        N/A
Ending number of AUs      264,337    340,277    217,435    178,676    149,696    148,279    105,233         95      N/A        N/A

------------------------------------------------------------------------------------------------------------------------------------
VP VALUE FUND (E)
------------------------------------------------------------------------------------------------------------------------------------
Beginning AUV              $1.807     $1.415     $1.636     $1.465     $1.252     $1.276     $1.229     $1.000      N/A        N/A
Ending AUV                 $2.045     $1.807     $1.415     $1.636     $1.465     $1.252     $1.276     $1.229      N/A        N/A
Percentage change in AUV   13.17%     27.70%    -13.51%     11.67%     17.00%     -1.84%      3.77%     22.93%      N/A        N/A
Ending number of AUs      598,220    559,711    667,068    621,519    300,917    300,067    111,175     19,126      N/A        N/A

------------------------------------------------------------------------------------------------------------------------------------
THE DREYFUS SOCIALLY RESPONSIBLE GROWTH FUND, INC. (A)
------------------------------------------------------------------------------------------------------------------------------------
Beginning AUV              $1.756     $1.408     $2.001     $2.610     $2.964     $2.301     $1.796     $1.413     $1.178     $1.000
Ending AUV                 $1.846     $1.756     $1.408     $2.001     $2.610     $2.964     $2.301     $1.796     $1.413     $1.178
Percentage change in AUV    5.13%     24.72%    -29.64%    -23.33%    -11.93%     28.79%     28.09%     27.11%     20.01%     17.76%
Ending number of AUs    1,705,117  1,701,704  1,648,448  1,925,972  1,946,033  1,607,964    802,406    359,437    114,173     27,728

------------------------------------------------------------------------------------------------------------------------------------
DREYFUS STOCK INDEX FUND: (A)
------------------------------------------------------------------------------------------------------------------------------------
Beginning AUV              $2.142     $1.686     $2.193     $2.522     $2.808     $2.352     $1.853     $1.402     $1.160     $1.000
Ending AUV                 $2.346     $2.142     $1.686     $2.193     $2.522     $2.808     $2.352     $1.853     $1.402     $1.160
Percentage change in AUV    9.52%     27.05%    -23.12%    -13.05%    -10.20%     19.40%     26.94%     32.20%     20.79%     16.03%
Ending number of AUs    5,281,900  5,750,564  6,282,169  8,337,240  8,840,618  8,745,043  5,996,870  3,025,807  1,395,520    561,967

====================================================================================================================================
                           2004       2003       2002       2001       2000       1999       1998       1997       1996       1995
------------------------------------------------------------------------------------------------------------------------------------
DREYFUS VARIABLE INVESTMENT FUND:
------------------------------------------------------------------------------------------------------------------------------------
DISCIPLINED STOCK PORTFOLIO (F)
------------------------------------------------------------------------------------------------------------------------------------
Beginning AUV              $0.912     $0.746     $0.973     $1.133     $1.260     $1.075     $1.000      N/A        N/A        N/A
Ending AUV                 $0.974     $0.912     $0.746     $0.973     $1.133     $1.260     $1.075      N/A        N/A        N/A
Percentage change in AUV    6.80%     22.25%    -23.33%    -14.12%    -10.11%     17.27%      7.48%      N/A        N/A        N/A
Ending number of AUs      144,993    158,295    166,443    317,573    331,573     57,395     18,002      N/A        N/A        N/A

------------------------------------------------------------------------------------------------------------------------------------
INTERNATIONAL VALUE PORTFOLIO (F)
------------------------------------------------------------------------------------------------------------------------------------
Beginning AUV              $1.148     $0.851     $0.979     $1.139     $1.195     $0.944     $1.000      N/A        N/A        N/A
Ending AUV                 $1.365     $1.148     $0.851     $0.979     $1.139     $1.195     $0.944      N/A        N/A        N/A
Percentage change in AUV   18.90%     34.90%    -13.07%    -14.05%     -4.68%     26.55%     -5.58%      N/A        N/A        N/A
Ending number of AUs      212,668    164,785     87,174     52,695     34,328      5,892          0      N/A        N/A        N/A

------------------------------------------------------------------------------------------------------------------------------------
FEDERATED INSURANCE SERIES:
------------------------------------------------------------------------------------------------------------------------------------
CAPITAL INCOME FUND II (A)
------------------------------------------------------------------------------------------------------------------------------------
Beginning AUV              $1.226     $1.026     $1.363     $1.595     $1.770     $1.758     $1.558     $1.243     $1.125     $1.000
Ending AUV                 $1.334     $1.226     $1.026     $1.363     $1.595     $1.770     $1.758     $1.558     $1.243     $1.125
Percentage change in AUV    8.81%     19.49%    -24.72%    -14.55%     -9.88%      0.68%     12.82%     25.38%     10.45%     12.53%
Ending number of AUs      258,865    260,608    275,084    317,990    316,840    417,936    428,133    196,753    111,929     53,189

------------------------------------------------------------------------------------------------------------------------------------
HIGH INCOME BOND FUND II (A)
------------------------------------------------------------------------------------------------------------------------------------
Beginning AUV              $1.542     $1.275     $1.270     $1.265     $1.405     $1.387     $1.364     $1.210     $1.070     $1.000
Ending AUV                 $1.687     $1.542     $1.275     $1.270     $1.265     $1.405     $1.387     $1.364     $1.210     $1.070
Percentage change in AUV    9.40%     20.94%      0.39%      0.40%     -9.96%      1.29%      1.68%     12.70%     13.17%      6.96%
Ending number of AUs      206,847    256,317    280,937    454,854    410,607    521,675    402,613    103,898     44,124      1,178

------------------------------------------------------------------------------------------------------------------------------------
INTERNATIONAL EQUITY FUND II (A)
------------------------------------------------------------------------------------------------------------------------------------
Beginning AUV              $1.461     $1.119     $1.464     $2.095     $2.734     $1.494     $1.201     $1.102     $1.028     $1.000
Ending AUV                 $1.650     $1.461     $1.119     $1.464     $2.095     $2.734     $1.494     $1.201     $1.102     $1.028
Percentage change in AUV   12.94%     30.56%    -23.57%    -30.12%    -23.38%     83.05%     24.33%      8.99%      7.23%      2.80%
Ending number of AUs       92,191    224,295    144,534    232,182    227,718    158,076    153,805    117,785     70,090      9,399

------------------------------------------------------------------------------------------------------------------------------------
JANUS ASPEN SERIES:
------------------------------------------------------------------------------------------------------------------------------------
**GROWTH PORTFOLIO (A)
------------------------------------------------------------------------------------------------------------------------------------
Beginning AUV              $1.909     $1.464     $2.013     $2.701     $3.193     $2.240     $1.668     $1.372     $1.170     $1.000
Ending AUV                 $1.976     $1.909     $1.464     $2.013     $2.701     $3.193     $2.240     $1.668     $1.372     $1.170
Percentage change in AUV    3.51%     30.40%    -27.27%    -25.47%    -15.40%     42.55%     34.31%     21.53%     17.27%     17.02%
Ending number of AUs    2,989,380  3,283,713  3,348,500  4,139,585  4,537,896  3,595,530  1,722,621  1,026,609    570,927    144,293

------------------------------------------------------------------------------------------------------------------------------------
GROWTH AND INCOME PORTFOLIO (N)
------------------------------------------------------------------------------------------------------------------------------------
Beginning AUV              $1.230     $1.023        N/A        N/A        N/A        N/A        N/A        N/A        N/A        N/A
Ending AUV                 $1.364     $1.230        N/A        N/A        N/A        N/A        N/A        N/A        N/A        N/A
Percentage change in AUV   10.89%     20.23%        N/A        N/A        N/A        N/A        N/A        N/A        N/A        N/A
Ending Number of AUs      445,636    453,889        N/A        N/A        N/A        N/A        N/A        N/A        N/A        N/A

------------------------------------------------------------------------------------------------------------------------------------
INTERNATIONAL GROWTH PORTFOLIO (N)
------------------------------------------------------------------------------------------------------------------------------------
Beginning AUV              $1.448     $1.014        N/A        N/A        N/A        N/A        N/A        N/A        N/A        N/A
Ending AUV                 $1.706     $1.448        N/A        N/A        N/A        N/A        N/A        N/A        N/A        N/A
Percentage change in AUV   17.82%     42.80%        N/A        N/A        N/A        N/A        N/A        N/A        N/A        N/A
Ending Number of AUs      114,975     27,998        N/A        N/A        N/A        N/A        N/A        N/A        N/A        N/A

------------------------------------------------------------------------------------------------------------------------------------
MID CAP GROWTH PORTFOLIO (A)
------------------------------------------------------------------------------------------------------------------------------------
Beginning AUV              $1.733     $1.296     $1.816     $3.030     $4.489     $2.011     $1.513     $1.357     $1.269     $1.000
Ending AUV                 $2.072     $1.733     $1.296     $1.816     $3.030     $4.489     $2.011     $1.513     $1.357     $1.269
Percentage change in AUV   19.56%     33.72%    -28.63%    -40.07%    -32.49%    123.17%     32.92%     11.54%      6.87%     26.93%
Ending number of AUs    3,091,726  3,246,648  3,593,852  4,023,856  3,896,189  2,363,771  1,484,765  1,145,154    881,491    398,348

====================================================================================================================================
                           2004       2003       2002       2001       2000       1999       1998       1997       1996       1995
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
WORLDWIDE GROWTH PORTFOLIO (A)
------------------------------------------------------------------------------------------------------------------------------------
Beginning AUV              $2.262     $1.843     $2.499     $3.254     $3.898     $2.394     $1.876     $1.551     $1.214     $1.000
Ending AUV                 $2.347     $2.262     $1.843     $2.499     $3.254     $3.898     $2.394     $1.876     $1.551     $1.214
Percentage change in AUV    3.76%     22.73%    -26.25%    -23.20%    -16.52%     62.82%     27.64%     20.94%     27.74%     21.40%
Ending number of AUs    4,822,438  5,528,028  6,526,170  8,496,431  9,424,505  8,203,823  6,332,820  4,929,502  1,845,276    230,889

------------------------------------------------------------------------------------------------------------------------------------
LAZARD RETIREMENT SERIES INC.:
------------------------------------------------------------------------------------------------------------------------------------
EMERGING MARKETS PORTFOLIO (O)
------------------------------------------------------------------------------------------------------------------------------------
Beginning AUV              $9.817      N/A        N/A        N/A        N/A        N/A        N/A        N/A        N/A        N/A
Ending AUV                $12.687      N/A        N/A        N/A        N/A        N/A        N/A        N/A        N/A        N/A
Percentage change in AUV   29.24%      N/A        N/A        N/A        N/A        N/A        N/A        N/A        N/A        N/A
Ending number of AUs        2,978      N/A        N/A        N/A        N/A        N/A        N/A        N/A        N/A        N/A

------------------------------------------------------------------------------------------------------------------------------------
EQUITY PORTFOLIO (F)
------------------------------------------------------------------------------------------------------------------------------------
Beginning AUV              $1.045     $0.851     $1.027     $1.121     $1.133     $1.058     $1.000      N/A        N/A        N/A
Ending AUV                 $1.157     $1.045     $0.851     $1.027     $1.121     $1.133     $1.058      N/A        N/A        N/A
Percentage change in AUV   10.72%     22.80%    -17.14%     -8.39%     -1.07%      7.09%      5.81%      N/A        N/A        N/A
Ending number of AUs       78,056     39,514     37,445     46,069     17,246      1,022          0      N/A        N/A        N/A

------------------------------------------------------------------------------------------------------------------------------------
INTERNATIONAL EQUITY PORTFOLIO (O)
------------------------------------------------------------------------------------------------------------------------------------
Beginning AUV              $9.932      N/A        N/A        N/A        N/A        N/A        N/A        N/A        N/A        N/A
Ending AUV                $11.323      N/A        N/A        N/A        N/A        N/A        N/A        N/A        N/A        N/A
Percentage change in AUV   14.01%      N/A        N/A        N/A        N/A        N/A        N/A        N/A        N/A        N/A
Ending number of AUs          342      N/A        N/A        N/A        N/A        N/A        N/A        N/A        N/A        N/A

------------------------------------------------------------------------------------------------------------------------------------
SMALL CAP PORTFOLIO (F)
------------------------------------------------------------------------------------------------------------------------------------
Beginning AUV              $1.391     $1.024     $1.256     $1.070     $0.893     $0.858     $1.000      N/A        N/A        N/A
Ending AUV                 $1.582     $1.391     $1.024     $1.256     $1.070     $0.893     $0.858      N/A        N/A        N/A
Percentage change in AUV   13.73%     35.84%    -18.47%     17.38%     19.87%      4.08%    -14.23%      N/A        N/A        N/A
Ending number of AUs      340,572    289,465    302,501    124,850     10,017         44      4,307      N/A        N/A        N/A

------------------------------------------------------------------------------------------------------------------------------------
LORD ABBETT SERIES FUND, INC. :
------------------------------------------------------------------------------------------------------------------------------------
AMERICA' VALUE PORTFOLIO (M)
------------------------------------------------------------------------------------------------------------------------------------
Beginning AUV              $1.225     $1.000      N/A        N/A        N/A        N/A        N/A        N/A        N/A        N/A
Ending AUV                 $1.412     $1.225      N/A        N/A        N/A        N/A        N/A        N/A        N/A        N/A
Percentage change in AUV   15.27%     22.50%      N/A        N/A        N/A        N/A        N/A        N/A        N/A        N/A
Ending Number of AUs       59,337     19,215      N/A        N/A        N/A        N/A        N/A        N/A        N/A        N/A

------------------------------------------------------------------------------------------------------------------------------------
GROWTH & INCOME PORTFOLIO (F)
------------------------------------------------------------------------------------------------------------------------------------
Beginning AUV              $1.297     $1.000     $1.232     $1.335     $1.164     $1.007     $1.000      N/A        N/A        N/A
Ending AUV                 $1.447     $1.297     $1.000     $1.232     $1.335     $1.164     $1.007      N/A        N/A        N/A
Percentage change in AUV   11.57%     29.70%    -18.83%     -7.72%     14.67%     15.58%      0.73%      N/A        N/A        N/A
Ending number of AUs      902,784    796,709    675,787    314,294     38,899     13,117     13,870      N/A        N/A        N/A

------------------------------------------------------------------------------------------------------------------------------------
NEUBERGER  BERMAN ADVISERS MANAGEMENT TRUST
------------------------------------------------------------------------------------------------------------------------------------
FASCIANO PORTFOLIO (M)
------------------------------------------------------------------------------------------------------------------------------------
Beginning AUV              $1.257     $1.004      N/A        N/A        N/A        N/A        N/A        N/A        N/A        N/A
Ending AUV                 $1.393     $1.257      N/A        N/A        N/A        N/A        N/A        N/A        N/A        N/A
Percentage change in AUV   10.82%     25.20%      N/A        N/A        N/A        N/A        N/A        N/A        N/A        N/A
Ending Number of AUs       11,023      2,203      N/A        N/A        N/A        N/A        N/A        N/A        N/A        N/A

------------------------------------------------------------------------------------------------------------------------------------
LIMITED MATURITY BOND PORTFOLIO (E)
------------------------------------------------------------------------------------------------------------------------------------
Beginning AUV              $1.308     $1.290     $1.237     $1.148     $1.086     $1.081     $1.046     $1.000      N/A        N/A
Ending AUV                 $1.305     $1.308     $1.290     $1.237     $1.148     $1.086     $1.081     $1.046      N/A        N/A
Percentage change in AUV   -0.23%      1.40%      4.28%      7.75%      5.70%      0.47%      3.35%      4.59%      N/A        N/A
Ending number of AUs      105,131    116,039     96,604     63,120    449,909     79,074    225,717          0      N/A        N/A

====================================================================================================================================
                           2004       2003       2002       2001       2000       1999       1998       1997       1996       1995
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
MIDCAP GROWTH PORTFOLIO (J)
------------------------------------------------------------------------------------------------------------------------------------
Beginning AUV              $0.766     $0.604     $0.863     $1.008      N/A        N/A        N/A        N/A        N/A        N/A
Ending AUV                 $0.882     $0.766     $0.604     $0.863      N/A        N/A        N/A        N/A        N/A        N/A
Percentage change in AUV   15.14%     26.82%    -30.01%    -14.38%      N/A        N/A        N/A        N/A        N/A        N/A
Ending number of AUs       20,003        761        806          0      N/A        N/A        N/A        N/A        N/A        N/A

------------------------------------------------------------------------------------------------------------------------------------
PARTNERS PORTFOLIO (E)
------------------------------------------------------------------------------------------------------------------------------------
Beginning AUV              $1.313     $0.982     $1.307     $1.359     $1.363     $1.283     $1.243     $1.000      N/A        N/A
Ending AUV                 $1.547     $1.313     $0.982     $1.307     $1.359     $1.363     $1.283     $1.243      N/A        N/A
Percentage change in AUV   17.82%     33.71%    -24.87%     -3.83%     -0.33%      6.30%      3.17%     24.32%      N/A        N/A
Ending number of AUs      222,410    212,337    228,992    427,900    413,116    422,449    336,371     60,137      N/A        N/A

------------------------------------------------------------------------------------------------------------------------------------
REGENCY PORTFOLIO (M)
------------------------------------------------------------------------------------------------------------------------------------
Beginning AUV              $1.307     $1.001      N/A        N/A        N/A        N/A        N/A        N/A        N/A        N/A
Ending AUV                 $1.583     $1.307      N/A        N/A        N/A        N/A        N/A        N/A        N/A        N/A
Percentage change in AUV   21.12%     30.57%      N/A        N/A        N/A        N/A        N/A        N/A        N/A        N/A
Ending Number of AUs       58,081      9,831      N/A        N/A        N/A        N/A        N/A        N/A        N/A        N/A

------------------------------------------------------------------------------------------------------------------------------------
SOCIALLY RESPONSIVE PORTFOLIO (O)
------------------------------------------------------------------------------------------------------------------------------------
Beginning AUV             $10.015      N/A        N/A        N/A        N/A        N/A        N/A        N/A        N/A        N/A
Ending AUV                $11.325      N/A        N/A        N/A        N/A        N/A        N/A        N/A        N/A        N/A
Percentage change in AUV   13.08%      N/A        N/A        N/A        N/A        N/A        N/A        N/A        N/A        N/A
Ending Number of AUs          128      N/A        N/A        N/A        N/A        N/A        N/A        N/A        N/A        N/A

------------------------------------------------------------------------------------------------------------------------------------
PIMCO VARIABLE INSURANCE TRUST:
------------------------------------------------------------------------------------------------------------------------------------
MONEY MARKET PORTFOLIO (O)
------------------------------------------------------------------------------------------------------------------------------------
Beginning AUV              $9.999      N/A        N/A        N/A        N/A        N/A        N/A        N/A        N/A        N/A
Ending AUV                $10.003      N/A        N/A        N/A        N/A        N/A        N/A        N/A        N/A        N/A
Percentage change in AUV    0.04%      N/A        N/A        N/A        N/A        N/A        N/A        N/A        N/A        N/A
Ending Number of AUs        1,823      N/A        N/A        N/A        N/A        N/A        N/A        N/A        N/A        N/A

------------------------------------------------------------------------------------------------------------------------------------
REAL RETURN PORTFOLIO (M)
------------------------------------------------------------------------------------------------------------------------------------
Beginning AUV              $1.054     $1.004      N/A        N/A        N/A        N/A        N/A        N/A        N/A        N/A
Ending AUV                 $1.137     $1.054      N/A        N/A        N/A        N/A        N/A        N/A        N/A        N/A
Percentage change in AUV    7.87%      4.98%      N/A        N/A        N/A        N/A        N/A        N/A        N/A        N/A
Ending Number of AUs      134,483      2,745      N/A        N/A        N/A        N/A        N/A        N/A        N/A        N/A

------------------------------------------------------------------------------------------------------------------------------------
SHORT TERM PORTFOLIO (O)
------------------------------------------------------------------------------------------------------------------------------------
Beginning AUV             $10.000      N/A        N/A        N/A        N/A        N/A        N/A        N/A        N/A        N/A
Ending AUV                $10.038      N/A        N/A        N/A        N/A        N/A        N/A        N/A        N/A        N/A
Percentage change in AUV    0.38%      N/A        N/A        N/A        N/A        N/A        N/A        N/A        N/A        N/A
Ending Number of AUs        2,585      N/A        N/A        N/A        N/A        N/A        N/A        N/A        N/A        N/A

------------------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN PORTFOLIO (M)
------------------------------------------------------------------------------------------------------------------------------------
Beginning AUV              $1.014     $1.001      N/A        N/A        N/A        N/A        N/A        N/A        N/A        N/A
Ending AUV                 $1.053     $1.014      N/A        N/A        N/A        N/A        N/A        N/A        N/A        N/A
Percentage change in AUV    3.85%      1.30%      N/A        N/A        N/A        N/A        N/A        N/A        N/A        N/A
Ending Number of AUs       76,696      5,344      N/A        N/A        N/A        N/A        N/A        N/A        N/A        N/A

------------------------------------------------------------------------------------------------------------------------------------
PIONEER VARIABLE CONTRACTS TRUST
------------------------------------------------------------------------------------------------------------------------------------
EQUITY INCOME PORTFOLIO  (K)
------------------------------------------------------------------------------------------------------------------------------------
Beginning AUV              $0.925     $0.764     $0.919     $0.986      N/A        N/A        N/A        N/A        N/A        N/A
Ending AUV                 $1.063     $0.925     $0.764     $0.919      N/A        N/A        N/A        N/A        N/A        N/A
Percentage change in AUV   14.92%     21.07%    -16.87%     -6.80%      N/A        N/A        N/A        N/A        N/A        N/A
Ending number of AUs      125,467    266,825    180,822    307,554      N/A        N/A        N/A        N/A        N/A        N/A

====================================================================================================================================
                           2004       2003       2002       2001       2000       1999       1998       1997       1996       1995
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
EUROPE PORTFOLIO  (K)
------------------------------------------------------------------------------------------------------------------------------------
Beginning AUV              $0.795     $0.604     $0.754     $0.994      N/A        N/A        N/A        N/A        N/A        N/A
Ending AUV                 $0.930     $0.795     $0.604     $0.754      N/A        N/A        N/A        N/A        N/A        N/A
Percentage change in AUV   16.98%     31.62%    -19.89%    -24.14%      N/A        N/A        N/A        N/A        N/A        N/A
Ending number of AUs            0          0          0          0      N/A        N/A        N/A        N/A        N/A        N/A

------------------------------------------------------------------------------------------------------------------------------------
FUND PORTFOLIO (K)
------------------------------------------------------------------------------------------------------------------------------------
Beginning AUV              $0.860     $0.704     $0.880     $0.984      N/A        N/A        N/A        N/A        N/A        N/A
Ending AUV                 $0.944     $0.860     $0.704     $0.880      N/A        N/A        N/A        N/A        N/A        N/A
Percentage change in AUV    9.77%     22.16%    -20.00%    -10.57%      N/A        N/A        N/A        N/A        N/A        N/A
Ending number of AUs       87,167    108,242     97,229     88,332      N/A        N/A        N/A        N/A        N/A        N/A

------------------------------------------------------------------------------------------------------------------------------------
ROYCE CAPITAL FUND:
------------------------------------------------------------------------------------------------------------------------------------
MICRO-CAP PORTFOLIO (M)
------------------------------------------------------------------------------------------------------------------------------------
Beginning AUV              $1.480     $1.005      N/A        N/A        N/A        N/A        N/A        N/A        N/A        N/A
Ending AUV                 $1.668     $1.480      N/A        N/A        N/A        N/A        N/A        N/A        N/A        N/A
Percentage change in AUV   12.70%     47.26%      N/A        N/A        N/A        N/A        N/A        N/A        N/A        N/A
Ending Number of AUs      246,602    112,213      N/A        N/A        N/A        N/A        N/A        N/A        N/A        N/A

------------------------------------------------------------------------------------------------------------------------------------
SMALL-CAP PORTFOLIO (M)
------------------------------------------------------------------------------------------------------------------------------------
Beginning AUV              $1.397     $0.998      N/A        N/A        N/A        N/A        N/A        N/A        N/A        N/A
Ending AUV                 $1.728     $1.397      N/A        N/A        N/A        N/A        N/A        N/A        N/A        N/A
Percentage change in AUV   23.69%     39.98%      N/A        N/A        N/A        N/A        N/A        N/A        N/A        N/A
Ending Number of AUs      324,574     98,796      N/A        N/A        N/A        N/A        N/A        N/A        N/A        N/A

------------------------------------------------------------------------------------------------------------------------------------
RYDEX VARIABLE TRUST:
------------------------------------------------------------------------------------------------------------------------------------
ARKTOS FUND (O)
------------------------------------------------------------------------------------------------------------------------------------
Beginning AUV             $10.110      N/A        N/A        N/A        N/A        N/A        N/A        N/A        N/A        N/A
Ending AUV                 $8.657      N/A        N/A        N/A        N/A        N/A        N/A        N/A        N/A        N/A
Percentage change in AUV  -14.37%      N/A        N/A        N/A        N/A        N/A        N/A        N/A        N/A        N/A
Ending Number of AUs            0      N/A        N/A        N/A        N/A        N/A        N/A        N/A        N/A        N/A

------------------------------------------------------------------------------------------------------------------------------------
BANKING FUND (O)
------------------------------------------------------------------------------------------------------------------------------------
Beginning AUV             $10.096      N/A        N/A        N/A        N/A        N/A        N/A        N/A        N/A        N/A
Ending AUV                $11.607      N/A        N/A        N/A        N/A        N/A        N/A        N/A        N/A        N/A
Percentage change in AUV   14.97%      N/A        N/A        N/A        N/A        N/A        N/A        N/A        N/A        N/A
Ending Number of AUs           19      N/A        N/A        N/A        N/A        N/A        N/A        N/A        N/A        N/A

------------------------------------------------------------------------------------------------------------------------------------
BASIC MATERIALS FUND (O)
------------------------------------------------------------------------------------------------------------------------------------
Beginning AUV              $9.969      N/A        N/A        N/A        N/A        N/A        N/A        N/A        N/A        N/A
Ending AUV                $12.401      N/A        N/A        N/A        N/A        N/A        N/A        N/A        N/A        N/A
Percentage change in AUV   24.40%      N/A        N/A        N/A        N/A        N/A        N/A        N/A        N/A        N/A
Ending Number of AUs            0      N/A        N/A        N/A        N/A        N/A        N/A        N/A        N/A        N/A

------------------------------------------------------------------------------------------------------------------------------------
BIOTECHNOLOGY FUND (O)
------------------------------------------------------------------------------------------------------------------------------------
Beginning AUV              $9.796      N/A        N/A        N/A        N/A        N/A        N/A        N/A        N/A        N/A
Ending AUV                 $9.275      N/A        N/A        N/A        N/A        N/A        N/A        N/A        N/A        N/A
Percentage change in AUV   -5.32%      N/A        N/A        N/A        N/A        N/A        N/A        N/A        N/A        N/A
Ending Number of AUs          560      N/A        N/A        N/A        N/A        N/A        N/A        N/A        N/A        N/A

------------------------------------------------------------------------------------------------------------------------------------
CONSUMER PRODUCTS FUND (O)
------------------------------------------------------------------------------------------------------------------------------------
Beginning AUV             $10.097      N/A        N/A        N/A        N/A        N/A        N/A        N/A        N/A        N/A
Ending AUV                $10.431      N/A        N/A        N/A        N/A        N/A        N/A        N/A        N/A        N/A
Percentage change in AUV    3.31%      N/A        N/A        N/A        N/A        N/A        N/A        N/A        N/A        N/A
Ending Number of AUs          334      N/A        N/A        N/A        N/A        N/A        N/A        N/A        N/A        N/A

====================================================================================================================================
                           2004       2003       2002       2001       2000       1999       1998       1997       1996       1995
------------------------------------------------------------------------------------------------------------------------------------
ELECTRONICS FUND (O)
------------------------------------------------------------------------------------------------------------------------------------
Beginning AUV              $9.741      N/A        N/A        N/A        N/A        N/A        N/A        N/A        N/A        N/A
Ending AUV                 $9.122      N/A        N/A        N/A        N/A        N/A        N/A        N/A        N/A        N/A
Percentage change in AUV   -6.35%      N/A        N/A        N/A        N/A        N/A        N/A        N/A        N/A        N/A
Ending Number of AUs            0      N/A        N/A        N/A        N/A        N/A        N/A        N/A        N/A        N/A

------------------------------------------------------------------------------------------------------------------------------------
ENERGY FUND (O)
------------------------------------------------------------------------------------------------------------------------------------
Beginning AUV             $10.225      N/A        N/A        N/A        N/A        N/A        N/A        N/A        N/A        N/A
Ending AUV                $12.128      N/A        N/A        N/A        N/A        N/A        N/A        N/A        N/A        N/A
Percentage change in AUV   18.61%      N/A        N/A        N/A        N/A        N/A        N/A        N/A        N/A        N/A
Ending Number of AUs       14,737      N/A        N/A        N/A        N/A        N/A        N/A        N/A        N/A        N/A

------------------------------------------------------------------------------------------------------------------------------------
ENERGY SERVICES FUND (O)
------------------------------------------------------------------------------------------------------------------------------------
Beginning AUV             $10.174      N/A        N/A        N/A        N/A        N/A        N/A        N/A        N/A        N/A
Ending AUV                $12.118      N/A        N/A        N/A        N/A        N/A        N/A        N/A        N/A        N/A
Percentage change in AUV   19.11%      N/A        N/A        N/A        N/A        N/A        N/A        N/A        N/A        N/A
Ending Number of AUs           75      N/A        N/A        N/A        N/A        N/A        N/A        N/A        N/A        N/A

------------------------------------------------------------------------------------------------------------------------------------
FINANCIAL SERVICES FUND (O)
------------------------------------------------------------------------------------------------------------------------------------
Beginning AUV             $10.048      N/A        N/A        N/A        N/A        N/A        N/A        N/A        N/A        N/A
Ending AUV                $11.500      N/A        N/A        N/A        N/A        N/A        N/A        N/A        N/A        N/A
Percentage change in AUV   14.45%      N/A        N/A        N/A        N/A        N/A        N/A        N/A        N/A        N/A
Ending Number of AUs        3,248      N/A        N/A        N/A        N/A        N/A        N/A        N/A        N/A        N/A

------------------------------------------------------------------------------------------------------------------------------------
HEALTH CARE FUND (O)
------------------------------------------------------------------------------------------------------------------------------------
Beginning AUV             $10.066      N/A        N/A        N/A        N/A        N/A        N/A        N/A        N/A        N/A
Ending AUV                $10.086      N/A        N/A        N/A        N/A        N/A        N/A        N/A        N/A        N/A
Percentage change in AUV    0.20%      N/A        N/A        N/A        N/A        N/A        N/A        N/A        N/A        N/A
Ending Number of AUs        1,414      N/A        N/A        N/A        N/A        N/A        N/A        N/A        N/A        N/A

------------------------------------------------------------------------------------------------------------------------------------
INTERNET FUND (O)
------------------------------------------------------------------------------------------------------------------------------------
Beginning AUV              $9.793      N/A        N/A        N/A        N/A        N/A        N/A        N/A        N/A        N/A
Ending AUV                $11.219      N/A        N/A        N/A        N/A        N/A        N/A        N/A        N/A        N/A
Percentage change in AUV   14.56%      N/A        N/A        N/A        N/A        N/A        N/A        N/A        N/A        N/A
Ending Number of AUs            0      N/A        N/A        N/A        N/A        N/A        N/A        N/A        N/A        N/A

------------------------------------------------------------------------------------------------------------------------------------
INVERSE DYNAMIC DOW 30 FUND (P)
------------------------------------------------------------------------------------------------------------------------------------
Beginning AUV             $10.077      N/A        N/A        N/A        N/A        N/A        N/A        N/A        N/A        N/A
Ending AUV                 $8.726      N/A        N/A        N/A        N/A        N/A        N/A        N/A        N/A        N/A
Percentage change in AUV  -13.41%      N/A        N/A        N/A        N/A        N/A        N/A        N/A        N/A        N/A
Ending Number of AUs            0      N/A        N/A        N/A        N/A        N/A        N/A        N/A        N/A        N/A

------------------------------------------------------------------------------------------------------------------------------------
INVERSE MID-CAP FUND (P)
------------------------------------------------------------------------------------------------------------------------------------
Beginning AUV              $9.942      N/A        N/A        N/A        N/A        N/A        N/A        N/A        N/A        N/A
Ending AUV                 $8.757      N/A        N/A        N/A        N/A        N/A        N/A        N/A        N/A        N/A
Percentage change in AUV  -11.92%      N/A        N/A        N/A        N/A        N/A        N/A        N/A        N/A        N/A
Ending Number of AUs            0      N/A        N/A        N/A        N/A        N/A        N/A        N/A        N/A        N/A

------------------------------------------------------------------------------------------------------------------------------------
INVERSE SMALL-CAP FUND (P)
------------------------------------------------------------------------------------------------------------------------------------
Beginning AUV              $9.964      N/A        N/A        N/A        N/A        N/A        N/A        N/A        N/A        N/A
Ending AUV                 $8.473      N/A        N/A        N/A        N/A        N/A        N/A        N/A        N/A        N/A
Percentage change in AUV  -14.96%      N/A        N/A        N/A        N/A        N/A        N/A        N/A        N/A        N/A
Ending Number of AUs            0      N/A        N/A        N/A        N/A        N/A        N/A        N/A        N/A        N/A
------------------------------------------------------------------------------------------------------------------------------------
JUNO PORTFOLIO (M)
------------------------------------------------------------------------------------------------------------------------------------
Beginning AUV              $0.986     $1.000        N/A        N/A        N/A        N/A        N/A        N/A        N/A        N/A
Ending AUV                 $0.872     $0.986        N/A        N/A        N/A        N/A        N/A        N/A        N/A        N/A
Percentage change in AUV  -11.56%     -1.40%        N/A        N/A        N/A        N/A        N/A        N/A        N/A        N/A
Ending Number of AUs       31,110        886        N/A        N/A        N/A        N/A        N/A        N/A        N/A        N/A

====================================================================================================================================
                           2004       2003       2002       2001       2000       1999       1998       1997       1996       1995
------------------------------------------------------------------------------------------------------------------------------------
LARGE CAP EUROPE FUND (O)
------------------------------------------------------------------------------------------------------------------------------------
Beginning AUV             $10.113      N/A        N/A        N/A        N/A        N/A        N/A        N/A        N/A        N/A
Ending AUV                $12.070      N/A        N/A        N/A        N/A        N/A        N/A        N/A        N/A        N/A
Percentage change in AUV   19.35%      N/A        N/A        N/A        N/A        N/A        N/A        N/A        N/A        N/A
Ending Number of AUs            6      N/A        N/A        N/A        N/A        N/A        N/A        N/A        N/A        N/A

------------------------------------------------------------------------------------------------------------------------------------
LARGE CAP GROWTH FUND (P)
------------------------------------------------------------------------------------------------------------------------------------
Beginning AUV              $9.955      N/A        N/A        N/A        N/A        N/A        N/A        N/A        N/A        N/A
Ending AUV                $10.507      N/A        N/A        N/A        N/A        N/A        N/A        N/A        N/A        N/A
Percentage change in AUV    5.54%      N/A        N/A        N/A        N/A        N/A        N/A        N/A        N/A        N/A
Ending Number of AUs          283      N/A        N/A        N/A        N/A        N/A        N/A        N/A        N/A        N/A

------------------------------------------------------------------------------------------------------------------------------------
LARGE CAP JAPAN FUND (O)
------------------------------------------------------------------------------------------------------------------------------------
Beginning AUV              $9.875      N/A        N/A        N/A        N/A        N/A        N/A        N/A        N/A        N/A
Ending AUV                $10.346      N/A        N/A        N/A        N/A        N/A        N/A        N/A        N/A        N/A
Percentage change in AUV    4.77%      N/A        N/A        N/A        N/A        N/A        N/A        N/A        N/A        N/A
Ending Number of AUs        2,846      N/A        N/A        N/A        N/A        N/A        N/A        N/A        N/A        N/A

------------------------------------------------------------------------------------------------------------------------------------
LARGE CAP VALUE FUND (P)
------------------------------------------------------------------------------------------------------------------------------------
Beginning AUV              $9.964      N/A        N/A        N/A        N/A        N/A        N/A        N/A        N/A        N/A
Ending AUV                $11.187      N/A        N/A        N/A        N/A        N/A        N/A        N/A        N/A        N/A
Percentage change in AUV   12.27%      N/A        N/A        N/A        N/A        N/A        N/A        N/A        N/A        N/A
Ending Number of AUs          766      N/A        N/A        N/A        N/A        N/A        N/A        N/A        N/A        N/A

------------------------------------------------------------------------------------------------------------------------------------
LEISURE FUND (O)
------------------------------------------------------------------------------------------------------------------------------------
Beginning AUV             $10.021      N/A        N/A        N/A        N/A        N/A        N/A        N/A        N/A        N/A
Ending AUV                $11.538      N/A        N/A        N/A        N/A        N/A        N/A        N/A        N/A        N/A
Percentage change in AUV   15.14%      N/A        N/A        N/A        N/A        N/A        N/A        N/A        N/A        N/A
Ending Number of AUs          131      N/A        N/A        N/A        N/A        N/A        N/A        N/A        N/A        N/A

------------------------------------------------------------------------------------------------------------------------------------
LONG DYNAMIC DOW 30 FUND (P)
------------------------------------------------------------------------------------------------------------------------------------
Beginning AUV              $9.918      N/A        N/A        N/A        N/A        N/A        N/A        N/A        N/A        N/A
Ending AUV                $11.057      N/A        N/A        N/A        N/A        N/A        N/A        N/A        N/A        N/A
Percentage change in AUV   11.48%      N/A        N/A        N/A        N/A        N/A        N/A        N/A        N/A        N/A
Ending Number of AUs            0      N/A        N/A        N/A        N/A        N/A        N/A        N/A        N/A        N/A

------------------------------------------------------------------------------------------------------------------------------------
MEDIUS FUND (M)
------------------------------------------------------------------------------------------------------------------------------------
Beginning AUV              $1.486     $1.000      N/A        N/A        N/A        N/A        N/A        N/A        N/A        N/A
Ending AUV                 $1.798     $1.486      N/A        N/A        N/A        N/A        N/A        N/A        N/A        N/A
Percentage change in AUV   21.00%     48.60%      N/A        N/A        N/A        N/A        N/A        N/A        N/A        N/A
Ending Number of AUs       40,981     30,941      N/A        N/A        N/A        N/A        N/A        N/A        N/A        N/A

------------------------------------------------------------------------------------------------------------------------------------
MEKROS FUND (M)
------------------------------------------------------------------------------------------------------------------------------------
Beginning AUV              $1.586     $1.001      N/A        N/A        N/A        N/A        N/A        N/A        N/A        N/A
Ending AUV                 $1.966     $1.586      N/A        N/A        N/A        N/A        N/A        N/A        N/A        N/A
Percentage change in AUV   23.96%     58.44%      N/A        N/A        N/A        N/A        N/A        N/A        N/A        N/A
Ending Number of AUs      139,697    138,970      N/A        N/A        N/A        N/A        N/A        N/A        N/A        N/A

------------------------------------------------------------------------------------------------------------------------------------
MID-CAP GROWTH FUND (P)
------------------------------------------------------------------------------------------------------------------------------------
Beginning AUV             $10.057      N/A        N/A        N/A        N/A        N/A        N/A        N/A        N/A        N/A
Ending AUV                $11.080      N/A        N/A        N/A        N/A        N/A        N/A        N/A        N/A        N/A
Percentage change in AUV    0.17%      N/A        N/A        N/A        N/A        N/A        N/A        N/A        N/A        N/A
Ending Number of AUs          395      N/A        N/A        N/A        N/A        N/A        N/A        N/A        N/A        N/A

------------------------------------------------------------------------------------------------------------------------------------
MID-CAP VALUE
------------------------------------------------------------------------------------------------------------------------------------
Beginning AUV             $10.040      N/A        N/A        N/A        N/A        N/A        N/A        N/A        N/A        N/A
Ending AUV                $11.339      N/A        N/A        N/A        N/A        N/A        N/A        N/A        N/A        N/A
Percentage change in AUV   12.94%      N/A        N/A        N/A        N/A        N/A        N/A        N/A        N/A        N/A
Ending Number of AUs            0      N/A        N/A        N/A        N/A        N/A        N/A        N/A        N/A        N/A

====================================================================================================================================
                           2004       2003       2002       2001       2000       1999       1998       1997       1996       1995
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
NOVA FUND (H)
------------------------------------------------------------------------------------------------------------------------------------
Beginning AUV             $10.069     $7.307    $11.482    $15.176    $18.407      N/A        N/A        N/A        N/A        N/A
Ending AUV                $11.426    $10.069     $7.307    $11.482    $15.176      N/A        N/A        N/A        N/A        N/A
Percentage change in AUV   13.48%     37.80%    -36.36%    -24.34%    -17.55%      N/A        N/A        N/A        N/A        N/A
Ending number of AUs        7,647      2,746      2,073      1,846        585      N/A        N/A        N/A        N/A        N/A

------------------------------------------------------------------------------------------------------------------------------------
OTC FUND (H)
------------------------------------------------------------------------------------------------------------------------------------
Beginning AUV             $13.252     $9.204    $15.204    $23.690    $39.086      N/A        N/A        N/A        N/A        N/A
Ending AUV                $14.346    $13.252     $9.204    $15.204    $23.690      N/A        N/A        N/A        N/A        N/A
Percentage change in AUV    8.26%     43.98%    -39.46%    -35.82%    -39.39%      N/A        N/A        N/A        N/A        N/A
Ending number of AUs       30,020     28,571     29,697     25,497     14,991      N/A        N/A        N/A        N/A        N/A

------------------------------------------------------------------------------------------------------------------------------------
PRECIOUS METALS FUND (O)
------------------------------------------------------------------------------------------------------------------------------------
Beginning AUV              $9.999      N/A        N/A        N/A        N/A        N/A        N/A        N/A        N/A        N/A
Ending AUV                $11.488      N/A        N/A        N/A        N/A        N/A        N/A        N/A        N/A        N/A
Percentage change in AUV   14.89%      N/A        N/A        N/A        N/A        N/A        N/A        N/A        N/A        N/A
Ending Number of AUs        4,398      N/A        N/A        N/A        N/A        N/A        N/A        N/A        N/A        N/A

------------------------------------------------------------------------------------------------------------------------------------
REAL ESTATE FUND (O)
------------------------------------------------------------------------------------------------------------------------------------
Beginning AUV             $10.092      N/A        N/A        N/A        N/A        N/A        N/A        N/A        N/A        N/A
Ending AUV                $13.408      N/A        N/A        N/A        N/A        N/A        N/A        N/A        N/A        N/A
Percentage change in AUV   32.86%      N/A        N/A        N/A        N/A        N/A        N/A        N/A        N/A        N/A
Ending Number of AUs        1,440      N/A        N/A        N/A        N/A        N/A        N/A        N/A        N/A        N/A

------------------------------------------------------------------------------------------------------------------------------------
RETAILING FUND (O)
------------------------------------------------------------------------------------------------------------------------------------
Beginning AUV              $9.991      N/A        N/A        N/A        N/A        N/A        N/A        N/A        N/A        N/A
Ending AUV                $10.693      N/A        N/A        N/A        N/A        N/A        N/A        N/A        N/A        N/A
Percentage change in AUV    7.03%      N/A        N/A        N/A        N/A        N/A        N/A        N/A        N/A        N/A
Ending Number of AUs            0      N/A        N/A        N/A        N/A        N/A        N/A        N/A        N/A        N/A

------------------------------------------------------------------------------------------------------------------------------------
SECTOR ROTATION FUND (M)
------------------------------------------------------------------------------------------------------------------------------------
Beginning AUV              $1.253     $1.002      N/A        N/A        N/A        N/A        N/A        N/A        N/A        N/A
Ending AUV                 $1.374     $1.253      N/A        N/A        N/A        N/A        N/A        N/A        N/A        N/A
Percentage change in AUV    9.66%     25.05%      N/A        N/A        N/A        N/A        N/A        N/A        N/A        N/A
Ending Number of AUs       11,748      3,762      N/A        N/A        N/A        N/A        N/A        N/A        N/A        N/A

------------------------------------------------------------------------------------------------------------------------------------
SMALL-CAP GROWTH FUND (P)
------------------------------------------------------------------------------------------------------------------------------------
Beginning AUV             $10.056      N/A        N/A        N/A        N/A        N/A        N/A        N/A        N/A        N/A
Ending AUV                $11.550      N/A        N/A        N/A        N/A        N/A        N/A        N/A        N/A        N/A
Percentage change in AUV   14.86%      N/A        N/A        N/A        N/A        N/A        N/A        N/A        N/A        N/A
Ending Number of AUs            0      N/A        N/A        N/A        N/A        N/A        N/A        N/A        N/A        N/A

------------------------------------------------------------------------------------------------------------------------------------
SMALL-CAP VALUE FUND (P)

------------------------------------------------------------------------------------------------------------------------------------
Beginning AUV             $10.043      N/A        N/A        N/A        N/A        N/A        N/A        N/A        N/A        N/A
Ending AUV                $11.517      N/A        N/A        N/A        N/A        N/A        N/A        N/A        N/A        N/A
Percentage change in AUV   14.68%      N/A        N/A        N/A        N/A        N/A        N/A        N/A        N/A        N/A
Ending Number of AUs          504      N/A        N/A        N/A        N/A        N/A        N/A        N/A        N/A        N/A
------------------------------------------------------------------------------------------------------------------------------------
TECHNOLOGY FUND (O)
------------------------------------------------------------------------------------------------------------------------------------
Beginning AUV              $9.845      N/A        N/A        N/A        N/A        N/A        N/A        N/A        N/A        N/A
Ending AUV                $10.491      N/A        N/A        N/A        N/A        N/A        N/A        N/A        N/A        N/A
Percentage change in AUV    6.56%      N/A        N/A        N/A        N/A        N/A        N/A        N/A        N/A        N/A
Ending Number of AUs            0      N/A        N/A        N/A        N/A        N/A        N/A        N/A        N/A        N/A

------------------------------------------------------------------------------------------------------------------------------------
TELECOMMUNICATIONS FUND (O)
------------------------------------------------------------------------------------------------------------------------------------
Beginning AUV              $9.887      N/A        N/A        N/A        N/A        N/A        N/A        N/A        N/A        N/A
Ending AUV                $10.858      N/A        N/A        N/A        N/A        N/A        N/A        N/A        N/A        N/A
Percentage change in AUV    9.82%      N/A        N/A        N/A        N/A        N/A        N/A        N/A        N/A        N/A
Ending Number of AUs            0      N/A        N/A        N/A        N/A        N/A        N/A        N/A        N/A        N/A

====================================================================================================================================
                           2004       2003       2002       2001       2000       1999       1998       1997       1996       1995
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
TITAN 500 FUND (O)
------------------------------------------------------------------------------------------------------------------------------------
Beginning AUV             $10.054      N/A        N/A        N/A        N/A        N/A        N/A        N/A        N/A        N/A
Ending AUV                $11.590      N/A        N/A        N/A        N/A        N/A        N/A        N/A        N/A        N/A
Percentage change in AUV   15.28%      N/A        N/A        N/A        N/A        N/A        N/A        N/A        N/A        N/A
Ending Number of AUs            0      N/A        N/A        N/A        N/A        N/A        N/A        N/A        N/A        N/A

------------------------------------------------------------------------------------------------------------------------------------
TRANSPORTATION FUND (O)
------------------------------------------------------------------------------------------------------------------------------------
Beginning AUV             $10.023      N/A        N/A        N/A        N/A        N/A        N/A        N/A        N/A        N/A
Ending AUV                $12.595      N/A        N/A        N/A        N/A        N/A        N/A        N/A        N/A        N/A
Percentage change in AUV   25.66%      N/A        N/A        N/A        N/A        N/A        N/A        N/A        N/A        N/A
Ending Number of AUs            0      N/A        N/A        N/A        N/A        N/A        N/A        N/A        N/A        N/A

------------------------------------------------------------------------------------------------------------------------------------
U.S. GOVERNMENT BOND FUND (M)
------------------------------------------------------------------------------------------------------------------------------------
Beginning AUV              $0.969     $0.998      N/A        N/A        N/A        N/A        N/A        N/A        N/A        N/A
Ending AUV                 $1.041     $0.969      N/A        N/A        N/A        N/A        N/A        N/A        N/A        N/A
Percentage change in AUV    7.43%     -2.91%      N/A        N/A        N/A        N/A        N/A        N/A        N/A        N/A
Ending Number of AUs        1,565          0      N/A        N/A        N/A        N/A        N/A        N/A        N/A        N/A

------------------------------------------------------------------------------------------------------------------------------------
U.S. GOVERNMENT MONEY MARKET FUND (J)
------------------------------------------------------------------------------------------------------------------------------------
Beginning AUV              $0.991     $1.001     $1.007     $1.000      N/A        N/A        N/A        N/A        N/A        N/A
Ending AUV                 $0.984     $0.991     $1.001     $1.007      N/A        N/A        N/A        N/A        N/A        N/A
Percentage change in AUV   -0.71%     -1.00%     -0.60%      0.70%      N/A        N/A        N/A        N/A        N/A        N/A
Ending number of AUs      178,039     67,324      1,061      2,301      N/A        N/A        N/A        N/A        N/A        N/A

------------------------------------------------------------------------------------------------------------------------------------
URSA FUND (M)
------------------------------------------------------------------------------------------------------------------------------------
Beginning AUV              $0.804     $0.999      N/A        N/A        N/A        N/A        N/A        N/A        N/A        N/A
Ending AUV                 $0.715     $0.804      N/A        N/A        N/A        N/A        N/A        N/A        N/A        N/A
Percentage change in AUV  -11.07%    -19.52%      N/A        N/A        N/A        N/A        N/A        N/A        N/A        N/A
Ending Number of AUs            0          0      N/A        N/A        N/A        N/A        N/A        N/A        N/A        N/A

------------------------------------------------------------------------------------------------------------------------------------
UTILITIES FUND (O)
------------------------------------------------------------------------------------------------------------------------------------
Beginning AUV             $10.059      N/A        N/A        N/A        N/A        N/A        N/A        N/A        N/A        N/A
Ending AUV                $11.560      N/A        N/A        N/A        N/A        N/A        N/A        N/A        N/A        N/A
Percentage change in AUV   14.92%      N/A        N/A        N/A        N/A        N/A        N/A        N/A        N/A        N/A
Ending Number of AUs           63      N/A        N/A        N/A        N/A        N/A        N/A        N/A        N/A        N/A

------------------------------------------------------------------------------------------------------------------------------------
VELOCITY 100 FUND (O)
------------------------------------------------------------------------------------------------------------------------------------
Beginning AUV              $9.767      N/A        N/A        N/A        N/A        N/A        N/A        N/A        N/A        N/A
Ending AUV                $12.143      N/A        N/A        N/A        N/A        N/A        N/A        N/A        N/A        N/A
Percentage change in AUV   24.33%      N/A        N/A        N/A        N/A        N/A        N/A        N/A        N/A        N/A
Ending Number of AUs            0      N/A        N/A        N/A        N/A        N/A        N/A        N/A        N/A        N/A

------------------------------------------------------------------------------------------------------------------------------------
SALOMON BROTHERS VARIABLE SERIES FUNDS INC:
------------------------------------------------------------------------------------------------------------------------------------
ALL CAP FUND (O)
------------------------------------------------------------------------------------------------------------------------------------
Beginning AUV             $10.069      N/A        N/A        N/A        N/A        N/A        N/A        N/A        N/A        N/A
Ending AUV                $10.727      N/A        N/A        N/A        N/A        N/A        N/A        N/A        N/A        N/A
Percentage change in AUV    6.53%      N/A        N/A        N/A        N/A        N/A        N/A        N/A        N/A        N/A
Ending number of AUs        1,117      N/A        N/A        N/A        N/A        N/A        N/A        N/A        N/A        N/A

------------------------------------------------------------------------------------------------------------------------------------
LARGE CAP GROWTH FUND (O)
------------------------------------------------------------------------------------------------------------------------------------
Beginning AUV              $9.914      N/A        N/A        N/A        N/A        N/A        N/A        N/A        N/A        N/A
Ending AUV                 $9.950      N/A        N/A        N/A        N/A        N/A        N/A        N/A        N/A        N/A
Percentage change in AUV    0.36%      N/A        N/A        N/A        N/A        N/A        N/A        N/A        N/A        N/A
Ending number of AUs        1,069      N/A        N/A        N/A        N/A        N/A        N/A        N/A        N/A        N/A

====================================================================================================================================
                           2004       2003       2002       2001       2000       1999       1998       1997       1996       1995
------------------------------------------------------------------------------------------------------------------------------------
STRATEGIC BOND FUND (O)
------------------------------------------------------------------------------------------------------------------------------------
Beginning AUV              $9.999    N/A        N/A        N/A        N/A        N/A        N/A        N/A        N/A        N/A
Ending AUV                $10.642    N/A        N/A        N/A        N/A        N/A        N/A        N/A        N/A        N/A
Percentage change in AUV    6.43%    N/A        N/A        N/A        N/A        N/A        N/A        N/A        N/A        N/A
Ending number of AUs            0    N/A        N/A        N/A        N/A        N/A        N/A        N/A        N/A        N/A

------------------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN FUND (O)
------------------------------------------------------------------------------------------------------------------------------------
Beginning AUV             $10.017    N/A        N/A        N/A        N/A        N/A        N/A        N/A        N/A        N/A
Ending AUV                $10.623    N/A        N/A        N/A        N/A        N/A        N/A        N/A        N/A        N/A
Percentage change in AUV    6.05%    N/A        N/A        N/A        N/A        N/A        N/A        N/A        N/A        N/A
Ending number of AUs        1,575    N/A        N/A        N/A        N/A        N/A        N/A        N/A        N/A        N/A

------------------------------------------------------------------------------------------------------------------------------------
SELIGMAN PORTFOLIOS, INC.
------------------------------------------------------------------------------------------------------------------------------------
COMMUNICATIONS AND INFORMATION PORTFOLIO (G)
------------------------------------------------------------------------------------------------------------------------------------
Beginning AUV              $0.520     $0.365     $0.578     $0.556     $1.000      N/A        N/A        N/A        N/A        N/A
Ending AUV                 $0.571     $0.520     $0.365     $0.578     $0.556      N/A        N/A        N/A        N/A        N/A
Percentage change in AUV    9.81%     42.47 %   -36.85%      3.96%    -44.40%      N/A        N/A        N/A        N/A        N/A
Ending number of AUs      212,289    323,737    321,186    300,842    240,260      N/A        N/A        N/A        N/A        N/A

------------------------------------------------------------------------------------------------------------------------------------
GLOBAL TECHNOLOGY PORTFOLIO (G)
------------------------------------------------------------------------------------------------------------------------------------
Beginning AUV              $0.473     $0.351     $0.520     $0.675     $1.000      N/A        N/A        N/A        N/A        N/A
Ending AUV                 $0.486     $0.473     $0.351     $0.520     $0.675      N/A        N/A        N/A        N/A        N/A
Percentage change in AUV    2.75%     34.76%    -32.50%    -22.96%    -32.50%      N/A        N/A        N/A        N/A        N/A
Ending number of AUs      186,088    206,754    219,892    100,203     68,037      N/A        N/A        N/A        N/A        N/A

------------------------------------------------------------------------------------------------------------------------------------
***WELLS FARGO ADVANTAGE FUNDS
------------------------------------------------------------------------------------------------------------------------------------
OPPORTUNITY FUND :
------------------------------------------------------------------------------------------------------------------------------------
Beginning AUV              $1.831     $1.350     $1.863     $1.954     $1.852     $1.386     $1.233     $1.000      N/A        N/A
Ending AUV                 $2.143     $1.831     $1.350     $1.863     $1.954     $1.852     $1.386     $1.233      N/A        N/A
Percentage change in AUV   17.04%     35.63%    -27.54%     -4.66%      5.53%     33.57%     12.41%     23.32%      N/A        N/A
Ending number of AUs      539,705    430,702    546,629    436,551    186,616    160,380     89,350      4,089      N/A        N/A

------------------------------------------------------------------------------------------------------------------------------------
THIRD AVENUE VARIABLE SERIES TRUST:
------------------------------------------------------------------------------------------------------------------------------------
VARIABLE ANNUITY TRUST (M)
------------------------------------------------------------------------------------------------------------------------------------
Beginning AUV              $1.378     $1.000      N/A        N/A        N/A        N/A        N/A        N/A        N/A        N/A
Ending AUV                 $1.636     $1.378      N/A        N/A        N/A        N/A        N/A        N/A        N/A        N/A
Percentage change in AUV   18.72%     37.80%      N/A        N/A        N/A        N/A        N/A        N/A        N/A        N/A
Ending Number of AUs      253,722    145,553      N/A        N/A        N/A        N/A        N/A        N/A        N/A        N/A

------------------------------------------------------------------------------------------------------------------------------------
VAN ECK WORLDWIDE INSURANCE TRUST:
------------------------------------------------------------------------------------------------------------------------------------
WORLDWIDE ABSOLUTE RETURN FUND (L)
------------------------------------------------------------------------------------------------------------------------------------
Beginning AUV              $0.995     $1.000      N/A        N/A        N/A        N/A        N/A        N/A        N/A        N/A
Ending AUV                 $0.982     $0.995      N/A        N/A        N/A        N/A        N/A        N/A        N/A        N/A
Percentage change in AUV   -1.31%     -0.50%      N/A        N/A        N/A        N/A        N/A        N/A        N/A        N/A
Ending Number of AUs          893        893      N/A        N/A        N/A        N/A        N/A        N/A        N/A        N/A

------------------------------------------------------------------------------------------------------------------------------------
WORLDWIDE BOND FUND (A)
------------------------------------------------------------------------------------------------------------------------------------
Beginning AUV              $1.427     $1.221     $1.013     $1.079     $1.070     $1.172     $1.050     $1.036     $1.021     $1.000
Ending AUV                 $1.543     $1.427     $1.221     $1.013     $1.079     $1.070     $1.172     $1.050     $1.036     $1.021
Percentage change in AUV    8.13%     16.87%     20.53%     -6.12%      0.87%     -8.74%     11.63%      1.37%      1.50%      2.05%
Ending number of AUs      149,603    196,186    190,656     24,692     51,708     37,696     30,830     16,578     23,735      6,030

------------------------------------------------------------------------------------------------------------------------------------
WORLDWIDE EMERGING MARKETS FUND (E)
------------------------------------------------------------------------------------------------------------------------------------
Beginning AUV              $0.857     $0.562     $0.584     $0.601     $1.044     $0.527     $0.808     $1.000      N/A        N/A
Ending AUV                 $1.068     $0.857     $0.562     $0.584     $0.601     $1.044     $0.527     $0.808      N/A        N/A
Percentage change in AUV   24.62%     52.49%     -3.77%     -2.83%    -42.44%     98.29%    -34.80%    -19.24%      N/A        N/A
Ending number of AUs      257,253    206,466    136,664    175,217    179,333    253,897    177,924     99,333      N/A        N/A

====================================================================================================================================
                           2004       2003       2002       2001       2000       1999       1998       1997       1996       1995
------------------------------------------------------------------------------------------------------------------------------------
WORLDWIDE HARD ASSETS FUND (A)
------------------------------------------------------------------------------------------------------------------------------------
Beginning AUV              $1.359     $0.946     $0.984     $1.110     $1.006     $0.840     $1.228     $1.262     $1.080     $1.000
Ending AUV                 $1.669     $1.359     $0.946     $0.984     $1.110     $1.006     $0.840     $1.228     $1.262     $1.080
Percentage change in AUV   22.81%     43.66%     -3.86%    -11.35%     10.30%     19.80%    -31.62%     -2.66%     16.88%      7.97%
Ending number of AUs      156,657    221,992    104,339    107,947    199,902    556,013    198,619    280,960     49,773     27,240

------------------------------------------------------------------------------------------------------------------------------------
WORLDWIDE REAL ESTATE FUND (F)
------------------------------------------------------------------------------------------------------------------------------------
Beginning AUV              $1.277     $0.960     $1.015     $0.973     $0.828     $0.854     $1.000      N/A        N/A        N/A
Ending AUV                 $1.723     $1.277     $0.960     $1.015     $0.973     $0.828     $0.854      N/A        N/A        N/A
Percentage change in AUV   34.93%     33.02%     -5.42%      4.32%     17.49%     -2.99%    -14.63%      N/A        N/A        N/A
Ending number of AUs      161,770     42,249     46,514     42,170     18,412     14,855      3,276      N/A        N/A        N/A

------------------------------------------------------------------------------------------------------------------------------------

(a)  This unit value was $1.000 on the inception date of June 1, 1995.

(b)  This unit value was $1.000 on the inception date of May 1, 1993.

(c)  This unit value was $1.000 on the inception date of December 3, 1965.

(d)  This unit value was $1.000 on the inception date of May 19, 1981.

(e)  This unit value was $1.000 on the inception date of May 1, 1997

(f)  This unit value was $1.000 on the inception date of May 1, 1998.

(g)  This unit value was $1.000 on the inception date of May 1, 2000.

(h) These unit values were $18.407 for Rydex Nova and $39.086 for Rydex OTC on the inception date of May 1, 2000.

(i)  This was the unit value on the inception date of October 26, 2001.

(j)  This was the unit value on the inception date of May 1, 2001.

(k)  This was the unit value on the inception date of January 2, 2001.

(l)  This was the unit value on the inception date of June 24, 2002.

(m)  This was the unit value on the inception date of May 1, 2003.

(n)  This was the unit value on the inception date of March 21, 2003.

(o)  This was the unit value on the inception date of May 1, 2004.

(p)  This was the unit value on the inception date of July 15, 2004.

NOTES:

Units tie to Report to Contract Owners

  * effective July 1, 2005, name will change to AIM V.I. Global Health Care Fund ** formerly known as Janus Growth Portfolio
*** formerly known as Strong Opportunity II Fund

APPENDIX B--MORE INFORMATION ABOUT THE INVESTMENT PORTFOLIOS

   Below is a summary of the investment objectives and strategies of each Investment Portfolio available under the Contract. THERE CAN BE NO ASSURANCE THAT THE INVESTMENT OBJECTIVES WILL BE ACHIEVED.

   The Investment Portfolio prospectuses contain more complete information including a description of the investment objectives, policies, restrictions and risks of each Investment Portfolio. The following descriptions are qualified in their entirety by the prospectus for each Investment Portfolio.

40/86 SERIES TRUST (FORMERLY, CONSECO SERIES TRUST)

   40/86 Series Trust is managed by 40/86 Advisors, Inc. 40/86 Series Trust is a mutual fund with multiple portfolios. As of the date of this prospectus the 40/86 Series Trust Money Market Portfolio permits active trading. This may change at any time without notice. For more information, see prospectus. The following Investment Portfolios are available under the Contract:

40/86 SERIES TRUST BALANCED PORTFOLIO

   The 40/86 Series Trust Balanced Portfolio seeks a high total investment return, consistent with the preservation of capital and prudent investment risk.

40/86 SERIES TRUST EQUITY PORTFOLIO

   The 40/86 Series Trust Equity Portfolio seeks to provide a high total return consistent with preservation of capital and a prudent level of risk. The Portfolio normally invests at least 80% of its assets in U.S. common stocks, primarily in small and midsize U.S. companies, widely diversified by industry and company.

40/86 SERIES TRUST FIXED INCOME PORTFOLIO

   The 40/86 Series Trust Fixed Income Portfolio seeks the highest level of income consistent with preservation of capital. The Portfolio normally invests at least 80% of its assets in investment-grade U.S. and foreign corporate and government debt.

40/86 SERIES TRUST GOVERNMENT SECURITIES PORTFOLIO

   The 40/86 Series Trust Government Securities Portfolio seeks safety of capital, liquidity and current income. The Portfolio normally invests at least 80% of its assets in securities issued by the U.S. government and its agencies and instrumentalities.

40/86 SERIES TRUST HIGH YIELD PORTFOLIO

   The 40/86 Series Trust High Yield Portfolio seeks to provide a high level of current income with a secondary objective of capital appreciation. The Portfolio normally invests at least 80% of its assets in high-yield (below investment grade) fixed income securities.

40/86 SERIES TRUST MONEY MARKET PORTFOLIO

   The 40/86 Series Trust Money Market Portfolio seeks current income consistent with stability of capital and liquidity. The portfolio may invest in U.S. government securities, bank obligations, commercial paper obligations, short-term corporate debt securities and municipal obligations.

AIM VARIABLE INSURANCE FUNDS

   The AIM Variable Insurance Funds is a mutual fund with multiple portfolios. AIM Advisors, Inc. serves as the investment advisor. INVESCO Institutional (N.A.), Inc. serves as the investment subadvisor for AIM V.I. Core Stock Fund and AIM VI. Real Estate Fund. The following Investment Portfolios are available under the Contract:

AIM V.I. BASIC VALUE FUND - SERIES II SHARES

   The fund's investment objective is long-term growth of capital. The fund seeks to meet its objective by investing, normally, at least 65% of its total assets in equity securities of U.S. issuers that have market capitalizations of greater than $500 million.

AIM V.I. MID CAP CORE EQUITY FUND - SERIES II SHARES

   The fund's investment objective is long-term growth of capital. The fund seeks to meet this objective by investing, normally, at least 80% of its net assets plus the amount of any borrowings for investment purposes, in equity securities, including convertible securities, of mid-capitalization companies.

AIM V.I. HIGH YIELD FUND - SERIES I SHARES

   The fund's investment objective is to achieve a high level of current income. The fund seeks to meet its objective by investing, normally, at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in non-investment grade debt securities, i.e., "junk bonds."

AIM V.I. REAL ESTATE FUND - SERIES I SHARES

   The fund's investment objective is to achieve high total return. The fund seeks to meet its objective by investing, normally, at least 80% of its assets in securities of real estate and real estate-related companies.

AIM V.I. CORE STOCK FUND - SERIES I SHARES (FORMERLY KNOWN AS INVESCO VIF CORE EQUITY FUND).

   The Fund seeks to provide a high total return through both growth and current income is actively managed. The Fund normally invests at least 80% of its net assets in common and preferred stocks.

AIM V.I. FINANCIAL SERVICES FUND - SERIES I SHARES (FORMERLY KNOWN AS INVESCO VIF--FINANCIAL SERVICES FUND).

   The Fund seeks capital growth. It is actively managed. The Fund normally invests at least 80% of its net assets in the equity securities and equity-related instruments of companies involved in the financial services sector.

AIM V.I. HEALTH SCIENCES FUND SERIES I SHARES (FORMERLY KNOWN AS INVESCO VIF--HEALTH SCIENCES FUND) (EFFECTIVE JULY 1, 2005 RENAMED AIM V.I. GLOBAL HEALTH CARE FUND SERIES I SHARES.)

   The Fund seeks capital growth. It is actively managed. The Fund normally invests 80% of its assets in securities of health care industry companies.

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AIM V.I. TECHNOLOGY FUND SERIES I SHARES (FORMERLY KNOWN AS INVESCO
VIF--TECHNOLOGY FUND).

   The Fund seeks capital growth. The Fund normally invests at least 80% of its net assets in the equity securities and equity-related instruments of companies engaged in technology-related industries.

THE ALGER AMERICAN FUND

   The Alger American Fund is a mutual fund with multiple portfolios. The manager of the fund is Fred Alger Management, Inc. The following Investment Portfolios are available under the Contract:

ALGER AMERICAN GROWTH PORTFOLIO

   The Alger American Growth Portfolio seeks long-term capital appreciation. It focuses on growing companies that generally have broad product lines, markets, financial resources and depth of management. Under normal circumstances, the portfolio invests primarily in the equity securities of large companies.

ALGER AMERICAN LEVERAGED ALLCAP PORTFOLIO

   The Alger American Leveraged AllCap Portfolio seeks long-term capital appreciation.

ALGER AMERICAN MIDCAP GROWTH PORTFOLIO

   The Alger American MidCap Growth Portfolio seeks long-term capital appreciation. It focuses on midsize companies with promising growth potential.

ALGER AMERICAN SMALL CAPITALIZATION PORTFOLIO

   The Alger American Small Capitalization Portfolio seeks long-term capital appreciation. It focuses on small, fast-growing companies that offer innovative products, services or technologies to a rapidly expanding marketplace.

AMERICAN CENTURY VARIABLE PORTFOLIOS, INC.

   American Century Variable Portfolios, Inc. is a registered open-end management investment company with multiple funds. The funds' investment adviser is American Century Investment Management, Inc. The following Investment Portfolios are available under the Contract:

AMERICAN CENTURY INVESTMENTS VP BALANCED FUND

   The American Century Investments VP Balanced Fund seeks long-term capital growth and current income by investing approximately 60% of its assets in equity securities and the remainder in bonds and other fixed-income securities.

AMERICAN CENTURY INVESTMENTS VP INCOME & GROWTH FUND

   The VP Income & Growth Fund seeks capital growth by investing in common stocks. Income is a secondary objective.

AMERICAN CENTURY INVESTMENTS VP INFLATION PROTECTION FUND

   The American Century VP Inflation Protection Fund pursues long-term total return using a strategy that seeks to protect against U.S. inflation.

AMERICAN CENTURY INVESTMENTS VP INTERNATIONAL FUND

   The American Century VP International Fund seeks capital growth. The fund managers use a growth investment strategy developed by American Century to invest in stocks of companies that they believe will increase in value over time.

AMERICAN CENTURY INVESTMENTS VP VALUE FUND

   The American Century VP Value Fund seeks long-term capital growth. Income is a secondary objective.

THE DREYFUS SOCIALLY RESPONSIBLE GROWTH FUND, INC. (INITIAL SHARES)

   The Dreyfus Socially Responsible Growth Fund, Inc. is a mutual fund. The investment adviser for the fund is The Dreyfus Corporation.

   The Dreyfus Socially Responsible Growth Fund, Inc. seeks to provide capital growth, with current income as a secondary goal. To pursue these goals, the fund invests at least 80% of its assets in the common stock of companies that, in the opinion of the fund's management, meet traditional investment standards and conduct their business in a manner that contributes to the enhancement of the quality of life in America.

DREYFUS INVESTMENT PORTFOLIO (SERVICE SHARES)

   The Dreyfus Investment Portfolios ("Dreyfus IP") is a mutual fund with multiple portfolios. The investment adviser to the fund is the Dreyfus Corporation. The following Investment Portfolios are available under the
Contract:

DREYFUS IP - SMALL CAP STOCK INDEX PORTFOLIO

   The portfolio seeks to match the performance of the Standard & Poor's (S&P) SmallCap 600 Index (R). To pursue this goal, the portfolio invests in a representative sample of stocks included in the S&P SmallCap 600 Index(R), and in futures whose performance is related to the index, rather than attempt to replicate the index.

DREYFUS STOCK INDEX FUND, INC. (INITIAL SHARES)

   The Dreyfus Stock Index Fund is a mutual fund. The investment adviser for the fund is The Dreyfus Corporation and Mellon Equity Associates.

   The Dreyfus Stock Index Fund seeks to match the total return of the Standard & Poor's 500 Composite Stock Price Index. To pursue this goal, the fund generally invests in all 500 stocks in the S&P 500 in proportion to their weighting in the index.

DREYFUS VARIABLE INVESTMENT FUND (INITIAL SHARES)

   The Dreyfus Variable Investment Fund ("Dreyfus VIF") is a mutual fund with multiple portfolios. The investment adviser for the fund is The Dreyfus Corporation. The following Investment Portfolios are available under the
Contract:

DREYFUS VIF--DISCIPLINED STOCK PORTFOLIO

   The Dreyfus VIF--Disciplined Stock Portfolio seeks investment returns (consisting of capital appreciation and income) that are greater than the total return performance of stocks represented by the Standard & Poor's 500 Composite Stock Price Index. To pursue this goal, the portfolio invests at least 80% of its assets in stocks.

DREYFUS VIF--INTERNATIONAL VALUE PORTFOLIO

   The Dreyfus VIF--International Value Portfolio seeks long-term capital growth. To pursue this goal, the portfolio invests at least 80% of its assets in stocks. The Portfolio

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ordinarily invests most of its assets in foreign issuers which Dreyfus considers to be "value" companies.

FEDERATED INSURANCE SERIES

   Federated Insurance Series is a mutual fund with multiple portfolios. Federated Investment Management Company is the adviser to the Federated High Income Bond Fund II (Primary Shares) and the Federated Capital Income Fund II. Federated Global Investment Management Corp. is the adviser to the Federated International Equity Fund II. The following Investment Portfolios are available under the Contract:

FEDERATED CAPITAL INCOME FUND II

   The Federated Capital Income Fund II seeks high current income and moderate capital appreciation. The Fund pursues its investment objective by investing primarily in equity fixed income securities that have higher relative income potential.

FEDERATED HIGH INCOME BOND FUND II (PRIMARY SHARES)

   The Federated High Income Bond Fund II's (Primary Shares) seeks high current income by investing primarily in a professionally managed, diversified portfolio of high yield, lower rated corporate bonds (also known as "junk bonds").

FEDERATED INTERNATIONAL EQUITY FUND II

   The Federated International Equity Fund II seeks to obtain a total return on its assets. The Fund's total return will consist of two components: (1) changes in the market value of its portfolio securities (both realized and unrealized appreciation); and (2) income received from its portfolio securities.

JANUS ASPEN SERIES

   Janus Aspen Series is a mutual fund with multiple portfolios. Janus Capital Management LLC is the investment adviser to the fund. The following Investment Portfolios are available under your Contract:

JANUS ASPEN LARGE CAP GROWTH PORTFOLIO (INSTITUTIONAL SHARES) (FORMERLY KNOWN AS JANUS ASPEN GROWTH PORTFOLIO)

   The Janus Aspen Large Cap Growth Portfolio seeks long-term growth of capital in a manner consistent with the preservation of capital. It has a non-fundamental policy to invest under normal circumstances, at least 80% of its net assets in large-sized companies. Large-sized companies are those whose market capitalization falls within the range of companies in the Russell 1000(R) Index, at the time of purchase.

JANUS ASPEN MID CAP GROWTH PORTFOLIO (INSTITUTIONAL SHARES)

   The Janus Aspen Mid Cap Growth Portfolio seeks long-term growth of capital. It pursues its objective by investing, under normal circumstances, at least 80% of its net assets in equity securities of mid-sized companies whose market capitalization falls, at the time of initial purchase, in the 12-month average of the capitalization range of the Russell Midcap Growth Index.

JANUS ASPEN SERIES GROWTH & INCOME PORTFOLIO (INSTITUTIONAL SHARES)

   The Janus Aspen Series Growth and Income Portfolio seeks long-term capital growth and current income. It pursues its objective by normally emphasizing investments in common stocks. It will normally invest up to 75% of its assets in equity securities selected primarily for their growth potential, and at least 25% of its assets in securities the portfolio manager believes have income potential.

JANUS ASPEN SERIES INTERNATIONAL GROWTH PORTFOLIO (INSTITUTIONAL SHARES)

   The Janus Aspen Series International Growth Portfolio seeks long-term growth of capital. It invests, under normal circumstances, at least 80% of its net assets in securities of issuers from at least five different countries, excluding the United States

JANUS ASPEN WORLDWIDE GROWTH PORTFOLIO (INSTITUTIONAL SHARES)

   The Janus Aspen Worldwide Growth Portfolio seeks long-term growth in capital in a manner consistent with the preservation of capital. It pursues its objective by investing primarily in common stocks of companies of any size through the world.

LAZARD RETIREMENT SERIES, INC.

   Lazard Retirement Series, Inc. is a mutual fund with multiple portfolios. Lazard Asset Management LLC serves as the investment manager of the portfolios. Lazard Asset Management LLC ("Lazard" or "LAM") is a Delaware limited liability company. It is a subsidiary of Lazard Freres & Co. LLC, (LF&Co), a New York limited liability company with one member, Lazard LLC, a Delaware limited liability company. LF&Co. established Lazard Asset Management as its investment management division and registered with the Securities and Exchange Commission as an investment advisor on May 1, 1970. The following Investment Portfolios are available under the Contract:

LAZARD RETIREMENT EMERGING MARKETS PORTFOLIO

   The Portfolio seeks long-term capital appreciation. The Portfolio invests primarily in equity securities, principally common stocks, of non-U.S. companies whose principal activities are located in emerging market countries and that the Investment Manager believes are undervalued based on their earnings, cash flow or asset values. Emerging market countries include all countries represented by the Morgan Stanley Capital International (MSCI) Emerging Market (EM) Index, which currently includes: Argentina, Brazil, Chile, China, Colombia, Czech Republic, Egypt, Hungary, India, Indonesia, Israel, Jordan, Malaysia, Mexico, Morocco, Pakistan, Peru, Philippines, Poland, Russia, South Africa, South Korea, Taiwan, Thailand, Turkey and Venezuela. Under normal circumstances, the Portfolio invests at least 80% of its assets in equity securities of companies whose principal business activities are located in emerging market countries. The allocation of the Portfolio's assets among emerging market countries may shift from time to time based on the Investment Manager's judgment and its analysis of market conditions. However, the Portfolio is likely to focus on companies in Latin America, the Pacific Basin and Eastern Europe.

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LAZARD RETIREMENT EQUITY PORTFOLIO

   The Portfolio seeks long-term capital appreciation. The Portfolio invests primarily in equity securities, principally common stocks, of relatively large U.S. companies with market capitalizations in the range of companies included in the S&P 500(R) Index that the Investment Manager believes are undervalued based on their earnings, cash flow or asset values. Under normal circumstances, the Portfolio invests at least 80% of its assets in equity securities. The Portfolio also may invest up to 15% of its total assets in non-U.S. equity securities that trade in U.S. markets.

LAZARD RETIREMENT INTERNATIONAL EQUITY PORTFOLIO

   The Portfolio seeks long-term capital appreciation. The Portfolio invests primarily in equity securities, principally common stock, of relatively large non-U.S. companies with market capitalizations in the range of companies included the Morgan Stanley Capital International (MSCI(R)) Europe, Australia and Far East (EAFE(R)) Index that the Investment Manager believes are undervalued based on their earnings, cash flow or asset values. IN choosing stocks for the Portfolio, the Investment Manager looks for established companies in economically developed countries. The allocation of the Portfolio's assets among geographic sectors may shift from time to time based on the Investment Manager's judgment. Under normal circumstances, the Portfolio invests at least 80% of its assets in equity securities.

LAZARD RETIREMENT SMALL CAP PORTFOLIO

   The Portfolio seeks long-term capital appreciation. The Portfolio invests primarily in equity securities, principally common stocks, of relatively small U.S. companies that the Investment Manager believes are undervalued based on their earnings, cash flow or asset values. The Investment Manager considers "small cap companies" to be those companies that at the time of initial purchase by the Portfolio, have market capitalizations within the range of companies included in the Russell 2000(R) Index (up to $2.75 billion as of March 31, 2004). Because small cap companies are defined by reference to an index, the market capitalizations of companies in which the Portfolio may invest may vary with market conditions. Under normal circumstances, the Portfolio invests at least 80% of its assets in equity securities of small cap companies. These securities generally have, in the Investment Manager's opinion, one or more of the following characteristics:

   o  The potential to become a larger factor in the company's business sector

   o  Significant debt but high levels of free cash flow

   o A relatively short corporate history with the expectation that the business may grow

   The Portfolio may invest up to 20% of its assets in equity securities of larger U.S. companies.

LORD ABBETT SERIES FUND, INC.

   Lord Abbett Series Fund, Inc. is a mutual fund with multiple portfolios. The fund's investment adviser is Lord, Abbett & Co. LLC ("Lord Abbett"), a Delaware limited liability company, which is registered as an investment adviser with the SEC. The following Investment Portfolios are available under the Contract:

LORD ABBETT SERIES FUND, INC.--AMERICA'S VALUE PORTFOLIO

   The Fund's investment objective is to seek current income and capital appreciation. To pursue this goal, the Fund normally invests in equity securities of companies with market capitalizations greater than $500 million at the time of purchase and fixed income securities of various types. This market capitalization threshold may vary in response to changes in the markets. The Fund generally uses a value approach to identify particular investments for the Fund. The mix of the Fund's investments at any time will depend on our judgments regarding the degree to which we believe specific securities are undervalued (that is, with the highest projected total return/yield potential) and is subject to change. Under normal circumstances, the Fund invests at least 65% of its net assets in equity securities and may invest its remaining assets in equity or fixed income securities. The Fund invests under normal circumstances at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in equity and fixed income securities issued by companies organized in or maintaining their principal place of business in the United States, or whose securities are traded primarily in the United States. The Fund will provide shareholders with at least 60 days' notice of any change in this policy. The Fund may invest up to 20% of its net assets in foreign securities that are primarily traded outside the United States.

LORD ABBETT SERIES FUND, INC.--GROWTH AND INCOME PORTFOLIO

   Seeks long-term growth of capital and income without excessive fluctuations in market value. To pursue this goal, the Portfolio primarily purchases equity securities of LARGE, SEASONED, U.S. and MULTINATIONAL COMPANIES that we believe are undervalued. Under normal circumstances, the Fund will invest at least 80% of its net assets in equity securities of large companies. A large company is defined as a company having a market capitalization at the time of purchase that falls within the market capitalization range of companies in the Russell 1000 Index, a widely used benchmark for large-cap stock performance. As of January 31, 2005, the market capitalization range of the Russell 1000 Index was $471 million to $382 billion. This range varies daily. Equity securities in which the Portfolio may invest may include common stocks, preferred stocks, convertible securities, warrants, and similar instruments. Common stocks, the most familiar type of equity security, represent an ownership interest in a company.

NEUBERGER BERMAN ADVISERS MANAGEMENT

   Neuberger Berman Advisers Management Trust is a mutual fund with multiple portfolios. The fund is managed by Neuberger Berman Management, Inc. The following Investment Portfolios are available under the Contract:

NEUBERGER BERMAN AMT FASCIANO PORTFOLIO (CLASS S)

   The fund seeks long-term capital growth. The portfolio manager also may consider a company's potential for current income prior to selecting it for the fund. To pursue this goal, the fund invests mainly in common stocks of small-capitalization companies, which it defines as those with a total

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market value of no more than $1.5 billion at the time the fund first invests in them.

NEUBERGER BERMAN AMT HIGH INCOME BOND FUND

   The fund's investment objective is to seek high total returns consistent with capital preservation. To pursue this goal, the fund normally invests primarily in a diversified portfolio of intermediate-term, high-yield corporate bonds of
U. S. issuers (including those sometimes known as "junk bonds") with maturities of 10 years or less rated at the time of investment "Baa1" to "B3" by Moody's Investors Service, Inc. ("Moodys"), or "BBB+" to "B-" by Standard & Poor's ("S&P"), or unrated bonds deemed by Neuberger Berman Management Inc. to be of comparable quality.

NEUBERGER BERMAN AMT LIMITED MATURITY BOND PORTFOLIO

   The Limited Maturity Bond Portfolio seeks the highest available current income consistent with liquidity and low risk to principal; total return is a secondary goal.

NEUBERGER BERMAN AMT MIDCAP GROWTH PORTFOLIO

   The Neuberger Berman AMT Midcap Growth Portfolio seeks growth of capital. To pursue this goal, the portfolio invests mainly in common stocks of mid-capitalization companies.

NEUBERGER BERMAN AMT PARTNERS PORTFOLIO

   The Neuberger Berman AMT Partners Portfolio seeks growth of capital. The managers look for well-managed companies whose stock prices are believed to be undervalued.

NEUBERGER BERMAN AMT REGENCY PORTFOLIO

   The fund seeks growth of capital. To pursue this goal, the fund invests mainly in common stocks of mid-capitalization companies.

NEUBERGER BERMAN AMT SOCIALLY RESPONSIVE PORTFOLIO

   Seeks long-term growth of capital. Invests in companies that meet the fund's financial criteria and social policy--mainly in mid- to large-cap companies.

PIMCO VARIABLE INSURANCE TRUST

   The PIMCO Variable Insurance Trust is a mutual fund with multiple portfolios. Pacific Investment Management Company LLC ("PIMCO") serves as investment adviser and the administrator for the Portfolios. The following Investment Portfolios are available under the Contract:

PIMCO VIT MONEY MARKET PORTFOLIO

   Seeks maximum current income, consistent with preservation of capital and daily liquidity. Invests at least 95% of assets in a diversified portfolio of money market securities that are in the highest rating category for short-term obligations.

PIMCO VIT REAL RETURN PORTFOLIO

   The Portfolio seeks maximum real return, consistent with preservation of real capital and prudent investment management. The Portfolio seeks its investment objective by investing under normal circumstances at least 80% of its net assets in inflation-indexed bonds of varying maturities issued by the U.S. and non-U.S. governments, their agencies or government-sponsored enterprises and corporations.

PIMCO VIT SHORT TERM PORTFOLIO

   Seeks maximum current income, consistent with preservation of capital and daily liquidity. Invests in money market instruments and short maturity fixed income securities. The average portfolio duration will normally not exceed one year, but will vary based on PIMCO's forecast for interest rates.

PIMCO VIT TOTAL RETURN PORTFOLIO

   The Portfolio seeks maximum total return, consistent with preservation of capital and prudent investment management. The Portfolio seeks to achieve its investment objective by investing under normal circumstances at least 65% of its total assets in a diversified portfolio of Fixed Income Instruments of varying maturities.

PIONEER VARIABLE CONTRACTS TRUST (CLASS II SHARES)

   Pioneer Variable Contracts Trust is an open-ended management investment company consisting of distinct investment portfolios. Pioneer Investment Management, Inc. (Pioneer) is the investment adviser to each portfolio.

PIONEER EQUITY INCOME VCT PORTFOLIO

   The Pioneer Equity Income VCT Portfolio seeks current income and long-term growth of capital from a portfolio consisting primarily of income producing equity securities of U.S. corporations.

PIONEER EUROPE VCT PORTFOLIO

   The Pioneer Europe VCT Portfolio seeks long-term growth of capital. The portfolio invests primarily in equity securities of European issuers.

PIONEER FUND VCT PORTFOLIO

  The Pioneer Fund VCT Portfolio seeks reasonable income and capital growth. The Portfolio invests the major portion of its assets in equity securities, primarily of U.S. issuers.

PIONEER CORE BOND VCT PORTFOLIO (AVAILABLE JUNE 24, 2005)

   The Pioneer Core Bond VCT Portfolio seeks to provide current income from an investment grade portfolio with due regard to preservation of capital and prudent investment risk. The portfolio invests at least 80% of its assets in debt securities and cash and cash equivalents, certificates of deposit, repurchase agreements maturing in one week of less and bankers' acceptances. (Subject to change, but based on retail)

PIONEER HIGH YIELD VCT PORTFOLIO

   The Pioneer High Yield VCT Portfolio seeks maximum total return through a combination of income and capital appreciation. The portfolio invests at least 80% of assets in below investment grade (high yield) debt securities and preferred stocks.

PIONEER MONEY MARKET VCT PORTFOLIO (CLASS II SHARES ONLY)

   The Pioneer Money Market VCT Portfolio seeks current income consistent with the preservation of capital and providing liquidity

PIONEER MID CAP VALUE VCT PORTFOLIO

   The Pioneer Mid Cap Value VCT Portfolio seeks capital appreciation by investing in a diversified portfolio of securities consisting primarily of common stocks. Normally, the portfolio invests at least 80% of its total assets in equity securities of mid-size companies, that is, companies with market values within the range of market values of companies included in the Russell Mid-Cap Value Index.

POTOMAC INSURANCE TRUST

MANAGED BY RAFFERTY ASSET MANAGEMENT, LLC

POTOMAC DYNAMIC VP HY BOND FUND

   Potomac Dynamic HY Bond Fund is an open-end fund. The Fund's objective is to maximize total return. The fund invests at least 80% of the fund's net assets (plus any borrowing for investment purposes) in high yield debt instruments, commonly referred to as "junk bonds", or derivatives of such instruments. The fund is designed to provide liquidity for active asset alocators.

ROYCE CAPITAL FUND

   Royce Capital Fund is a mutual fund with multiple portfolios. Royce & Associates, LLC is the Funds' investment adviser and is responsible for the management of the Funds' assets. The following Investment Portfolios are available under the Contract:

ROYCE CAPITAL FUND--MICRO-CAP PORTFOLIO

   Royce Capital Fund--Micro-Cap Portfolio's investment goal is long-term growth of capital. Royce invests the Fund's assets primarily in a broadly diversified portfolio of equity securities issued by micro-cap companies.

ROYCE CAPITAL FUND--SMALL-CAP PORTFOLIO

   Royce Capital Fund--Small-Cap Portfolio's primary investment goal is long-term growth of capital. Current income is a secondary goal.

RYDEX VARIABLE TRUST

   Rydex Variable Trust is a mutual fund with multiple portfolios which are managed by Rydex Investments. As of the date of this prospectus, all of the Investment Portfolios permit active trading (other than the Rydex Sector Rotation Fund, CLS AdvisorOne Amerigo Fund, and CLS AdvisorOne Clermont Fund which do not permit active trading.) This list may change at any time without notice. For more information, see the prospectus for these Investment Portfolios. The following Investment Portfolios are available under the
Contract:

RYDEX ARKTOS FUND

   The Arktos Fund seeks to provide investment results that will match the performance of a specific benchmark. The Fund's current benchmark is the inverse of the performance of the Nasdaq 100 Index(R) (the "underlying index"). Unlike a traditional index fund, the Arktos Fund's benchmark is to perform exactly opposite the underlying index.

RYDEX BANKING FUND

   The Banking Fund seeks to provide capital appreciation by investing in companies that are involved in the banking sector, including commercial banks (and their holding companies) and savings and loan institutions ("Banking Companies").

RYDEX BASIC MATERIALS

   The Basic Materials Fund seeks capital appreciation by investing in companies engaged in the mining, manufacture, or sale of basic materials, such as lumber, steel, iron, aluminum, concrete, chemicals and other basic building and manufacturing materials.

RYDEX BIOTECHNOLOGY FUND

   The Biotechnology Fund seeks capital appreciation by investing in companies that are involved in the biotechnology industry, including companies involved in research and development, genetic or other biological engineering, and in the design, manufacture, or sale of related biotechnology products or services.

RYDEX CONSUMER PRODUCTS

   The Consumer Products Fund seeks capital appreciation by investing in companies engaged in manufacturing finished goods and services both domestically and internationally.

RYDEX ELECTRONICS FUND

   The Electronics Fund seeks capital appreciation by investing in companies that are involved in the electronics sector, including semiconductor manufacturers and distributors, and makers and vendors of other electronic components and devices.

RYDEX ENERGY FUND

   The Energy Fund seeks capital appreciation by investing in companies involved in the energy field, including the exploration, production, and development of oil, gas, coal and alternative sources of energy.

RYDEX ENERGY SERVICES FUND

   The Energy Services Fund seeks capital appreciation by investing in companies that are involved in the energy services field, including those that provide services and equipment in the areas of oil, coal, and gas exploration and production.

RYDEX FINANCIAL SERVICES FUND

   The Financial Services Fund seeks capital appreciation by investing in companies that are involved in the financial services sector.

RYDEX HEALTH CARE FUND

   The Health Care Fund seeks capital appreciation by investing in companies that are involved in the health care industry.

RYDEX INTERNET FUND

   The Internet Fund seeks capital appreciation by investing in companies that provide products or services designed for or related to the Internet.

RYDEX INVERSE DYNAMIC DOW 30 FUND

   The Inverse Dynamic Dow 30 Fund seeks to provide investment results that will match the performance of a specific benchmark on a daily basis. The Fund's current benchmark is 200% of the inverse (opposite) performance of the Dow Jones Industrial Average.

RYDEX INVERSE MID-CAP FUND

   The Inverse Mid-Cap Fund seeks to provide investment results that will match the performance of a specific benchmark. The Fund's current benchmark is the inverse of the performance of the S&P MidCap 400 Index (the "underlying index"). Unlike a traditional index fund, the Fund's objective is to perform exactly the opposite of the underlying index.

RYDEX INVERSE SMALL-CAP FUND

   The Inverse Small-Cap Fund seeks to provide investment results that will match the performance of a specific benchmark. The Fund's current benchmark is inverse of the performance of the Russell 2000 Index(R) (the "underlying index"). Unlike a traditional index fund, the Fund's objective is to perform exactly the opposite of the underlying index.

RYDEX JUNO FUND

   The Juno Fund seeks to provide total returns that will inversely correlate to the price movements of a benchmark for U.S. Treasury debt instruments or futures contract on a specified debt instrument. The Fund's current benchmark is the inverse of the Long Treasury Bond.

RYDEX LARGE CAP EUROPE FUND

   The Large-Cap Europe Fund seeks to provide investment results that correlate to a daily price movement of a specific benchmark. The Fund's current benchmark is the Dow Jones STOXX 50 Index(SM). The Fund's investment advisor will attempt to consistently apply leverage to increase the Fund's exposure to 125% of its benchmark.

RYDEX LARGE CAP JAPAN FUND

   The Large-Cap Japan Fund seeks to provide investment results that correlate to a daily price movement of a specific benchmark. The Fund's current benchmark is the Topix 100 Index. The Fund's investment advisor will attempt to consistently apply leverage to increase the Fund's exposure to 125% of its benchmark.

RYDEX LARGE CAP GROWTH FUND

   The Large-Cap Growth Fund seeks to provide investment results that match the performance of a benchmark for large cap growth securities. The Fund's current benchmark is the S&P 500/Barra Growth Index.

RYDEX LARGE CAP VALUE FUND

   The Large-Cap Value Fund seeks to provide investment results that match the performance of a benchmark for large cap value securities. The Fund's current benchmark is the S&P 500/Barra Value Index.

RYDEX LEISURE FUND

   The Leisure Fund seeks capital appreciation by investing in companies engaged in leisure and entertainment businesses.

RYDEX LONG DYNAMIC DOW 30 FUND

   The Long Dynamic Dow 30 Fund seeks to provide investment results that will match the performance of a specific benchmark on a daily basis. The Fund's current benchmark is 200% of the performance of the Dow Jones Industrial Average.

RYDEX MEDIUS FUND

   The Medius Fund seeks to provide investment results that correlate to the performance of a specific benchmark for mid-cap securities. The Fund's current benchmark is the S&P MidCap 400(R) Index. The Fund's investment advisor will attempt to consistently apply leverage to increase the Fund's exposure to 150% of its benchmark.

RYDEX MEKROS FUND

   The Mekros Fund seeks to provide investment results that correlate to the performance of a specific benchmark for small-cap securities. The Fund's current benchmark is the Russell 2000 Index(R). The Fund's investment advisor will attempt to consistently apply leverage to increase the Fund's exposure to 150% of its benchmark.

RYDEX MID-CAP GROWTH FUND

   The Mid-Cap Growth Fund seeks to provide investment results that match the performance of a benchmark for mid cap growth securities. The Fund's current benchmark is the S&P MidCap 400/Barra Growth Index.

RYDEX MID-CAP VALUE FUND

   The Mid-Cap Value Fund seeks to provide investment results that match the performance of a benchmark for mid cap value securities. The Fund's current benchmark is the S&P MidCap 400/Barra Value Index (the "underlying index").

RYDEX NOVA FUND

   The Nova Fund seeks to provide investment results that match the performance of a specific benchmark on a daily basis. The Fund's current benchmark is 150% of the performance of the S&P 500(R) Index (the "underlying index").

RYDEX OTC FUND

   The OTC Fund seeks to provide investment results that correspond to a benchmark for over-the-counter securities. The Fund's current benchmark is the Nasdaq 100 Index(R) (the "underlying index").

RYDEX PRECIOUS METALS FUND

   The Precious Metals Fund seeks to provide capital appreciation by investing in U.S. and foreign companies that are involved in the precious metals sector, including exploration, mining, production and development, and other precious metals-related services.

RYDEX REAL ESTATE FUND

   The Real Estate Fund seeks to provide capital appreciation by investing in companies that are involved in the real estate industry including real estate investment trusts.

RYDEX RETAILING FUND

   The Retailing Fund seeks capital appreciation by investing in companies engaged in merchandising finished goods and services, including department stores, restaurant franchises, mail order operations and other companies involved in selling products to consumers.

RYDEX SECTOR ROTATION FUND

   The Sector Rotation Fund seeks long term capital appreciation. The Fund seeks to respond to the dynamically changing economy by moving its investments among different sectors or industries.

RYDEX SMALL-CAP GROWTH FUND

   The Small-Cap Growth Fund seeks to provide investment results that match the performance of a benchmark for small cap growth securities. The Fund's current benchmark is the

S&P SmallCap 600/Barra Growth Index.

RYDEX SMALL-CAP VALUE FUND

   The Small-Cap Value Fund seeks to provide investment results that match the performance of a benchmark for small cap value securities. The Fund's current benchmark is the S&P SmallCap 600/Barra Value Index.

RYDEX TECHNOLOGY FUND

   The Technology Fund seeks capital appreciation by investing in companies that are involved in the technology sector, including computer software and service companies, semiconductor manufacturers, networking and telecommunications equipment manufacturers, PC hardware and peripherals companies.

RYDEX TELECOMMUNICATIONS FUND

   The Telecommunications Fund seeks capital appreciation by investing in companies engaged in the development, manufacture, or sale of communications services or communications equipment.

RYDEX TITAN 500 FUND

   The Titan 500 Fund seeks to provide investment results that will match the performance of a specific benchmark on a daily basis. The Fund's current benchmark is 200% of the performance of the S&P 500(R) Index.

RYDEX TRANSPORTATION FUND

   The Transportation Fund seeks capital appreciation by investing in companies engaged in providing transportation services or companies engaged in the design, manufacture, distribution, or sale of transportation equipment.

RYDEX URSA FUND

   The Ursa Fund seeks to provide investment results that will inversely correlate to the performance of the S&P 500(R) Index. Unlike a traditional index fund, the Ursa Fund's benchmark is to perform exactly opposite the underlying index.

RYDEX U.S. GOVERNMENT BOND FUND

   The U.S. Government Bond Fund seeks to provide investment results that correspond to a benchmark for U.S. Government securities. The Fund's current benchmark is 120% of the price movement of the Long Treasury Bond.

   RYDEX U.S. GOVERNMENT MONEY MARKET FUND

   The U.S. Government Money Market Fund seeks to provide security of principal, high current income, and liquidity. The U.S. Government Money Market Fund invests primarily in money market instruments issued or guaranteed as to principal and interest by the U.S. Government, its agencies or instrumentalities, and enters into repurchase agreements fully collateralized by U.S. Government securities.

RYDEX UTILITIES FUND

   The Utilities Fund seeks capital appreciation by investing in companies that operate public utilities.

RYDEX VELOCITY 100 FUND

   The Velocity 100 Fund seeks to provide investment results that will match the performance of specific benchmark on a daily basis. The Fund's current benchmark is 200% of the performance of the Nasdaq 100 Index(R).

CLS ADVISORONE AMERIGO FUND

   The Fund seeks capital appreciation and long-term growth of capital without regard to current income. The Fund invests in Underlying Funds that seek capital growth or appreciation by investing in common stock or securities convertible into or exchangeable for common stock (such as convertible preferred stock, convertible debentures or warrants), including the stock of foreign issuers, or in individual securities that may provide capital growth or appreciation.

CLS ADVISORONE CLERMONT FUND

   The objective of the Clermont Fund is a combination of current income and growth of capital. The Fund's principal investment strategies include: Investing in Underlying Funds that seek capital growth or appreciation by investing in common stock or securities convertible into or exchangeable for common stock (such as convertible preferred stock, convertible debentures or warrants), including the stock of foreign issuers, or in individual securities that may provide capital growth or appreciation. Investing at least 20% of its total assets in Underlying Funds that invest in long, medium, or short-term bonds and other fixed income securities of varying qualities in order to maximize the Fund's total return, or in individual securities that may provide current income. Some of the Underlying Funds in which the Fund invests may invest part or all of their assets in securities of foreign issuers or engage in foreign currency transactions with respect to these investments. The Fund may also invest in individual securities of foreign issuers and engage in foreign currency transactions. The Fund may invest up to 80% of its total assets in Underlying Funds that invest in futures contracts and options on futures contracts, or invest directly in futures contracts and options on futures contracts.

SALOMON BROTHERS ASSET MANAGEMENT INC

   Salomon Brothers is located at 399 Park Avenue, New York, New York, and is a subsidiary of Citigroup Inc. Salomon Brothers, together with its affiliates in London, Frankfurt, Tokyo and Hong Kong, provides a broad range of fixed income and equity investment services to individuals and institutional clients throughout the world. As of December 31, 2004, Salomon Brothers had approximately $79.9B in assets under management.

SALOMON BROTHERS VARIABLE AGGRESSIVE GROWTH FUND (Greenwich Street Series
CLASS I)

   The fund seeks capital appreciation. It invests primarily in common stocks of companies that the manager believes are experiencing, or will experience, growth in earnings and/or cash flow that exceeds the average rate of earnings growth of the companies that comprise the S&P 500 Index. The fund may invest in the securities of large, well-known companies that offer prospects of long-term earnings growth. However, a significant portion of the fund's assets may be invested in the securities of small to medium-sized companies because such companies often achieve higher earnings growth rates.

SALOMON BROTHERS VARIABLE ALL CAP FUND (CLASS I)

   The fund seeks capital appreciation through investment in securities which the manager believes have above-average capital appreciation potential. This objective may be changed without shareholder approval. The fund invests primarily in common stocks and common stock equivalents, such as preferred stocks and securities convertible into common stocks, of companies the manager believes are undervalued in the marketplace. While the manager selects investments primarily for their capital appreciation potential, secondary consideration is given to a company's dividend record and the potential for an improved dividend return. The fund generally invests in securities of large well-known companies but may also invest a significant portion of its assets in securities of small to medium-sized companies when the manager believes smaller companies offer more attractive value opportunities. The fund may also invest in non-dividend paying stocks.

SALOMON BROTHERS VARIABLE HIGH YIELD BOND FUND (CLASS I)

   The fund seeks to maximize total return, consistent with the preservation of capital. This objective may be changed without shareholder approval. The fund invests primarily in high yield fixed income securities issued by U.S. and foreign corporations and foreign governments and their agencies and instrumentalities. The fund invests, under normal circumstances, at least 80% of its assets in high yield bonds and related investments. The fund will limit its investments in emerging market governmental issuers to 35% of its assets.

   Credit quality: The fund invests primarily in fixed income securities rated below investment grade by a recognized rating agency or, if unrated, of equivalent quality as determined by the manager. Below investment grade securities are commonly referred to as (a)junk bonds." Maturity: The fund normally maintains an average portfolio maturity of between 6 and 12 years. However, the fund may invest in individual securities of any maturity.

SB GOVERNMENT PORTFOLIO (SALOMON CLASS B SHARES)

   The fund seeks high current return consistent with reservation of capital. Under normal market conditions, the fund invests at least 80% of its net assets in debt securities issued or guaranteed by the U.S. government, its agencies or instrumentalities and related investments. These securities include U.S. Treasury securities, and mortgage-related and asset-backed securities. Some government mortgage-related securities are backed by the full faith and credit of the U.S.

   Treasury, some are supported by the right of the issuer to borrow from the U.S. government and some are backed only by the credit of the issuer itself. The fund also may purchase or sell options on U.S. government securities and enter into interest rate futures contracts and options on these contracts.

SALOMON BROTHERS VARIABLE LARGE CAP GROWTH FUND (CLASS I)

   The fund seeks long-term growth of capital. This objective may be changed without shareholder approval. The fund invests, under normal circumstances, at least 80% of its assets in equity securities of companies with large market capitalizations and related investments. Large capitalization companies are those with total market capitalizations of $5 billion or more at the time of investment. Equity securities include U.S. exchange traded and over-the-counter common stocks, debt securities convertible into equity securities, and warrants and rights relating to equity securities.

SALOMON BROTHERS VARIABLE STRATEGIC FUND (CLASS I)

   The fund seeks to maximize total return, consistent with the preservation of capital. This objective may be changed without shareholder approval. Invests primarily in a globally diverse portfolio of fixed income securities. The fund invests, under normal circumstances, at least 80% of its assets in fixed income securities and related investments. The manager has broad discretion to allocate the fund's assets among the following segments of the international market for fixed income securities: o U.S. government obligations o Mortgage and asset-backed o Investment and non-investment securities grade U.S. and foreign corporate o Investment and non-investment debt grade sovereign debt, including issuers in emerging markets SALOMON BROTHERS VARIABLE TOTAL RETURN FUND (CLASS
I)

   The fund seeks to obtain above-average income (compared to a portfolio entirely invested in equity securities). The fund's secondary objective is to take advantage of opportunities to achieve growth of capital and income. These objectives may be changed without shareholder approval.

SELIGMAN PORTFOLIOS, INC.

   Seligman Portfolios, Inc. is a mutual fund with multiple portfolios which are managed by J. & W. Seligman & Co. Incorporated. The following Investment Portfolios are available under the Contract:

SELIGMAN COMMUNICATIONS AND INFORMATION PORTFOLIO

   The Seligman Communications and Information Portfolio seeks capital gain. The Portfolio invests at least 80% of its net assets in securities of companies operating in the communications, information and related industries.

SELIGMAN GLOBAL TECHNOLOGY PORTFOLIO

   The Seligman Global Technology Portfolio seeks long-term capital appreciation. The Portfolio generally invests at least 80% of its net assets in equity securities of U.S. and non-U.S. companies with business operations in technology and technology-related industries.

WELLS FARGO ADVANTAGE FUNDS

   The Wells Fargo Advantage Funds is managed by Wells Fargo Funds Management, LLC and is sub advised by Wells Capital Management, Inc. fund. The following Investment Portfolio is available under the Contract:

WELLS FARGO ADVANTAGE OPPORTUNITY FUND (FORMERLY STRONG OPPORTUNITY FUND II)

   The Wells Fargo Advantage Opportunity Fund seeks long-term capital appreciation. We invest in equity securities of medium-capitalization companies that we believe are under-priced yet, have attractive growth prospects. We base the analysis on a comparison between the company's public value, based on market quotations, with its "private market value"--the price an investor would be willing to pay for the entire company given its management strength, financial health and growth potential. We determine a company's private market value based on a fundamental analysis of a company's cash flows, asset valuations, competitive situation, and franchise value.

WELLS FARGO ADVANTAGE DISCOVERY FUND

   The Wells Fargo Advantage Discovery Fund seeks long-term capital appreciation. We invest principally in securities of small- and medium-capitalization companies, which are defined as those with market capitalizations equal to or lower than the company with the largest capitalization in the Russell Midcap(R) Index (which had a range of $631 million to $33.8 billion as of December 31, 2004, and is expected to change frequently). We may invest up to 25% of the Fund's assets in foreign securities through ADRs and similar investments.

THIRD AVENUE VARIABLE SERIES TRUST

   The Third Avenue Variable Series Trust is a mutual fund with one portfolio. Third Avenue Management LLC, is the investment adviser for the Portfolio and is responsible for the management of the Portfolio's investments. The following Investment Portfolio is available under the Contract:

THIRD AVENUE VALUE PORTFOLIO

   The Third Avenue Value Portfolio seeks long-term capital appreciation. The Portfolio seeks to achieve its objective mainly by acquiring common stocks of well-financed companies (meaning companies without significant debt in comparison to their cash resources) at a substantial discount to what the adviser believes is their intrinsic value. The Portfolio also seeks to acquire senior securities, such as preferred stocks and debt instruments (including high yield securities) that the adviser believes are undervalued.

VAN ECK WORLDWIDE INSURANCE TRUST

   Van Eck Worldwide Insurance Trust is a mutual fund with multiple portfolios. Van Eck Associates Corporation serves as investment adviser to the funds. The following Investment Portfolios are available under the Contract:

VAN ECK WORLDWIDE ABSOLUTE RETURN FUND

   The Fund seeks to achieve consistent absolute (positive) returns in various market cycles. The Fund's objective is fundamental and may only be changed with the approval of shareholders.

VAN ECK WORLDWIDE BOND FUND

   The Van Eck Worldwide Bond Fund seeks high total return--income plus capital--appreciation--by investing globally, primarily in a variety of debt securities.

VAN ECK WORLDWIDE EMERGING MARKETS FUND

   The Van Eck Worldwide Emerging Markets Fund seeks long-term capital appreciation by investing primarily in equity securities in emerging markets around the world.

VAN ECK WORLDWIDE HARD ASSETS FUND

   The Van Eck Worldwide Hard Assets Fund seeks long-term capital appreciation by investing primarily in hard asset securities. Income is a secondary consideration.

VAN ECK WORLDWIDE REAL ESTATE FUND

   The Van Eck Worldwide Real Estate Fund seeks to maximize return by investing in equity securities of domestic and foreign companies that own significant real estate assets or that principally are engaged in the real estate industry.

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================================================================================
TABLE OF CONTENTS OF THE STATEMENT OF ADDITIONAL INFORMATION

General Information
  General Information Regarding Jefferson National Life Insurance Company Jefferson National Life Annuity Account C
Certain Federal Income Tax Consequences
Published Ratings
Administration
Annuity Provisions
Distribution
  Reduction or Elimination of the Withdrawal Charge
Financial Statements

--------------------------------------------------------------------------------
                             (cut along dotted line)

If you would like a free copy of the Statement of Additional Information (Form # JNL-MAXIIND-SAI-C-0505) dated May 1, 2005 for this Prospectus, please complete this form, detach, and mail to:

                    Jefferson National Life Insurance Company
                              Administrative Office

                                 P.O. Box 36840
                           Louisville, Kentucky 40233

Please send me a free copy of the Statement of Additional Information for the Jefferson National Life Insurance Annuity Account C (individual annuity) fixed and variable annuity at the following address:

Name:___________________________________________________________________________

Mailing Address:________________________________________________________________


                                   Sincerely,

________________________________________________________________________________
                                   (Signature)

--------------------------------------------------------------------------------
                    JEFFERSON NATIONAL LIFE INSURANCE COMPANY
                                 P.O. BOX 36840
                           LOUISVILLE, KENTUCKY 40233




(C) 2005, Jefferson National Life Insurance Company      JNL-MAXIIND-PROS-C-0505

                       STATEMENT OF ADDITIONAL INFORMATION

           INDIVIDUAL FLEXIBLE PREMIUM DEFERRED FIXED/VARIABLE ANNUITY

                                    ISSUED BY

                    JEFFERSON NATIONAL LIFE INSURANCE COMPANY

                                       AND

                    JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT C

 ADMINISTRATIVE OFFICE: P.O. BOX 36840, LOUISVILLE, KENTUCKY 40233
                       PHONE: (866) 667-0561 (TOLL FREE)

                                   MAY 1, 2005

This Statement of Additional Information is not a prospectus and should be read in conjunction with the current prospectus for Jefferson National Life Annuity Account C (the "Variable Account"), dated May 1, 2005. You may obtain a copy of the current prospectus on Our Website or by writing to us at our Administrative
Office: P.O. Box 36840, Louisville, Kentucky 40233, telephone: (866) 667-0561.

TABLE OF CONTENTS

                                                                            PAGE

GENERAL INFORMATION                                                          B-3
General Information Regarding Jefferson National Life Insurance Company      B-3
Jefferson National Life Annuity Account C                                    B-3

CERTAIN FEDERAL INCOME TAX CONSEQUENCES                                      B-4

PUBLISHED RATINGS                                                            B-7

ADMINSTRATION                                                                B-7

ANNUITY PROVISIONS                                                           B-7

DISTRIBUTION                                                                 B-8
Reduction or Elimination of the Contingent Deferred Sales Charge             B-8

FINANCIAL STATEMENTS                                                         B-9

                               GENERAL INFORMATION

GENERAL INFORMATION REGARDING JEFFERSON NATIONAL LIFE INSURANCE COMPANY:

Jefferson National Life Insurance Company ("Jefferson National", "Company", "we", "our" or "us") is an indirect wholly-owned subsidiary of Inviva, Inc., a Delaware company. We are organized as a Texas stock life insurance company, and are subject to Texas law governing insurance companies. We are licensed to sell insurance products in forty-nine of the fifty states of the United States (all states except New York), and the District of Columbia. Jefferson National's executive offices are at 435 Hudson Street, 2nd Floor, New York, NY 10014. Our principal business office is 9920 Corporate Campus Drive, Suite 1000, Louisville, KY 40223.

Prior to May 1, 2003, Jefferson National was known as Conseco Variable Insurance Company ("CVIC"). On October 23, 2002 CVIC was purchased by Inviva, Inc. from Conseco Life Insurance Company of Texas. Prior to October 7, 1998, CVIC was known as Great American Reserve Insurance Company.

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT C:

Jefferson National Life Annuity Account C, also referred to as the "Variable Account", was established in 1980 by Voyager Life Insurance Company. Prior to May 1, 2003, the Variable Account was known as Conseco Variable Annuity Account C and prior to May 1, 1999 it was know as Great American Reserve Variable Annuity Account C. The Variable Account meets the definition of a "separate account" under the federal securities laws and is registered with the Securities and Exchange Commission (the "SEC") as a unit investment trust under the Investment Company Act of 1940 (Investment Company Act). This registration does not involve supervision of the management of the separate account or the Company by the SEC.

The assets of the Variable Account are the property of the Company. However, the assets of the Variable Account, equal to its reserves and other contract liabilities, are not chargeable with liabilities arising out of any other business the Company may conduct. Income, gains, and losses, whether or not realized, from assets allocated to the Variable Account are credited to or charged against the Variable Account without regard to other income, gains, or losses of the Company.

The Variable Account holds assets of annuities issued by us with values and benefits that vary according to the investment performance of the underlying Investment Portfolios offered as Sub-accounts of the Variable Account. Each Sub-account invests exclusively in an Investment Portfolio. You will find additional information about the Investment Portfolios in their respective prospectuses. We do not guarantee the investment results of any Sub-account. You bear the entire investment risk.

We offer a number of Sub-accounts. Certain Sub-accounts may not be available in all jurisdictions. If and when we obtain approval of the applicable authorities to make such Sub-accounts available, we will notify Owners of the availability of such Sub-accounts.

A brief summary of the investment objectives and policies of each Investment Portfolio is found in the Prospectus. More detailed information about the investment objectives; policies, risks, costs and management of the Investment Portfolios are found in the prospectuses and statements of additional information for the Investment Portfolios. Also included in such information is the investment policy of each Investment Portfolio regarding the acceptable ratings by recognized rating services for bonds and other debt obligations. There can be no guarantee that any Investment Portfolio will meet its investment objectives.

Each underlying Investment Portfolio is registered under the Investment Company Act, as amended, as an open-end management investment company. Each underlying Investment Portfolio thereof may or may not be diversified as defined in the Investment Company Act. The trustees or directors, as applicable, of an underlying Investment Portfolio may add, eliminate or substitute Investment Portfolios from time to time.

EXPENSE GUARANTEE AGREEMENT

At a combined Special Meeting held on December 14, 1992, the Contract Owners and participants in the Variable Account, Great American Reserve Variable Annuity Account Fund ("Annuity Fund") and Great American Reserve Variable Annuity Account D ("Account D") approved an Agreement and Plan of Reorganization and the reorganization (the "Combination") of the Variable Account, Annuity Fund, and Account D. On May 1, 1993, the effective date of the Combination, Variable Account, Annuity Fund and Account D were combined and restructured into a single continuing unit investment trust separate account investing exclusively in shares of the 40/86 Series

Trust (formerly, the Conseco Series Trust), and the Variable Account became the continuing separate account. Also on May 1, 1993, all of the Sub-account assets of the Variable Account, including those of Annuity Fund and Account D, were sold, assigned and transferred to the Equity (formerly, Common Stock), Fixed Income (formerly, Corporate Bond) and Money Market Portfolios of the 40/86 Series Trust. In exchange for such assets, shares of the Equity, Fixed Income and Money Market Portfolios were issued to the Equity Sub-account, Fixed Income Sub-account and Money Market Sub-account of restructured Variable Account, respectively.

The respective interests of Contract Owners and participants immediately after the Combination were equal to their former interests in the Variable Account, Annuity Fund or Account D, as the case may be, immediately before the Combination. Prior to the Combination, Variable Account, Annuity Fund and Account D had been operated by Jefferson National as managed separate accounts investing directly in securities. As a result of the Combination, the Variable Account invests in shares of 40/86 Series Trust. The Variable Account also invests in shares of other Funds.

Pursuant to the Combination Jefferson National issued an endorsement with respect to each existing Contract outstanding immediately prior to the effective time of the Combination guaranteeing that the total of the investment management fees charged against the Equity (formerly, Common Stock), Fixed Income (formerly, Corporate Bond), and Money Market Portfolios of 40/86 Series Trust whose shares are purchased by the Variable Account, plus the mortality and expense risk, administrative and any other charges imposed upon the assets of the corresponding Sub-accounts of the Variable Account, will not exceed an amount that is equal to the total amount of the same charges (1.44%, on an annual basis) that would have been imposed under the Contracts had the Combination not occurred (the "Expense Guarantee Agreement"). Currently, the mortality and expense risk fees for the 40/86 Series Trust's Equity, Fixed Income, and Money Market Sub-accounts are equal to 0.66%, 0.81%, and 0.99%, respectively.

Accordingly, Jefferson National will reimburse the appropriate Sub-accounts of the Variable Account an amount that represents the difference between the investment management fees charged the Variable Account, Annuity Fund or Account D, as applicable, prior to the Combination and the amount of such fees charged to 40/86 Series Trust, plus any other charges in excess of those that would have been incurred if the Combination had not taken place.

The mortality and expense risk and administrative charges will not change, and any other charges imposed on the assets of the Variable Account are not expected to be more than before the Combination. Jefferson National will not, however, assume extraordinary or non-recurring expenses of 40/86 Series Trust, such as legal claims and liabilities, litigation costs and indemnification payments in connection with litigation. Also, the Expense Guarantee Agreement will not apply to any federal income tax if 40/86 Series Trust fails to qualify as a "regulated investment company" under applicable provisions of the Code. The Expense Guarantee Agreement, described above, also applies to Contracts issued after the Combination. Jefferson National, however, may eliminate the Expense Guarantee Agreement with respect to Contracts issued in the future.

                     CERTAIN FEDERAL INCOME TAX CONSEQUENCES

The following summary does not constitute tax advice. It is a general discussion of certain of the expected federal income tax consequences of investment in and distributions with respect to a Contract, based on the Internal Revenue Code of 1986, as amended, proposed and final Treasury regulations thereunder, judicial authority, and current administrative rulings and practice. This summary discusses only certain federal income tax consequences to "United States Persons," and does not discuss state, local, or foreign tax consequences. United States Persons means citizens or residents of the United States, domestic corporations, domestic partnerships and trusts or estates that are subject to United States federal income tax regardless of the source of their income.

TAX STATUS OF THE CONTRACT

The following discussion is based on the assumption that the Contract qualifies as an annuity contract for federal income tax purposes.

DIVERSIFICATION REQUIREMENTS. Section 817(h) of the Code provides that in order for a variable contract which is based on a segregated asset account to qualify as an annuity contract under the Code, the investments made by such account must be "adequately diversified" in accordance with Treasury regulations. The Treasury regulations issued under Section 817(h) (Treas. Reg. Section 1.817-5) apply a diversification requirement to each of the Sub-accounts of the Variable Account. The Variable Account, through the funds and their Investment Portfolios, intends to comply with the diversification requirements of the Treasury.

Section 817(h) applies to variable annuity contracts other than pension plan contracts. The regulations reiterate that the diversification requirements do not apply to pension plan contracts. All of the qualified retirement plans (described below) are defined as pension plan contracts for these purposes. Notwithstanding the exception of qualified contracts from application of the diversification rules, the investment vehicle for Jefferson National's qualified Contracts (i.e., the funds) will be structured to comply with the diversification standards because it serves as the investment vehicle for nonqualified contracts as well as qualified contracts.

OWNER CONTROL. In certain circumstances, owners of variable annuity contracts may be considered the owners, for federal income tax purposes, of the assets of the Variable Account used to support their contracts. In those circumstances, income and gains from the separate account assets would be includable in the variable annuity contract owner's gross income. The IRS has stated in published rulings that a variable contract owner will be considered the owner of Variable Account assets if the contract owner possesses incidents of ownership in those assets, such as the ability to exercise investment control over the assets. The Treasury Department subsequently announced, in connection with the issuance of regulations concerning investment diversification, that those regulations "do not provide guidance concerning the circumstances in which investor control of the investments of a segregated asset account may cause the investor, rather than the insurance company, to be treated as the owner of the assets in the account." This announcement also stated that guidance would be issued by way of regulations or rulings on the "extent to which contract owners may direct their investments to particular Sub-accounts without being treated as owners of underlying assets." The IRS has issued Revenue Ruling 2003-91 in which it ruled that the ability to choose among 20 Sub-accounts and make not more than one transfer per month without charge did not result in the owner of the Contract being treated as the owner of the assets in the Sub-accounts under the investor control doctrine.

The ownership rights under the Contract are similar to, but different in certain respects from, those described by the IRS in rulings in which it was determined that contract owners were not owners of Variable Account assets. Although we do not believe this to be the case, these differences could result in owners being treated as the owners of the assets of the Variable Account. We, therefore, reserve the right to modify the Contracts as necessary to attempt to prevent the owners of the Contracts from being considered the owners of a pro rata share of the assets of the Variable Account.

DISTRIBUTION REQUIREMENTS. The Code also requires that nonqualified contracts contain specific provisions for distribution of contract proceeds upon the death of an owner. In order to be treated as an annuity contract for federal income tax purposes, the Code requires that such contracts provide that if any owner dies on or after the maturity date and before the entire interest in the contract has been distributed, the remaining portion must be distributed at least as rapidly as under the method in effect on such owner's death. If any owner dies before the maturity date, the entire interest in the contract must generally be distributed within five years after such owner's date of death or be applied to provide an immediate annuity under which payments will begin within one year of such owner's death and will be made for the life of the beneficiary or for a period not extending beyond the life expectancy of the beneficiary. However, if such owner's death occurs prior to the maturity date, and such owner's surviving spouse is named beneficiary, then the contract may be continued with the surviving spouse as the new owner. If any owner is not a natural person, then for purposes of these distribution requirements, the primary annuitant shall be treated as an owner and any death or change of such primary annuitant shall be treated as the death of the owner. The Contract contains provisions intended to comply with these requirements of the Code. No regulations interpreting these requirements of the Code have yet been issued and thus no assurance can be given that the provisions contained in the Contracts satisfy all such Code requirements. The provisions contained in the Contracts will be reviewed and modified if necessary to maintain their compliance with the Code requirements when clarified by regulation or otherwise.

WITHHOLDING. The portion of any distribution under a Contract that is includable in gross income will be subject to federal income tax withholding unless the recipient of such distribution elects not to have federal income tax withheld and properly notifies us. For certain qualified Contracts, certain distributions are subject to mandatory withholding. The withholding rate varies according to the type of distribution and the owner's tax status. For qualified Contracts, "eligible rollover distributions" from section 401(a) plans, section 403(a) annuities, section 403(b) tax-sheltered annuities and governmental section 457 deferred compensation plans are subject to a mandatory federal income tax withholding of 20%. An eligible rollover distribution is a distribution from such a plan, except certain distributions such as distributions required by the Code, hardship distributions, certain after-tax contributions, or distributions in a specified annuity form. The 20% withholding does not apply, however, to certain nontaxable distributions if the owner chooses a "direct rollover" from the plan to another tax-qualified plan or IRA.

QUALIFIED CONTRACTS. The qualified Contract is designed for use with several types of tax-qualified retirement plans. The tax rules applicable to participants and beneficiaries in tax-qualified retirement plans vary according to the type of plan and the terms and conditions of the plan. Special favorable tax treatment may be available for certain types of contributions and distributions. Adverse tax consequences may result from contributions in excess of specified limits; distributions prior to age 59 1/2 (subject to certain exceptions); distributions that do not conform to specified commencement and minimum distribution rules; and in other specified circumstances. Some retirement plans are subject to distribution and other requirements that are not incorporated into the Contracts and our Contract administration procedures. Owners, participants and beneficiaries are responsible for determining that contributions, distributions and other transactions with respect to the Contract comply with applicable law.

For qualified plans under sections 401(a), 403(a), 403(b), and 457, the Code requires that distributions generally must commence no later than the later of April 1 of the calendar year following the calendar year in which the owner (or plan participant) (i) reaches age 70 1/2 or (ii) retires, and must be made in a specified form or manner. If the plan participant is a "5 percent owner" (as defined in the Code), distributions generally must begin no later than April 1 of the calendar year in which the owner (or plan participant) reaches age 70 1/2. Each owner is responsible for requesting distributions under the Contract that satisfy applicable tax rules.

We make no attempt to provide more than general information about use of the Contract with the various types of retirement plans. Purchasers of Contracts for use with any retirement plan should consult their legal counsel and tax advisor regarding the suitability of the Contract.

INDIVIDUAL RETIREMENT ANNUITIES. In order to qualify as a traditional individual retirement annuity ("IRA") under section 408(b) of the Code, a Contract must contain certain provisions: (i) the owner must be the annuitant; (ii) the Contract generally is not transferable by the owner, e.g., the owner may not designate a new owner, designate a contingent owner or assign the Contract as collateral security; (iii) subject to special rules, the total purchase payments for any tax year on behalf of any individual may not exceed $4,000 for 2005 ($4,500 if age 50 or older by the end of 2005), except in the case of a rollover amount or contribution under sections 402(c), 403(a)(4), 403(b)(8) or 408(d)(3) of the Code; (iv) annuity payments or partial withdrawals must begin no later than April 1 of the calendar year following the calendar year in which the annuitant attains age 70 1/2 and must be made in a specified form and manner;
(v) an annuity payment option with a period certain that will guarantee annuity payments beyond the life expectancy of the annuitant and the beneficiary may not be selected; (vi) certain payments of death benefits must be made in the event the annuitant dies prior to the distribution of the annuity value; and (vii) the entire interest of the owner is non-forfeitable. Contracts intended to qualify as traditional IRAs under section 408(b) of the Code contain such provisions. Amounts in the IRA (other than nondeductible contributions) are taxed when distributed from the IRA. Distributions prior to age 59 1/2 (unless certain exceptions apply) are subject to a 10% penalty tax.

ROTH INDIVIDUAL RETIREMENT ANNUITIES (ROTH IRA). The Roth IRA, under section 408A of the Code, contains many of the same provisions as a traditional IRA. However, there are some differences. First, the contributions are not deductible and must be made in cash or as a rollover or transfer from another Roth IRA or other IRA. A rollover from or conversion of an IRA to a Roth IRA may be subject to tax and other special rules may apply to the rollover or conversion and to distributions attributable thereto. You should consult a tax advisor before combining any converted amounts with any other Roth IRA contributions, including any other conversion amounts from other tax years. The Roth IRA is available to individuals with earned income and whose modified adjusted gross income is under $110,000 for single filers, $160,000 for married filing jointly, and $10,000 for married filing separately. The amount per individual that may be contributed to all IRAs (Roth and traditional) is $4,000 for 2005 ($4,500 if age 50 or older by the end of 2005). Secondly, the distributions are taxed differently. The Roth IRA offers tax-free distributions when made five tax years after the first contribution to any Roth IRA of the individual and made after attaining age 59 1/2, or to pay for qualified first time homebuyer expenses (lifetime maximum of $10,000), or due to death or disability. All other distributions are subject to income tax when made from earnings and may be subject to a premature withdrawal penalty tax unless an exception applies. A 10% penalty tax may apply to amounts attributable to a conversion from an IRA if the amounts are distributed within the five taxable years beginning with the year in which the conversion was made. Unlike the traditional IRA, there are no minimum required distributions during the owner's lifetime; however, required distributions at death are generally the same.

SECTION 403(b) PLANS. Under section 403(b) of the Code, payments made by public school systems and certain tax exempt organizations to purchase Contracts for their employees are excludable from the gross income of the employee, subject to certain limitations. However, such payments may be subject to FICA (Social Security) taxes. In accordance with the requirements of the Code, section 403(b) annuities generally may not permit distribution of (i) elective contributions made in years beginning after December 31, 1988, (ii) earnings on those contributions, and (iii) earnings on amounts attributed to elective contributions held as of the end of the last year beginning before January 1, 1989. Distributions of such amounts will be allowed only upon the death of the employee, on or after attainment of age 59 1/2, severance from employment, disability, or financial hardship, except that income attributable to elective contributions may not be distributed in the case of hardship.

CORPORATE PENSION, PROFIT SHARING PLANS AND H.R. 10 PLANS. Sections 401(a) and 403(a) of the Code permit corporate employers to establish various types of retirement plans for employees and self-employed individuals to establish qualified plans for themselves and their employees. Such retirement plans may permit the purchase of the Contracts to accumulate retirement savings. Adverse tax consequences to the plan, the participant or both may result if the Contract is assigned or transferred to any individual as a means to provide benefit payments.

DEFERRED COMPENSATION PLANS. Section 457 of the Code, while not actually providing for a qualified plan (as that term is used in the Code), provides for certain deferred compensation plans with respect to service for state governments, local governments, political subdivisions, agencies, instrumentalities and certain affiliates of such entities, and tax exempt organizations. The Contracts can be used with such plans. Under such plans a participant may specify the form of investment in which his or her participation will be made. For non-governmental section 457 plans, all such investments, however, are owned by the sponsoring employer, and are subject to the claims of the general creditors of the sponsoring employer. Depending on the terms of the particular plan, a non-governmental employer may be entitled to draw on deferred amounts for purposes unrelated to its section 457 plan obligations.

TAXATION OF JEFFERSON NATIONAL

Inviva, Inc. at present is taxed as a life insurance company under Part I of Subchapter L of the Code. The separate account is treated as part of us and, accordingly, will not be taxed separately as a "regulated investment company" under Subchapter M of the Code. We do not expect to incur any federal income tax liability with respect to investment income and net capital gains arising from the activities of the separate account retained as part of the reserves under the Contract. Based on this expectation, it is anticipated that no charges will be made against the separate account for federal income taxes. If, in future years, any federal income taxes are incurred by us with respect to the separate account, We may make charges to the separate account.

                                PUBLISHED RATINGS

We may from time to time publish in advertisements, sales literature and reports to owners, the ratings and other information assigned to the Company by one or more independent rating organizations, such as A.M. Best Company, Standard and Poor's Insurance Rating Services, Moody's Investors Service, Inc. and Fitch Ratings. These ratings are opinions of an operating insurance company's financial strength and capacity to meet its obligations to Contract owners. These ratings do not apply to the separate account, its Sub-accounts, the Investment Portfolios or to their performance.

                                 ADMINISTRATION

Inviva, Inc. performs administrative services for the Contracts. These services include issuance of the Contracts, maintenance of the records concerning the contracts and certain valuation services.

                               ANNUITY PROVISIONS

The Company makes available several annuity options that can include either fixed or variable payments or a combination of both.

VARIABLE ANNUITY PAYOUT

A variable annuity is an annuity with payments which: (1) are not predetermined as to dollar amount; and (2) will vary in amount with the net investment results of the applicable investment portfolio. Annuity payments also depend upon the age of the annuitant and any joint annuitant and the assumed interest factor utilized. The Annuity Table used will depend upon the annuity option chosen. The dollar amount of annuity payments after the first is determined as follows:

1. The dollar amount of the first variable annuity payment is divided by the value of an annuity unit for each investment portfolio as of the annuity date. This sets the number of annuity units for each monthly payment for the applicable investment portfolio.

2. The fixed number of annuity units for each payment in each investment portfolio is multiplied by the annuity unit value for that investment portfolio for the last valuation period of the month preceding the month for which the payment is due. This result is the dollar amount of the payment for each applicable investment portfolio.

The total dollar amount of each variable annuity payment is the sum of all variable annuity payments reduced by the applicable portion of the contract maintenance charge.

The calculation of the first annuity payment is made on the annuity date. The Company assesses the insurance charges during both the accumulation phase and the annuity phase. The deduction of the insurance charges will affect the amount of the first and any subsequent annuity payments. In addition, under certain circumstances, the Company may assess a contingent deferred sales charge and/or the contract maintenance charge on the annuity date, which would affect the amount of the first annuity payment (see "Expenses" and "Annuity Payments" in the prospectus).

ANNUITY UNIT

The annuity unit value at the end of any subsequent valuation period is determined as follows:

1. The net investment factor for the current valuation period is multiplied by the value of the annuity unit for investment portfolio for the immediately preceding valuation period.

2. The result in (1) is then divided by the assumed investment rate factor, which equals 1.00 plus the assumed investment rate for the number of days since the previous valuation period.

The owner can choose either a 5% or a 3% assumed investment rate.

FIXED ANNUITY PAYOUT

A fixed annuity is an annuity with payments which are guaranteed as to dollar amount by the Company and do not vary with the investment experience of the investment portfolios. The dollar amount of each fixed annuity payment is determined in accordance with Annuity Tables contained in the Contract.

                                  DISTRIBUTION

Inviva Securities Corporation, a registered broker-dealer and a member of the National Association of Securities Dealers, Inc. ("Distributor"), acts as the principal underwriter of the Contracts. The Distributor's address is 9920 Corporate Campus Drive, Suite 1000, Louisville, Kentucky 40223. The Distributor is an affiliated person of ours. We offer the Contracts for sale on a continuous basis through the Distributor. No compensation was paid to the Distributor during the last fiscal year.

REDUCTION OR ELIMINATION OF THE CONTINGENT DEFERRED SALES CHARGE

The amount of the Contingent Deferred Sales Charge on the contracts may be reduced or eliminated when sales of the contracts are made to individuals or to a group of individuals in a manner that results in savings of sales expenses. The entitlement to reduction of the Contingent Deferred Sales Charge will be determined by the Company after examination of all the relevant factors such as:

1. The size and type of group to which sales are to be made will be considered. Generally, the sales expenses for a larger group are less than for a smaller group because of the ability to implement large numbers of contracts with fewer sales contacts.

2. The total amount of purchase payments to be received will be considered. Per contract sales expenses are likely to be less on larger purchase payments than on smaller ones.

3. Any prior or existing relationship with the Company will be considered. Per contract sales expenses are likely to be less when there is a prior existing relationship because of the likelihood of implementing the contract with fewer sales contacts.

4. There may be other circumstances, of which the Company is not presently aware, which could result in reduced sales expenses.

If, after consideration of the foregoing factors, the Company determines that there will be a reduction in sales expenses, the Company may provide for a reduction or elimination of the Contingent Deferred Sales Charge.

The Contingent Deferred Sales Charge may be eliminated when the contracts are issued to an officer, director or employee of the Company or any of its affiliates. In no event will any reduction or elimination of the Contingent Deferred Sales Charge be permitted where the reduction or elimination will be unfairly discriminatory to any person.

                              FINANCIAL STATEMENTS

The financial statements of the Company and the Variable Account included in this Statement of Additional Information should be considered only as bearing upon the ability of the Company to meet its obligations under the Contracts.

JEFFERSON NATIONAL LIFE INSURANCE COMPANY

Statutory-Basis Financial Statements

Report of Independent Auditors


Years Ended December 31, 2004 and 2003

                    Jefferson National Life Insurance Company

                      Statutory-Basis Financial Statements

                     Years ended December 31, 2004 and 2003

                                    CONTENTS

Report of Independent Registered Public Accounting Firm .....................  1

Statutory-Basis Balance Sheets ..............................................  2
Statutory-Basis Statements of Operations ....................................  3
Statutory-Basis Statements of Changes in Capital and Surplus ................  4
Statutory-Basis Statements of Cash Flow .....................................  5
Notes to Statutory-Basis Financial Statements ...............................  6

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

Board of Directors of
Jefferson National Life Insurance Company

We have audited the accompanying statutory-basis balance sheets of Jefferson National Life Insurance Company as of December 31, 2004 and 2003, and the related statutory-basis statements of operations, changes in capital and surplus and cash flows for the years then ended. These financial statements are the responsibility of the Company's management. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. We were not engaged to perform an audit of the Company's internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Company's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

As described in Note 2 to the financial statements, the Company presents its financial statements in conformity with accounting practices prescribed or permitted by the Texas Department of Insurance, which practices differ from accounting principles generally accepted in the United States. The variances between such practices and accounting principles generally accepted in the United States and the effects on the accompanying financial statements are described in Note 2.

In our opinion, because of the effects of the matter described in the preceding paragraph, the financial statements referred to above do not present fairly, in conformity with accounting principles generally accepted in the United States, the financial position of Jefferson National Life Insurance Company at December 31, 2004 and 2003, or the results of its operations or its cash flows for the years then ended.

However, in our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of Jefferson National Life Insurance Company at December 31, 2004 and 2003, and the results of its operations and its cash flows for the years then ended in conformity with accounting practices prescribed or permitted by the Texas Department of Insurance.

/s/ Ernst & Young LLP

New York, New York
March 28, 2005

JEFFERSON NATIONAL LIFE INSURANCE COMPANY
STATUTORY-BASIS BALANCE SHEETS
DECEMBER 31, 2004 AND 2003
(DOLLARS IN THOUSANDS, EXCEPT SHARES DATA)
--------------------------------------------------------------------------------

                                                                                  DECEMBER 31,
                                                                            2004               2003
                                                                        ------------       ------------
ASSETS
     Investments and Cash:
        Bonds                                                           $    403,705       $    571,081
        Preferred stocks                                                      25,125              3,345
        Mortgage loans on real estate                                              -             18,222
        Policyholder loans                                                    22,332             22,843
        Short-term investments                                               182,060             13,772
        Cash                                                                     786              7,032
                                                                        ------------       ------------
        Total investments and cash                                           634,008            636,295
     Accrued investment income                                                 5,489              6,657
     Federal income tax recoverable                                                -              5,150
     Deferred taxes                                                            3,403              3,403
     Amounts recoverable on reinsurance ceded                                  1,291                478
     Other admitted assets                                                     4,423              4,969
     Separate account assets                                               1,050,704          1,041,077
                                                                        ------------       ------------
         Total assets                                                   $  1,699,318       $  1,698,029
                                                                        ============       ============
LIABILITIES
     Policy and contract reserves                                            603,646            619,627
     Claim reserves                                                            1,111                642
     Accounts payable and accrued expenses                                     5,471                307
     Due to parent and affiliates                                              2,547              2,523
     Asset valuation reserve                                                   4,045              3,476
     Interest maintenance reserve                                              5,779              1,400
     Transfers from separate accounts                                        (31,170)           (34,535)
     Federal income tax payable                                                  115                  -
     Other liabilities                                                         5,249              7,987
     Separate account liabilities                                          1,050,704          1,041,077
                                                                        ------------       ------------
         Total liabilities                                                 1,647,497          1,642,504
                                                                        ------------       ------------
CAPITAL AND SURPLUS:
     Common stock, $4.80 par value, 1,065,000 shares
       authorized, 1,043,565 shares issued and outstanding                     5,009              5,009
     Paid in surplus                                                           8,991              8,991
                                                                        ------------       ------------
         Total capital                                                        14,000             14,000
     Unassigned surplus                                                       21,560             16,167
     Special surplus funds                                                    16,261             25,358
                                                                        ------------       ------------
         Total capital and surplus                                            51,821             55,525
                                                                        ------------       ------------
         Total liabilities and capital and surplus                      $  1,699,318       $  1,698,029
                                                                        ============       ============

         SEE ACCOMPANYING NOTES TO STATUTORY-BASIS FINANCIAL STATEMENTS.

JEFFERSON NATIONAL LIFE INSURANCE COMPANY
STATUTORY-BASIS STATEMENTS OF OPERATIONS
DECEMBER 31, 2004 AND 2003
(DOLLARS IN THOUSANDS)
--------------------------------------------------------------------------------

                                                                           YEARS ENDED DECEMBER  31,
                                                                            2004               2003
                                                                        ------------       ------------
REVENUES
       Premium, annuity and other considerations                        $     92,457       $    135,778
       Net investment income                                                  32,775             38,886
       Reserve adjustment on reinsurance ceded                                     -             (1,582)
       Commission and expense allowances on reinsurance ceded                 16,989             31,338
       Amortization of the interest maintenance reserve                        1,893              1,813
       Fee income                                                              4,761              8,085
       Other revenues                                                         14,935             16,033
                                                                        ------------       ------------
          Total revenues                                                     163,810            230,351
                                                                        ------------       ------------
BENEFITS AND EXPENSES
       Death and disability benefits                                              96                  -
       Annuity and surrender benefits                                        203,516            525,595
       Decrease in policy and contract reserves                              (11,800)           (71,212)
       Other benefits                                                          4,417              9,704
       Commissions                                                             9,191             11,265
       General and administrative expenses                                    26,652             30,533
       Taxes, licenses and fees                                                1,104              3,049
       Net transfers from separate accounts                                  (79,254)          (294,157)
       Other expenses                                                            666              3,505
                                                                        ------------       ------------
          Total benefits and expenses                                        154,588            218,282
                                                                        ------------       ------------
       Gain from operations before federal income taxes and net
          realized capital gains (losses)                                      9,222             12,069
       Federal income tax expense                                              5,805              2,106
                                                                        ------------       ------------
       Gain from operations before net realized capital gains
          (losses)                                                             3,417              9,963
       Net realized capital gains (losses), transfers to IMR                   2,809               (609)
                                                                        ------------       ------------
         Net income                                                     $      6,226       $      9,354
                                                                        ============       ============

         SEE ACCOMPANYING NOTES TO STATUTORY-BASIS FINANCIAL STATEMENTS.

JEFFERSON NATIONAL LIFE INSURANCE COMPANY
STATUTORY-BASIS STATEMENTS OF CHANGES IN CAPITAL AND SURPLUS
DECEMBER 31, 2004 AND 2003
(DOLLARS IN THOUSANDS)
--------------------------------------------------------------------------------

                                                                           YEARS ENDED DECEMBER  31,
                                                                            2004               2003
                                                                        ------------       ------------
CAPITAL AND SURPLUS, BEGINNING OF YEAR                                  $     55,525       $     55,192
    Adjustment to surplus:
     Net income                                                                6,226              9,354
     Change in net unrealized capital gains                                       19              1,499
     Change in deferred income tax                                             3,289               (373)
     Change in non-admitted assets                                            (3,572)               574
     Change in liability for unauthorized reinsurer                                -                 23
     Change in asset valuation reserve                                          (569)            (2,410)
     Paid-in surplus                                                               -              7,500
     Change in surplus as a result of reinsurance, net of tax                 (9,097)           (15,834)
                                                                        ------------       ------------
        Net adjustment to surplus                                             (3,704)               333
                                                                        ------------       ------------
CAPITAL AND SURPLUS, END OF YEAR                                        $     51,821       $     55,525
                                                                        ============       ============

         SEE ACCOMPANYING NOTES TO STATUTORY-BASIS FINANCIAL STATEMENTS.

JEFFERSON NATIONAL LIFE INSURANCE COMPANY
STATUTORY-BASIS STATEMENTS OF CASH FLOW
DECEMBER 31, 2004 AND 2003
(DOLLARS IN THOUSANDS)
--------------------------------------------------------------------------------

                                                                           YEARS ENDED DECEMBER  31,
                                                                            2004               2003
                                                                        ------------       ------------
   CASH FROM OPERATIONS:
     Premiums collected net of reinsurance                              $     92,251       $    135,780
     Net investment income                                                    35,545             45,692
     Miscellaneous income                                                     22,092             53,342
                                                                        ------------       ------------
          Total income received                                              149,888            234,814
                                                                        ------------       ------------
     Benefit and loss related payments                                       207,781            554,215
     Net transfers from separate accounts                                    (82,619)          (299,365)
     Commissions, expenses paid and aggregate write-ins
       for deductions                                                         31,549             50,025
     Federal and foreign income taxes paid (received)                         (4,359)            15,273
                                                                        ------------       ------------
          Total operating expenses paid                                      152,352            320,148
                                                                        ------------       ------------
              Net cash from operations                                        (2,464)           (85,334)
                                                                        ------------       ------------
    CASH FROM INVESTMENTS:
      Proceeds from investments sold, matured or repaid:
       Bonds and stocks                                                      317,509            161,613
       Mortgage loans                                                         18,266              3,558
       Miscellaneous proceeds                                                    198                726
                                                                        ------------       ------------
           Total investment proceeds                                         335,973            165,897

      Cost of investments in bonds and stocks acquired                      (164,461)          (133,167)
        Net decrease in policy loans                                             512                146
                                                                        ------------       ------------
              Net cash from investment                                       172,024             32,876
                                                                        ------------       ------------
   CASH FROM FINANCING AND MISCELLANEOUS SOURCES:
      Net deposit-type contract fund and other liabilities                    (4,179)            (1,783)
      Other cash applied                                                      (3,339)              (502)
                                                                        ------------       ------------
         Net cash from financing and miscellaneous activities                 (7,518)            (2,285)
                                                                        ------------       ------------
    Net change in cash and short-term investments                            162,042            (54,743)
      Cash and short-term investments:
      Beginning of year                                                       20,804             75,547
                                                                        ------------       ------------
      End of year                                                       $    182,846       $     20,804
                                                                        ============       ============

         SEE ACCOMPANYING NOTES TO STATUTORY-BASIS FINANCIAL STATEMENTS

JEFFERSON NATIONAL LIFE INSURANCE COMPANY
NOTES TO STATUTORY-BASIS FINANCIAL STATEMENTS
DECEMBER 31, 2004 AND 2003
(DOLLARS IN THOUSANDS, EXCEPT SHARES DATA)
--------------------------------------------------------------------------------

1. ORGANIZATION

   Jefferson National Life Insurance Company (the "Company" or "JNL"), is a life insurance company founded in 1937 and domiciled in the State of Texas. The Company markets primarily variable annuities and, beginning in 2004, instant-issue term life products through independent agents. The Company is licensed in all states and the District of Columbia except New York. Approximately 26%, 11% and 11% of premiums collected during 2004 were on policies issued in Texas, Florida, and California, respectively. No other state comprised greater than 5% of premiums collected.

   The Company was acquired by JNF Holding Company, Inc ("JNF"), a wholly owned subsidiary of Inviva, Inc. ("Inviva"), a New York based insurance holding company from Conseco Life Insurance Company of Texas ("Conseco Life of Texas"), a life insurance company domiciled in the State of Texas and an indirect wholly-owned subsidiary of Conseco, Inc. ("Conseco"), a publicly-held specialized financial services holding company. As part of the acquisition of JNL by Inviva, Inviva issued 17,500,000 shares of Series D Preferred Stock to Conseco, which have a stated value of $2.00, a coupon of 19% and are convertible into shares of non-voting common stock of JNF. During 2003, Inviva redeemed 8,290,184 of these shares at the stated value of $2.00. As of December 31, 2004, Inviva declared and issued accrued dividends through October 15, 2003 of 983,567 shares, at a stated value of $2.00.

2. BASIS OF PRESENTATION

   The statutory-basis financial statements have been prepared on the basis of accounting practices prescribed or permitted by the Texas Department of Insurance (the "Department"). Insurance companies domiciled in Texas are required to prepare statutory-basis financial statements in accordance with the National Association of Insurance Commissioners' ("NAIC") ACCOUNTING PRACTICES AND PROCEDURES manual ("NAIC SAP"), subject to certain modifications prescribed or permitted by the Department ("Texas SAP"). The Department has the right to permit specific practices that deviate from prescribed practices. The Company has no such practices.

   Financial statements prepared in accordance with Texas SAP vary from financial statements prepared using accounting principles generally accepted in the United States ("GAAP") primarily because on a statutory basis: 1) costs related to acquiring business, principally commissions and certain policy issue expenses, are charged to income in the year incurred, rather than capitalized; 2) life insurance and annuity reserves are based on statutory mortality and interest requirements, without consideration of withdrawals and company experience, whereas on a GAAP basis they are based on anticipated Company experience for lapses, mortality and investment yield; 3) life insurance enterprises are required to establish a formula-based asset valuation reserve ("AVR") by a direct charge to surplus to offset potential investment losses, under GAAP provisions for investments are established as needed through a charge to income; 4) realized gains and losses resulting from changes in interest rates on fixed income investments are deferred in the Interest Maintenance Reserves and amortized into investment income over the remaining life of the investment sold, for GAAP such gains and losses are recognized in income at the time of the sale; 5) bonds are carried principally at amortized cost, but at fair value for GAAP; 6) deferred tax assets non-admitted are limited and differ from the valuation allowance determined under GAAP and changes in deferred income taxes are not reported as component of net income but, rather as a charge to capital and surplus; 7) assets and liabilities are reported net of reinsurance for statutory purposes and gross of reinsurance for GAAP; 8) premiums from interest sensitive and annuity policies are recognized as income; 9) deferred premium amounts are a function of the premium payment assumptions used in calculating the policy reserves, whereas on a GAAP basis, any deferred benefit premium amounts are netted against the liability for future policy benefits; 10) goodwill and other intangibles are not recognized as admitted assets; 11) certain "non-admitted assets" (principally receivables over 90 days, furniture and fixtures, deferred tax assets, unauthorized reinsurance and prepaid expenses) must be excluded from admitted assets under statutory reporting through a charge to capital and surplus.

JEFFERSON NATIONAL LIFE INSURANCE COMPANY
NOTES TO STATUTORY-BASIS FINANCIAL STATEMENTS
DECEMBER 31, 2004 AND 2003
(DOLLARS IN THOUSANDS)
--------------------------------------------------------------------------------

2. BASIS OF PRESENTATION (CONTINUED)

   A reconciliation of net income and capital and surplus of the Company as determined in accordance with statutory accounting practices to amounts determined in accordance with GAAP as of December 31 are as follows:


                                                           NET INCOME                      CAPITAL AND SURPLUS
                                                   --------------------------         -----------------------------
                                                      2004              2003             2004               2003
                                                   ---------         --------         ---------           ---------

      Statutory-basis amounts                      $   6,226         $  9,354         $  51,821           $  55,525
      Add (deduct) adjustments:
       Investments                                    (6,402)          (4,827)           26,128              16,279
       Policy acquisition costs                        3,807              812             5,709               2,198
       Goodwill and other intangibles                 (8,163)          10,503            55,026              72,907
       Nonadmitted assets                                  -                -               369                  98
       Reserves                                        1,061            7,306           (40,564)            (53,234)
       Deferred taxes                                      -                -             1,551               3,488
       Ceding commissions                            (13,997)         (24,361)                -                   -
       Other                                           5,279            4,716              (526)                  -
                                                   ---------         --------         ---------           ---------
      GAAP-basis amounts                           $ (12,189)        $  3,503         $  99,514           $  97,261
                                                   =========         ========         =========           =========

3. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES INVESTMENTS

   BONDS - Bonds not in default are generally stated at amortized cost using the interest method or at fair value based on their NAIC rating. All other bonds are stated at the lower of amortized cost or fair value. Mortgage backed securities and structured securities not in default are stated at amortized cost, net of any other than temporary impairment, or the lower of amortized cost or fair value. Mortgage backed securities are adjusted for changes in prepayment assumptions using the retrospective method. The retrospective method is used to value all securities except for interest only securities or securities where the yield had become negative, these are valued using the prospective method. Prepayment assumptions for loan-backed bonds and structured securities were obtained from the broker at the date of purchase and are updated semi-annual based on market rate. Mortgage-backed and structured securities in default are valued at the lower of amortized cost (net of any other than temporary impairments) or undiscounted estimated future cash flows. Investment market valuations are prescribed by the NAIC. Unrealized gains and losses are recorded directly to unassigned surplus. If it is determined that a decline in fair value is other than temporary, the cost basis is written down and a realized loss is recognized.

   PREFERRED STOCK - Redeemable preferred stocks that have characteristics of debt securities and are rated as higher or high quality (NAIC designation of 1 or 2) are reported at cost or amortized cost. All other redeemable preferred stocks are reported at the lower of cost, amortized cost or fair value. Nonredeemable preferred stocks are reported at fair value or lower of cost or fair value as determined by the Securities Valuation Office of the NAIC ("SVO") and the related net unrealized capital gains/(losses) are reported in unassigned surplus along with any adjustment for federal income taxes. If it is determined that a decline in fair value is other than temporary, the cost of preferred stocks is written down and a realized loss is recognized.

   REALIZED  GAINS AND  LOSSES AND  INTEREST  MAINTENANCE  - Realized  gains and losses (determined using the specific identification basis), net of applicable taxes, arising from changes in interest rates are accumulated in the IMR and are amortized into net investment income over the estimated remaining life of the investment sold. All other realized gains and losses are reported in the statements of operations.

JEFFERSON NATIONAL LIFE INSURANCE COMPANY
NOTES TO STATUTORY-BASIS FINANCIAL STATEMENTS
DECEMBER 31, 2004 AND 2003
(DOLLARS IN THOUSANDS)
--------------------------------------------------------------------------------

3. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

   ASSET VALUATION RESERVE - An AVR applying to the specific risk characteristics of all invested asset categories excluding cash, policy loans and investment income accrued has been established based on a statutory formula. Realized and unrealized gains and losses arising from changes in the creditworthiness of the borrower are included in the appropriate subcomponent of the AVR. Changes in the AVR are applied directly to unassigned surplus.

   INVESTMENT INCOME AND EXPENSES - Net investment income includes interest and dividends received or accrued on investments. Net investment income is reported as earned and is presented net of related investment expenses.

   SPECIAL SURPLUS FUNDS

   Special surplus funds represent the unearned portion of ceding commissions received. Ceding commissions are recognized in income as the profits emerge, net of tax, on the underlying blocks of business.

   POLICY AND CONTRACT RESERVES

   Life, annuity, and accident and health disability benefit reserves are developed by actuarial methods and are determined based on published tables using specified interest rates and valuation methods in accordance with Department regulations.

   LIFE RESERVES

   Reserves for life contracts are primarily mean reserves based on mortality and interest rate assumptions (ranging from 2% to 7%), in accordance with Department regulations.

   Premium deficiency reserves, if any, are recorded when it is probable that the expected future cost on policies will exceed the anticipated future premiums and interest income on those policies.

   The Company waives the deduction of deferred fractional premiums upon the death of insured and returns any portion of the final premium beyond the date of death. Surrender values are not promised in excess of the legally computed reserves.

   ANNUITY RESERVES

   Reserves for contractual funds not yet used for the purchase of annuities are accumulated at various interest rates, which, during 2004 and 2003, averaged 5.9%, and are deemed sufficient to provide for contractual surrender values for these funds. Reserves for life and disability insurance are based on mortality, morbidity and interest rate assumptions in accordance with Department regulations.

   Reserves for annuity contracts in the payout phase are computed on the net single premium method and represent the estimated present value of future retirement benefits. These reserves are based on mortality and interest rate assumptions (ranging from 5.5% to 13.3%), in accordance with Department regulations.

   Reserves for Guaranteed Minimum Death Benefit ("GMDB") provided as benefits on annuity contracts are calculated on a seriatim basis using market declines, recovery rates and interest and mortality discounting as specified in Actuarial Guideline 34.

JEFFERSON NATIONAL LIFE INSURANCE COMPANY
NOTES TO STATUTORY-BASIS FINANCIAL STATEMENTS
DECEMBER 31, 2004 AND 2003
(DOLLARS IN THOUSANDS)
--------------------------------------------------------------------------------

3. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

   Certain of the Company's variable annuity contracts contain a withdrawal provision that provides for a reduction in the GMDB on a dollar-for-dollar basis when a partial withdrawal occurs. At year-end 2002, there was ambiguity as to the proper interpretation of existing actuarial guidance as it relates to the need to consider certain potential scenarios where most or all of the policyholders take the maximum partial withdrawal under these policies while maintaining a substantial GMDB. In response to this issue, an amendment was made to Actuarial Guideline 34 in late 2003 adding a requirement that the appointed actuary perform a standalone asset adequacy analysis of the total reserve for all contracts subject to this guideline. The Company did perform such an analysis as of year-end 2004, and no additional reserves were required as a result of this analysis.

   Transfers from separate accounts represent the difference between the account values held on the separate accounts and the statutory reserves required for these policies using the Commissioner's Valuation Reserve Methodology.

   REINSURANCE

   Reinsurance premiums and benefits paid or provided are accounted for on bases consistent with those used in accounting for the original policies issued and the terms of the reinsurance contracts. A liability for reinsurance balances is provided for unsecured policy reserves ceded to reinsurers not authorized to assume such business. Changes to those amounts are credited or charged directly to unassigned surplus. Policy and contract liabilities ceded to reinsurers have been reported as reductions of the related reserves. Also see
   Note 7.

   FEDERAL INCOME TAX

   The federal income tax provision (benefit) included in the statements of operations is based on taxes paid or anticipated to be paid or refunds expected to be received.

   DEFERRED INCOME TAXES

   Deferred tax assets are limited to 1) the amount of federal income taxes paid in prior years that can be recovered through loss carrybacks for existing temporary differences that reverse by the end of the subsequent calendar year, plus 2) the lesser of the remaining gross deferred tax assets expected to be realized within one year of the balance sheet date or 10% of capital and surplus excluding any net deferred tax assets plus 3) the amount of remaining gross deferred tax assets that can be offset against existing gross deferred tax liabilities. The remaining deferred tax assets are non-admitted. Deferred taxes do not include amounts for state taxes.

   SEPARATE ACCOUNT ASSETS/LIABILITIES

   Investments held in the separate accounts are stated at fair value. Participants' corresponding equity in the separate accounts is reported as a liability in the accompanying statements. Premiums and benefits related to the separate accounts are included in the accompanying statements of operations as net transfers to (from) separate accounts. Investment gains (losses) in the separate accounts are offset by a change to the reserve liabilities in the respective separate accounts.

   PREMIUMS AND ANNUITY CONSIDERATIONS

   Insurance premiums and annuity considerations without mortality risks are recognized as income when due. Annuity considerations with mortality risks are recognized as revenue when received.

JEFFERSON NATIONAL LIFE INSURANCE COMPANY
NOTES TO STATUTORY-BASIS FINANCIAL STATEMENTS
DECEMBER 31, 2004 AND 2003
(DOLLARS IN THOUSANDS)
--------------------------------------------------------------------------------

3. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

   FEE INCOME

   Fee income consists primarily of income from fees associated with investment management, administration and contract guarantees from separate accounts and is recognized as income when charged to the underlying account.

   GENERAL AND ADMINISTRATIVE EXPENSES

   General and administrative expenses are charged to expense as incurred. This includes direct expenses incurred by the Company and expenses allocated by Inviva to the Company.

   ESTIMATES

   The preparation of financial statements in accordance with Texas SAP requires management to make estimates and assumptions that affect the reported amounts in the financial statements and accompanying notes. Actual results could differ from these estimates.

   RECLASSIFICATION

   Certain 2003 amounts included in the accompanying financial statements have been reclassified to conform to the 2004 presentation.

4. INVESTMENTS

   FIXED MATURITIES AND EQUITY SECURITIES

   The amortized cost and NAIC market value of investments in fixed maturity securities (bonds and short-term investments) and preferred stock at December 31, 2004 are as follows:

                                                                                                   NAIC
                                                 AMORTIZED           GROSS UNREALIZED             MARKET
                                                   COST            GAINS          LOSSES          VALUE
                                                 --------------------------------------------------------
   Fixed maturities:
       U.S. treasury                             $   13,292      $    515        $    (26)      $  13,781
       States and political subdivisions             12,775           295             (99)         12,971
       Foreign governments                              636             5               -             641
       Corporate bonds                              435,461        10,101            (898)        444,664
       Mortgage-backed securities:
         U.S. government agencies                    95,372         2,490             (56)         97,806
         Corporate                                   28,229           152             (16)         28,365
                                                 --------------------------------------------------------
       Subtotal fixed maturity securities           585,765        13,558          (1,095)        598,228

       Preferred stock                               25,125           701               -          25,826
                                                 --------------------------------------------------------
       Total                                     $  610,890      $ 14,259        $ (1,095)      $ 624,054
                                                 ========================================================

JEFFERSON NATIONAL LIFE INSURANCE COMPANY
NOTES TO STATUTORY-BASIS FINANCIAL STATEMENTS
DECEMBER 31, 2004 AND 2003
(DOLLARS IN THOUSANDS)
--------------------------------------------------------------------------------

4. INVESTMENTS (CONTINUED)

   The amortized cost and NAIC market value of investments in fixed maturity securities, preferred stock and common stock at December 31, 2003 are as follows:

                                                                                                  NAIC
                                                 AMORTIZED           GROSS UNREALIZED            MARKET
                                                   COST            GAINS          LOSSES         VALUE
                                                 --------------------------------------------------------
   Fixed maturities:
       U.S. treasury                             $   10,773      $    805        $     (3)      $  11,575
       States and political subdivisions             10,277           427             (32)         10,672
       Foreign governments                            5,343           601               -           5,944
       Corporate bonds                              293,451        14,742          (2,181)        306,012
       Mortgage-backed securities:
         U.S. government agencies                   123,659             -               -         123,659
         Corporate                                  141,368             -               -         141,368
                                                 --------------------------------------------------------
       Subtotal fixed maturity securities           584,871        16,575          (2,216)        599,230

       Preferred stock                                3,345           365               -           3,710
                                                 --------------------------------------------------------
       Total                                     $  588,216      $ 16,940        $ (2,216)      $ 602,940
                                                 ========================================================

   As of December 31, 2004 and 2003, the Company had fixed maturity securities with a statement value of $11,758 and $11,794, respectively, on deposit with various state regulatory agencies.

   The amortized cost of fixed maturities at December 31, 2004 and 2003 has been reduced by adjustments of $0 and $18, respectively, to derive the carrying amount of bonds in the balance sheets ($585,765 and $584,853, respectively).

   The statement values and NAIC market values of investments in fixed maturity securities by contractual maturity (except for mortgage-backed securities which are stated at expected maturity) at December 31, 2004 are as follows:

                                                                   NAIC
                                                 AMORTIZED        MARKET
                                                    COST          VALUE
                                                 ----------     ---------
   Due in one year or less                       $  186,210     $ 186,267
   Due after one year through five years            119,799       123,247
   Due after five years through ten years            92,286        96,155
   Due after ten years                               63,869        66,389
   Mortgage-backed securities                       123,601       126,170
                                                 ----------      --------
   Total                                         $  585,765     $ 598,228
                                                 ==========     =========

   Expected maturities may differ from contractual maturities because borrowers may have the right to prepay obligations with or without prepayment penalties.

JEFFERSON NATIONAL LIFE INSURANCE COMPANY
NOTES TO STATUTORY-BASIS FINANCIAL STATEMENTS
DECEMBER 31, 2004 AND 2003
(DOLLARS IN THOUSANDS)
--------------------------------------------------------------------------------

4. INVESTMENTS (CONTINUED)

   Net realized capital gains (losses) consisted of the following:

                                                     2004           2003
                                                   ---------     ---------
   Bonds                                           $   8,485      $   (584)
   Common stocks                                           -            24
   Preferred stock                                       551             -
   Mortgage loans                                         45            (2)
   Cash and short-term investments                         -             2
                                                   ---------     ---------
      Net realized capital gains (losses)              9,081          (560)
   Transfer to IMR, net of tax                        (6,272)          (49)
                                                   ---------     ---------
      Net realized capital gains (losses),
           transfer to IMR                         $   2,809      $   (609)
                                                   =========      ========

   In 2004, net realized capital gains on bonds consisted of $12,248 gross realized gains and $3,763 gross realized losses. In 2003, net realized capital losses on bonds consisted of $4,418 gross realized gains and $5,002 gross realized losses. For the years ended December 31, 2004 and 2003, proceeds from the sales of fixed maturity securities were $309,818 and $161,613, respectively.

   There was no write-down for other-than temporary impaired investment during 2004. In 2003, gross realized losses included $3,303 of write-downs of fixed maturity investments, preferred stocks and other invested assets. These write-downs, which include amounts for securities subsequently sold during the year, were the result of changes in conditions that caused the Company to conclude that a security was other than temporarily impaired.

   At December 31, 2004 and 2003, the Company held unrated or less-than-investment grade corporate bonds of $23,608 and $49,411 respectively, with an aggregate fair value of $24,386 and $48,206, respectively. Those holdings amounted to 4.0% and 8.7% of the Company's investments in bonds at December 31, 2004 and 2003, respectively, and 1.4% and 2.9%, of the Company's total admitted assets at December 31, 2004 and 2003, respectively. The Company performs periodic evaluations of the relative credit standing of the issuers of these bonds.

   INVESTMENT INCOME

   Net investment income for the years ended December 31, 2004 and 2003, including accrual of discount and amortization of premiums, arose from the following sources:

                                                      2004          2003
                                                   ---------     ---------
   Bonds                                           $  30,791     $  36,010
   Preferred stocks                                      624           243
   Mortgage loans on real estate                         377         1,551
   Policy loans                                        1,377         1,684
   Cash and short-term investments                       645           460
   Miscelleaneous investment income                       54            24
                                                   ---------     ---------
     Total gross investment income                    33,868        39,972
   Investment expenses                                (1,093)       (1,086)
                                                   ---------     ---------
   Net investment income                           $  32,775     $  38,886
                                                   =========     =========

   There was no accrued investment income excluded from surplus during 2004 and 2003.

JEFFERSON NATIONAL LIFE INSURANCE COMPANY
NOTES TO STATUTORY-BASIS FINANCIAL STATEMENTS
DECEMBER 31, 2004 AND 2003
(DOLLARS IN THOUSANDS)
--------------------------------------------------------------------------------

4. INVESTMENTS (CONTINUED)

   MORTGAGE LOANS

   On March 26, 2004, the Company sold its credit tenant loans and mortgage loans to Regency Bank for $53,436 at 102.4% premium to face value.

   At December 31, 2003, the mortgage loan balance was comprised primarily of commercial loans. Approximately, 25%, 18% and 17% of the mortgage loan balance was on properties located in Michigan, West Virginia and New York, respectively. The maximum percentage of any one loan to the value of security at the time of the loan, exclusive of insured, guaranteed or purchase money mortgages, was 75%.

   During 2003, the respective minimum and maximum lending rates for mortgage loans were approximately 9% and 10% for residential, 7% and 11% for commercial loans, and 10% for purchase money mortgages. At the issuance of a loan, the percentage of any one loan to value of security, exclusive of insured, guaranteed or purchase money mortgages does not exceed 75%. There were no interest payments that were overdue as of December 31, 2003. During 2003, the Company had no impaired mortgage loans.

   During 2003, no new mortgage loans were issued and no rates were reduced on existing mortgages.

   ANALYSIS OF UNREALIZED LOSSES ON FIXED MATURITY SECURITIES

   The Company has a process in place to identify securities that could potentially have an impairment that is other than temporary. This process involves monitoring market events that could impact issuers' credit ratings, business climate, management changes, litigation and government actions, and other similar factors. This process also involves monitoring late payments, downgrades by rating agencies, key financial ratios, financial statements, revenue forecasts and cash flow projections as indicators of credit issues. At the end of each quarter, our investment advisor reviews all securities where market value is less than eighty percent of amortized cost for three months or more to determine whether impairments need to be taken.

   The Company considers relevant facts and circumstances in evaluating whether the impairment of a security is other than temporary. Relevant facts and circumstances considered include (1) the length of time the fair value has been below cost; (2) the financial position of the issuer, including the current and future impact of any specific events; and (3) the Company's ability and intent to hold the security to maturity or until it recovers in value. To the extent the Company determines that a security is deemed to be other than temporarily impaired, the difference between amortized cost and fair value would be charged to operations.

   There are a number of  significant  risks and  uncertainties  inherent in the process of monitoring impairments and determining if an impairment is other than temporary. These risks and uncertainties include (1) the risk that our assessment of an issuer's ability to meet all of its contractual obligations will change based on changes in the credit characteristics of that issuer,
   (2) the risk that the economic outlook will be worse than expected or have more of an impact on the issuer than anticipated, (3) information, or fraudulent financial statements, could be provided to our investment professionals who determine the fair value estimates and other than temporary impairments, and (4) the risk that new information obtained by us or changes in other facts and circumstances lead us to change our intent to hold the security to maturity or until it recovers in value. Any of these situations could result in a charge to operations in a future period.

JEFFERSON NATIONAL LIFE INSURANCE COMPANY
NOTES TO STATUTORY-BASIS FINANCIAL STATEMENTS
DECEMBER 31, 2004 AND 2003
(DOLLARS IN THOUSANDS)
--------------------------------------------------------------------------------

4. INVESTMENTS (CONTINUED)

   Unrealized losses on fixed maturity securities - by investment age as of December 31, 2004 are as follows:


                                LESS THAN 12 MONTHS        12 MONTHS OR MORE             TOTAL
                               ---------------------     --------------------     --------------------
                                 NAIC                      NAIC                      NAIC
                                MARKET    UNREALIZED      MARKET  UNREALIZED        MARKET  UNREALIZED
                                VALUE       LOSSES         VALUE    LOSSES          VALUE     LOSSES
                               ---------------------     --------------------     --------------------
 Fixed maturities:
  U.S. treasury                $ 1,565      $    (26)    $      -     $     -     $   1,565  $     (26)
  States and political
    subdivisions                      -            -        5,418         (99)        5,418        (99)
  Corporate bonds                29,591         (263)       9,448        (635)       39,039       (898)
  Mortgage-backed
  securities:
    U.S. government
      agencies                    4,405          (38)         237         (18)        4,642        (56)
    Corporate                    10,525          (16)           -           -        10,525        (16)
                               ---------------------     --------------------     --------------------
  Total debt securities        $ 46,086     $   (343)    $ 15,103     $ (752)    $  61,189   $  (1,095)
                               =====================     ====================     ====================


   Unrealized losses on fixed maturity securities - by investment age as of December 31, 2003 are as follows:

                                LESS THAN 12 MONTHS        12 MONTHS OR MORE             TOTAL
                               ---------------------     --------------------     --------------------
                                 NAIC                      NAIC                      NAIC
                                MARKET    UNREALIZED      MARKET  UNREALIZED        MARKET   UNREALIZED
                                VALUE       LOSSES         VALUE    LOSSES          VALUE      LOSSES
                               ---------------------     --------------------     --------------------
 Fixed maturities:

  U.S. treasury                $    553     $     (3)    $      -    $      -     $     553  $      (3)
  States and political
    subdivisions                      -            -        1,475         (32)        1,475        (32)
  Corporate bonds                32,675         (775)       9,951      (1,406)       42,626     (2,181)
                               ---------------------     --------------------     --------------------
  Total debt securities        $ 33,228     $   (778)    $ 11,426    $ (1,438)    $  44,654  $  (2,216)
                               =====================     ====================     ====================

JEFFERSON NATIONAL LIFE INSURANCE COMPANY
NOTES TO STATUTORY-BASIS FINANCIAL STATEMENTS
DECEMBER 31, 2004 AND 2003
(DOLLARS IN THOUSANDS)
--------------------------------------------------------------------------------

5. POLICY AND CLAIM RESERVES

   As of December 31, 2004 and 2003, the Company had $3,323,037 and  $3,527,948,
   respectively of individual and group life insurance in force. On $183,345 and $312,206 of insurance in force as of December 31, 2004 and 2003, respectively, gross premiums were less than the net premiums according to the standard valuation set by the Department. The deficiency reserves to cover such insurance in force totaled $1,093 and $1,000 at December 31, 2004 and 2003, respectively.

   Substantially all of the separate account business of JNL relates to individual variable annuities with non-guaranteed returns. However, JNL also has guaranteed separate accounts that are subject to a market value adjustment with one, three and five year options. The net investment experience of the separate account is credited directly to the policyholder and can be positive or negative.

   GUARANTEED MINIMUM INCOME BENEFIT ("GMIB") - Riders available on certain variable products of the Company provide an annuitization benefit equal to the largest contract value on any contract anniversary less any adjusted (proportional) partial withdrawals.

   GUARANTEED MINIMUM WITHDRAWAL BENEFIT ("GMWB") - Riders available on certain variable products of the Company provide a withdrawal benefit that permits the policyholder to withdraw up to 7% of his premium base annually without incurring a surrender charge, after either a 2-year or 5-year waiting period from issue, and subject to a lifetime maximum of the total premium base.

   GUARANTEED MINIMUM DEATH BENEFIT ("GMDB") - These variable annuities generally provide an incidental death benefit of the greater of account value or premiums paid net of withdrawals. On some policy forms, the Company also provides an incidental death benefit equal to the greater of account value and premiums net of withdrawals accumulated at 5% ("5% roll-up benefit"), the greatest account value on any contract anniversary ("1 year ratchet") and on the account value reset every 7th anniversary ("7 year lookback").

   At December 31, 2004, the Company had the following with guaranteed benefits:

                     SUBJECTED
BENEFIT AND           ACCOUNT                                      REINSURANCE
TYPE OF RISK           VALUE             GROSS RESERVE            RESERVE CREDIT
--------------------------------------------------------------------------------
GMDB               $  951,989              $  26,739                $  17,182
GMIB                    6,731                     43                       39
GMWB                    2,182                      4                        -


At December 31, 2003 the Company had the following with guaranteed benefits:

                     SUBJECTED
BENEFIT AND           ACCOUNT                                      REINSURANCE
TYPE OF RISK           VALUE             GROSS RESERVE            RESERVE CREDIT
--------------------------------------------------------------------------------
GMDB               $  946,294              $  31,890                 $  17,685
GMIB                    3,863                     11                        11

JEFFERSON NATIONAL LIFE INSURANCE COMPANY
NOTES TO STATUTORY-BASIS FINANCIAL STATEMENTS
DECEMBER 31, 2004 AND 2003
(DOLLARS IN THOUSANDS)
--------------------------------------------------------------------------------

5. POLICY AND CLAIM RESERVES (CONTINUED)

   The following table provides information on the GMDB features outstanding at December 31, 2004 and 2003. (Note that the Company's variable contracts with guarantees may offer more than one type of guarantee in each contract; therefore the amounts listed are not mutually exclusive.). The net amount of risk is defined as the current guaranteed minimum death benefit in excess of the current account balance at December 31 are as follows:

                                                                           2004                 2003
                                                                       -----------           ----------
                                                                            IN THE EVENT OF DEATH
                                                                       --------------------------------
Return of net deposit
  Account value                                                        $   425,883           $  401,983
  Net amount at risk                                                        52,185               69,897
  Average attained age of contractholders                                       50                   49
Return of net deposits plus a minimum return
  Account value                                                        $   509,881           $  528,490
  Net amount at risk                                                       244,706              283,687
  Average attained age of contractholders                                       56                   56
  Guaranteed minimum return                                                      5%                   5%
Highest specified anniversary account value minus
  Withdrawals post anniversary
  Account value                                                       $     16,225           $   15,821
  Net amount at risk                                                         2,603                3,313
  Average attained age of contractholders                                       58                   57

   GMIB feature offers the contract holder for annuitization at greater of annual ratchet value and then-current account value. Annuitization is prohibited for the first 7 to 15 contract years, with the exact restriction depending on the annuitant's age at issue. The separate account values are $6,731 and $3,863, respectively, at December 31, 2004 and 2003.

   GMWB features offer the contract holder annual withdrawal of set percentage of net contributions without incurring surrender charge, until the full amount of the net contribution is exhausted. Depending on which rider is purchased, annuitants are restricted from taking such withdrawals for either two or five years. There is a one-time option to step-up the amount of the withdrawal basis.

   Separate account balances attributable to variable annuity contracts with guarantees at December 31, are as follow:

                                                                           2004                 2003
                                                                       -----------           ----------
Asset type
  Domestic equity                                                      $   607,734           $  607,428
  International equity                                                      47,401               34,041
  Bonds                                                                     91,111              105,966
  Balanced bond/equity                                                      40,098               39,645
                                                                       -----------           ----------
  Total                                                                    786,344              787,080
  Money market                                                              60,300               61,084
                                                                       -----------           ----------
  Total                                                                $   846,644           $  848,164
                                                                       ===========           ==========

 Percent of total variable annuity separate account values                    80.6%                81.5%

JEFFERSON NATIONAL LIFE INSURANCE COMPANY
NOTES TO STATUTORY-BASIS FINANCIAL STATEMENTS
DECEMBER 31, 2004 AND 2003
(DOLLARS IN THOUSANDS)
--------------------------------------------------------------------------------

5. POLICY AND CLAIM RESERVES (CONTINUED)

   At December 31, 2004, annuity reserves and deposit fund liabilities that are subject to discretionary withdrawal (with adjustment), subject to discretionary withdrawal (without adjustment), and not subject to discretionary withdrawal provisions are summarized as follows:

                                                                                     2004
                                                                       --------------------------------
                                                                          AMOUNT             % OF TOTAL
                                                                       -----------           ----------
   A. Subject to discretionary withdrawal:
         1.  With market value adjustment                              $ 1,019,092                 63.0%
         2.  At book value less current surrender charge
             of 5% or more                                                 104,983                  6.5%
         3.  At fair value                                                       -                  0.0%
                                                                       -----------           ----------
         4.  Total with adjustment or at fair value                      1,124,075                 69.5%
         5.  At book value without adjustment
             (minimal or no charge or adjustment)                          433,326                 26.8%
    B.  Not subject to discretionary withdrawal                             60,578                  3.7%
                                                                       -----------           ----------
    C.  Total (gross:direct + assumed)                                   1,617,979                100.0%
                                                                       -----------           ----------
    D.  Reinsurance ceded                                                    5,718                    -
                                                                       -----------           ----------
    E.  Total (net)* (C)-(D)                                             1,612,261                100.0%
                                                                       ===========           ==========

 6. FAIR VALUES OF FINANCIAL INSTRUMENTS

   The estimated fair values of financial instruments have been determined by using available market information and the valuation methodologies described below. Considerable judgment is often required in interpreting market data to develop estimates of fair value. Accordingly, the estimates presented herein may not necessarily be indicative of amounts that could be realized in a current market exchange. The use of different assumptions or valuation methodologies may have a material effect on the estimated fair value amounts.

   Amounts related to the Company's financial instruments as of December 31, 2004 are as follows:



                                                  CARRYING
                                                    VALUE             FAIR VALUE
                                                 ----------           ----------
Bonds                                            $  403,705           $  416,168
Preferred stocks                                     25,125               25,826
Cash and short-term investments                     182,846              182,846
Policy loans                                         22,332               22,332

LIABILITIES
Policy and contract reserves                     $  603,646           $  594,584

JEFFERSON NATIONAL LIFE INSURANCE COMPANY
NOTES TO STATUTORY-BASIS FINANCIAL STATEMENTS
DECEMBER 31, 2004 AND 2003
(DOLLARS IN THOUSANDS)
--------------------------------------------------------------------------------

6. FAIR VALUES OF FINANCIAL INSTRUMENTS (CONTINUED)

   Amounts related to the Company's financial instruments as of December 31, 2003 are as follows:

                                                  CARRYING
                                                    VALUE             FAIR VALUE
                                                 ----------           ----------

Bonds                                            $  571,081           $  599,230
Preferred stocks                                      3,345                3,710
Cash and short-term investments                      20,804               20,804
Policy loans                                         22,843               22,843
Mortgage loans on real estate                        18,222               18,265

LIABILITIES
Policy and contract reserves                     $  619,627           $  602,062


   BONDS AND EQUITY SECURITIES - Fair value for bonds is determined by reference to market prices quoted by the NAIC. If quoted market prices are not available, fair value is determined using quoted prices for similar securities. Market value for equity securities is determined by reference to valuations quoted by the NAIC.

   CASH AND SHORT-TERM INVESTMENTS - The carrying value for cash and short-term investments approximates fair values due to the short-term maturities of these instruments.

   POLICY LOANS - The majority of policy loans are issued with variable interest rates which are periodically adjusted based on changes in rates credited to the underlying policies and therefore are considered to be stated at fair value.

   MORTGAGE LOANS ON REAL ESTATE - Estimated fair values were determined by discounting expected cash flows based on interest rates currently being offered for similar loans to borrowers with similar credit ratings. Loans with similar characteristics were aggregated in the calculations.

   POLICY AND CONTRACT RESERVES - Contractual funds not yet used to purchase retirement annuities and other deposit liabilities are stated at their cash surrender value. These contracts are issued with variable interest rates that are periodically adjusted based on changes in underlying economic conditions.

   The fair values of other policyholder liabilities were calculated using the company's cash flow testing projections under the level scenario. In determining fair value of liabilities, benefits and expenses less premiums under the level scenario were discounted at the pre-tax net investment earnings rates implicit in the models.

JEFFERSON NATIONAL LIFE INSURANCE COMPANY
NOTES TO STATUTORY-BASIS FINANCIAL STATEMENTS
DECEMBER 31, 2004 AND 2003
(DOLLARS IN THOUSANDS)
--------------------------------------------------------------------------------

7. REINSURANCE

   In 2002, the Company reinsured 100% of its life and accident and health business to Protective and Washington National Insurance Company ("WNIC"). The total reserves transferred under these agreements were $409,267 and $431,558, respectively, as of year end 2004 and 2003. As part of these transactions, the Company also transferred the related IMR balance and received ceding commissions. The gains on these transactions were recorded as an increase to surplus, as special surplus funds, net of tax. Protective and WNIC provide for full servicing of these policies.

   In the normal course of business, the Company seeks to limit its exposure to loss on any single insured and to recover a portion of benefits paid by ceding business to reinsurers. These reinsurance agreements provide for reinsurance of selected individual life policies and group life and group health contracts. The Company retains the primary obligation to the policyholder for reinsured policies. Failure of reinsurers to honor their obligations could result in losses to the Company; consequently, the Company evaluates the financial condition of its reinsurers in order to minimize its exposure to losses from reinsurer insolvencies.

   The Company has reinsured a majority of the GMDB exposure to several reinsurers. The most significant arrangement cedes approximately $15,509 and $17,459 of its $20,945 and $31,889, respectively, GMDB reserves to Connecticut General Life Insurance Company, a subsidiary of CIGNA Corporation as of year end 2004 and 2003.

   Neither Inviva nor any of its related parties control or are affiliated with, directly or indirectly, any reinsurers with whom the Company conducts business, except for ACE Reinsurance ("ACE"). JNL has a reinsurance agreement with ACE Tempest Life Reinsurance Ltd., whose parent, ACE owns approximately 20% of Inviva, Inc. This agreement was entered into by JNL prior to its acquisition by Inviva. Total ceded reserves under this agreement at December 31, 2004 and 2003 were approximately ($158) and ($175), respectively.

   No policies issued by the Company have been reinsured with a foreign company, which is controlled, either directly or indirectly, by a party not primarily engaged in the business of insurance. At December 31, 2004 and 2003, there is no reinsurance agreement in effect such that the amount of losses paid or accrued exceeds the total direct premium collected.

   Amounts in the financial statements have been reduced for reinsurance ceded on life, annuity and accident and health policies as follows:

                                                      2004               2003
                                                   ----------         ---------
Premiums, annuity and fund deposits                $   42,389         $  50,680
Policyholder benefits                                  44,362            59,201
Change in insurance and annuity reserves              (26,892)          (53,658)
Policy and contract reserves                          463,491           490,383

   In 2004 and 2003, the Company did not enter into any new agreements that reinsure policies or contracts that were in-force or had existing reserves as of the effective date of such agreements.

   There was no liability for unsecured reserves ceded to unauthorized reinsurers during 2004 and 2003. During 2004 and 2003, the Company did not write off any reinsurance balances due and did not report any income or expense as a result of commutation of reinsurance.

JEFFERSON NATIONAL LIFE INSURANCE COMPANY
NOTES TO STATUTORY-BASIS FINANCIAL STATEMENTS
DECEMBER 31, 2004 AND 2003
(DOLLARS IN THOUSANDS)
--------------------------------------------------------------------------------

7. REINSURANCE (CONTINUED)

   The premium, annuity and other consideration amounts included in the Statements of Operations, for the years ended December 31, were comprised of the following (not including considerations for supplementary contracts with life contingencies of $336 and $250 as of December 31, 2004 and 2003, respectively):

                                                     2004              2003
                                                  ----------        ---------
SHORT DURATION CONTRACTS
Direct premiums                                   $   10,351        $  12,763
Reinsurance ceded                                     10,351           12,763
                                                  ----------        ---------
Premiums                                          $        -        $       -
                                                  ==========        =========
LONG DURATION CONTRACTS
Direct premiums                                   $  124,159        $ 173,445
Reinsurance ceded                                     32,038           37,917
                                                  ----------        ---------
Premiums                                          $   92,121        $ 135,528
                                                  ==========        =========

   The  Company  has  no   reinsurance   agreements   which  the  reinsurer  may
   unilaterally cancel the agreement for reasons other than for nonpayment of premium or other similar credits.

8. COMMITMENTS AND CONTINGENCIES

   Various lawsuits against the Company may arise in the ordinary course of the Company's business. Contingent liabilities arising from ordinary course litigation, income taxes and other matters are not expected to be material in relation to the financial position of the Company. The purchase agreement between Inviva and Conseco contained a provision that the Company would be indemnified from Conseco Life of Texas for all cases known as of the acquisition and for certain other matters.

   On August 9,  2004,  the  Company  and  Inviva,  of which the  Company  is an indirect wholly-owned subsidiary, without admitting or denying any wrongdoing, settled an administrative proceeding with the Securities and Exchange Commission ("SEC") regarding disclosure of "market timing" arrangements involving its products. The market timing arrangements were in place when Inviva acquired the Company in October 2002 and were terminated in October 2003. Under the terms of the settlement, a $5,000 pool, $1,500 of which is characterized as a penalty, has been established for distribution to investors who have suffered losses by virtue of the market timing. This pool will be distributed in accordance with a methodology developed by an independent distribution consultant acceptable to the SEC.

   On August 9, 2004, the Company and Inviva submitted a Stipulation of Settlement to the New York Attorney General ("NYAG") based on the same set of facts, again without admitting or denying any wrongdoing. The settlement with NYAG recognizes the payments being made in connection with the SEC settlement and did not require the Company or Inviva to make any additional payments.

JEFFERSON NATIONAL LIFE INSURANCE COMPANY
NOTES TO STATUTORY-BASIS FINANCIAL STATEMENTS
DECEMBER 31, 2004 AND 2003
(DOLLARS IN THOUSANDS)
--------------------------------------------------------------------------------

8. COMMITMENTS AND CONTINGENCIES (CONTINUED)

   The Company has established a liability for guaranty fund assessments on several insolvencies of $400, as of December 31, 2004 and 2003. This represents estimated obligations to state guaranty funds to provide for covered claims and other insurance obligations of insolvent insurers. The period over which the assessments are anticipated to be funded varies by insolvency and is difficult to predict. As of December 31, 2004 and 2003, the Company has estimated probable recoveries through premium tax credits of $398 and $485, respectively. The period over which the credits are realized varies by state but typically range from five to ten years.

9. FEDERAL INCOME TAXES

   Current income taxes incurred for the year ended December 31, consist of the following major components:

                                                     2004             2003
                                                  ----------        ---------
Current income tax expense on operating income    $        -        $    (792)
Prior year over accrual of tax                           906           (5,628)
Ceding commission                                      4,899            8,526
                                                  ----------        ---------
Current income taxes incurred                     $    5,805        $   2,106
                                                  ==========        =========

   As of December 31, 2004, the Company had a balance of $11 in its policyholder surplus account under the provisions of the Internal Revenue Code. The amount could become taxable to the extent that the future shareholder dividends are paid from this account.

   Components of the deferred tax assets ("DTA") and deferred tax liabilities ("DTL") as of December 31, are as follows:

                                                     2004             2003
                                                   ---------        ---------
Gross deferred tax asset                           $  37,369        $  34,027
Gross deferred tax liabilities                             -                7
                                                   ---------        ---------
   Sub-Total                                          37,369           34,020
Nonadmitted deferred tax assets                       33,965           30,617
                                                   ---------        ---------
Net deferred tax asset                                 3,404            3,403
                                                   ---------        ---------
 (Increase) decrease in non-admitted gross
    deferred tax asset                             $  (3,348)       $     390
                                                   =========        =========

JEFFERSON NATIONAL LIFE INSURANCE COMPANY
NOTES TO STATUTORY-BASIS FINANCIAL STATEMENTS
DECEMBER 31, 2004 AND 2003
(DOLLARS IN THOUSANDS)
--------------------------------------------------------------------------------

9. FEDERAL INCOME TAXES (CONTINUED)

   The main components and the change in deferred tax assets and deferred tax liabilities for the year ended December 31, are as follows:


DTAS RESULTING FROM BOOK/TAX DIFFERENCES IN                    2004             2003           CHANGE
-------------------------------------------------           ----------       ----------      ----------
Net operating loss carryforwards                            $    2,477       $    2,355      $      122
Capital loss carryforward                                       12,919           14,401          (1,482)
Insurance reserves                                               4,959            1,536           3,423
Section 807 (f) reserve basis change                            12,199           -               12,199
Proxy DAC                                                        4,469            2,954           1,515
Investments                                                       (257)          11,646         (11,903)
Other                                                              602            1,135            (533)
                                                            ----------       ----------      ----------
  Gross DTAs                                                    37,368           34,027           3,341
                                                            ----------       ----------      ----------
Nonadmitted DTAs                                                33,965           30,617           3,348
                                                            ==========       ==========      ==========


DTLS RESULTING FROM BOOK/TAX DIFFERENCES IN                    2004             2003           CHANGE
-------------------------------------------------           ----------       ----------      ----------
Investment income                                                    -                -               -
Other                                                                -                7              (7)
                                                            ----------       ----------      ----------
  Gross DTLs                                                $        -       $        7      $       (7)
                                                            ==========       ==========      ==========
  Net admitted deferred tax assets                          $    3,403       $    3,403      $        -
                                                            ==========       ==========      ==========

The significant books to tax differences in 2004
   are as follows:
                                                      100%              35%
                                                   ---------         --------
Statutory income before taxes                      $   9,221         $  3,227
Net realized capital gains                             9,037            3,163
                                                   ---------         --------
Total pre-tax statutory income                        18,258            6,390
SEC fines and penalties portion of settlement          1,500              525
Reinsurance ceding commission                        (13,997)          (4,899)
True up/down deferred tax asset                      (13,527)          (4,734)
IMR                                                   (1,893)            (663)
Other                                                     94               33
                                                   ---------         --------
Total adjustments                                    (27,823)          (9,738)
                                                   ---------         --------
Taxable loss from operations                       $  (9,565)        $ (3,348)
                                                   =========         ========
Federal statutory income taxes                                       $      -
Change in net deferred income tax                                      (3,348)
                                                                     --------
Total statutory income tax                                           $ (3,348)
                                                                     ========

   As of December 31, 2004, the Company had operating loss carryforwards of approximately $7,100, which begin to expire in 2018. As of December 31, 2004, the Company had capital loss carryforwards of approximately $36,900, which begin to expire in 2007.

   The Company files a separate life insurance company federal income tax return.

JEFFERSON NATIONAL LIFE INSURANCE COMPANY
NOTES TO STATUTORY-BASIS FINANCIAL STATEMENTS
DECEMBER 31, 2004 AND 2003
(DOLLARS IN THOUSANDS)
--------------------------------------------------------------------------------

10. RELATED PARTY TRANSACTIONS

    The Company has a service agreement with Inviva, Inc, which covers certain general and administrative expenses and taxes, licenses and fees. During 2004 and 2003, operating expenses of $19,119 and $26,491, respectively, were charged to the Company and are reflected in the accompanying statements of operations. The terms of the agreement require that these amounts be charged at least quarterly and settled within 30 days. Included in the 2003 operating expenses that Inviva charged JNL are $13,295 of non-recurring expenses related to the transition of JNL's operations to Inviva.

    Effective May 2003, the Company entered into two servicing agreements with its affiliate, Inviva Securities, Inc. The Paymaster Agreement stipulates that the Company will pay all commissions associated with the issuance of variable contracts through Inviva Securities, Inc. and the Company agrees to reimburse Inviva Securities, Inc. for all variable commissions paid. The Distribution Agreement stipulates that Inviva Securities, Inc. agrees to be the distributor of variable contracts for the Company and the Company agrees that it will reimburse the costs it incurs to distribute these contracts. The total amount reimbursed in 2004 and 2003 under these agreements was $5,821 and $3,304, respectively.

    40/86 Mortgage Advisors (formerly known as Conseco Mortgage Capital, Inc) provided origination and servicing for the Company's mortgage loans, for which expenses totaled $42 and $128 in 2004 and 2003, respectively. This agreement was terminated in March 2004.

    The Company has not made any guarantees or undertakings for the benefit of an affiliate which would result in a material contingent exposure of the Company's or any affiliated insurer's assets or liabilities.

    During 2004 and 2003, the Company did not own any common shares of an upstream intermediate or ultimate parent, either directly or indirectly via a downstream subsidiary, controlled or affiliated company.

    The Company had four types of agreements with Conseco affiliates during 2002. All except the agreement with 40/86 Mortgage advisors were terminated during 2003. Conseco Services, LLC provided certain administrative services to the Company at 110% of direct and directly allocable costs plus a reasonable charge for direct overhead. 40/86 Investment Advisor (formerly known as Conseco Capital Management, Inc and Conseco Securities, Inc.) provided administrative services in connection with the Company's variable products and provided investment accounting services and managed the Company's investments. Expense incurred under these agreements totaled $2,574 in 2003.

JEFFERSON NATIONAL LIFE INSURANCE COMPANY
NOTES TO STATUTORY-BASIS FINANCIAL STATEMENTS
DECEMBER 31, 2004 AND 2003
(DOLLARS IN THOUSANDS)
--------------------------------------------------------------------------------

11. SEPARATE ACCOUNTS

    Separate  account  assets  and  related  policy  liabilities  represent  the segregation of funds deposited by variable annuity policyholders. Policyholders bear the investment performance risk associated with these annuities. Separate account assets are invested at the direction of the policyholders, primarily in mutual funds. Separate account assets are reported at fair value based primarily on quoted market prices.

    Substantially all separate account liabilities are non-guaranteed. However, the Company also has guaranteed separate accounts that are subject to a market value adjustment with one, three and five year options. Information regarding the separate accounts of the Company as of and for the years ended December 31, are as follows:


                                                                  2004                         2003
                                                       -------------------------      ----------------------
                                                        SEPARATE                       SEPARATE
                                                        ACCOUNTS                       ACCOUNTS
                                                          WITH          NON-             WITH        NON-
                                                       GUARANTEES    GUARANTEED       GUARANTEES  GUARANTEED
                                                          NON-        SEPARATE           NON-      SEPARATE
                                                        INDEXED       ACCOUNTS         INDEXED     ACCOUNTS
                                                       -------------------------      ----------------------

Premiums, deposits and other considerations             $      -     $    64,379      $   179    $   120,884
                                                        ========================      ======================
For accounts with assets at:
  Market value                                          $  1,406     $ 1,018,128      $ 1,509    $ 1,005,033
                                                        ========================      ======================
  Reserves for separate accounts by withdrawal
  characteristics:
  Subject to discretionary withdrawal:
    With market value adjustment                        $  1,406     $         -      $ 1,509    $         -
    At market value                                            -       1,014,927            -      1,001,746
                                                       -------------------------      ----------------------
  Subtotal                                                 1,406       1,014,927        1,509      1,001,746
  Not subject to discretionary withdrawal                      -           3,201            -          3,287
                                                       -------------------------      ----------------------
  Total separate account liabilities                    $  1,406     $ 1,018,128      $ 1,509    $ 1,005,033
                                                        ========================      ======================

Amounts transferred to and from non-guaranteed separate accounts in the Statements of Operations of the Separate Accounts and the general account for the years ended December 31, are as follows:

                                                      2004               2003
                                                  ----------         ----------
Transfers to Separate Accounts                    $   64,467         $  118,853
Transfers from Separate Accounts                     143,721            413,010
                                                  ----------         ----------
Net transfers from Separate Accounts                 (79,254)          (294,157)
                                                  ==========         ==========

JEFFERSON NATIONAL LIFE INSURANCE COMPANY
NOTES TO STATUTORY-BASIS FINANCIAL STATEMENTS
DECEMBER 31, 2004 AND 2003
(DOLLARS IN THOUSANDS)
--------------------------------------------------------------------------------

12. EMPLOYEE BENEFITS

    The Company provides certain life insurance and health care benefits for a limited number of currently retired employees who worked for the Company prior to Inviva, Inc's acquisition in 2002. These benefits are generally set at fixed amounts. All retirees in this plan are fully vested. The liability for these plans was $726 and $628 at December 31, 2004 and 2003, respectively, and included in general expenses due and accrued. The expenses for these plans was $98 and ($35) at December 31, 2004 and 2003, respectively.

13. CAPITAL AND SURPLUS

    The maximum amount of dividends which can be paid by State of Texas life insurance companies to shareholders without prior approval of the Commissioner is the greater of statutory net gain from operations before realized capital gains or losses for the preceding year or 10% of statutory surplus as regards policyholders at the end of the preceding year. Statutory net gain from operations before realized capital gains or losses for 2004 was $3,416. Statutory surplus as regards policyholders as of December 31, 2004 was $51,821. The maximum dividend payout which may be made without prior approval in 2004 is $5,182.

    As allowed by the Texas Department of Insurance, effective with the filing of its' 2003 annual statement, the Company has restated its' surplus account balances to reflect an unassigned surplus balance as of December 31, 2002 of $0, a $32,038 increase from the balance filed on its' 2002 audited financial statements. This increase is offset by a corresponding adjustment to paid-in-surplus. The effect of those adjustments does not change total capital and surplus but better reflects the ongoing results of the Company subsequent to its acquisition by Inviva in 2002.

    Life and health insurance companies are subject to certain Risk-Based Capital ("RBC") requirements as specified by the NAIC. Under those requirements, the amount of capital and surplus maintained by a life and health insurance company is to be determined based on the various risk factors related to it. At December 31, 2004 and 2003, respectively, the Company meets its RBC requirements.

14. SUBSEQUENT EVENTS

    The Company entered into a reinsurance agreement effective January 1, 2005, whereby it ceded 30% of its reserves on select variable annuity contracts. The reinsurance on the fixed account portion of these contracts is on a coinsurance basis. The reinsurance on the separate account portion of these contracts is on a modified coinsurance basis. In January 2005, the Company transferred reserves of approximately $54,600, under the coinsurance portion of the contract, to the reinsurer and received a ceding commission of approximately $500.

JEFFERSON NATIONAL LIFE INSURANCE COMPANY





Annual Report
to Contract Owners

December 31, 2004
















                                       Jefferson National Life Annuity Account C

ANNUAL REPORT TO CONTRACT OWNERS
TABLE OF CONTENTS

DECEMBER 31, 2004

================================================================================

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT C                                   PAGE
Statement of Assets and Liabilities as of December 31, 2004 .................  1
Statements of Operations and Changes in Net Assets
   for the Year Ended December 31, 2004 .....................................  6
Statements of Operations and Changes in Net Assets
   for the Year Ended December 31, 2003 ....................................  22
Notes to Financial Statements ..............................................  34
Report of Independent Registered Public Accounting Firm.....................  53

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT C
STATEMENT OF ASSETS AND LIABILITIES



DECEMBER 31, 2004

===============================================================================================================
                                                                         SHARES          COST          VALUE
===============================================================================================================
Assets:
  Investments in portfolio shares, at net asset value (Note 2):
   40|86 Series Trust:
     Balanced Portfolio ...........................................     893,764.789    $11,868,470 $  11,994,324
     Equity Portfolio .............................................   4,854,364.210     81,005,089   119,077,554
     Fixed Income Portfolio .......................................     744,811.674      7,489,418     7,522,599
     Focus 20 Portfolio ...........................................      15,043.378         47,524        48,892
     Government Securities Portfolio ..............................      46,015.280        545,822       533,318
     High Yield Portfolio .........................................      16,736.453        176,214       174,060
     Money Market Portfolio .......................................   2,353,919.281      2,353,920     2,353,920
   AIM Variable Insurance Funds:
     Basic Value Fund .............................................       6,857.532         72,620        80,645
     Core Stock Fund ..............................................       5,288.441         89,949        97,889
     Financial Services Fund ......................................         138.702          1,670         2,027
     Health Sciences Fund .........................................       8,836.792        150,345       167,014
     High Yield Fund ..............................................       5,005.751         31,030        32,287
     Mid Cap Core Equity Fund .....................................         955.435         11,768        12,459
     Real Estate Fund .............................................      32,822.851        505,103       627,901
     Technology Fund ..............................................       4,877.947         57,901        60,584
   The Alger American Fund:
     Growth Portfolio .............................................      43,391.539      1,582,458     1,523,912
     Leveraged AllCap Portfolio ...................................      83,777.279      3,366,781     2,545,990
     MidCap Growth Portfolio ......................................      59,727.772      1,069,026     1,242,338
     Small Capitalization Portfolio ...............................      72,426.728      1,219,610     1,467,363
   Alliance Variable Products Series Fund, Inc.:
     Growth and Income Portfolio ..................................         880.597         19,289        21,205
   American Century Variable Portfolios, Inc:
     Income & Growth Fund .........................................      19,281.543        115,682       141,142
     International Fund ...........................................      48,050.908        294,487       353,174
     Value Fund ...................................................     139,831.502      1,004,466     1,223,526
   The Dreyfus Socially Responsible Growth Fund, Inc. .............     126,368.352      3,464,152     3,180,694
   Dreyfus Stock Index Fund .......................................     405,870.867     12,775,083    12,537,353
   Dreyfus Variable Investment Fund:
     Disciplined Stock Portfolio ..................................       6,748.664        120,053       141,250
     International Value Portfolio ................................      18,308.701        245,068       290,193
   Federated Insurance Series:
     Capital Income Fund II .......................................      39,478.762        297,952       350,180
     High Income Bond Fund II .....................................      42,605.469        319,287       349,364
     International Equity Fund II .................................      11,507.381        124,052       152,128
   Janus Aspen Series:
     Growth Portfolio .............................................     296,159.586      7,470,551     5,943,921
     Growth and Income Portfolio ..................................      38,606.864        484,336       607,673
     International Growth Portfolio ...............................       7,214.797        173,944       196,098
     Mid Cap Growth Portfolio .....................................     249,067.234      9,324,802     6,435,897
     Worldwide Growth Portfolio ...................................     423,268.974     15,746,519    11,335,143
   Lazard Retirement Series, Inc:
     Emerging Markets Portfolio ...................................       2,715.890         32,726        37,778
     Equity Portfolio .............................................       8,407.278         83,045        90,294
     International Equity Portfolio ...............................         325.726          3,762         3,870
     Small Cap Portfolio ..........................................      31,889.780        424,062       538,938
   Lord Abbett Series Fund, Inc:
     America's Value Portfolio ....................................       6,059.434         76,025        83,802
     Growth and Income Portfolio ..................................      48,056.520      1,063,685     1,306,176
   Neuberger Berman Advisers Management Trust:
     Fasciano Portfolio ...........................................       1,110.089         13,884        15,352
     Limited Maturity Bond Portfolio ..............................      10,699.813        143,089       137,170
     Midcap Growth Portfolio ......................................         989.300         15,576        17,639
     Partners Portfolio ...........................................      18,783.523        264,738       344,114
     Regency Portfolio ............................................       6,216.637         81,664        91,944
     Socially Responsive Portfolio ................................         103.256          1,409         1,445
   PIMCO Variable Insurance Trust:
     Money Market Fund ............................................      18,235.320         18,235        18,235
     Real Return Fund .............................................      11,834.863        152,593       152,905
     Short Term Fund ..............................................       2,574.666         26,011        25,952
     Total Return Fund ............................................       7,683.151         81,233        80,752
   Pioneer Variable Contracts Trust:
     Equity Income Portfolio ......................................       6,446.337        108,447       133,310
     Fund Portfolio ...............................................       4,013.522         76,724        82,317

  The accompanying notes are an integral part of these financial statements.

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT C
STATEMENT OF ASSETS AND LIABILITIES - CONTINUED

DECEMBER 31, 2004

===============================================================================================================
                                                                         SHARES          COST          VALUE
===============================================================================================================
Assets:
  Investments in portfolio shares, at net asset value (Note 2):
   Royce Capital Fund:
     Micro-Cap Portfolio ..........................................   35,763.651       $409,883      $411,282
     Small-Cap Portfolio ..........................................   62,310.021        528,142       560,790
   Rydex Variable Trust:
     Banking Fund .................................................        6.180            215           224
     Biotechnology Fund ...........................................      268.810          4,997         5,191
     Consumer Products Fund .......................................      105.808          3,371         3,486
     Energy Fund ..................................................    6,021.773        164,189       178,726
     Energy Services Fund .........................................    1,887.816         38,277        39,361
     Financial Services Fund ......................................       28.537            799           867
     Health Care Fund .............................................      559.996         13,592        14,257
     Juno Fund ....................................................    1,236.181         30,315        27,134
     Large Cap Europe Fund ........................................        2.956             69            66
     Large Cap Growth Fund ........................................      115.616          3,014         2,977
     Large Cap Japan Fund .........................................    1,060.158         27,822        29,441
     Large Cap Value Fund .........................................      309.664          8,124         8,571
     Leisure Fund .................................................       59.386          1,394         1,508
     Medius Fund ..................................................    2,779.875         70,778        73,667
     Mekros Fund ..................................................    8,161.559        245,828       274,636
     Mid-Cap Growth Fund ..........................................      161.329          4,341         4,377
     Nova Fund ....................................................   10,578.376         85,120        87,377
     OTC Fund .....................................................   29,927.165        387,307       430,652
     Precious Metals Fund .........................................    5,895.684         52,782        50,526
     Real Estate Fund .............................................      507.956         18,366        19,313
     Sector Rotation Fund .........................................    1,445.970         14,667        16,137
     Small-Cap Value Fund .........................................      201.239          5,920         5,804
     U.S. Government Bond Fund ....................................      137.060          1,558         1,628
     U.S. Government Money Market Fund ............................  175,194.844        175,195       175,195
     Utilities Fund ...............................................       41.940            652           727
   Salomon Brothers Variable Series Funds Inc.:
     All Cap Fund .................................................      711.635         11,038        11,977
     Large Cap Growth Fund ........................................      907.890          9,689        10,631
     Total Return Fund ............................................    1,484.845         16,181        16,734
   Seligman Portfolios, Inc.:
     Communications and Information Portfolio .....................    9,503.662        112,389       121,266
     Global Technology Portfolio ..................................    7,257.796         73,923        90,432
   Strong Variable Insurance Funds, Inc:
     Mid Cap Growth Fund II .......................................   37,496.305        608,024       613,440
   Strong Opportunity Fund II, Inc . ..............................   51,512.493        919,862     1,156,457
   Third Avenue Variable Series Trust:
     Value Portfolio ..............................................   16,782.770        370,848       415,038
   Van Eck Worldwide Insurance Trust:
     Worldwide Absolute Return Fund ...............................       89.272            890           877
     Worldwide Bond Fund ..........................................   17,318.190        218,552       230,853
     Worldwide Emerging Markets Fund ..............................   18,069.862        230,823       274,842
     Worldwide Hard Assets Fund ...................................   14,237.227        225,417       261,397
     Worldwide Real Estate Fund ...................................   15,703.834        239,191       278,743
   Variable Insurance Funds:
     Choice Market Neutral Fund ...................................      552.966          5,132         4,529
-------------------------------------------------------------------------------------------------------------------
       Total assets ...........................................................................  $201,897,146
===================================================================================================================

The accompanying notes are an integral part of these financial statements.

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT C
STATEMENT OF ASSETS AND LIABILITIES - CONTINUED

DECEMBER 31, 2004


===================================================================================================================

                                                                          UNITS       UNIT VALUE       VALUE
-------------------------------------------------------------------------------------------------------------------
Net assets attributable to:
  Contract owners' deferred annuity reserves:
   40|86 Series Trust:
     Balanced Portfolio ...........................................   3,625,473.503    $  3.260347 $  11,820,302
     Equity Portfolio - Qualified .................................   2,468,736.125      46.281931   114,257,875
     Equity Portfolio - Nonqualified ..............................      70,279.716      36.636079     2,574,773
     Fixed Income Portfolio - Qualified ...........................     914,125.781       7.850857     7,176,671
     Fixed Income Portfolio - Non qualified .......................      36,098.514       7.543284       272,301
     Focus 20 Portfolio ...........................................     157,375.648       0.310669        48,892
     Government Securities Portfolio ..............................     322,706.766       1.652639       533,318
     High Yield Portfolio .........................................     115,198.857       1.510951       174,060
     Money Market Portfolio - Qualified ...........................     731,053.082       3.164765     2,313,611
     Money Market Portfolio - Non qualified .......................       4,226.357       3.164763        13,375
   AIM Variable Insurance Funds:
     Basic Value Fund .............................................      56,761.926       1.420756        80,645
     Core Stock Fund ..............................................      88,877.426       1.101392        97,889
     Financial Services Fund ......................................       1,793.870       1.129992         2,027
     Health Sciences Fund .........................................     161,636.780       1.033270       167,014
     High Yield Fund ..............................................       2,990.428      10.796882        32,287
     Mid Cap Core Equity Fund .....................................       8,909.121       1.398439        12,459
     Real Estate Fund .............................................     316,478.818       1.984023       627,901
     Technology Fund ..............................................     106,479.509       0.568972        60,584
   The Alger American Fund:
     Growth Portfolio .............................................     954,457.900       1.596626     1,523,912
     Leveraged AllCap Portfolio ...................................     826,061.562       2.958310     2,443,746
     MidCap Growth Portfolio ......................................     538,399.763       2.307463     1,242,338
     Small Capitalization Portfolio ...............................   1,088,097.832       1.348558     1,467,363
   Alliance Variable Products Series Fund, Inc.:
     Growth and Income Portfolio ..................................      18,474.912       1.147757        21,205
   American Century Variable Portfolios, Inc:
     Income & Growth Fund .........................................     121,253.916       1.164020       141,142
     International Fund ...........................................     264,336.561       1.336078       353,174
     Value Fund ...................................................     598,220.219       2.045277     1,223,526
   The Dreyfus Socially Responsible Growth Fund, Inc ..............   1,705,116.924       1.846338     3,148,222
   Dreyfus Stock Index Fund .......................................   5,281,900.190       2.346467    12,393,804
   Dreyfus Variable Investment Fund:
     Disciplined Stock Portfolio ..................................     144,993.375       0.974183       141,250
     International Value Portfolio ................................     212,668.035       1.364536       290,193
   Federated Insurance Series:
     Capital Income Fund II .......................................     258,864.536       1.334079       345,346
     High Income Bond Fund II .....................................     206,846.637       1.686763       348,901
     International Equity Fund II .................................      92,190.851       1.650139       152,128
   Janus Aspen Series:
     Growth Portfolio .............................................   2,989,380.057       1.976191     5,907,586
     Growth and Income Portfolio ..................................     445,635.866       1.363609       607,673
     International Growth Portfolio ...............................     114,975.147       1.705570       196,098
     Mid Cap Growth Portfolio .....................................   3,091,725.639       2.071920     6,405,808
     Worldwide Growth Portfolio ...................................   4,822,438.055       2.347001    11,318,267
   Lazard Retirement Series, Inc:
     Emerging Markets Portfolio ...................................       2,977.638      12.687285        37,778
     Equity Portfolio .............................................      78,055.689       1.156793        90,294
     International Equity Portfolio ...............................         341.777      11.322711         3,870
     Small Cap Portfolio ..........................................     340,571.542       1.582453       538,938
   Lord Abbett Series Fund, Inc:
     American's Value Portfolio ...................................      59,337.371       1.412293        83,802
     Growth and Income Portfolio ..................................     902,783.527       1.446832     1,306,176
   Neuberger Berman Advisers Management Trust:
     Fasciano Portfolio ...........................................      11,022.766       1.392778        15,352
     Limited Maturity Bond Portfolio ..............................     105,130.759       1.304755       137,170
     Midcap Growth Portfolio ......................................      20,002.924       0.881805        17,639
     Partners Portfolio ...........................................     222,409.813       1.547208       344,114
     Regency Portfolio ............................................      58,081.000       1.583029        91,944
     Socially Responsive Portfolio ................................         127.554      11.325215         1,445
   PIMCO Variable Insurance Trust:
     Money Market Fund ............................................       1,822.991      10.002971        18,235
     Real Return Fund .............................................     134,482.829       1.136987       152,905
     Short Term Fund ..............................................       2,585.486      10.037741        25,952
     Total Return Fund ............................................      76,696.052       1.052879        80,752

   The accompanying notes are an integral part of these financial statements.

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT C
STATEMENT OF ASSETS AND LIABILITIES - CONTINUED

DECEMBER 31, 2004

===================================================================================================================

                                                                          UNITS       UNIT VALUE       VALUE
-------------------------------------------------------------------------------------------------------------------

  Contract owners' deferred annuity reserves: (continued)
   Pioneer Variable Contracts Trust:
     Equity Income Portfolio ......................................   125,467.110    $  1.062513      $133,310
     Fund Portfolio ...............................................    87,166.760       0.944367        82,317
   Royce Capital Fund:
     Micro-Cap Portfolio ..........................................   246,601.709       1.667798       411,282
     Small-Cap Portfolio ..........................................   324,573.593       1.727776       560,790
   Rydex Variable Trust:
     Banking Fund .................................................        19.287      11.607238           224
     Biotechnology Fund ...........................................       559.649       9.274713         5,191
     Consumer Products Fund .......................................       334.229      10.430846         3,486
     Energy Fund ..................................................    14,736.628      12.128027       178,726
     Energy Services Fund .........................................     3,248.126      12.118094        39,361
     Financial Services Fund ......................................        75.347      11.500331           867
     Health Care Fund .............................................     1,413.553      10.085779        14,257
     Juno Fund ....................................................    31,110.389       0.872194        27,134
     Large Cap Europe Fund ........................................         5.509      12.070319            66
     Large Cap Growth Fund ........................................       283.337      10.507445         2,977
     Large Cap Japan Fund .........................................     2,845.520      10.346323        29,441
     Large Cap Value Fund .........................................       766.192      11.186631         8,571
     Leisure Fund .................................................       130.703      11.537593         1,508
     Medius Fund ..................................................    40,980.837       1.797593        73,667
     Mekros Fund ..................................................   139,697.074       1.965943       274,636
     Mid-Cap Growth Fund ..........................................       395.018      11.079963         4,377
     Nova Fund ....................................................     7,646.979      11.426387        87,377
     OTC Fund .....................................................    30,019.759      14.345602       430,652
     Precious Metals Fund .........................................     4,398.269      11.487675        50,526
     Real Estate Fund .............................................     1,440.367      13.408194        19,313
     Sector Rotation Fund .........................................    11,747.894       1.373594        16,137
     Small-Cap Value Fund .........................................       503.912      11.517391         5,804
     U.S. Government Bond Fund ....................................     1,564.842       1.040544         1,628
     U.S. Government Money Market Fund ............................   178,039.473       0.984021       175,195
     Utilities Fund ...............................................        62.897      11.559763           727
   Salomon Brothers Variable Series Funds Inc.:
     All Cap Fund .................................................     1,116.542      10.726752        11,977
     Large Cap Growth Fund ........................................     1,068.513       9.949728        10,631
     Total Return Fund ............................................     1,575.296      10.622930        16,734
   Seligman Portfolios, Inc.:
     Communications and Information Portfolio .....................   212,289.148       0.571232       121,266
     Global Technology Portfolio ..................................   186,087.559       0.485967        90,432
   Strong Variable Insurance Funds, Inc:
     Mid Cap Growth Fund II .......................................   359,224.805       1.707676       613,440
   Strong Opportunity Fund II, Inc. ...............................   539,704.566       2.142760     1,156,457
   Third Avenue Variable Series Trust:
     Value Portfolio ..............................................   253,721.756       1.635800       415,038
   Van Eck Worldwide Insurance Trust:
     Worldwide Absolute Return Fund ...............................       892.768       0.982463           877
     Worldwide Bond Fund ..........................................   149,603.096       1.543100       230,853
     Worldwide Emerging Markets Fund ..............................   257,252.734       1.068375       274,842
     Worldwide Hard Assets Fund ...................................   156,657.157       1.668594       261,397
     Worldwide Real Estate Fund ...................................   161,770.152       1.723083       278,743
   Variable Insurance Funds:
     Choice Market Neutral Fund ...................................     5,550.366       0.815947         4,529
-------------------------------------------------------------------------------------------------------------------
       Net assets attributable to contract owners' deferred annuity reserves ...................  $199,010,795
===================================================================================================================

   The accompanying notes are an integral part of these financial statements.

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT C
STATEMENT OF ASSETS AND LIABILITIES - CONTINUED

DECEMBER 31, 2004

===================================================================================================================

                                                                                                       VALUE
-------------------------------------------------------------------------------------------------------------------
Net assets attributable to contract owners' deferred annuity reserves ............................  $199,010,795
  Contract owners' annuity payment reserves:
   40|86 Series Trust:
     Balanced Portfolio ..........................................................................       174,022
     Equity Portfolio - Qualified ................................................................     2,244,906
     Fixed Income Portfolio - Qualified ..........................................................        73,511
     Fixed Income Portfolio - Non Qualified ......................................................           116
     Money Market Portfolio - Qualified ..........................................................        12,483
     Money Market Portfolio - Non Qualified ......................................................        14,451
   The Alger American Fund:
     Leveraged AllCap Portfolio ..................................................................       102,244
   The Dreyfus Socially Responsible Growth Fund, Inc .............................................        32,472
   Dreyfus Stock Index Fund ......................................................................       143,549
   Federated Insurance Series:
     Capital Income Fund II ......................................................................         4,834
     High Income Bond Fund II ....................................................................           463
   Janus Aspen Series:
     Growth Portfolio ............................................................................        36,335
     Mid Cap Growth Portfolio ....................................................................        30,089
     Worldwide Growth Portfolio ..................................................................        16,876
-------------------------------------------------------------------------------------------------------------------
       Net assets attributable to contract owners' annuity payment reserves ......................     2,886,351
-------------------------------------------------------------------------------------------------------------------
         Net assets ..............................................................................  $201,897,146
===================================================================================================================

   The accompanying notes are an integral part of these financial statements.

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT C
STATEMENTS OF OPERATIONS

FOR THE YEAR ENDED DECEMBER 31, 2004

====================================================================================================================================
                                                                        40|86 SERIES TRUST
                                    -----------------------------------------------------------------------------------------------
                                                                   FIXED                    GOVERNMENT        HIGH        MONEY
                                     BALANCED       EQUITY         INCOME      FOCUS 20     SECURITIES       YIELD        MARKET
====================================================================================================================================
Investment income:
  Income dividends from
    investments in portfolio
    shares .......................  $   230,971   $   385,455   $   350,619   $        --   $    19,610   $    11,088   $    23,013
------------------------------------------------------------------------------------------------------------------------------------
Expenses:
  Mortality and expense
    risk fees ....................      116,212       464,511        45,449           571         5,783         1,658        25,005
------------------------------------------------------------------------------------------------------------------------------------
    Net investment income
      (expense) ..................      114,759       (79,056)      305,170          (571)       13,827         9,430        (1,992)
Net realized gains (losses)
    on investments in
    portfolio shares:
  Net realized gains (losses)
    on sales of investments
    in portfolio shares ..........     (134,902)    2,784,722        (4,796)        9,182       (10,072)        8,723            --
  Net realized short-term
    capital gain distributions
    from investments in
    portfolio shares .............           --            --            --            --            --         5,358            --
  Net realized long-term
    capital gain distributions
    from investments in
    portfolio shares .............           --       415,993            --            --            --         2,768            --
------------------------------------------------------------------------------------------------------------------------------------
    Net realized gain (loss)
      on investments in
      portfolio shares ...........     (134,902)    3,200,715        (4,796)        9,182       (10,072)       16,849            --
------------------------------------------------------------------------------------------------------------------------------------
Net change in unrealized
  appreciation (depreciation)
  of investments in portfolio
  shares .........................    1,094,800    17,412,707        14,261        (9,550)        6,824       (12,371)           --
------------------------------------------------------------------------------------------------------------------------------------
    Net increase (decrease)
      in net assets from
      operations .................  $ 1,074,657   $20,534,366   $   314,635   $      (939)  $    10,579   $    13,908   $    (1,992)
====================================================================================================================================


STATEMENTS OF CHANGES IN NET ASSETS

FOR THE YEAR ENDED DECEMBER 31, 2004

====================================================================================================================================
                                                                        40|86 SERIES TRUST
                                    -----------------------------------------------------------------------------------------------
                                                                   FIXED                    GOVERNMENT        HIGH        MONEY
                                     BALANCED       EQUITY         INCOME      FOCUS 20     SECURITIES       YIELD        MARKET
====================================================================================================================================
Changes from operations:
  Net investment income
    (expense) ....................  $   114,759   $   (79,056)  $   305,170   $      (571)  $    13,827   $     9,430   $    (1,992)
  Net realized gain (loss)
    on investments in
    portfolio shares .............     (134,902)    3,200,715        (4,796)        9,182       (10,072)       16,849            --
  Net change in unrealized
    appreciation (depreciation)
    of investments in
    portfolio shares .............    1,094,800    17,412,707        14,261        (9,550)        6,824       (12,371)           --
------------------------------------------------------------------------------------------------------------------------------------
    Net increase (decrease)
      in net assets from
      operations .................    1,074,657    20,534,366       314,635          (939)       10,579        13,908        (1,992)
------------------------------------------------------------------------------------------------------------------------------------
Changes from contract owners
    transactions:
  Net contract purchase
    payments (including
    breakage) ....................      705,709     2,774,509       293,776         4,728        56,645        19,741       143,367
  Contract redemptions ...........   (1,760,628)  (12,234,244)   (1,127,060)       (4,489)     (123,079)       (3,191)     (548,824)
  Net transfers ..................     (136,919)     (860,957)     (575,953)      (58,285)      (85,596)       17,257        77,090
------------------------------------------------------------------------------------------------------------------------------------
    Net increase (decrease)
      in net assets from
      contract owners'
      transactions ...............   (1,191,838)  (10,320,692)   (1,409,237)      (58,046)     (152,030)       33,807      (328,367)
------------------------------------------------------------------------------------------------------------------------------------
      Net increase (decrease)
        in net assets ............     (117,181)   10,213,674    (1,094,602)      (58,985)     (141,451)       47,715      (330,359)
------------------------------------------------------------------------------------------------------------------------------------
Net assets, beginning of period ..   12,111,505   108,863,880     8,617,201       107,877       674,769       126,345     2,684,279
------------------------------------------------------------------------------------------------------------------------------------
      Net assets, end of period ..  $11,994,324   $119,077,554  $ 7,522,599   $    48,892   $   533,318   $   174,060   $ 2,353,920
====================================================================================================================================

a) Formerly Invesco VIF Core Equity Fund prior to its name change effective October 15, 2004.

b) Formerly Invesco VIF Financial Services Fund prior to its name change effective October 15, 2004.

c) Formerly Invesco VIF Health Sciences Fund prior to its name change effective October 15, 2004.

d) For the period April 30, 2004 through December 31, 2004 as the result of AIM/Invesco mergers on April 30, 2004.

e) Formerly Invesco VIF Real Estate Opportunity Fund prior to its name change effective April 30, 2004.

   The accompanying notes are an integral part of these financial statements.

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT C
STATEMENTS OF OPERATIONS

FOR THE YEAR ENDED DECEMBER 31, 2004

===================================================================================================================================
                                                                         AIM VARIABLE INSURANCE FUNDS
                                    -----------------------------------------------------------------------------------------------
                                                     CORE        FINANCIAL      HEALTH         HIGH         MID CAP        REAL
                                    BASIC VALUE    STOCK (a)    SERVICES (b)  SCIENCES (c)   YIELD (d)    CORE EQUITY    ESTATE (e)
===================================================================================================================================
Investment income:
  Income dividends from
    investments in portfolio
    shares .......................  $        --   $       830   $        14   $        --   $     1,582   $         3   $     4,258
-----------------------------------------------------------------------------------------------------------------------------------
Expenses:
  Mortality and expense
    risk fees ....................          599         1,193            32         1,383           341            85         3,780
-----------------------------------------------------------------------------------------------------------------------------------
    Net investment income
      (expense) ..................         (599)         (363)          (18)       (1,383)        1,241           (82)          478
Net realized gains (losses)
    on investments in
    portfolio shares:
  Net realized gains (losses)
    on sales of investments
    in portfolio shares ..........          794        13,258           970         1,911         1,669           123        30,899
  Net realized short-term
    capital gain distributions
    from investments in
    portfolio shares .............           --            --            --            --            --           275         7,909
  Net realized long-term
    capital gain distributions
    from investments in
    portfolio shares .............           --            --            --            --            --           245         1,426
-----------------------------------------------------------------------------------------------------------------------------------
    Net realized gain (loss)
      on investments in
      portfolio shares ...........          794        13,258           970         1,911         1,669           643        40,234
-----------------------------------------------------------------------------------------------------------------------------------
Net change in unrealized
  appreciation (depreciation)
  of investments in portfolio
  shares .........................        5,623        (9,360)         (631)        8,996         1,257           485        81,623
-----------------------------------------------------------------------------------------------------------------------------------
    Net increase (decrease)
      in net assets from
      operations .................  $     5,818   $     3,535   $       321   $     9,524   $     4,167   $     1,046   $   122,335
===================================================================================================================================


STATEMENTS OF CHANGES IN NET ASSETS

FOR THE YEAR ENDED DECEMBER 31, 2004

===================================================================================================================================
                                                                         AIM VARIABLE INSURANCE FUNDS
                                    -----------------------------------------------------------------------------------------------
                                                     CORE        FINANCIAL      HEALTH         HIGH         MID CAP        REAL
                                    BASIC VALUE    STOCK (a)    SERVICES (b)  SCIENCES (c)   YIELD (d)    CORE EQUITY    ESTATE (e)
===================================================================================================================================
Changes from operations:
  Net investment income
    (expense) ....................  $      (599)  $      (363)  $       (18)  $    (1,383)  $     1,241   $       (82)  $       478
  Net realized gain (loss)
    on investments in
    portfolio shares .............          794        13,258           970         1,911         1,669           643        40,234
  Net change in unrealized
    appreciation (depreciation)
    of investments in
    portfolio shares .............        5,623        (9,360)         (631)        8,996         1,257           485        81,623
-----------------------------------------------------------------------------------------------------------------------------------
    Net increase (decrease)
      in net assets from
      operations .................        5,818         3,535           321         9,524         4,167         1,046       122,335
-----------------------------------------------------------------------------------------------------------------------------------
Changes from contract owners
    transactions:
  Net contract purchase
    payments (including
    breakage) ....................       19,546         7,701           177         5,572         8,189         6,514        51,123
  Contract redemptions ...........          (20)      (64,929)       (4,638)      (12,496)      (29,716)           --        (2,407)
  Net transfers ..................       29,738       (28,240)           --        84,299        49,647         2,009       255,107
-----------------------------------------------------------------------------------------------------------------------------------
    Net increase (decrease)
      in net assets from
      contract owners'
      transactions ...............       49,264       (85,468)       (4,461)       77,375        28,120         8,523       303,823
-----------------------------------------------------------------------------------------------------------------------------------
      Net increase (decrease)
        in net assets ............       55,082       (81,933)       (4,140)       86,899        32,287         9,569       426,158
-----------------------------------------------------------------------------------------------------------------------------------
Net assets, beginning of period ..       25,563       179,822         6,167        80,115            --         2,890       201,743
-----------------------------------------------------------------------------------------------------------------------------------
      Net assets, end of period ..  $    80,645   $    97,889   $     2,027   $ 167,014   $    32,287     $    12,459   $   627,901
===================================================================================================================================

a) Formerly Invesco VIF Core Equity Fund prior to its name change effective October 15, 2004.

b) Formerly Invesco VIF Financial Services Fund prior to its name change effective October 15, 2004.

c) Formerly Invesco VIF Health Sciences Fund prior to its name change effective October 15, 2004.

d) For the period April 30, 2004 through December 31, 2004 as the result of AIM/Invesco mergers on April 30, 2004.

e) Formerly Invesco VIF Real Estate Opportunity Fund prior to its name change effective April 30, 2004.

   The accompanying notes are an integral part of these financial statements.

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT C
STATEMENTS OF OPERATIONS - CONTINUED

FOR THE YEAR ENDED DECEMBER 31, 2004

====================================================================================================================================
                                        AIM                                                                ALLIANCE      AMERICAN
                                     VARIABLE                                                              VARIABLE       CENTURY
                                  INSURANCE FUNDS                                                          PRODUCTS      VARIABLE
                                    (CONTINUED)                  THE ALGER AMERICAN FUND                    SERIES      PORTFOLIOS
                                  --------------- -----------------------------------------------------   -----------   -----------


                                                                 LEVERAGED      MID CAP        SMALL      GROWTH AND     INCOME &
                                  TECHNOLOGY (a)    GROWTH        ALLCAP        GROWTH    CAPITALIZATION    INCOME        GROWTH
====================================================================================================================================
Investment income:
  Income dividends from
    investments in portfolio
    shares .......................  $        --   $        --   $        --   $        --   $        --   $       189   $     2,844
Expenses:
  Mortality and expense
    risk fees ....................          441        15,014        26,998        12,541        13,016           163         1,536
------------------------------------------------------------------------------------------------------------------------------------
    Net investment income
      (expense) ..................         (441)      (15,014)      (26,998)      (12,541)      (13,016)           26         1,308
------------------------------------------------------------------------------------------------------------------------------------
Net realized gains (losses)
    on investments in
    portfolio shares:
  Net realized gains (losses)
    on sales of investments
    in portfolio shares ..........       (2,289)      (69,606)     (510,733)      101,216        16,707           301        29,059
  Net realized short-term
    capital gain distributions
    from investments in
    portfolio shares .............           --            --            --            --            --            --            --
  Net realized long-term
    capital gain distributions
    from investments in
    portfolio shares .............           --            --            --            --            --            --            --
------------------------------------------------------------------------------------------------------------------------------------
    Net realized gain (loss)
      on investments in
      portfolio shares ...........       (2,289)      (69,606)     (510,733)      101,216        16,707           301        29,059
------------------------------------------------------------------------------------------------------------------------------------
Net change in unrealized
  appreciation (depreciation)
  of investments in portfolio
  shares .........................        1,623       151,645       704,391        36,597       188,986         1,175       (11,953)
------------------------------------------------------------------------------------------------------------------------------------
    Net increase (decrease)
      in net assets from
      operations .................  $    (1,107)  $    67,025   $   166,660   $   125,272   $   192,677   $     1,502   $    18,414
====================================================================================================================================


STATEMENTS OF CHANGES IN NET ASSETS - CONTINUED

FOR THE YEAR ENDED DECEMBER 31, 2004

====================================================================================================================================
                                        AIM                                                                ALLIANCE      AMERICAN
                                     VARIABLE                                                              VARIABLE       CENTURY
                                  INSURANCE FUNDS                                                          PRODUCTS      VARIABLE
                                    (CONTINUED)                  THE ALGER AMERICAN FUND                    SERIES      PORTFOLIOS
                                  --------------- -----------------------------------------------------   -----------   -----------


                                                                 LEVERAGED      MID CAP        SMALL      GROWTH AND     INCOME &
                                  TECHNOLOGY (a)    GROWTH        ALLCAP        GROWTH    CAPITALIZATION    INCOME        GROWTH
====================================================================================================================================
Changes from operations:
  Net investment income
    (expense) ....................  $      (441)  $   (15,014)  $   (26,998)  $   (12,541)  $   (13,016)  $        26   $     1,308
  Net realized gain (loss)
    on investments in
    portfolio shares .............       (2,289)      (69,606)     (510,733)      101,216        16,707           301        29,059
  Net change in unrealized
    appreciation (depreciation)
    of investments in
    portfolio shares .............        1,623       151,645       704,391        36,597       188,986         1,175       (11,953)
------------------------------------------------------------------------------------------------------------------------------------
    Net increase (decrease)
      in net assets from
      operations .................       (1,107)       67,025       166,660       125,272       192,677         1,502        18,414
------------------------------------------------------------------------------------------------------------------------------------
Changes from contract owners
    transactions:
  Net contract purchase
    payments (including
    breakage) ....................        5,077       159,452       127,708       112,334       116,571         1,382        12,773
  Contract redemptions ...........          (20)     (157,089)     (631,671)     (173,764)     (166,145)       (1,881)      (44,964)
  Net transfers ..................       38,296      (170,886)     (103,249)      (10,660)       50,300        13,951       (71,583)
------------------------------------------------------------------------------------------------------------------------------------
    Net increase (decrease)
      in net assets from
      contract owners'
      transactions ...............       43,353      (168,523)     (607,212)      (72,090)          726        13,452      (103,774)
------------------------------------------------------------------------------------------------------------------------------------
      Net increase (decrease)
        in net assets ............       42,246      (101,498)     (440,552)       53,182       193,403        14,954       (85,360)
------------------------------------------------------------------------------------------------------------------------------------
Net assets, beginning of period ..       18,338     1,625,410     2,986,542     1,189,156     1,273,960         6,251       226,502
------------------------------------------------------------------------------------------------------------------------------------
      Net assets, end of period ..  $    60,584   $ 1,523,912   $ 2,545,990   $ 1,242,338   $ 1,467,363   $    21,205   $   141,142
====================================================================================================================================

a) Formerly Invesco VIF Technology Fund prior to its name change effective October 15, 2004.

   The accompanying notes are an integral part of these financial statements.

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT C
STATEMENTS OF OPERATIONS - CONTINUED

FOR THE YEAR ENDED DECEMBER 31, 2004

===================================================================================================================================

                                                                                                                         FEDERATED
                                        AMERICAN CENTURY                                         DREYFUS VARIABLE        INSURANCE
                                       VARIABLE PORTFOLIOS                                       INVESTMENT FUNDS         SERIES
                                    -------------------------                                ------------------------   -----------
                                                                  DREYFUS
                                                                 SOCIALLY       DREYFUS
                                                                RESPONSIBLE      STOCK      DISCIPLINED  INTERNATIONAL    CAPITAL
                                   INTERNATIONAL     VALUE        GROWTH         INDEX         STOCK         VALUE       INCOME II
===================================================================================================================================
Investment income:
  Income dividends from
    investments in portfolio
    shares .......................  $     2,307   $    10,527   $    12,288   $   216,384   $     1,848   $     2,724   $    13,834
Expenses:
  Mortality and expense
    risk fees ....................        3,408        10,799        30,284       120,560         1,362         2,303         3,201
-----------------------------------------------------------------------------------------------------------------------------------
    Net investment income
      (expense) ..................       (1,101)         (272)      (17,996)       95,824           486           421        10,633
-----------------------------------------------------------------------------------------------------------------------------------
Net realized gains (losses)
    on investments in
    portfolio shares:
  Net realized gains (losses)
    on sales of investments
    in portfolio shares ..........       44,727        62,228      (114,530)     (227,790)        4,512        17,722         5,292
  Net realized short-term
    capital gain distributions
    from investments in
    portfolio shares .............           --            --            --            --            --            --            --
  Net realized long-term
    capital gain distributions
    from investments in
    portfolio shares .............           --         8,166            --            --            --         4,020            --
-----------------------------------------------------------------------------------------------------------------------------------
    Net realized gain (loss)
      on investments in
      portfolio shares ...........       44,727        70,394      (114,530)     (227,790)        4,512        21,742         5,292
-----------------------------------------------------------------------------------------------------------------------------------
Net change in unrealized
  appreciation (depreciation)
  of investments in portfolio
  shares .........................       (6,419)       66,270       285,572     1,248,863         3,934        20,514        11,450
-----------------------------------------------------------------------------------------------------------------------------------
    Net increase (decrease)
      in net assets from
      operations .................  $    37,207   $   136,392   $   153,046   $ 1,116,897   $     8,932   $    42,677   $    27,375
===================================================================================================================================


STATEMENTS OF CHANGES IN NET ASSETS - CONTINUED

FOR THE YEAR ENDED DECEMBER 31, 2004

===================================================================================================================================

                                                                                                                         FEDERATED
                                        AMERICAN CENTURY                                         DREYFUS VARIABLE        INSURANCE
                                       VARIABLE PORTFOLIOS                                       INVESTMENT FUNDS         SERIES
                                    -------------------------                               -------------------------   -----------
                                                                  DREYFUS
                                                                 SOCIALLY       DREYFUS
                                                                RESPONSIBLE      STOCK      DISCIPLINED  INTERNATIONAL    CAPITAL
                                   INTERNATIONAL     VALUE        GROWTH         INDEX         STOCK         VALUE       INCOME II
===================================================================================================================================
Changes from operations:
  Net investment income
    (expense) ....................  $    (1,101)  $      (272)  $   (17,996)  $    95,824   $       486   $       421   $    10,633
  Net realized gain (loss)
    on investments in
    portfolio shares .............       44,727        70,394      (114,530)     (227,790)        4,512        21,742         5,292
  Net change in unrealized
    appreciation (depreciation)
    of investments in
    portfolio shares .............       (6,419)       66,270       285,572     1,248,863         3,934        20,514        11,450
-----------------------------------------------------------------------------------------------------------------------------------
    Net increase (decrease)
      in net assets from
      operations .................       37,207       136,392       153,046     1,116,897         8,932        42,677        27,375
-----------------------------------------------------------------------------------------------------------------------------------
Changes from contract owners
    transactions:
  Net contract purchase
    payments (including
    breakage) ....................       21,189       164,632       258,747       729,083        15,054        41,159        18,472
  Contract redemptions ...........      (16,643)     (253,349)     (228,735)   (1,580,765)      (35,799)      (72,353)      (39,994)
  Net transfers ..................      (88,161)      164,512       (24,745)     (216,265)        8,666        89,479        19,949
-----------------------------------------------------------------------------------------------------------------------------------
    Net increase (decrease)
      in net assets from
      contract owners'
      transactions ...............      (83,615)       75,795         5,267    (1,067,947)      (12,079)       58,285        (1,573)
-----------------------------------------------------------------------------------------------------------------------------------
      Net increase (decrease)
        in net assets ............      (46,408)      212,187       158,313        48,950        (3,147)      100,962        25,802
-----------------------------------------------------------------------------------------------------------------------------------
Net assets, beginning of period ..      399,582     1,011,339     3,022,381    12,488,403       144,397       189,231       324,378
-----------------------------------------------------------------------------------------------------------------------------------
      Net assets, end of period ..  $   353,174   $ 1,223,526   $ 3,180,694   $12,537,353   $   141,250   $   290,193   $   350,180
===================================================================================================================================

a) Formerly Invesco VIF Technology Fund prior to its name change effective October 15, 2004.

   The accompanying notes are an integral part of these financial statements.

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT C
STATEMENTS OF OPERATIONS - CONTINUED

FOR THE YEAR ENDED DECEMBER 31, 2004

====================================================================================================================================
                                                                                              INVESCO
                                                                                             VARIABLE
                                       FEDERATED INSURANCE            FIRST AMERICAN        INVESTMENT
                                        SERIES (CONTINUED)         INSURANCE PORTFOLIOS        FUNDS         JANUS ASPEN SERIES
                                    -------------------------   -------------------------   -----------   -------------------------
                                       HIGH
                                      INCOME     INTERNATIONAL    LARGE CAP      MID CAP                                GROWTH AND
                                      BOND II      EQUITY II     GROWTH (a)    GROWTH (a)  HIGH YIELD (b)   GROWTH        INCOME
====================================================================================================================================
Investment income:
  Income dividends from
    investments in portfolio
    shares .......................  $    24,862   $        --   $        --   $        --   $     5,977   $     8,507   $     3,696
Expenses:
  Mortality and expense
    risk fees ....................        3,490         2,480            37            20           188        58,631         5,460
------------------------------------------------------------------------------------------------------------------------------------
    Net investment income
      (expense) ..................       21,372        (2,480)          (37)          (20)        5,789       (50,124)       (1,764)
------------------------------------------------------------------------------------------------------------------------------------
Net realized gains (losses)
    on investments in
    portfolio shares:
  Net realized gains (losses)
    on sales of investments
    in portfolio shares ..........       19,350        22,213          (354)          340            19      (393,998)       24,932
  Net realized short-term
    capital gain distributions
    from investments in
    portfolio shares .............           --            --            --            --            --            --            --
  Net realized long-term
    capital gain distributions
    from investments in
    portfolio shares .............           --            --            --            95            --            --            --
------------------------------------------------------------------------------------------------------------------------------------
    Net realized gain (loss)
      on investments in
      portfolio shares ...........       19,350        22,213          (354)          435            19      (393,998)       24,932
------------------------------------------------------------------------------------------------------------------------------------
Net change in unrealized
  appreciation (depreciation)
  of investments in portfolio
  shares .........................       (9,950)       (2,186)          (94)         (448)       (4,897)      633,373        34,460
    Net increase (decrease)
      in net assets from
      operations .................  $    30,772   $    17,547   $      (485)  $       (33)  $       911   $   189,251   $    57,628
====================================================================================================================================


STATEMENTS OF CHANGES IN NET ASSETS - CONTINUED

FOR THE YEAR ENDED DECEMBER 31, 2004

====================================================================================================================================
                                                                                              INVESCO
                                                                                             VARIABLE
                                       FEDERATED INSURANCE            FIRST AMERICAN        INVESTMENT
                                        SERIES (CONTINUED)         INSURANCE PORTFOLIOS        FUNDS         JANUS ASPEN SERIES
                                    -------------------------   -------------------------   -----------   -------------------------
                                       HIGH
                                      INCOME     INTERNATIONAL    LARGE CAP      MID CAP                                GROWTH AND
                                      BOND II      EQUITY II     GROWTH (a)    GROWTH (a)  HIGH YIELD (b)   GROWTH        INCOME
====================================================================================================================================
Changes from operations:
  Net investment income
    (expense) ....................  $    21,372   $    (2,480)  $       (37)  $       (20)  $     5,789   $   (50,124)  $    (1,764)
  Net realized gain (loss)
    on investments in portfolio
    shares .......................       19,350        22,213          (354)          435            19      (393,998)       24,932
  Net change in unrealized
    appreciation (depreciation)
    of investments in
    portfolio shares .............       (9,950)       (2,186)          (94)         (448)       (4,897)      633,373        34,460
------------------------------------------------------------------------------------------------------------------------------------
    Net increase (decrease)
      in net assets from
      operations .................       30,772        17,547          (485)          (33)          911       189,251        57,628
------------------------------------------------------------------------------------------------------------------------------------
Changes from contract owners
    transactions:
  Net contract purchase
    payments (including
    breakage) ....................       17,977        13,819         1,275         2,003         1,239       543,464        52,942
  Contract redemptions ...........     (105,070)     (110,046)           --          (481)          (14)     (702,543)      (65,829)
  Net transfers ..................        8,209       (96,943)       (2,842)       (5,151)      (56,846)     (397,425)        4,447
------------------------------------------------------------------------------------------------------------------------------------
    Net increase (decrease)
      in net assets from
      contract owners'
      transactions ...............      (78,884)     (193,170)       (1,567)       (3,629)      (55,621)     (556,504)       (8,440)
------------------------------------------------------------------------------------------------------------------------------------
      Net increase (decrease)
        in net assets ............      (48,112)     (175,623)       (2,052)       (3,662)      (54,710)     (367,253)       49,188
------------------------------------------------------------------------------------------------------------------------------------
Net assets, beginning of period ..      397,476       327,751         2,052         3,662        54,710     6,311,174       558,485
------------------------------------------------------------------------------------------------------------------------------------
      Net assets, end of period ..  $   349,364   $   152,128   $        --   $        --   $        --   $ 5,943,921   $   607,673
====================================================================================================================================

a) For the period January 1, 2004 through August 27, 2004 (liquidation of funds).

b) For the period January 1, 2004 through April 29, 2004 (fund merged into AIM High Yield).

c)   For the period May 1, 2004 (inception of fund) through December 31, 2004.

   The accompanying notes are an integral part of these financial statements.

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT C
STATEMENTS OF OPERATIONS - CONTINUED

FOR THE YEAR ENDED DECEMBER 31, 2004

===================================================================================================================================



                                        JANUS ASPEN SERIES (CONTINUED)                      LAZARD RETIREMENT SERIES
                                    ---------------------------------------   -----------------------------------------------------

                                   INTERNATIONAL    MID CAP      WORLDWIDE     EMERGING                  INTERNATIONAL
                                      GROWTH         GROWTH        GROWTH     MARKETS (c)      EQUITY      EQUITY (c)    SMALL CAP
===================================================================================================================================
Investment income:
  Income dividends from
    investments in portfolio
    shares .......................  $     1,286   $        --   $   115,140   $        --   $       291   $        --   $        --
Expenses:
  Mortality and expense
    risk fees ....................        1,216        58,065       116,120            78           489             2         4,823
-----------------------------------------------------------------------------------------------------------------------------------
    Net investment income
      (expense) ..................           70       (58,065)         (980)          (78)         (198)           (2)       (4,823)
-----------------------------------------------------------------------------------------------------------------------------------
Net realized gains (losses)
    on investments in
    portfolio shares:
  Net realized gains (losses)
    on sales of investments
    in portfolio shares ..........        5,993      (700,788)   (1,072,310)            6           213            --        28,238
  Net realized short-term
    capital gain distributions
    from investments in
    portfolio shares .............           --            --            --            --            --            --            --
  Net realized long-term
    capital gain distributions
    from investments in
    portfolio shares .............           --            --            --            --            --            --            --
-----------------------------------------------------------------------------------------------------------------------------------
    Net realized gain (loss)
      on investments in
      portfolio shares ...........        5,993      (700,788)   (1,072,310)            6           213            --        28,238
-----------------------------------------------------------------------------------------------------------------------------------
Net change in unrealized
  appreciation (depreciation)
  of investments in portfolio
  shares .........................       17,439     1,822,268     1,468,965         5,052         5,684           108        38,972
    Net increase (decrease)
      in net assets from
      operations .................  $    23,502   $ 1,063,415   $   395,675   $     4,980   $     5,699   $       106   $    62,387
===================================================================================================================================


STATEMENTS OF CHANGES IN NET ASSETS - CONTINUED

FOR THE YEAR ENDED DECEMBER 31, 2004

===================================================================================================================================



                                        JANUS ASPEN SERIES (CONTINUED)                      LAZARD RETIREMENT SERIES
                                    ---------------------------------------   -----------------------------------------------------

                                   INTERNATIONAL    MID CAP      WORLDWIDE     EMERGING                  INTERNATIONAL
                                      GROWTH         GROWTH        GROWTH     MARKETS (c)      EQUITY      EQUITY (c)    SMALL CAP
===================================================================================================================================
Changes from operations:
  Net investment income
    (expense) ....................  $        70   $   (58,065)  $      (980)  $       (78)  $      (198)  $        (2)  $    (4,823)
  Net realized gain (loss)
    on investments in portfolio
    shares .......................        5,993      (700,788)   (1,072,310)            6           213            --        28,238
  Net change in unrealized
    appreciation (depreciation)
    of investments in
    portfolio shares .............       17,439     1,822,268     1,468,965         5,052         5,684           108        38,972
-----------------------------------------------------------------------------------------------------------------------------------
    Net increase (decrease)
      in net assets from
      operations .................       23,502     1,063,415       395,675         4,980         5,699           106        62,387
-----------------------------------------------------------------------------------------------------------------------------------
Changes from contract owners
    transactions:
  Net contract purchase
    payments (including
    breakage) ....................        2,336       449,531       716,744            --         2,033           869        83,647
  Contract redemptions ...........       (1,359)     (635,966)   (1,655,540)           --        (3,073)           --       (31,400)
  Net transfers ..................      131,069       (98,831)     (690,247)       32,798        44,334         2,895        21,581
-----------------------------------------------------------------------------------------------------------------------------------
    Net increase (decrease)
      in net assets from
      contract owners'
      transactions ...............      132,046      (285,266)   (1,629,043)       32,798        43,294         3,764        73,828
-----------------------------------------------------------------------------------------------------------------------------------
      Net increase (decrease)
        in net assets ............      155,548       778,149    (1,233,368)       37,778        48,993         3,870       136,215
-----------------------------------------------------------------------------------------------------------------------------------
Net assets, beginning of period ..       40,550     5,657,748    12,568,511            --        41,301            --       402,723
-----------------------------------------------------------------------------------------------------------------------------------
      Net assets, end of period ..  $   196,098   $ 6,435,897   $11,335,143   $    37,778   $    90,294   $     3,870   $   538,938
===================================================================================================================================

a) For the period January 1, 2004 through August 27, 2004 (liquidation of funds).

b) For the period January 1, 2004 through April 29, 2004 (fund merged into AIM High Yield).

c)   For the period May 1, 2004 (inception of fund) through December 31, 2004.

   The accompanying notes are an integral part of these financial statements.

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT C
STATEMENTS OF OPERATIONS - CONTINUED

FOR THE YEAR ENDED DECEMBER 31, 2004

====================================================================================================================================




                                                                                         NEUBERGER BERMAN
                                    LORD ABBETT SERIES FUNDS                         ADVISERS MANAGEMENT TRUST
                                    -------------------------   -------------------------------------------------------------------
                                                                                LIMITED
                                     AMERICA'S     GROWTH AND                  MATURITY       MID CAP
                                       VALUE         INCOME      FASCIANO        BOND         GROWTH       PARTNERS       REGENCY
====================================================================================================================================
Investment income:
  Income dividends from
    investments in portfolio
    shares .......................  $     1,293   $    10,294   $        --   $     5,458   $        --   $        31   $         6
Expenses:
  Mortality and expense
    risk fees ....................          407        11,387            53         1,501            55         2,697           272
------------------------------------------------------------------------------------------------------------------------------------
    Net investment income
      (expense) ..................          886        (1,093)          (53)        3,957           (55)       (2,666)         (266)
------------------------------------------------------------------------------------------------------------------------------------
Net realized gains (losses)
    on investments in
    portfolio shares:
  Net realized gains (losses)
    on sales of investments
    in portfolio shares ..........          242        31,276             7          (943)           17         6,591           153
  Net realized short-term
    capital gain distributions
    from investments in
    portfolio shares .............            1            --             1            --            --            --            --
  Net realized long-term
    capital gain distributions
    from investments in
    portfolio shares .............           51        10,464             8            --            --            --            --
------------------------------------------------------------------------------------------------------------------------------------
    Net realized gain (loss)
      on investments in
      portfolio shares ...........          294        41,740            16          (943)           17         6,591           153
------------------------------------------------------------------------------------------------------------------------------------
Net change in unrealized
  appreciation (depreciation)
  of investments in  portfolio
  shares .........................        6,310        92,904         1,214        (3,341)        2,056        46,217         9,492
------------------------------------------------------------------------------------------------------------------------------------
    Net increase (decrease)
      in net assets from
      operations .................  $     7,490   $   133,551   $     1,177   $      (327)  $     2,018   $    50,142   $     9,379
====================================================================================================================================


STATEMENTS OF CHANGES IN NET ASSETS - CONTINUED

FOR THE YEAR ENDED DECEMBER 31, 2004

====================================================================================================================================




                                                                                         NEUBERGER BERMAN
                                    LORD ABBETT SERIES FUNDS                         ADVISERS MANAGEMENT TRUST
                                    -------------------------   -------------------------------------------------------------------
                                                                                LIMITED
                                     AMERICA'S     GROWTH AND                  MATURITY       MID CAP
                                       VALUE         INCOME      FASCIANO        BOND         GROWTH       PARTNERS       REGENCY
====================================================================================================================================
Changes from operations:
  Net investment income
    (expense) ....................  $       886   $    (1,093)  $       (53)  $     3,957   $       (55)  $    (2,666)  $      (266)
  Net realized gain (loss)
    on investments in
    portfolio shares .............          294        41,740            16          (943)           17         6,591           153
  Net change in unrealized
    appreciation (depreciation)
    of investments in
    portfolio shares .............        6,310        92,904         1,214        (3,341)        2,056        46,217         9,492
------------------------------------------------------------------------------------------------------------------------------------
    Net increase (decrease)
      in net assets from
      operations .................        7,490       133,551         1,177          (327)        2,018        50,142         9,379
------------------------------------------------------------------------------------------------------------------------------------
Changes from contract owners
    transactions:
  Net contract purchase
    payments (including
    breakage) ....................       15,150       109,185           194        21,540         6,374        21,138         6,838
  Contract redemptions ...........       (1,088)     (154,835)           --       (16,091)           --       (64,380)         (207)
  Net transfers ..................       38,715       184,727        11,211       (19,700)        8,664        58,299        63,088
------------------------------------------------------------------------------------------------------------------------------------
    Net increase (decrease)
      in net assets from
      contract owners'
      transactions ...............       52,777       139,077        11,405       (14,251)       15,038        15,057        69,719
------------------------------------------------------------------------------------------------------------------------------------
      Net increase (decrease)
        in net assets ............       60,267       272,628        12,582       (14,578)       17,056        65,199        79,098
Net assets, beginning of period ..       23,535     1,033,548         2,770       151,748           583       278,915        12,846
------------------------------------------------------------------------------------------------------------------------------------
      Net assets, end of period ..  $    83,802   $ 1,306,176   $    15,352   $   137,170   $    17,639   $   344,114   $    91,944
====================================================================================================================================

a)   For the period May 1, 2004  (inception of fund) through  December 31, 2004.

   The accompanying notes are an integral part of these financial statements.

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT C
STATEMENTS OF OPERATIONS - CONTINUED

FOR THE YEAR ENDED DECEMBER 31, 2004

====================================================================================================================================
                                     NEUBERGER
                                      BERMAN
                                     ADVISERS
                                    MANAGEMENT
                                       TRUST                                                                 PIONEER VARIABLE
                                    (CONTINUED)             PIMCO VARIABLE INSURANCE TRUST                     CONTRACTS TRUST
                                    -----------   -----------------------------------------------------   -------------------------

                                      SOCIALLY        MONEY        REAL           SHORT        TOTAL        EQUITY
                                   RESPONSIVE (a)  MARKET (a)     RETURN        TERM (a)      RETURN        INCOME         FUND
====================================================================================================================================
Investment income:
  Income dividends from
    investments in portfolio
    shares .......................  $        --   $        41   $       779   $        83   $       929   $     2,452   $       800
Expenses:
  Mortality and expense
    risk fees ....................            2            24           709            45           478         1,212           895
-----------------------------------------------------------------------------------------------------------------------------------
    Net investment income
      (expense) ..................           (2)           17            70            38           451         1,240           (95)
-----------------------------------------------------------------------------------------------------------------------------------
Net realized gains (losses)
    on investments in
    portfolio shares:
  Net realized gains (losses)
    on sales of investments
    in portfolio shares ..........           --            --           222            --            63        10,492           333
  Net realized short-term
    capital gain distributions
    from investments in
    portfolio shares .............           --            --         3,339            19           464            --            --
  Net realized long-term
    capital gain distributions
    from investments in
    portfolio shares .............           --            --            68            40           695            --            --
-----------------------------------------------------------------------------------------------------------------------------------
    Net realized gain (loss)
      on investments in
      portfolio shares ...........           --            --         3,629            59         1,222        10,492           333
-----------------------------------------------------------------------------------------------------------------------------------
Net change in unrealized
  appreciation (depreciation)
  of investments in  portfolio
  shares .........................           36            --           287           (59)         (483)        5,198         7,823
-----------------------------------------------------------------------------------------------------------------------------------
    Net increase (decrease)
      in net assets from
      operations .................  $        34   $        17   $     3,986   $        38   $     1,190   $    16,930   $     8,061
====================================================================================================================================


STATEMENTS OF CHANGES IN NET ASSETS - CONTINUED

FOR THE YEAR ENDED DECEMBER 31, 2004

====================================================================================================================================
                                     NEUBERGER
                                      BERMAN
                                     ADVISERS
                                    MANAGEMENT
                                       TRUST                                                                 PIONEER VARIABLE
                                    (CONTINUED)             PIMCO VARIABLE INSURANCE TRUST                     CONTRACTS TRUST
                                    -----------   -----------------------------------------------------   -------------------------

                                      SOCIALLY        MONEY        REAL           SHORT        TOTAL        EQUITY
                                   RESPONSIVE (a)  MARKET (a)     RETURN        TERM (a)      RETURN        INCOME         FUND
====================================================================================================================================
Changes from operations:
  Net investment income
    (expense) ....................  $        (2)  $        17   $        70   $        38   $       451   $     1,240   $       (95)
  Net realized gain (loss)
    on investments in
    portfolio shares .............           --            --         3,629            59         1,222        10,492           333
  Net change in unrealized
    appreciation (depreciation)
    of investments in
    portfolio shares .............           36            --           287           (59)         (483)        5,198         7,823
------------------------------------------------------------------------------------------------------------------------------------
    Net increase (decrease)
      in net assets from
      operations .................           34            17         3,986            38         1,190        16,930         8,061
------------------------------------------------------------------------------------------------------------------------------------
Changes from contract owners
    transactions:
  Net contract purchase
    payments (including
    breakage) ....................           28        18,221        60,111        20,310        37,170         9,125         3,704
  Contract redemptions ...........           --        (5,742)         (246)           --          (226)           --       (29,680)
  Net transfers ..................        1,383         5,739        86,159         5,604        37,199      (139,526)        7,152
------------------------------------------------------------------------------------------------------------------------------------
    Net increase (decrease)
      in net assets from
      contract owners'
      transactions ...............        1,411        18,218       146,024        25,914        74,143      (130,401)      (18,824)
------------------------------------------------------------------------------------------------------------------------------------
      Net increase (decrease)
        in net assets ............        1,445        18,235       150,010        25,952        75,333      (113,471)      (10,763)
Net assets, beginning of period ..           --            --         2,895            --         5,419       246,781        93,080
------------------------------------------------------------------------------------------------------------------------------------
      Net assets, end of period ..  $     1,445   $    18,235   $   152,905   $    25,952   $    80,752   $   133,310   $    82,317
====================================================================================================================================

a)   For the period May 1, 2004  (inception of fund) through  December 31, 2004.

   The accompanying notes are an integral part of these financial statements.

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT C
STATEMENTS OF OPERATIONS - CONTINUED

FOR THE YEAR ENDED DECEMBER 31, 2004

====================================================================================================================================
                                               ROYCE
                                           CAPITAL FUND                                RYDEX VARIABLE TRUST
                                    -------------------------   -------------------------------------------------------------------

                                                                                                (a)         CONSUMER       ELEC-
                                     MICRO-CAP     SMALL-CAP     ARKTOS (a)   BANKING (a)  BIOTECHNOLOGY  PRODUCTS (a)  TRONICS (a)
====================================================================================================================================
Investment income:
  Income dividends from
    investments in portfolio
    shares .......................  $        --   $        --   $        --   $         1   $        --   $         1   $        --
Expenses:
  Mortality and expense
    risk fees ....................        3,599         2,722            14             1            31            59            --
------------------------------------------------------------------------------------------------------------------------------------
  Net investment income
    (expense) ....................       (3,599)       (2,722)          (14)           --           (31)          (58)           --
------------------------------------------------------------------------------------------------------------------------------------
Net realized gains (losses)
    on investments in
    portfolio shares:
  Net realized gains (losses)
    on sales of investments
    in portfolio shares ..........        4,851        13,866          (157)           33          (117)          578           (60)
  Net realized short-term
    capital gain distributions
    from investments in
    portfolio shares .............        4,715        13,205            --            11            --            38            --
  Net realized long-term
    capital gain distributions
    from investments in
    portfolio shares .............       24,634         9,259            --            --            --            --            --
------------------------------------------------------------------------------------------------------------------------------------
    Net realized gain (loss)
      on investments in
      portfolio shares ...........       34,200        36,330          (157)           44          (117)          616           (60)
------------------------------------------------------------------------------------------------------------------------------------
Net change in unrealized
  appreciation (depreciation)
  of investments in portfolio
  shares .........................         (679)       32,614            --             9           194           116            --
------------------------------------------------------------------------------------------------------------------------------------
    Net increase (decrease)
      in net assets from
      operations .................  $    29,922   $    66,222   $      (171)  $        53   $        46   $       674   $       (60)
====================================================================================================================================


STATEMENTS OF CHANGES IN NET ASSETS - CONTINUED

FOR THE YEAR ENDED DECEMBER 31, 2004

====================================================================================================================================
                                               ROYCE
                                           CAPITAL FUND                                RYDEX VARIABLE TRUST
                                    -------------------------   -------------------------------------------------------------------

                                                                                                (a)         CONSUMER       ELEC-
                                     MICRO-CAP     SMALL-CAP     ARKTOS (a)   BANKING (a)  BIOTECHNOLOGY  PRODUCTS (a)  TRONICS (a)
====================================================================================================================================
Changes from operations:
  Net investment income
    (expense) ....................  $    (3,599)  $    (2,722)  $       (14)  $        --   $       (31)  $       (58)  $        --
  Net realized gain (loss)
    on investments in
    portfolio shares .............       34,200        36,330          (157)           44          (117)          616           (60)
  Net change in unrealized
    appreciation (depreciation)
    of investments in
    portfolio shares .............         (679)       32,614            --             9           194           116            --
------------------------------------------------------------------------------------------------------------------------------------
    Net increase (decrease)
      in net assets from
      operations .................       29,922        66,222          (171)           53            46           674           (60)
------------------------------------------------------------------------------------------------------------------------------------
Changes from contract owners
    transactions:
  Net contract purchase
    payments (including
    breakage) ....................       33,209        79,512            --           213            25            --            --
  Contract redemptions ...........      (20,188)      (28,561)           --            --            --            --            --
  Net transfers ..................      202,293       305,631           171           (42)        5,120         2,812            60
------------------------------------------------------------------------------------------------------------------------------------
    Net increase (decrease)
      in net assets from
      contract owners'
      transactions ...............      215,314       356,582           171           171         5,145         2,812            60
------------------------------------------------------------------------------------------------------------------------------------
      Net increase (decrease)
        in net assets ............      245,236       422,804            --           224         5,191         3,486            --
------------------------------------------------------------------------------------------------------------------------------------
Net assets, beginning of period ..      166,046       137,986            --            --            --            --            --
------------------------------------------------------------------------------------------------------------------------------------
      Net assets, end of period ..  $   411,282   $   560,790   $        --   $       224   $     5,191   $     3,486   $        --
====================================================================================================================================

a)   For the period May 1, 2004 (inception of fund) through December 31, 2004.

b)   For the period July 15, 2004 (inception of fund) through December 31, 2004.

   The accompanying notes are an integral part of these financial statements.

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT C
STATEMENTS OF OPERATIONS - CONTINUED

FOR THE YEAR ENDED DECEMBER 31, 2004

====================================================================================================================================

                                                                   RYDEX VARIABLE TRUST (CONTINUED)
                                    -----------------------------------------------------------------------------------------------
                                                                                                            INVERSE
                                                    ENERGY       FINANCIAL      HEALTH                      DYNAMIC
                                     ENERGY (a)   SERVICES (a)  SERVICES (a)    CARE (a)    INTERNET (a)   DOW 30 (b)      JUNO
====================================================================================================================================
Investment income:
  Income dividends from
    investments in portfolio
    shares .......................  $         8   $        --   $        --   $        --   $        --   $        --   $        --
Expenses:
  Mortality and expense
    risk fees ....................          652           172             2            43             7             1           156
------------------------------------------------------------------------------------------------------------------------------------
  Net investment income
    (expense) ....................         (644)         (172)           (2)          (43)           (7)           (1)         (156)
------------------------------------------------------------------------------------------------------------------------------------
Net realized gains (losses)
    on investments in
    portfolio shares:
  Net realized gains (losses)
    on sales of investments
    in portfolio shares ..........        6,744         2,334            --          (835)          161           (29)          152
  Net realized short-term
    capital gain distributions
    from investments in
    portfolio shares .............           52            --            --             5            --            --            69
  Net realized long-term
    capital gain distributions
    from investments in
    portfolio shares .............           --            --            --            --            --            --           186
------------------------------------------------------------------------------------------------------------------------------------
    Net realized gain (loss)
      on investments in
      portfolio shares ...........        6,796         2,334            --          (830)          161           (29)          407
------------------------------------------------------------------------------------------------------------------------------------
Net change in unrealized
  appreciation (depreciation)
  of investments in portfolio
  shares .........................       14,538         1,084            68           666            --            --        (3,137)
------------------------------------------------------------------------------------------------------------------------------------
    Net increase (decrease)
      in net assets from
      operations .................  $    20,690   $     3,246   $        66   $      (207)  $       154   $       (30)  $    (2,886)
====================================================================================================================================


STATEMENTS OF CHANGES IN NET ASSETS - CONTINUED

FOR THE YEAR ENDED DECEMBER 31, 2004

====================================================================================================================================

                                                                   RYDEX VARIABLE TRUST (CONTINUED)
                                    -----------------------------------------------------------------------------------------------
                                                                                                            INVERSE
                                                    ENERGY       FINANCIAL      HEALTH                      DYNAMIC
                                     ENERGY (a)   SERVICES (a)  SERVICES (a)    CARE (a)    INTERNET (a)   DOW 30 (b)      JUNO
====================================================================================================================================
Changes from operations:
  Net investment income
    (expense) ....................  $      (644)  $      (172)  $        (2)  $       (43)  $        (7)  $        (1)  $      (156)
  Net realized gain (loss)
    on investments in
    portfolio shares .............        6,796         2,334            --          (830)          161           (29)          407
  Net change in unrealized
    appreciation (depreciation)
    of investments in
    portfolio shares .............       14,538         1,084            68           666            --            --        (3,137)
------------------------------------------------------------------------------------------------------------------------------------
    Net increase (decrease)
      in net assets from
      operations .................       20,690         3,246            66          (207)          154           (30)       (2,886)
------------------------------------------------------------------------------------------------------------------------------------
Changes from contract owners
    transactions:
  Net contract purchase
    payments (including
    breakage) ....................        4,612         3,397           801        13,230         2,492            33           (23)
  Contract redemptions ...........           --            --            --            --            --            --          (120)
  Net transfers ..................      153,424        32,718            --         1,234        (2,646)           (3)       29,290
------------------------------------------------------------------------------------------------------------------------------------
    Net increase (decrease)
      in net assets from
      contract owners'
      transactions ...............      158,036        36,115           801        14,464          (154)           30        29,147
------------------------------------------------------------------------------------------------------------------------------------
      Net increase (decrease)
        in net assets ............      178,726        39,361           867        14,257            --            --        26,261
------------------------------------------------------------------------------------------------------------------------------------
Net assets, beginning of period ..           --            --            --            --            --            --           873
------------------------------------------------------------------------------------------------------------------------------------
      Net assets, end of period ..  $   178,726   $    39,361   $       867   $    14,257   $        --   $        --   $    27,134
====================================================================================================================================

a)   For the period May 1, 2004 (inception of fund) through December 31, 2004.

b)   For the period July 15, 2004 (inception of fund) through December 31, 2004.

   The accompanying notes are an integral part of these financial statements.

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT C
STATEMENTS OF OPERATIONS - CONTINUED

FOR THE YEAR ENDED DECEMBER 31, 2004

====================================================================================================================================
                                                                    RYDEX VARIABLE TRUST (CONTINUED)
                                    -----------------------------------------------------------------------------------------------
                                     LARGE CAP     LARGE CAP     LARGE CAP     LARGE CAP
                                     EUROPE (b)    GROWTH (a)    JAPAN (b)     VALUE (a)    LEISURE (b)     MEDIUS        MEKROS
====================================================================================================================================
Investment income:
  Income dividends from
    investments in portfolio
    shares .......................  $        39   $        17   $        --   $        35   $        --   $        --   $        --
Expenses:
  Mortality and expense
    risk fees ....................           14             1           188            17             2           648         2,275
------------------------------------------------------------------------------------------------------------------------------------
    Net investment income
      (expense) ..................           25            16          (188)           18            (2)         (648)       (2,275)
------------------------------------------------------------------------------------------------------------------------------------
Net realized gains (losses)
    on investments in
    portfolio shares:
  Net realized gains (losses)
    on sales of investments
    in portfolio shares ..........          342            --           516             1            --           396        (1,840)
  Net realized short-term
    capital gain distributions
    from investments in
    portfolio shares .............            3            20            --            99            --         6,499        12,852
  Net realized long-term
    capital gain distributions
    from investments in
    portfolio shares .............            5            --            --             1            --         1,674         5,219
------------------------------------------------------------------------------------------------------------------------------------
    Net realized gain (loss)
      on investments in
      portfolio shares ...........          350            20           516           101            --         8,569        16,231
------------------------------------------------------------------------------------------------------------------------------------
Net change in unrealized
  appreciation (depreciation)
  of investments in portfolio
  shares .........................           (3)          (37)        1,618           448           114         4,599        29,592
------------------------------------------------------------------------------------------------------------------------------------
    Net increase (decrease)
      in net assets from
      operations .................  $       372   $        (1)  $     1,946   $       567   $       112   $    12,520   $    43,548
====================================================================================================================================


STATEMENTS OF CHANGES IN NET ASSETS - CONTINUED

FOR THE YEAR ENDED DECEMBER 31, 2004

====================================================================================================================================
                                                                    RYDEX VARIABLE TRUST (CONTINUED)
                                    -----------------------------------------------------------------------------------------------
                                     LARGE CAP     LARGE CAP     LARGE CAP     LARGE CAP
                                     EUROPE (b)    GROWTH (a)    JAPAN (b)     VALUE (a)    LEISURE (b)     MEDIUS        MEKROS
====================================================================================================================================
Changes from operations:
  Net investment income
    (expense) ....................  $        25   $        16   $      (188)  $        18   $        (2)  $      (648)  $    (2,275)
  Net realized gain (loss)
    on investments in
    portfolio shares .............          350            20           516           101            --         8,569        16,231
  Net change in unrealized
    appreciation (depreciation)
    of investments in
    portfolio shares .............           (3)          (37)        1,618           448           114         4,599        29,592
------------------------------------------------------------------------------------------------------------------------------------
    Net increase (decrease)
      in net assets from
      operations .................          372            (1)        1,946           567           112        12,520        43,548
------------------------------------------------------------------------------------------------------------------------------------
Changes from contract owners
    transactions:
  Net contract purchase
    payments (including
    breakage) ....................        2,591            83         2,633            --            27         1,189         3,058
  Contract redemptions ...........           --            --           (20)           --            --        (1,656)       (1,933)
  Net transfers ..................       (2,897)        2,895        24,882         8,004         1,369        15,620         9,547
------------------------------------------------------------------------------------------------------------------------------------
    Net increase (decrease) in
      net assets from contract
      owners' transactions .......         (306)        2,978        27,495         8,004         1,396        15,153        10,672
------------------------------------------------------------------------------------------------------------------------------------
      Net increase (decrease)
        in net assets ............           66         2,977        29,441         8,571         1,508        27,673        54,220
------------------------------------------------------------------------------------------------------------------------------------
Net assets, beginning of period ..           --            --            --            --            --        45,994       220,416
------------------------------------------------------------------------------------------------------------------------------------
      Net assets, end of period ..  $        66   $     2,977   $    29,441   $     8,571   $     1,508   $    73,667   $   274,636
====================================================================================================================================

a)   For the period July 15, 2004 (inception of fund) through December 31, 2004.

b)   For the period May 1, 2004 (inception of fund) through December 31, 2004.

   The accompanying notes are an integral part of these financial statements.

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT C
STATEMENTS OF OPERATIONS - CONTINUED

FOR THE YEAR ENDED DECEMBER 31, 2004

====================================================================================================================================
                                                                   RYDEX VARIABLE TRUST (CONTINUED)
                                    -----------------------------------------------------------------------------------------------
                                       MID-CAP                                  PRECIOUS        REAL         SECTOR      SMALL-CAP
                                     GROWTH (A)      NOVA           OTC        METALS (b)    ESTATE (b)     ROTATION     VALUE (a)
====================================================================================================================================
Investment income:
  Income dividends from
    investments in portfolio
    shares .......................  $        --   $        19   $        --   $        --    $       72         $  --   $         2
Expenses:
  Mortality and expense
    risk fees ....................            2           394         3,727           150            33           125             1
------------------------------------------------------------------------------------------------------------------------------------
    Net investment income
      (expense) ..................           (2)         (375)       (3,727)         (150)           39          (125)            1
------------------------------------------------------------------------------------------------------------------------------------
Net realized gains (losses)
    on investments in
    portfolio shares:
  Net realized gains (losses)
    on sales of investments
    in portfolio shares ..........         (208)       13,166        59,270         1,526           218            13            --
  Net realized short-term
    capital gain distributions
    from investments in
    portfolio shares .............           --            --            --            --            75            --           129
  Net realized long-term
    capital gain distributions
    from investments in
    portfolio shares .............           --            --            --            --             6            --            --
------------------------------------------------------------------------------------------------------------------------------------
    Net realized gain (loss)
      on investments in
      portfolio shares ...........         (208)       13,166        59,270         1,526           299            13           129
------------------------------------------------------------------------------------------------------------------------------------
Net change in unrealized
  appreciation (depreciation)
  of investments in portfolio
  shares .........................           36        (3,880)      (20,767)       (2,256)          947         1,349          (116)
------------------------------------------------------------------------------------------------------------------------------------
    Net increase (decrease)
      in net assets from
      operations .................  $      (174)  $     8,911   $    34,776   $      (880)  $     1,285   $     1,237   $        14
====================================================================================================================================


STATEMENTS OF CHANGES IN NET ASSETS - CONTINUED

FOR THE YEAR ENDED DECEMBER 31, 2004

====================================================================================================================================
                                                                   RYDEX VARIABLE TRUST (CONTINUED)
                                    -----------------------------------------------------------------------------------------------
                                       MID-CAP                                  PRECIOUS        REAL         SECTOR      SMALL-CAP
                                     GROWTH (a)      NOVA           OTC        METALS (b)    ESTATE (b)     ROTATION     VALUE (a)
====================================================================================================================================
Changes from operations:
  Net investment income
    (expense) ....................  $        (2)  $      (375)  $    (3,727)  $      (150)  $        39   $      (125)  $         1
  Net realized gain (loss)
    on investments in
    portfolio shares .............         (208)       13,166        59,270         1,526           299            13           129
  Net change in unrealized
    appreciation (depreciation)
    of investments in
    portfolio shares .............           36        (3,880)      (20,767)       (2,256)          947         1,349          (116)
------------------------------------------------------------------------------------------------------------------------------------
    Net increase (decrease)
      in net assets from
      operations .................         (174)        8,911        34,776          (880)        1,285         1,237            14
------------------------------------------------------------------------------------------------------------------------------------
Changes from contract owners
    transactions:
  Net contract purchase
    payments (including
    breakage) ....................           --        14,373        73,359          (104)        2,420           100            --
  Contract redemptions ...........           --        (7,113)      (37,021)           --            --            --            --
  Net transfers ..................        4,551        43,554       (19,074)       51,510        15,608        10,086         5,790
------------------------------------------------------------------------------------------------------------------------------------
    Net increase (decrease) in
      net assets from contract
      owners' transactions .......        4,551        50,814        17,264        51,406        18,028        10,186         5,790
------------------------------------------------------------------------------------------------------------------------------------
      Net increase (decrease)
        in net assets ............        4,377        59,725        52,040        50,526        19,313        11,423         5,804
------------------------------------------------------------------------------------------------------------------------------------
Net assets, beginning of period ..           --        27,652       378,612            --            --         4,714            --
------------------------------------------------------------------------------------------------------------------------------------
      Net assets, end of period ..  $     4,377   $    87,377   $   430,652   $    50,526   $    19,313   $    16,137   $     5,804
====================================================================================================================================

a)   For the period July 15, 2004 (inception of fund) through December 31, 2004.

b)   For the period May 1, 2004 (inception of fund) through December 31, 2004.

   The accompanying notes are an integral part of these financial statements.

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT C
STATEMENTS OF OPERATIONS - CONTINUED

FOR THE YEAR ENDED DECEMBER 31, 2004

====================================================================================================================================



                                                                    RYDEX VARIABLE TRUST (CONTINUED)
                                    -----------------------------------------------------------------------------------------------
                                                                                                U.S.
                                                      (a)                          U.S.      GOVERNMENT
                                                   TELECOMMU-       (a)        GOVERNMENT      MONEY
                                  TECHNOLOGY (a)   NICATIONS  TRANSPORTATION      BOND         MARKET        URSA      UTILITIES (a)
====================================================================================================================================
Investment income:
  Income dividends from
    investments in portfolio
    shares .......................  $        --   $        --   $        --   $        30   $       603   $        --   $         8
Expenses:
  Mortality and expense
    risk fees ....................           --            19             4             9         1,901            39             3
------------------------------------------------------------------------------------------------------------------------------------
    Net investment income
      (expense) ..................           --           (19)           (4)           21        (1,298)          (39)            5
------------------------------------------------------------------------------------------------------------------------------------
Net realized gains (losses)
    on investments in
    portfolio shares:
  Net realized gains (losses)
    on sales of investments
    in portfolio shares ..........            9          (551)         (197)           (9)           --            19            --
  Net realized short-term
    capital gain distributions
    from investments in
    portfolio shares .............           --            --            --            25            --            --            --
  Net realized long-term
    capital gain distributions
    from investments in
    portfolio shares .............           --            --            --             7            --            --            --
------------------------------------------------------------------------------------------------------------------------------------
    Net realized gain (loss)
      on investments in
      portfolio shares ...........            9          (551)         (197)           23            --            19            --
------------------------------------------------------------------------------------------------------------------------------------
Net change in unrealized
  appreciation (depreciation)
  of investments in portfolio
  shares .........................           --            --            --            71            --            --            76
------------------------------------------------------------------------------------------------------------------------------------
    Net increase (decrease)
      in net assets from
      operations .................  $         9   $      (570)  $      (201)  $       115   $    (1,298)  $       (20)  $        81
====================================================================================================================================


STATEMENTS OF CHANGES IN NET ASSETS - CONTINUED

FOR THE YEAR ENDED DECEMBER 31, 2004

====================================================================================================================================



                                                                    RYDEX VARIABLE TRUST (CONTINUED)
                                    -----------------------------------------------------------------------------------------------
                                                                                                U.S.
                                                      (a)                          U.S.      GOVERNMENT
                                                   TELECOMMU-       (a)        GOVERNMENT      MONEY
                                  TECHNOLOGY (a)   NICATIONS  TRANSPORTATION      BOND         MARKET        URSA      UTILITIES (a)
====================================================================================================================================
Changes from operations:
  Net investment income
    (expense) ....................  $        --   $       (19)  $        (4)  $        21   $    (1,298)  $       (39)  $         5
  Net realized gain (loss) on
    investments in portfolio
    shares .......................            9          (551)         (197)           23            --            19            --
  Net change in unrealized
    appreciation (depreciation)
    of investments in
    portfolio shares .............           --            --            --            71            --            --            76
------------------------------------------------------------------------------------------------------------------------------------
    Net increase (decrease)
      in net assets from
      operations .................            9          (570)         (201)          115        (1,298)          (20)           81
------------------------------------------------------------------------------------------------------------------------------------
Changes from contract owners
    transactions:
  Net contract purchase
    payments (including
    breakage) ....................           --           (12)           --           904         9,026            --            --
  Contract redemptions ...........           --            --            --            --      (141,679)           --            --
  Net transfers ..................           (9)          582           201           609       242,390            20           646
------------------------------------------------------------------------------------------------------------------------------------
    Net increase (decrease)
      in net assets from
      contract owners'
      transactions ...............           (9)          570           201         1,513       109,737            20           646
------------------------------------------------------------------------------------------------------------------------------------
      Net increase (decrease)
        in net assets ............           --            --            --         1,628       108,439            --           727
------------------------------------------------------------------------------------------------------------------------------------
Net assets, beginning of period ..           --            --            --            --        66,756            --            --
------------------------------------------------------------------------------------------------------------------------------------
      Net assets, end of period ..  $        --   $        --   $        --   $     1,628   $   175,195   $        --   $       727
====================================================================================================================================

a)   For the period May 1, 2004  (inception of fund) through  December 31, 2004.

   The accompanying notes are an integral part of these financial statements.

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT C
STATEMENTS OF OPERATIONS - CONTINUED

FOR THE YEAR ENDED DECEMBER 31, 2004

===================================================================================================================================
                                       RYDEX
                                     VARIABLE
                                       TRUST                         SALOMON BROTHERS
                                    (CONTINUED)                  VARIABLE SERIES FUNDS (a)                   SELIGMAN PORTFOLIOS
                                    -----------   -----------------------------------------------------   -------------------------

                                                                                                        COMMUNICATIONS
                                     VELOCITY                     ARGE CAP     STRATEGIC      TOTAL          AND          GLOBAL
                                      100 (a)       ALL CAP        GROWTH         BOND        RETURN      INFORMATION    TECHNOLOGY
===================================================================================================================================
Investment income:
  Income dividends from
    investments in portfolio
    shares .......................  $        --   $        58   $        18   $        --   $       296   $        --   $        --
Expenses:
  Mortality and expense
    risk fees ....................           24            31            36             1            56         1,323           932
-----------------------------------------------------------------------------------------------------------------------------------
    Net investment income
      (expense) ..................          (24)           27           (18)           (1)          240        (1,323)         (932)
-----------------------------------------------------------------------------------------------------------------------------------
Net realized gains (losses)
    on investments in
    portfolio shares:
  Net realized gains (losses)
    on sales of investments
    in portfolio shares ..........          538             1             1            19             2        13,650         1,912
  Net realized short-term
    capital gain distributions
    from investments in
    portfolio shares .............           --            --            --            --            30            --            --
  Net realized long-term
    capital gain distributions
    from investments in
    portfolio shares .............           --            --            --            --           242            --            --
-----------------------------------------------------------------------------------------------------------------------------------
    Net realized gain (loss)
      on investments in
      portfolio shares ...........          538             1             1            19           274        13,650         1,912
-----------------------------------------------------------------------------------------------------------------------------------
Net change in unrealized
  appreciation (depreciation)
  of investments in portfolio
  shares .........................           --           939           943            --           553        (1,547)          200
-----------------------------------------------------------------------------------------------------------------------------------
    Net increase (decrease)
      in net assets from
      operations .................  $       514   $       967   $       926   $        18   $     1,067   $    10,780   $     1,180
===================================================================================================================================


STATEMENTS OF CHANGES IN NET ASSETS - CONTINUED

FOR THE YEAR ENDED DECEMBER 31, 2004

===================================================================================================================================
                                       RYDEX
                                     VARIABLE
                                       TRUST                         SALOMON BROTHERS
                                    (CONTINUED)                  VARIABLE SERIES FUNDS (a)                   SELIGMAN PORTFOLIOS
                                    -----------   -----------------------------------------------------   -------------------------

                                                                                                        COMMUNICATIONS
                                     VELOCITY                     ARGE CAP     STRATEGIC      TOTAL          AND          GLOBAL
                                      100 (a)       ALL CAP        GROWTH         BOND        RETURN      INFORMATION    TECHNOLOGY
===================================================================================================================================
Changes from operations:
  Net investment income
    (expense) ....................  $       (24)  $        27   $       (18)  $        (1)  $       240   $    (1,323)  $      (932)
  Net realized gain (loss) on
    investments in portfolio
    shares .......................          538             1             1            19           274        13,650         1,912
  Net change in unrealized
    appreciation (depreciation)
    of investments in
    portfolio shares .............           --           939           943            --           553        (1,547)          200
-----------------------------------------------------------------------------------------------------------------------------------
    Net increase (decrease)
      in net assets from
      operations .................          514           967           926            18         1,067        10,780         1,180
-----------------------------------------------------------------------------------------------------------------------------------
Changes from contract owners
    transactions:
  Net contract purchase
    payments (including
    breakage) ....................           --        11,010            --            27            --        13,285         5,058
  Contract redemptions ...........           --            --            --            --            --       (67,298)      (14,023)
  Net transfers ..................         (514)           --         9,705           (45)       15,667        (3,995)          475
-----------------------------------------------------------------------------------------------------------------------------------
    Net increase (decrease)
      in net assets from
      contract owners'
      transactions ...............         (514)       11,010         9,705           (18)       15,667       (58,008)       (8,490)
-----------------------------------------------------------------------------------------------------------------------------------
      Net increase (decrease)
        in net assets ............           --        11,977        10,631            --        16,734       (47,228)       (7,310)
-----------------------------------------------------------------------------------------------------------------------------------
Net assets, beginning of period ..           --            --            --            --            --       168,494        97,742
-----------------------------------------------------------------------------------------------------------------------------------
      Net assets, end of period ..  $        --   $    11,977   $    10,631   $        --   $    16,734   $   121,266   $    90,432
===================================================================================================================================

a)   For the period May 1, 2004  (inception of fund) through  December 31, 2004.

   The accompanying notes are an integral part of these financial statements.

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT C
STATEMENTS OF OPERATIONS - CONTINUED

FOR THE YEAR ENDED DECEMBER 31, 2004

==============================================================================================================================
                                            STRONG                               THIRD
                                           VARIABLE                             AVENUE
                                           INSURANCE                           VARIABLE               VAN ECK WORLDWIDE
                                             FUNDS                           SERIES TRUST              INSURANCE TRUST
                                         ------------                        ------------      ------------------------------
                                                              STRONG
                                            MID CAP         OPPORTUNITY                          ABSOLUTE
                                           GROWTH II          FUND II            VALUE            RETURN             BOND
==============================================================================================================================
Investment income:
  Income dividends from
    investments in portfolio
    shares .........................     $         --      $         --      $      1,820      $         --      $     26,336
Expenses:
  Mortality and expense
    risk fees ......................            5,761             9,305             3,346                 8             2,812
------------------------------------------------------------------------------------------------------------------------------
    Net investment income
      (expense) ....................           (5,761)           (9,305)           (1,526)               (8)           23,524
------------------------------------------------------------------------------------------------------------------------------
Net realized gains (losses)
    on investments in
    portfolio shares:
  Net realized gains (losses)
    on sales of investments
    in portfolio shares ............          (29,150)           22,942            19,690                --            (8,234)
  Net realized short-term
    capital gain distributions
    from investments in
    portfolio shares ...............               --                --               752                13                --
  Net realized long-term
    capital gain distributions
    from investments in
    portfolio shares ...............               --                --             2,731                --                --
------------------------------------------------------------------------------------------------------------------------------
    Net realized gain (loss)
      on investments in
      portfolio shares .............          (29,150)           22,942            23,173                13            (8,234)
------------------------------------------------------------------------------------------------------------------------------
Net change in unrealized
  appreciation (depreciation)
  of investments in portfolio
  shares ...........................          131,285           139,333            36,414               (17)           (3,327)
------------------------------------------------------------------------------------------------------------------------------
    Net increase (decrease)
      in net assets from
      operations ...................     $     96,374      $    152,970      $     58,061      $        (12)     $     11,963
==============================================================================================================================


STATEMENTS OF CHANGES IN NET ASSETS - CONTINUED

FOR THE YEAR ENDED DECEMBER 31, 2004

==============================================================================================================================
                                            STRONG                               THIRD
                                           VARIABLE                             AVENUE
                                           INSURANCE                           VARIABLE               VAN ECK WORLDWIDE
                                             FUNDS                           SERIES TRUST              INSURANCE TRUST
                                         ------------                        ------------      ------------------------------
                                                              STRONG
                                            MID CAP         OPPORTUNITY                          ABSOLUTE
                                           GROWTH II          FUND II            VALUE            RETURN             BOND
==============================================================================================================================
Changes from operations:
  Net investment income
    (expense) ......................     $     (5,761)     $     (9,305)     $     (1,526)     $         (8)     $     23,524
  Net realized gain (loss)
    on investments in portfolio
    shares .........................          (29,150)           22,942            23,173                13            (8,234)
  Net change in unrealized
    appreciation (depreciation)
    of investments in
    portfolio shares ...............          131,285           139,333            36,414               (17)           (3,327)
------------------------------------------------------------------------------------------------------------------------------
    Net increase (decrease)
      in net assets from
      operations ...................           96,374           152,970            58,061               (12)           11,963
------------------------------------------------------------------------------------------------------------------------------
Changes from contract owners
    transactions:
  Net contract purchase
    payments (including
    breakage) ......................           57,731           129,976            42,132                --             7,610
  Contract redemptions .............          (55,521)          (48,765)          (86,223)               --          (123,310)
  Net transfers ....................          (73,083)          133,759           200,482                --            54,441
------------------------------------------------------------------------------------------------------------------------------
    Net increase (decrease) in
      net assets from contract
      owners' transactions .........          (70,873)          214,970           156,391                --           (61,259)
------------------------------------------------------------------------------------------------------------------------------
      Net increase (decrease)
        in net assets ..............           25,501           367,940           214,452               (12)          (49,296)
------------------------------------------------------------------------------------------------------------------------------
Net assets, beginning of period ....          587,939           788,517           200,586               889           280,149
------------------------------------------------------------------------------------------------------------------------------
      Net assets, end of period ....     $    613,440      $  1,156,457      $    415,038      $        877      $    230,853
==============================================================================================================================

   The accompanying notes are an integral part of these financial statements.

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT C
STATEMENTS OF OPERATIONS - CONTINUED

FOR THE YEAR ENDED DECEMBER 31, 2004

==============================================================================================================================

                                                                                                 VARIABLE
                                                         VAN ECK WORLDWIDE                      INSURANCE
                                                 INSURANCE TRUST FUNDS (CONTINUED)                FUNDS
                                         ------------------------------------------------      ------------
                                                                                                 CHOICE
                                           EMERGING            HARD              REAL            MARKET            COMBINED
                                            MARKETS           ASSETS            ESTATE           NEUTRAL             TOTAL
==============================================================================================================   =============
Investment income:
  Income dividends from
    investments in portfolio
    shares .........................     $      1,248      $      1,182      $        907      $         --      $  1,505,013
Expenses:
  Mortality and expense
    risk fees ......................            2,161             1,918             1,450               105         1,225,344
--------------------------------------------------------------------------------------------------------------   -------------
    Net investment income
      (expense) ....................             (913)             (736)             (543)             (105)          279,669
--------------------------------------------------------------------------------------------------------------   -------------
Net realized gains (losses)
    on investments in
    portfolio shares:
  Net realized gains (losses)
    on sales of investments
    in portfolio shares ............           40,853            60,460            21,193            (2,045)          283,628
  Net realized short-term
    capital gain distributions
    from investments in
    portfolio shares ...............               --                --                --                42            56,000
  Net realized long-term
    capital gain distributions
    from investments in
    portfolio shares ...............               --                --                --                --           488,003
--------------------------------------------------------------------------------------------------------------   -------------
    Net realized gain (loss)
      on investments in
      portfolio shares .............           40,853            60,460            21,193            (2,003)          827,631
--------------------------------------------------------------------------------------------------------------   -------------
Net change in unrealized
  appreciation (depreciation)
  of investments in portfolio
  shares ...........................            5,079           (23,743)           30,550              (586)       25,847,052
--------------------------------------------------------------------------------------------------------------   -------------
    Net increase (decrease)
      in net assets from
      operations ...................     $     45,019      $     35,981      $     51,200      $     (2,694)     $ 26,954,352
==============================================================================================================   =============


STATEMENTS OF CHANGES IN NET ASSETS - CONTINUED

FOR THE YEAR ENDED DECEMBER 31, 2004

==============================================================================================================   =============

                                                                                                 VARIABLE
                                                         VAN ECK WORLDWIDE                      INSURANCE
                                                 INSURANCE TRUST FUNDS (CONTINUED)                FUNDS
                                         ------------------------------------------------      ------------
                                                                                                 CHOICE
                                           EMERGING            HARD              REAL            MARKET            COMBINED
                                            MARKETS           ASSETS            ESTATE           NEUTRAL             TOTAL
==============================================================================================================   =============
Changes from operations:
  Net investment income
    (expense) ......................     $       (913)     $       (736)     $       (543)     $       (105)     $    279,669
  Net realized gain (loss)
    on investments in portfolio
    shares .........................           40,853            60,460            21,193            (2,003)          827,631
  Net change in unrealized
    appreciation (depreciation)
    of investments in
    portfolio shares ...............            5,079           (23,743)           30,550              (586)       25,847,052
--------------------------------------------------------------------------------------------------------------   -------------
    Net increase (decrease)
      in net assets from
      operations ...................           45,019            35,981            51,200            (2,694)       26,954,352
--------------------------------------------------------------------------------------------------------------   -------------
Changes from contract owners
    transactions:
  Net contract purchase
    payments (including
    breakage) ......................            8,234            36,824            19,611             4,220         8,680,763
  Contract redemptions .............           (8,245)          (31,807)          (16,562)               --       (23,592,754)
  Net transfers ....................           52,851           (81,387)          170,509            (2,582)         (663,208)
--------------------------------------------------------------------------------------------------------------   -------------
    Net increase (decrease) in
      net assets from contract
      owners' transactions .........           52,840           (76,370)          173,558             1,638       (15,575,199)
--------------------------------------------------------------------------------------------------------------   -------------
      Net increase (decrease)
        in net assets ..............           97,859           (40,389)          224,758            (1,056)       11,379,153
--------------------------------------------------------------------------------------------------------------   -------------
Net assets, beginning of period ....          176,983           301,786            53,985             5,585       190,517,993
--------------------------------------------------------------------------------------------------------------   -------------
      Net assets, end of period ....     $    274,842      $    261,397      $    278,743      $      4,529      $201,897,146
==============================================================================================================   =============

   The accompanying notes are an integral part of these financial statements.

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT C
STATEMENTS OF OPERATIONS

FOR THE YEAR ENDED DECEMBER 31, 2003

====================================================================================================================================
                                                                            40|86 SERIES TRUST PORTFOLIOS (a)
                                                       -----------------------------------------------------------------------------
                                                                                           FIXED                        GOVERNMENT
                                                         BALANCED         EQUITY          INCOME        FOCUS 20        SECURITIES
====================================================================================================================================
Investment income:
   Income dividends from investments in
      portfolio shares .............................     $  255,621    $    243,667       $ 418,535       $      --        $ 30,742
Expenses:
   Mortality and expense risk fees, net ............        111,363         640,853          66,705             511           9,094
------------------------------------------------------------------------------------------------------------------------------------
      Net investment income (expense) ..............        144,258        (397,186)        351,830            (511)         21,648
------------------------------------------------------------------------------------------------------------------------------------
Net realized gains (losses) on investments
      in portfolio shares:
   Net realized gains (losses) on sales of
      investments in portfolio shares ..............       (447,049)    (32,477,349)        262,229           7,043            (545)
   Net realized short-term capital gain
      distributions from investments in
      portfolio shares .............................             --              --              --              --           5,094
   Net realized long-term capital gain
      distributions from investments in
      portfolio shares .............................             --              --              --              --              --
------------------------------------------------------------------------------------------------------------------------------------
   Net realized gain (loss) on investments in
      portfolio shares .............................       (447,049)    (32,477,349)        262,229           7,043           4,549
------------------------------------------------------------------------------------------------------------------------------------
Net change in unrealized appreciation
   (depreciation) of investments in
   portfolio shares ................................      2,539,968      63,999,132         115,296          11,798         (22,992)
------------------------------------------------------------------------------------------------------------------------------------
      Net increase (decrease) in net assets
         from operations ...........................    $ 2,237,177    $ 31,124,597       $ 729,355        $ 18,330         $ 3,205
====================================================================================================================================


STATEMENTS OF CHANGES IN NET ASSETS

FOR THE YEAR ENDED DECEMBER 31, 2003

====================================================================================================================================
                                                                            40|86 SERIES TRUST PORTFOLIOS (a)
                                                       -----------------------------------------------------------------------------
                                                                                           FIXED                        GOVERNMENT
                                                         BALANCED         EQUITY          INCOME        FOCUS 20        SECURITIES
====================================================================================================================================
Changes from operations:
   Net investment income (expense) .................   $    144,258    $   (397,186)    $   351,830       $    (511)      $  21,648
   Net realized gain (loss) on investments in
      portfolio shares .............................       (447,049)    (32,477,349)        262,229           7,043           4,549
   Net change in unrealized appreciation
     (depreciation) of investments in
     portfolio shares ..............................      2,539,968      63,999,132         115,296          11,798         (22,992)
------------------------------------------------------------------------------------------------------------------------------------
   Net increase (decrease) in net assets
      from operations ..............................      2,237,177      31,124,597         729,355          18,330           3,205
------------------------------------------------------------------------------------------------------------------------------------
Changes from contract owners' transactions:
   Net contract purchase payments
      (including breakage) .........................        705,929       3,448,019         340,362           8,301          79,593
   Contract redemptions ............................     (1,738,523)    (21,029,970)     (1,447,941)         (1,204)       (382,058)
   Net transfers ...................................        276,744      (2,447,681)       (264,630)         68,243              74
------------------------------------------------------------------------------------------------------------------------------------
      Net increase (decrease) in net assets
            from contract owners' transactions .....       (755,850)    (20,029,632)     (1,372,209)         75,340        (302,391)
------------------------------------------------------------------------------------------------------------------------------------
         Net increase (decrease) in net assets .....      1,481,327      11,094,965        (642,854)         93,670        (299,186)
------------------------------------------------------------------------------------------------------------------------------------
Net assets, beginning of period ....................     10,630,178      97,768,915       9,260,055          14,207         973,955
------------------------------------------------------------------------------------------------------------------------------------
         Net assets, end of period .................   $ 12,111,505    $108,863,880     $ 8,617,201       $ 107,877       $ 674,769
====================================================================================================================================

Notes:

a) Formerly Conseco Series Trust prior to its name change effective September 17, 2003.

b) For the period May 1, 2003 (inception date of fund) through December 31, 2003.

   The accompanying notes are an integral part of these financial statements.

====================================================================================================================================
    40|86 SERIES TRUST            AIM VARIABLE                                                                     ALLIANCE VARIABLE
PORTFOLIOS (CONTINUED)(a)        INSURANCE FUNDS                           THE ALGER AMERICAN FUNDS                 PRODUCTS SERIES
----------------------    --------------------------    ----------------------------------------------------------  ---------------
 HIGH          MONEY          BASIC      MID CAP CORE                   LEVERAGED       MIDCAP          SMALL         GROWTH AND
 YIELD        MARKET        VALUE (b)     EQUITY (b)       GROWTH        ALLCAP         GROWTH     CAPITALIZATION       INCOME
====================================================================================================================================


$ 7,815      $  21,633         $    --          $  --      $      --      $      --      $      --      $      --        $  14

  1,208         33,815              70              8         14,856         30,513          8,096         10,690           30
------------------------------------------------------------------------------------------------------------------------------------
  6,607        (12,182)            (70)            (8)       (14,856)       (30,513)        (8,096)       (10,690)         (16)
------------------------------------------------------------------------------------------------------------------------------------



 11,082             --               7              1       (295,884)    (1,030,784)       (41,665)      (102,933)          10


     --             --              --             15             --             --             --             --           --

     --             --              --             --             --             --             --             --           --
------------------------------------------------------------------------------------------------------------------------------------

 11,082             --               7             16       (295,884)    (1,030,784)       (41,665)      (102,933)          10
------------------------------------------------------------------------------------------------------------------------------------


  8,812             --           2,402            206        752,601      1,941,255        353,129        487,702          814
------------------------------------------------------------------------------------------------------------------------------------

$26,501      $ (12,182)        $ 2,339          $ 214      $ 441,861      $ 879,958      $ 303,368      $ 374,079        $ 808
====================================================================================================================================






====================================================================================================================================
    40|86 SERIES TRUST            AIM VARIABLE                                                                     ALLIANCE VARIABLE
PORTFOLIOS (CONTINUED)(a)        INSURANCE FUNDS                           THE ALGER AMERICAN FUNDS                 PRODUCTS SERIES
----------------------    --------------------------    ----------------------------------------------------------  ---------------
 HIGH          MONEY          BASIC      MID CAP CORE                   LEVERAGED       MIDCAP          SMALL         GROWTH AND
 YIELD        MARKET        VALUE (b)     EQUITY (b)       GROWTH        ALLCAP         GROWTH     CAPITALIZATION       INCOME
====================================================================================================================================


$  6,607   $   (12,182)       $    (70)       $    (8)   $   (14,856)   $   (30,513)   $    (8,096)   $   (10,690)       $  (16)

  11,082            --               7             16       (295,884)    (1,030,784)       (41,665)      (102,933)           10


   8,812            --           2,402            206        752,601      1,941,255        353,129        487,702           814
------------------------------------------------------------------------------------------------------------------------------------

  26,501       (12,182)          2,339            214        441,861        879,958        303,368        374,079           808
------------------------------------------------------------------------------------------------------------------------------------


  13,134       213,866           3,500          1,148        189,088        182,873         96,767        100,400         1,026
(109,238)   (1,308,989)            (20)            --       (317,188)      (890,363)       (60,326)      (181,789)          (20)
 121,059       (51,018)         19,744          1,528        (56,417)       (76,583)       220,346         84,723         3,661
------------------------------------------------------------------------------------------------------------------------------------


  24,955    (1,146,141)         23,224          2,676       (184,517)      (784,073)       256,787          3,334         4,667
------------------------------------------------------------------------------------------------------------------------------------
  51,456    (1,158,323)         25,563          2,890        257,344         95,885        560,155        377,413         5,475
------------------------------------------------------------------------------------------------------------------------------------
  74,889     3,842,602              --             --      1,368,066      2,890,657        629,001        896,547           776
------------------------------------------------------------------------------------------------------------------------------------
$126,345   $ 2,684,279        $ 25,563        $ 2,890    $ 1,625,410    $ 2,986,542    $ 1,189,156    $ 1,273,960        $6,251
====================================================================================================================================

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT C
STATEMENTS OF OPERATIONS - CONTINUED


FOR THE YEAR ENDED DECEMBER 31, 2003

============================================================================================================================
                                                              AMERICAN CENTURY                  BERGER INSTITUTIONAL
                                                             VARIABLE PORTFOLIOS                   PRODUCTS TRUST
                                                    ---------------------------------------   -------------------------



                                                     INCOME AND
                                                       GROWTH    INTERNATIONAL     VALUE       GROWTH(a)  INTERNATIONAL(a)
============================================================================================================================
Investment income:
   Income dividends from investments in
      portfolio shares ...........................     $  1,436      $  1,534     $  10,763       $   166      $    100
Expenses:
   Mortality and expense risk fees, net ..........        1,626         2,572         9,414           440            16
----------------------------------------------------------------------------------------------------------------------------
      Net investment income (expense) ............         (190)       (1,038)        1,349          (274)           84
----------------------------------------------------------------------------------------------------------------------------
Net realized gains (losses) on investments in
      portfolio shares:
   Net realized gains (losses) on sales of
      investments in portfolio shares ............       (6,275)       (1,995)      (37,013)     (307,380)       (3,028)
   Net realized short-term capital gain
      distributions from investments in
      portfolio shares ...........................           --            --            --            --            --
   Net realized long-term capital gain
      distributions from investments in
      portfolio shares ...........................           --            --            --            --            --
----------------------------------------------------------------------------------------------------------------------------
      Net realized gain (loss) on investments
         in portfolio shares .....................       (6,275)       (1,995)      (37,013)     (307,380)       (3,028)
----------------------------------------------------------------------------------------------------------------------------
Net change in unrealized appreciation
   (depreciation) of investments in
   portfolio shares ..............................       41,442        67,820       263,011       314,766         1,831
----------------------------------------------------------------------------------------------------------------------------
      Net increase (decrease) in net assets
         from operations .........................     $ 34,977      $ 64,787     $ 227,347       $ 7,112      $ (1,113)
============================================================================================================================



STATEMENTS OF CHANGES IN NET ASSETS - CONTINUED


FOR THE YEAR ENDED DECEMBER 31, 2003

============================================================================================================================
                                                              AMERICAN CENTURY                  BERGER INSTITUTIONAL
                                                             VARIABLE PORTFOLIOS                   PRODUCTS TRUST
                                                    ---------------------------------------   -------------------------



                                                     INCOME AND
                                                       GROWTH    INTERNATIONAL     VALUE       GROWTH(a)  INTERNATIONAL(a)
============================================================================================================================
Changes from operations:
   Net investment income (expense) ...............    $    (190)    $  (1,038)  $     1,349     $   (274)     $     84
   Net realized gain (loss) on investments in
      portfolio shares ...........................       (6,275)       (1,995)      (37,013)     (307,380)       (3,028)
   Net change in unrealized appreciation
      (depreciation) of investments in
      portfolio shares ...........................       41,442        67,820       263,011       314,766         1,831
----------------------------------------------------------------------------------------------------------------------------
     Net increase (decrease) in net assets
        from operations ..........................       34,977        64,787       227,347         7,112        (1,113)
----------------------------------------------------------------------------------------------------------------------------
Changes from contract owners' transactions:
   Net contract purchase payments
      (including breakage) .......................       14,313        22,602       150,255        25,671           233
   Contract redemptions ..........................      (19,587)      (37,313)     (281,290)      (18,620)           --
   Net transfers .................................       87,640       142,379       (29,020)     (218,147)       (6,952)
----------------------------------------------------------------------------------------------------------------------------
      Net increase (decrease) in net assets
            from contract owners' transactions ...       82,366       127,668      (160,055)     (211,096)       (6,719)
----------------------------------------------------------------------------------------------------------------------------
         Net increase (decrease) in net assets ...      117,343       192,455        67,292      (203,984)       (7,832)
----------------------------------------------------------------------------------------------------------------------------
Net assets, beginning of period ..................      109,159       207,127       944,047       203,984         7,832
----------------------------------------------------------------------------------------------------------------------------
         Net assets, end of period ...............    $ 226,502     $ 399,582   $ 1,011,339     $      --     $      --
============================================================================================================================

Notes:

a) For the period January 1, 2003 through March 21, 2003 for the Berger funds. These Berger funds were merged on March 21, 2003 into the Janus Aspen Funds.
     Berger IPT Growth to Janus Aspen Growth
     Berger IPT Large Cap Growth to Janus Aspen Growth and Income
     Berger IPT International to Janus Aspen International Growth

b)   For the period  January 1, 2003  through  March 31,  2003  (termination  of fund).

c)   Formerly  Utility Fund prior to its name change  effective May 1, 2003.

   The accompanying notes are an integral part of these financial statements.

==========================================================================================================================
   BERGER INSTITUTIONAL                                     DREYFUS VARIABLE
PRODUCTS TRUST (CONTINUED)                                  INVESTMENT FUNDS             FEDERATED INSURANCE SERIES
-------------------------                               -------------------------   ------------------------------------

                               DREYFUS
                 SMALL        SOCIALLY       DREYFUS                                                 HIGH
  LARGE CAP    COMPANY       RESPONSIBLE      STOCK     DISCIPLINED  INTERNATIONAL     CAPITAL       INCOME  INTERNATIONAL
  GROWTH(a)    GROWTH(b)       GROWTH         INDEX        STOCK         VALUE      INCOME II(c)    BOND II    EQUITY II
==========================================================================================================================


    $    453     $      --     $   3,082   $   168,677     $  1,099      $  1,687      $ 18,128      $ 26,187     $     --

       1,085           500        26,353       113,525        1,275           986         3,014         3,629        1,930
--------------------------------------------------------------------------------------------------------------------------
        (632)         (500)      (23,271)       55,152         (176)          701        15,114        22,558       (1,930)
--------------------------------------------------------------------------------------------------------------------------



    (377,383)     (252,549)     (431,729)     (820,442)      (1,256)       (2,782)      (74,578)        4,598      (10,967)


          --            --            --            --           --            --            --            --           --


          --            --            --            --           --            --            --            --           --
--------------------------------------------------------------------------------------------------------------------------

    (377,383)     (252,549)     (431,729)     (820,442)      (1,256)       (2,782)      (74,578)        4,598      (10,967)
--------------------------------------------------------------------------------------------------------------------------


     397,937       237,247     1,043,529     3,522,884       27,250        39,488       109,367        42,285       69,764
--------------------------------------------------------------------------------------------------------------------------

    $ 19,922     $ (15,802)    $ 588,529   $ 2,757,594     $ 25,818      $ 37,407      $ 49,903      $ 69,441     $ 56,867
==========================================================================================================================




==========================================================================================================================
   BERGER INSTITUTIONAL                                     DREYFUS VARIABLE
PRODUCTS TRUST (CONTINUED)                                  INVESTMENT FUNDS             FEDERATED INSURANCE SERIES
-------------------------                               -------------------------   ------------------------------------

                               DREYFUS
                 SMALL        SOCIALLY       DREYFUS                                                 HIGH
  LARGE CAP    COMPANY       RESPONSIBLE      STOCK     DISCIPLINED  INTERNATIONAL     CAPITAL       INCOME  INTERNATIONAL
  GROWTH(a)    GROWTH(b)       GROWTH         INDEX        STOCK         VALUE      INCOME II(c)    BOND II    EQUITY II
==========================================================================================================================

    $   (632)    $    (500)  $   (23,271)  $    55,152    $    (176)    $     701     $  15,114     $  22,558    $  (1,930)

    (377,383)     (252,549)     (431,729)     (820,442)      (1,256)       (2,782)      (74,578)        4,598      (10,967)


     397,937       237,247     1,043,529     3,522,884       27,250        39,488       109,367        42,285       69,764
--------------------------------------------------------------------------------------------------------------------------

      19,922       (15,802)      588,529     2,757,594       25,818        37,407        49,903        69,441       56,867
--------------------------------------------------------------------------------------------------------------------------


      18,284           484       307,329       966,426       21,355        60,511        10,663        78,825       16,868
      (4,546)       (4,590)     (252,135)   (1,842,058)      (4,738)      (11,993)      (38,320)     (105,286)     (24,003)
    (534,443)     (218,453)       25,502      (204,312)     (22,182)       29,154        14,792       (10,259)     116,236
--------------------------------------------------------------------------------------------------------------------------

    (520,705)     (222,559)       80,696    (1,079,944)      (5,565)       77,672       (12,865)      (36,720)     109,101
--------------------------------------------------------------------------------------------------------------------------
    (500,783)     (238,361)      669,225     1,677,650       20,253       115,079        37,038        32,721      165,968
--------------------------------------------------------------------------------------------------------------------------
     500,783       238,361     2,353,156    10,810,753      124,144        74,152       287,340       364,755      161,783
--------------------------------------------------------------------------------------------------------------------------
    $     --     $      --   $ 3,022,381   $12,488,403    $ 144,397     $ 189,231     $ 324,378     $ 397,476    $ 327,751
==========================================================================================================================

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT C
STATEMENTS OF OPERATIONS - CONTINUED

FOR THE YEAR ENDED DECEMBER 31, 2003

==========================================================================================================================


                                                          FIRST AMERICAN                   INVESCO VARIABLE
                                                       INSURANCE PORTFOLIOS                INVESTMENT FUNDS
                                                    -------------------------   ---------------------------------------

                                                     LARGE CAP      MID CAP        CORE        FINANCIAL      HEALTH
                                                      GROWTH        GROWTH       EQUITY (c)   SERVICES (c)  SCIENCES (c)
==========================================================================================================================
Investment income:
   Income dividends from investments in
      portfolio shares ...........................      $    --       $    --     $   1,897       $    29      $     --
Expenses:
   Mortality and expense risk fees, net ..........           15           208         1,133            55           477
--------------------------------------------------------------------------------------------------------------------------
     Net investment income (expense) .............          (15)         (208)          764           (26)         (477)
--------------------------------------------------------------------------------------------------------------------------
Net realized gains (losses) on investments in
      portfolio shares:
   Net realized gains (losses) on sales of
      investments in portfolio shares ............          198         5,156           562           454           959
   Net realized short-term capital gain
      distributions from investments in
      portfolio shares ...........................           --            --            --            --            --
   Net realized long-term capital gain
      distributions from investments in
      portfolio shares ...........................           --            --            --            --            --
--------------------------------------------------------------------------------------------------------------------------
     Net realized gain (loss) on investments in
         portfolio shares ........................          198         5,156           562           454           959
--------------------------------------------------------------------------------------------------------------------------
Net change in unrealized appreciation
   (depreciation) of investments in
   portfolio shares ..............................          113           969        22,790         1,089        10,972
--------------------------------------------------------------------------------------------------------------------------
   Net increase (decrease) in net assets
      from operations ............................        $ 296       $ 5,917      $ 24,116       $ 1,517      $ 11,454
==========================================================================================================================



STATEMENTS OF CHANGES IN NET ASSETS - CONTINUED

FOR THE YEAR ENDED DECEMBER 31, 2003

==========================================================================================================================


                                                          FIRST AMERICAN                   INVESCO VARIABLE
                                                       INSURANCE PORTFOLIOS                INVESTMENT FUNDS
                                                    -------------------------   ---------------------------------------

                                                     LARGE CAP      MID CAP        CORE        FINANCIAL      HEALTH
                                                      GROWTH        GROWTH       EQUITY (c)   SERVICES (c)   SCIENCES (c)
==========================================================================================================================
Changes from operations:
   Net investment income (expense) ...............      $   (15)      $  (208)    $     764       $   (26)     $   (477)
   Net realized gain (loss) on investments in
      portfolio shares ...........................          198         5,156           562           454           959
   Net change in unrealized appreciation
      (depreciation) of investments in
      portfolio shares ...........................          113           969        22,790         1,089        10,972
--------------------------------------------------------------------------------------------------------------------------
      Net increase (decrease) in net assets
        from operations ..........................          296         5,917        24,116         1,517        11,454
--------------------------------------------------------------------------------------------------------------------------
Changes from contract owners' transactions:
   Net contract purchase payments
      (including breakage) .......................        1,342         2,600        63,434        (2,505)        6,175
   Contract redemptions ..........................       (1,035)         (407)      (10,946)         (157)         (454)
   Net transfers .................................          961       (25,594)         (381)        2,981        39,429
--------------------------------------------------------------------------------------------------------------------------
      Net increase (decrease) in net assets
            from contract owners' transactions ...        1,268       (23,401)       52,107           319        45,150
--------------------------------------------------------------------------------------------------------------------------
         Net increase (decrease) in net assets ...        1,564       (17,484)       76,223         1,836        56,604
--------------------------------------------------------------------------------------------------------------------------
Net assets, beginning of period ..................          488        21,146       103,599         4,331        23,511
--------------------------------------------------------------------------------------------------------------------------
   Net assets, end of period .....................      $ 2,052       $ 3,662     $ 179,822       $ 6,167      $ 80,115
==========================================================================================================================

Notes:

a) For the period March 21, 2003 through December 31, 2003 as result of Berger liquidation (see Note (a) on page 8).

b) Formerly Janus Aggressive Growth prior to its name change effective May 1, 2003.

c) As a result of an April 30, 2004 merger with AIM, the following funds were renamed:
       As of April 30, 2004:
         Ivesco VIF Real Estate Oppportunity to AIM VI Real Estate
       As of October 15, 2004:
         Ivesco VIF Core Equity to AIM VI Core Stock
         Ivesco VIF Financial Services to AIM VI Financial Services
         Ivesco VIF Technology to AIM VI Technology

d) As a result of an April 30, 2004 merger, Invesco VIF High Yield was merged into AIM VI High Yield.

   The accompanying notes are an integral part of these financial statements.

=========================================================================================================================
                                                                                                                LAZARD
                                                                                                              RETIREMENT
             INVESCO VARIABLE                                                                                   SERIES
       INVESTMENT FUNDS (CONTINUED)                               JANUS ASPEN SERIES                          PORTFOLIOS
---------------------------------------   ------------------------------------------------------------------  -----------

              REAL ESTATE                               GROWTH AND  INTERNATIONAL    MID CAP      WORLDWIDE
HIGH YIELD(d) OPPORTUNITY(c) TECHNOLOGY(c)   GROWTH       INCOME(a)    GROWTH(a)     GROWTH(b)      GROWTH       EQUITY
=========================================================================================================================


$     3,072     $   2,978      $     --   $     5,198    $   5,679      $    366   $        --   $   133,806     $    246

        450         1,359            93        55,265        4,210           147        50,762       118,753          357
-------------------------------------------------------------------------------------------------------------------------
      2,622         1,619           (93)      (50,067)       1,469           219       (50,762)       15,053         (111)
-------------------------------------------------------------------------------------------------------------------------



        (71)        3,023           568      (751,915)      10,220           822    (2,260,610)   (1,782,178)        (137)


         --            --            --            --           --            --            --            --           --


         --            --            --            --           --            --            --            --           --
-------------------------------------------------------------------------------------------------------------------------

        (71)        3,023           568      (751,915)      10,220           822    (2,260,610)   (1,782,178)        (137)
-------------------------------------------------------------------------------------------------------------------------


      6,909        41,249         1,250     2,312,968       88,876         4,715     3,811,782     4,229,738        7,840
-------------------------------------------------------------------------------------------------------------------------

$     9,460     $  45,891      $  1,725   $ 1,510,986    $ 100,565      $  5,756   $ 1,500,410   $ 2,462,613     $  7,592
=========================================================================================================================







=========================================================================================================================
                                                                                                                LAZARD
                                                                                                              RETIREMENT
             INVESCO VARIABLE                                                                                   SERIES
       INVESTMENT FUNDS (CONTINUED)                               JANUS ASPEN SERIES                          PORTFOLIOS
---------------------------------------   ------------------------------------------------------------------  -----------

                REAL ESTATE                              GROWTH AND   INTERNATIONAL    MID CAP      WORLDWIDE
HIGH YIELD(d)  OPPORTUNITY(c) TECHNOLOGY(c)   GROWTH      INCOME(a)     GROWTH(a)     GROWTH(b)      GROWTH       EQUITY
=========================================================================================================================

$     2,622     $   1,619      $    (93)  $   (50,067)   $   1,469      $    219   $   (50,762)  $    15,053     $   (111)

        (71)        3,023           568      (751,915)      10,220           822    (2,260,610)   (1,782,178)        (137)


      6,909        41,249         1,250     2,312,968       88,876         4,715     3,811,782     4,229,738        7,840
-------------------------------------------------------------------------------------------------------------------------

      9,460        45,891         1,725     1,510,986      100,565         5,756     1,500,410     2,462,613        7,592
-------------------------------------------------------------------------------------------------------------------------


      7,787        36,251           743       706,312       50,171         1,411       625,733     1,121,152        2,297
     (2,590)       (2,619)          (20)     (620,704)     (74,108)           --      (768,247)   (2,521,370)      (1,127)
     20,576        33,040        15,682      (276,970)     481,857        33,383      (390,680)     (715,089)         662
-------------------------------------------------------------------------------------------------------------------------

     25,773        66,672        16,405      (191,362)     457,920        34,794      (533,194)   (2,115,307)       1,832
-------------------------------------------------------------------------------------------------------------------------
     35,233       112,563        18,130     1,319,624      558,485        40,550       967,216       347,306        9,424
-------------------------------------------------------------------------------------------------------------------------
     19,477        89,180           208     4,991,550           --            --     4,690,532    12,221,205       31,877
-------------------------------------------------------------------------------------------------------------------------
$    54,710     $ 201,743      $ 18,338   $ 6,311,174    $ 558,485      $ 40,550   $ 5,657,748   $12,568,511     $ 41,301
=========================================================================================================================

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT C
STATEMENTS OF OPERATIONS - CONTINUED

FOR THE YEAR ENDED DECEMBER 31, 2003

=========================================================================================================================
                                                     LAZARD
                                                   RETIREMENT
                                                     SERIES                                       NEUBERGER BERMAN
                                                   PORTFOLIOS                                    ADVISERS MANAGEMENT
                                                   (CONTINUED)    LORD ABBETT SERIES FUNDS        TRUST PORTFOLIOS
                                                    ---------     -------------------------   -------------------------

                                                                                                              LIMITED
                                                                   AMERICA'S    GROWTH AND                   MATURITY
                                                    SMALL CAP      VALUE (a)      INCOME      FASCIANO (a)     BOND
=========================================================================================================================
Investment income:
   Income dividends from investments in
      portfolio shares ...........................    $      --      $    282   $     6,104       $     1     $   6,856
Expenses:
   Mortality and expense risk fees, net ..........        3,297            38         8,035             7         1,449
-------------------------------------------------------------------------------------------------------------------------
     Net investment income (expense) .............       (3,297)          244        (1,931)           (6)        5,407
-------------------------------------------------------------------------------------------------------------------------
Net realized gains (losses) on investments in
      portfolio shares:
   Net realized gains (losses) on sales of
      investments in portfolio shares ............      (15,917)            3        (1,664)           --         1,216
   Net realized short-term capital gain
      distributions from investments in
      portfolio shares ...........................           --           205            --            --            --
   Net realized long-term capital gain
      distributions from investments in
      portfolio shares ...........................           --            --            --            --            --
-------------------------------------------------------------------------------------------------------------------------
      Net realized gain (loss) on investments in
         portfolio shares ........................      (15,917)          208        (1,664)           --         1,216
-------------------------------------------------------------------------------------------------------------------------
Net change in unrealized appreciation
   (depreciation) of investments in
   portfolio shares ..............................      121,402         1,468       224,793           255        (4,511)
-------------------------------------------------------------------------------------------------------------------------
   Net increase (decrease) in net assets
      from operations ............................    $ 102,188       $ 1,920     $ 221,198         $ 249       $ 2,112
=========================================================================================================================



STATEMENTS OF CHANGES IN NET ASSETS - CONTINUED

FOR THE YEAR ENDED DECEMBER 31, 2003

=========================================================================================================================
                                                     LAZARD
                                                   RETIREMENT
                                                     SERIES                                       NEUBERGER BERMAN
                                                   PORTFOLIOS                                    ADVISERS MANAGEMENT
                                                   (CONTINUED)    LORD ABBETT SERIES FUNDS        TRUST PORTFOLIOS
                                                    ---------     -------------------------   -------------------------

                                                                                                              LIMITED
                                                                   AMERICA'S    GROWTH AND                   MATURITY
                                                    SMALL CAP      VALUE (a)      INCOME      FASCIANO (a)     BOND
=========================================================================================================================
Changes from operations:
   Net investment income (expense) ...............    $  (3,297)     $    244   $    (1,931)      $    (6)    $   5,407
   Net realized gain (loss) on investments in
      portfolio shares ...........................      (15,917)          208        (1,664)           --         1,216
   Net change in unrealized appreciation
      (depreciation) of investments in
      portfolio shares ...........................      121,402         1,468       224,793           255        (4,511)
-------------------------------------------------------------------------------------------------------------------------
     Net increase (decrease) in net assets
        from operations ..........................      102,188         1,920       221,198           249         2,112
-------------------------------------------------------------------------------------------------------------------------
Changes from contract owners' transactions:
   Net contract purchase payments
      (including breakage) .......................       57,509         2,146        74,217           (42)       35,672
   Contract redemptions ..........................      (25,253)          (20)      (81,235)           --        (8,640)
   Net transfers .................................      (41,502)       19,489       143,492         2,563        (1,978)
-------------------------------------------------------------------------------------------------------------------------
     Net increase (decrease) in net assets
           from contract owners' transactions ....       (9,246)       21,615       136,474         2,521        25,054
-------------------------------------------------------------------------------------------------------------------------
        Net increase (decrease) in net assets ....       92,942        23,535       357,672         2,770        27,166
-------------------------------------------------------------------------------------------------------------------------
Net assets, beginning of period ..................      309,781            --       675,876            --       124,582
-------------------------------------------------------------------------------------------------------------------------
   Net assets, end of period .....................    $ 402,723      $ 23,535   $ 1,033,548       $ 2,770     $ 151,748
=========================================================================================================================

Notes:

a)   For the period May 1, 2003  (inception of fund) through  December 31, 2003.

   The accompanying notes are an integral part of these financial statements.


==========================================================================================================================


                                                                                                                 ROYCE
       NEUBERGER BERMAN ADVISERS               PIMCO VARIABLE                    PIONEER VARIABLE               CAPITAL
MANAGEMENT TRUST PORTFOLIOS (CONTINUED)        INSURANCE TRUST                    CONTRACTS TRUST                FUND
 -------------------------------------     ------------------------   ---------------------------------------  ---------


  MIDCAP                                      REAL         TOTAL        EQUITY
  GROWTH       PARTNERS      REGENCY(a)     RETURN(a)    RETURN(a)      INCOME        EUROPE          FUND    MICRO-CAP(a)
==========================================================================================================================


       $  --     $      --      $     --       $     6      $    48     $   4,162          $  4      $    687    $      --

           3         2,683            18             8           19         1,939             6           759          262
--------------------------------------------------------------------------------------------------------------------------
          (3)       (2,683)          (18)           (2)          29         2,223            (2)          (72)        (262)
--------------------------------------------------------------------------------------------------------------------------



           6       (10,399)            8            (1)         (59)      (11,781)          622          (344)       5,217


          --            --            --            40           19            --            --            --          498


          --            --            --            17           22            --            --            --        3,704
--------------------------------------------------------------------------------------------------------------------------

           6       (10,399)            8            56          (18)      (11,781)          622          (344)       9,419
--------------------------------------------------------------------------------------------------------------------------


          35        90,537           789            26           --        52,896            --        16,442        2,078
--------------------------------------------------------------------------------------------------------------------------

       $  38     $  77,455      $    779       $    80      $    11     $  43,338          $620      $ 16,026    $  11,235
--------------------------------------------------------------------------------------------------------------------------


==========================================================================================================================


                                                                                                                 ROYCE
       NEUBERGER BERMAN ADVISERS               PIMCO VARIABLE                    PIONEER VARIABLE               CAPITAL
MANAGEMENT TRUST PORTFOLIOS (CONTINUED)        INSURANCE TRUST                    CONTRACTS TRUST                FUND
--------------------------------------     ------------------------   ---------------------------------------  ---------


  MIDCAP                                      REAL         TOTAL        EQUITY
  GROWTH       PARTNERS      REGENCY(a)     RETURN(a)    RETURN(a)      INCOME        EUROPE          FUND    MICRO-CAP(a)
==========================================================================================================================

       $  (3)    $  (2,683)     $    (18)      $    (2)     $    29     $   2,223          $ (2)     $    (72)   $    (262)

           6       (10,399)            8            56          (18)      (11,781)          622          (344)       9,419


          35        90,537           789            26           --        52,896            --        16,442        2,078
--------------------------------------------------------------------------------------------------------------------------

          38        77,455           779            80           11        43,338           620        16,026       11,235
--------------------------------------------------------------------------------------------------------------------------


         856        16,576            (6)          641        1,484        10,398          (186)        2,104        3,010
        (798)      (23,265)           --            --           --       (39,171)           --          (490)         (40)
          --       (16,750)       12,073         2,174        3,924        94,063          (434)        7,026      151,841
--------------------------------------------------------------------------------------------------------------------------

          58       (23,439)       12,067         2,815        5,408        65,290          (620)        8,640      154,811
--------------------------------------------------------------------------------------------------------------------------
          96        54,016        12,846         2,895        5,419       108,628             0        24,666      166,046
--------------------------------------------------------------------------------------------------------------------------
         487       224,899            --            --           --       138,153            --        68,414           --
--------------------------------------------------------------------------------------------------------------------------
       $ 583     $ 278,915      $ 12,846       $ 2,895      $ 5,419     $ 246,781          $ --      $ 93,080    $ 166,046
==========================================================================================================================

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT C
STATEMENTS OF OPERATIONS - CONTINUED

FOR THE YEAR ENDED DECEMBER 31, 2003

==========================================================================================================================

                                                      ROYCE
                                                     CAPITAL
                                                      FUND
                                                   (CONTINUED)                    RYDEX VARIABLE TRUST
                                                    ---------     ---------------------------------------------------



                                                   SMALL-CAP(a)     JUNO(a)      MEDIUS(a)      MEKROS(a)       NOVA
==========================================================================================================================
Investment income:
   Income dividends from investments in
      portfolio shares ...........................    $      --         $  --      $     --     $  10,672      $     --
Expenses:
   Mortality and expense risk fees, net ..........          165             3           101           475           286
--------------------------------------------------------------------------------------------------------------------------
      Net investment income (expense) ............         (165)           (3)         (101)       10,197          (286)
--------------------------------------------------------------------------------------------------------------------------
Net realized gains (losses) on investments in
      portfolio shares:
   Net realized gains (losses) on sales of
      investments in portfolio shares ............        2,193            (1)        1,478         1,132         3,763
   Net realized short-term capital gain
      distributions from investments in
      portfolio shares ...........................        4,278            --         1,806         6,947            --
   Net realized long-term capital gain
      distributions from investments in
      portfolio shares ...........................           60            --         2,179         4,305            --
--------------------------------------------------------------------------------------------------------------------------
      Net realized gain (loss) on investments
         in portfolio shares .....................        6,531            (1)        5,463        12,384         3,763
--------------------------------------------------------------------------------------------------------------------------
Net change in unrealized appreciation
   (depreciation) of investments in
   portfolio shares ..............................           34           (44)       (1,710)         (784)        7,312
--------------------------------------------------------------------------------------------------------------------------
   Net increase (decrease) in net assets
      from operations ............................    $   6,400         $ (48)     $  3,652     $  21,797      $ 10,789
==========================================================================================================================


STATEMENTS OF CHANGES IN NET ASSETS - CONTINUED

FOR THE YEAR ENDED DECEMBER 31, 2003

==========================================================================================================================

                                                      ROYCE
                                                     CAPITAL
                                                      FUND
                                                   (CONTINUED)                    RYDEX VARIABLE TRUST
                                                    ---------     ---------------------------------------------------



                                                   SMALL-CAP(a)     JUNO(a)      MEDIUS(a)      MEKROS(a)       NOVA
==========================================================================================================================
Changes from operations:
   Net investment income (expense) ...............    $    (165)        $  (3)     $   (101)    $  10,197      $   (286)
   Net realized gain (loss) on investments in
      portfolio shares ...........................        6,531            (1)        5,463        12,384         3,763
   Net change in unrealized appreciation
      (depreciation) of investments in
      portfolio shares ...........................           34           (44)       (1,710)         (784)        7,312
--------------------------------------------------------------------------------------------------------------------------
      Net increase (decrease) in net assets
         from operations .........................        6,400           (48)        3,652        21,797        10,789
--------------------------------------------------------------------------------------------------------------------------
Changes from contract owners' transactions:
   Net contract purchase payments
      (including breakage) .......................        4,626            --           316         1,779         8,270
   Contract redemptions ..........................           --            --           (20)          (35)       (2,032)
   Net transfers .................................      126,960           921        42,046       196,875        (4,524)
--------------------------------------------------------------------------------------------------------------------------
      Net increase (decrease) in net assets
           from contract owners' transactions ....      131,586           921        42,342       198,619         1,714
--------------------------------------------------------------------------------------------------------------------------
        Net increase (decrease) in net assets ....      137,986           873        45,994       220,416        12,503
--------------------------------------------------------------------------------------------------------------------------
Net assets, beginning of period ..................           --            --            --            --        15,149
--------------------------------------------------------------------------------------------------------------------------
   Net assets, end of period .....................    $ 137,986         $ 873      $ 45,994     $ 220,416      $ 27,652
==========================================================================================================================

Notes:

a)   For the period May 1, 2003 (inception of fund) through December 31, 2003.

   The accompanying notes are an integral part of these financial statements.

=========================================================================================================================
                                                                                                    THIRD
                                                                      STRONG                       AVENUE      VAN ECK
                                                                     VARIABLE                     VARIABLE    WORLDWIDE
                                                                     INSURANCE                     SERIES     INSURANCE
    RYDEX VARIABLE TRUST (CONTINUED)        SELIGMAN PORTFOLIOS        FUNDS                        TRUST       TRUST
---------------------------------------   ----------------------     ---------                   -----------  ---------
                               U.S.
                            GOVERNMENT  COMMUNICATIONS                                STRONG       VARIABLE
               SECTOR          MONEY         AND         GLOBAL       MID CAP      OPPORTUNITY     ANNUITY    ABSOLUTE
  OTC        ROTATION(a)      MARKET     INFORMATION   TECHNOLOGY    GROWTH II       FUND II       TRUST(a)   RETURN(a)
=========================================================================================================================


$        --       $    --      $      2     $      --     $     --     $      --     $     527     $      34        $  --

      3,044            27         1,026           964          853         5,234         6,713           272            3
-------------------------------------------------------------------------------------------------------------------------
     (3,044)          (27)       (1,024)         (964)        (853)       (5,234)       (6,186)         (238)          (3)
-------------------------------------------------------------------------------------------------------------------------



    (77,668)          126            --       (64,053)      (5,237)     (113,307)     (101,494)          598           --


         --            --            --            --           --            --            --           179           --


         --            --            --            --           --            --            --           155           --
-------------------------------------------------------------------------------------------------------------------------

    (77,668)          126            --       (64,053)      (5,237)     (113,307)     (101,494)          932           --
-------------------------------------------------------------------------------------------------------------------------


    192,492           121            --        99,895       31,982       266,383       300,301         7,775            4
-------------------------------------------------------------------------------------------------------------------------

$   111,780       $   220      $ (1,024)    $  34,878     $ 25,892     $ 147,842     $ 192,621     $   8,469        $   1
=========================================================================================================================


=========================================================================================================================
                                                                                                    THIRD
                                                                      STRONG                       AVENUE      VAN ECK
                                                                     VARIABLE                     VARIABLE    WORLDWIDE
                                                                     INSURANCE                     SERIES     INSURANCE
    RYDEX VARIABLE TRUST (CONTINUED)        SELIGMAN PORTFOLIOS        FUNDS                        TRUST       TRUST
---------------------------------------   ----------------------     ---------                   -----------  ---------
                               U.S.
                            GOVERNMENT  COMMUNICATIONS                                STRONG       VARIABLE
               SECTOR          MONEY         AND         GLOBAL       MID CAP      OPPORTUNITY     ANNUITY    ABSOLUTE
  OTC        ROTATION(a)      MARKET     INFORMATION   TECHNOLOGY    GROWTH II       FUND II       TRUST(a)   RETURN(a)
=========================================================================================================================

$    (3,044)      $   (27)     $ (1,024)    $    (964)    $   (853)    $  (5,234)    $  (6,186)    $    (238)       $  (3)

    (77,668)          126            --       (64,053)      (5,237)     (113,307)     (101,494)          932           --


    192,492           121            --        99,895       31,982       266,383       300,301         7,775            4
-------------------------------------------------------------------------------------------------------------------------

    111,780           220        (1,024)       34,878       25,892       147,842       192,621         8,469            1
-------------------------------------------------------------------------------------------------------------------------


     47,767            --        17,171        63,610        3,178        62,892       106,290         1,048           --
    (53,761)           --       (60,009)       (2,704)      (5,178)     (105,613)      (71,842)          (14)          --
       (506)        4,494       109,555       (44,499)      (3,321)        2,460      (176,333)      191,083          888
-------------------------------------------------------------------------------------------------------------------------

     (6,500)        4,494        66,717        16,407       (5,321)      (40,261)     (141,885)      192,117          888
-------------------------------------------------------------------------------------------------------------------------
    105,280         4,714        65,693        51,285       20,571       107,581        50,736       200,586          889
-------------------------------------------------------------------------------------------------------------------------
    273,332            --         1,063       117,209       77,171       480,358       737,781            --           --
-------------------------------------------------------------------------------------------------------------------------
$   378,612       $ 4,714      $ 66,756     $ 168,494     $ 97,742     $ 587,939     $ 788,517     $ 200,586        $ 889
=========================================================================================================================

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT C
STATEMENTS OF OPERATIONS - CONTINUED

FOR THE YEAR ENDED DECEMBER 31, 2003

===========================================================================================================================


                                                                                  VAN ECK WORLDWIDE INSURANCE TRUST FUNDS
                                                    -----------------------------------------------------------------------

                                                                                                                ULTRA
                                                                   EMERGING        HARD           REAL       SHORT-TERM
                                                       BOND         MARKETS       ASSETS         ESTATE       INCOME(a)
===========================================================================================================================

Investment income:
   Income dividends from investments in
      portfolio shares ...........................    $   4,431     $      95     $     474      $    996          $ 59
Expenses:
   Mortality and expense risk fees, net ..........        2,251           933         1,580           531             8
---------------------------------------------------------------------------------------------------------------------------
     Net investment income (expense) .............        2,180          (838)       (1,106)          465            51
---------------------------------------------------------------------------------------------------------------------------
Net realized gains (losses) on investments in
      portfolio shares:
   Net realized gains (losses) on sales of
      investments in portfolio shares ............        2,442         1,404         5,983         4,018           (30)
   Net realized short-term capital gain
      distributions from investments in
      portfolio shares ...........................           --            --            --            --            --
   Net realized long-term capital gain
      distributions from investments in
      portfolio shares ...........................           --            --            --            --            --
---------------------------------------------------------------------------------------------------------------------------
      Net realized gain (loss) on investments in
         portfolio shares ........................        2,442         1,404         5,983         4,018           (30)
---------------------------------------------------------------------------------------------------------------------------
Net change in unrealized appreciation
      (depreciation) of investments in
      portfolio shares ...........................          590        42,443        66,064        12,414            --
---------------------------------------------------------------------------------------------------------------------------
   Net increase (decrease) in net assets
      from operations ............................    $   5,212     $  43,009     $  70,941      $ 16,897          $ 21
===========================================================================================================================


STATEMENTS OF CHANGES IN NET ASSETS - CONTINUED

FOR THE YEAR ENDED DECEMBER 31, 2003

===========================================================================================================================


                                                                                  VAN ECK WORLDWIDE INSURANCE TRUST FUNDS
                                                    -----------------------------------------------------------------------

                                                                                                                ULTRA
                                                                   EMERGING        HARD           REAL       SHORT-TERM
                                                       BOND         MARKETS       ASSETS         ESTATE       INCOME(a)
---------------------------------------------------------------------------------------------------------------------------
Changes from operations:
===========================================================================================================================
   Net investment income (expense) ...............    $  2,180      $   (838)     $  (1,106)     $    465          $ 51
   Net realized gain (loss) on investments in
      portfolio shares ...........................        2,442         1,404         5,983         4,018           (30)
   Net change in unrealized appreciation
      (depreciation) of investments in
      portfolio shares ...........................          590        42,443        66,064        12,414            --
---------------------------------------------------------------------------------------------------------------------------
     Net increase (decrease) in net assets
        from operations ..........................        5,212        43,009        70,941        16,897            21
---------------------------------------------------------------------------------------------------------------------------
Changes from contract owners' transactions:
   Net contract purchase payments
      (including breakage) .......................        2,987         6,215         9,589        13,831            75
   Contract redemptions ..........................      (21,683)      (19,200)      (27,827)       (2,065)           --
   Net transfers .................................       60,913        70,219       150,332       (19,311)          (96)
---------------------------------------------------------------------------------------------------------------------------
      Net increase (decrease) in net assets
            from contract owners' transactions ...       42,217        57,234       132,094        (7,545)          (21)
---------------------------------------------------------------------------------------------------------------------------
         Net increase (decrease) in net assets ...       47,429       100,243       203,035         9,352            --
---------------------------------------------------------------------------------------------------------------------------
Net assets, beginning of period ..................      232,720        76,740        98,751        44,633            --
---------------------------------------------------------------------------------------------------------------------------
   Net assets, end of period .....................    $ 280,149     $ 176,983     $ 301,786      $ 53,985          $ --
===========================================================================================================================

Notes:

a) For the period May 1, 2003 (inception of fund) through December 22, 2003 (termination of fund).

b)   For the period May 1, 2003 (inception of fund) through December 31, 2003.

   The accompanying notes are an integral part of these financial statements.

===================================
  VARIABLE
 INSURANCE
   FUNDS
-----------

   CHOICE
   MARKET             COMBINED
 NEUTRAL(b)            TOTAL
===================================



$        --        $  1,400,050

         18           1,370,471
-----------------------------------
        (18)             29,579
-----------------------------------



         --         (41,583,311)


         --              19,081


         --              10,442
-----------------------------------

         --         (41,553,788)
-----------------------------------


        (17)         88,441,469
-----------------------------------

$       (35)       $ 46,917,260
===================================






===================================
  VARIABLE
 INSURANCE
   FUNDS
-----------

   CHOICE
   MARKET             COMBINED
 NEUTRAL(b)            TOTAL
-----------------------------------

===================================
$       (18)       $     29,579

         --         (41,553,788)


        (17)         88,441,469
-----------------------------------

        (35)         46,917,260
-----------------------------------


         --          10,254,751
         --         (34,666,787)
      5,620          (2,618,658)
-----------------------------------

      5,620         (27,030,694)
-----------------------------------
      5,585          19,886,566
-----------------------------------
         --         170,631,427
-----------------------------------
$     5,585        $190,517,993
===================================

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT C
NOTES TO FINANCIAL STATEMENTS

DECEMBER 31, 2004 AND 2003
================================================================================

(1) GENERAL

   Jefferson National Life Annuity Account C ("Account C") (formerly Conseco Variable Account C prior to its name change effective May 1, 2003) was established in 1980 as a segregated investment account for individual and group variable annuity contracts which are registered under the Securities Act of 1933. Account C is registered under the Investment Company Act of 1940, as amended (the "Act"), as a unit investment trust. Account C was originally registered with the U.S. Securities and Exchange Commission as a diversified open-end management investment company under the Act. Effective May 1, 1993, Account C was restructured into a single unit investment trust which invested solely in shares of the Balanced, Equity, Fixed Income, Government Securities and Money Market Portfolios of the 40/86 Series Trust (formerly Conseco Series Trust prior to its name change in October 2003), a diversified open-end management investment company. Thereafter, additional investment options were offered.

   The operations of Account C are included in the operations of Jefferson National Life Insurance Company (the "Company") (formerly Conseco Variable Insurance Company prior to its name change effective May 1, 2003) pursuant to the provisions of the Texas Insurance Code. Effective October 23, 2002, the Company was acquired from Conseco Life Insurance of Texas, a life insurance company domiciled in the state of Texas and an indirect wholly-owned subsidiary of Conseco, Inc., a publicly-held specialized financial services holding company, by JNF Holding Company, Inc., a wholly-owned subsidiary of Inviva, Inc., ("Inviva") a New York based insurance holding company.

   Various lawsuits against the Company may arise in the ordinary course of the Company's business. Contingent liabilities arising from ordinary course litigation, income taxes and other matters are not expected to be material in relation to the financial position of the Company. The purchase agreement between Inviva and Conseco contained a provision that the Company would be indemnified by Conseco Life of Texas for all cases known as of the acquisition and for certain other matters.

   Currently, however, there are no legal proceedings to which Account C is a party or to which the assets of Account C are subject. Neither the Company nor Inviva Securities Corporation, the distributor of the Account C's contracts, is involved in any litigation that is of material importance in relation to their total assets or that relates to Account C.

   On August 9, 2004, the Company and Inviva, of which the Company is an indirect wholly-owned subsidiary, without admitting or denying any wrongdoing, settled an administrative proceeding with the Securities and Exchange Commission ("SEC") regarding disclosure of "market timing" arrangements involving its products. The market timing arrangements were in place when Inviva acquired the Company in October 2002 and were terminated in October 2003. Under the terms of the settlement, a $5 million pool, $1.5 million of which is characterized as a penalty, has been established for distribution to investors who have suffered losses by virtue of the market timing. This pool will be distributed in accordance with a methodology developed by an independent distribution consultant acceptable to the SEC.

   On August 9, 2004, the Company and Inviva submitted a Stipulation of Settlement to the New York Attorney General ("NYAG") based on the same set of facts, again without admitting or denying any wrongdoing. The settlement with NYAG recognizes the payments being made in connection with the SEC settlement and did not require the Company or Inviva to make any additional payments.

   Currently,   the  following  investment  subaccounts  are  available  to  new investors:

40|86 SERIES TRUST
   Balanced Portfolio
   Equity Portfolio
   Fixed Income Portfolio
   Focus 20 Portfolio
   Government Securities Portfolio
   High Yield Portfolio
   Money Market Portfolio

AIM VARIABLE INSURANCE FUNDS
   Basic Value Fund Series II
   Core Stock Fund Series I
   Financial Services Fund Series I
   Health Sciences Fund Series I
   High Yield Fund Series I
   Mid Cap Core Equity Fund Series II
   Real Estate Fund Series I
   Technology Fund Series I

THE ALGER AMERICAN FUND
   Growth Portfolio
   Leveraged AllCap Portfolio
   MidCap Growth Portfolio
   Small Capitalization Portfolio

AMERICAN CENTURY VARIABLE PORTFOLIOS, INC.
   Income & Growth Fund
   Inflation Protection Fund
   International Fund
   Value Fund

THE DREYFUS SOCIALLY RESPONSIBLE GROWTH FUND, INC.

DREYFUS STOCK INDEX FUND

DREYFUS VARIABLE INVESTMENT FUND
   Disciplined Stock Portfolio
   International Value Portfolio

FEDERATED INSURANCE SERIES
   Capital Income Fund II
   High Income Bond Fund II
   International Equity Fund II

JANUS ASPEN SERIES
   Growth Portfolio
   Growth and Income Portfolio
   International Growth Portfolio
   Mid Cap Growth Portfolio
   Worldwide Growth Portfolio

LAZARD RETIREMENT SERIES, INC.
   Emerging Markets Portfolio
   Equity Portfolio
   International Equity Portfolio
   Small Cap Portfolio

LORD ABBETT SERIES FUND, INC.
   America's Value Portfolio
   Growth and Income Portfolio

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT C
NOTES TO FINANCIAL STATEMENTS - CONTINUED

DECEMBER 31, 2004 AND 2003

================================================================================

NEUBERGER BERMAN ADVISERS MANAGEMENT TRUST
   Fasciano Portfolio
   Limited Maturity Bond Portfolio
   Midcap Growth Portfolio
   Partners Portfolio
   Regency Portfolio
   Socially Responsive Portfolio

PIMCO VARIABLE INSURANCE TRUST
   Money Market Portfolio
   Real Return Bond Portfolio
   Short Term Portfolio
   Total Return Bond Portfolio

PIONEER VARIABLE CONTRACT TRUST, CLASS II
   Equity Income Portfolio
   Europe Portfolio
   Fund Portfolio

ROYCE CAPITAL FUND
   Micro-Cap Portfolio
   Small-Cap Portfolio

RYDEX VARIABLE TRUST
   Arktos Fund
   Banking Fund
   Basic Materials Fund
   Biotechnology Fund
   Consumer Products Fund
   Electronics Fund
   Energy Fund
   Energy Services Fund
   Financial Services Fund
   Health Care Fund
   Internet Fund
   Inverse Dynamic Dow 30 Fund
   Inverse Mid-Cap Fund
   Inverse Small Cap Fund
   Juno Fund
   Large-Cap Europe Fund
   Large-Cap Growth Fund
   Large-Cap Japan Fund
   Large-Cap Value Fund
   Leisure Fund
   Long Dynamic Dow 30 Fund
   Medius Fund
   Mekros Fund
   Mid-Cap Growth Fund
   Mid-Cap Value Fund
   Nova Fund
   OTC Fund
   Precious Metals Fund
   Real Estate Sector Fund
   Retailing Fund
   Sector Rotation Fund
   Small-Cap Growth Fund
   Small-Cap Value Fund
   Technology Fund
   Telecommunications Fund
   Titan 500 Fund
   Transportation Fund
   U.S. Government Bond Fund
   U.S. Government Money Market Fund
   Ursa Fund
   Utilities Fund
   Velocity 100 Fund

SALOMON BROTHERS VARIABLE SERIES FUNDS, INC. (SERIES I)
   All Cap Fund
   Large Cap Growth Fund
   Strategic Bond Fund
   Total Return Bond Fund

SELIGMAN PORTFOLIOS, INC., (CLASS 2)
   Communications and Information Portfolio
   Global Technology Portfolio

STRONG OPPORTUNITY FUND II
STRONG VARIABLE INSURANCE FUNDS, INC.
   Mid Cap Growth Fund II

THIRD AVENUE VARIABLE SERIES TRUST
   Value Portfolio

VAN ECK WORLDWIDE INSURANCE TRUST
   Worldwide Absolute Return Fund
   Worldwide Bond Fund
   Worldwide Emerging Markets Fund
   Worldwide Hard Assets Fund
   Worldwide Real Estate Fund

VARIABLE INSURANCE FUNDS
   Choice VIT Market Neutral Fund

   The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

(2) SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

INVESTMENT VALUATION, TRANSACTIONS AND INCOME

   Investments in portfolio shares are valued using the net asset value of the respective portfolios at the end of each New York Stock Exchange business day. Investment share transactions are accounted for on a trade date basis (the date the order to purchase or redeem shares is executed) and dividend income is recorded on the ex-dividend date. The cost of investments in portfolio shares sold is determined on a first-in first-out basis. Account C does not hold any investments that are restricted as to resale.

   Investment income and net realized capital gains (losses) and unrealized appreciation (depreciation) on investments are allocated to the contracts on each valuation period based on each contract's pro rata share of the assets of Account C as of the beginning of the valuation period.

FEDERAL INCOME TAXES

   No provision for federal income taxes has been made in the accompanying financial statements because the operations of Account C are included in the total operations of the Company, which is treated as a life insurance company for federal income tax purposes under the Internal Revenue Code. Net investment income and realized capital gains (losses) are retained in Account C and are

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT C
NOTES TO FINANCIAL STATEMENTS - CONTINUED

DECEMBER 31, 2004 AND 2003

================================================================================

not taxable until received by the contract owner or beneficiary in the form of annuity payments or other distributions.

ANNUITY RESERVES

   Contract reserves for deferred annuities and for annuity payments not involving life contingencies are comprised of net contract purchase payments less redemptions and benefits. These reserves are adjusted daily for the net investment income and net realized gains (losses) and unrealized appreciation (depreciation) on investments.

   Net assets allocated to contract owners' life contingent annuity payment reserves are computed according to the A2000 Annuitant Mortality Table. The standard assumed investment return is 3.5 percent or 5 percent based upon annuitant's selection. The mortality risk for life contingent payments is fully borne by the Company and may result in additional amounts being transferred into the variable annuity account by the Company to cover greater longevity of annuitants than expected. Conversely, if amounts allocated exceed amounts required, transfers may be made to the Company.

(3) PURCHASES AND SALES OF INVESTMENTS IN PORTFOLIO SHARES

   The aggregate cost of purchases of investments in portfolio shares was $18,247,435 and $128,533,091 for the years ended December 31, 2004 and 2003, respectively. The aggregate proceeds from sales of investments in portfolio shares were $33,299,314 and $155,157,372 for the years ended December 31, 2004 and 2003, respectively.

(4) DEDUCTIONS AND EXPENSES

   Although periodic retirement payments to contract owners vary according to the investment performance of the portfolios, such payments are not affected by mortality or expense experience because the Company assumes the mortality and expense risks under the contracts.

   The mortality risk assumed by the Company results from the life annuity payment option in the contracts in which the Company agrees to make annuity payments regardless of how long a particular annuitant or other payee lives. The annuity payments are determined in accordance with annuity purchase rate provisions established at the time the contracts are issued. Based on the actuarial determination of expected mortality, the Company is required to fund any deficiency in the annuity payment reserves from its general account assets.

   The expense risk assumed by the Company is the risk that the deductions for sales and administrative expenses may prove insufficient to cover the actual sales and administrative expenses.

   The Company deducts daily from Account C a fee, which is equal on an annual basis to 1.00 percent of the daily value of the total investments of Account C, for assuming the mortality and expense risks except for the Equity, Fixed Income, and Money Market portfolios of the 40|86 Series Trust which are 0.66 percent, 0.81 percent and 0.99 percent, respectively. These fees were $1,225,344 and $1,370,471 for the years ended December 31, 2004 and 2003, respectively.

   Pursuant to an agreement between Account C and the Company (which may be terminated by the Company at any time), the Company provides sales and administrative services to Account C, as well as a minimum death benefit prior to retirement for certain contracts. Under individual contracts and group deferred compensation contracts, the Company may deduct a percentage of amounts surrendered to cover sales expenses. The percentage varies up to 8 percent based on the type of contract and the number of years the contract has been held. In addition, the Company deducts units from certain contracts annually and upon full surrender to cover an administrative fee of $15, $20, or $25. This fee is recorded as a redemption in the accompanying Statements of Changes in Net Assets. Under group contracts no longer being sold, the Company deducts a percentage of the renewal contract purchase payments to cover sales and administrative expenses and the minimum death benefit prior to retirement of the contract owners. The annual contract fee and surrender charges were $359,788 and $307,469 for the years ended December 31, 2004 and 2003, respectively.

(5) FINANCIAL HIGHLIGHTS

   The following table discloses total returns, investment income and expense ratios for each offered fund in Account C.

   The total return is defined as the percentage change of unit values from the beginning of the period represented to the end of the period represented. These ratios do not include any expenses assessed through the redemption of units. Investment options with a date notation indicate the effective date of that investment option in the variable account. The total return is calculated for each period indicated from the effective date though the end of the reporting period.

   The investment income ratio is the ratio of income dividends to the average daily net assets. The recognition of investment income by the subaccount is affected by the timing of the declaration of dividends by the underlying fund in which the subaccount invests.

   The expense ratio consists of the mortality and expense charge for each period indicated. This ratio includes only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying fund have been excluded. Details begin on the following page.

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT C
NOTES TO FINANCIAL STATEMENTS - CONTINUED

DECEMBER 31, 2004 AND 2003

====================================================================================================================================

                                                                                     NET ASSETS                 INVESTMENT
                                                            UNITS                    ----------       TOTAL       INCOME     EXPENSE
                                                            (000S)     UNIT VALUE      (000S)         RETURN       RATIO      RATIO
====================================================================================================================================
40|86 SERIES TRUST:
   Balanced Portfolio
     December 31, 2004 .................................     3,625       $ 3.26       $ 11,994         9.72%        1.99%      1.00%
     December 31, 2003 .................................     4,013         2.97         11,925        22.06%        2.30%      1.00%
     December 31, 2002 .................................     4,288         2.43         10,437       -13.77%        3.02%      1.00%
     December 31, 2001 .................................     5,430         2.82         15,328        -7.54%        3.11%      1.00%
   Equity Portfolio - Qualified
     December 31, 2004 .................................     2,469        46.28        116,503        20.43%        0.55%      0.66%
     December 31, 2003 .................................     2,718        38.43        104,459        36.30%        0.24%      0.64%
     December 31, 2002 .................................     3,332        28.20         93,956       -13.97%        0.28%      0.64%
     December 31, 2001 .................................     4,643        32.78        152,183       -10.88%        0.68%      0.64%
   Equity Portfolio - Nonqualified
     December 31, 2004 .................................        70        36.64          2,575        20.44%        0.55%      0.66%
     December 31, 2003 .................................        74        30.42          2,244        36.30%        0.24%      0.64%
     December 31, 2002 .................................        84        22.32          1,870       -13.97%        0.28%      0.64%
     December 31, 2001 .................................       111        25.95          2,871       -10.88%        0.68%      0.64%
   Fixed Income Portfolio - Qualified
     December 31, 2004 .................................       914         7.85          7,251         4.14%        6.25%      0.81%
     December 31, 2003 .................................     1,096         7.54          8,264         8.52%        4.64%      0.74%
     December 31, 2002 .................................     1,277         6.95          8,872         3.91%        6.58%      0.74%
     December 31, 2001 .................................     1,777         6.69         11,879         8.03%        5.84%      0.74%
   Fixed Income Portfolio - Nonqualified
     December 31, 2004 .................................        36         7.54            272         4.10%        6.25%      0.81%
     December 31, 2003 .................................        38         7.24            273         8.52%        4.64%      0.74%
     December 31, 2002 .................................        41         6.67            271         3.91%        6.58%      0.74%
     December 31, 2001 .................................        67         6.42            430         8.03%        5.84%      0.74%
   Focus 20 Portfolio
     December 31, 2004 .................................       157         0.31             49        -4.16%        0.00%      1.00%
     December 31, 2003 .................................       333         0.32            108        52.14%        0.00%      1.00%
     December 31, 2002 .................................        67         0.21             14       -52.88%        0.00%      1.00%
     December 31, 2001 .................................       152         0.45             69       -46.54%        0.00%      1.00%
   Government Securities Portfolio
     December 31, 2004 .................................       323         1.65            533         1.29%        3.39%      1.00%
     December 31, 2003 .................................       414         1.63            675         0.35%        3.38%      1.00%
     December 31, 2002 .................................       600         1.62            974         8.24%        3.91%      1.00%
     December 31, 2001 .................................       447         1.50            671         5.07%        4.54%      1.00%
   High Yield Portfolio
     December 31, 2004 .................................       115         1.51            174         9.52%        6.69%      1.00%
     December 31, 2003 .................................        92         1.38            126        26.12%        6.47%      1.00%
     December 31, 2002 .................................        68         1.09             75         4.41%       10.16%      1.00%
     December 31, 2001 .................................        27         1.05             28         2.14%       11.73%      1.00%
   Money Market Portfolio - Qualified
     December 31, 2004 .................................       731         3.16          2,326        -0.22%        0.91%      0.99%
     December 31, 2003 .................................       836         3.17          2,648        -0.36%        0.63%      0.99%
     December 31, 2002 .................................     1,151         3.18          3,658         0.25%        1.26%      0.99%
     December 31, 2001 .................................     1,738         3.17          5,508         2.94%        3.90%      0.99%
   Money Market Portfolio - Nonqualified
     December 31, 2004 .................................         4         3.16             28        -0.22%        0.91%      0.99%
     December 31, 2003 .................................         2         3.17              7        -0.36%        0.63%      0.99%
     December 31, 2002 .................................        52         3.18            165         0.25%        1.26%      0.99%
     December 31, 2001 .................................        28         3.17             87         2.94%        3.90%      0.99%

AIM VARIABLE INSURANCE FUNDS:
   Basic Value Fund
     December 31, 2004 .................................        57         1.42             81         9.68%        0.00%      1.00%
     December 31, 2003 .................................        20         1.29             25        29.48%        0.00%      1.00%
     Inception May 1, 2003 .............................        --         0.99             --          N/A          N/A        N/A

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT C
NOTES TO FINANCIAL STATEMENTS - CONTINUED

DECEMBER 31, 2004 AND 2003

====================================================================================================================================

                                                                                     NET ASSETS                 INVESTMENT
                                                            UNITS                    ----------       TOTAL       INCOME     EXPENSE
                                                            (000S)     UNIT VALUE      (000S)         RETURN       RATIO      RATIO
====================================================================================================================================
AIM VARIABLE INSURANCE FUNDS: (CONTINUED)
   Core Stock Fund
     December 31, 2004 .................................        89       $ 1.10       $     98         3.07%        0.70%      1.00%
     December 31, 2003 .................................       168         1.07            180        21.38%        1.67%      1.00%
     December 31, 2002 .................................       118         0.88            104       -19.92%        1.41%      1.00%
     December 31, 2001 .................................        84         1.10             93        -9.88%        2.06%      1.00%
   Financial Services Fund
     December 31, 2004 .................................         2         1.13              2         7.59%        0.44%      1.00%
     December 31, 2003 .................................         6         1.05              6        28.29%        0.53%      1.00%
     December 31, 2002 .................................         5         0.82              4       -15.75%        1.08%      1.00%
     December 31, 2001 .................................         1         0.97              1        -3.59%        1.00%      1.00%
   Health Sciences Fund
     December 31, 2004 .................................       162         1.03            167         6.16%        0.00%      1.00%
     December 31, 2003 .................................        83         0.97             80        26.51%        0.00%      1.00%
     December 31, 2002 .................................        31         0.77             24       -25.20%        0.00%      1.00%
     December 31, 2001 .................................         5         1.03              5         2.02%        1.33%      1.00%
   High Yield Fund
     December 31, 2004 .................................         3        10.80             32         8.32%        4.64%      1.00%
     Inception May 1, 2004 .............................        --         9.97             --          N/A          N/A        N/A
   Mid Cap Core Equity Fund
     December 31, 2004 .................................         9         1.40             13        12.56%        0.04%      1.00%
     December 31, 2003 .................................         2         1.24              3        24.90%        0.00%      1.00%
     Inception May 1, 2003 .............................        --         0.99             --          N/A          N/A        N/A
   Real Estate Fund
     December 31, 2004 .................................       316         1.98            628        34.95%        1.13%      1.00%
     December 31, 2003 .................................       137         1.47            202        37.44%        2.19%      1.00%
     December 31, 2002 .................................        84         1.07             89         5.32%        2.62%      1.00%
     December 31, 2001 .................................        --         1.01             --         1.06%        0.00%      1.00%
   Technology Fund
     December 31, 2004 .................................       106         0.57             61         3.78%        0.00%      1.00%
     December 31, 2003 .................................        33         0.55             18        43.84%        0.00%      1.00%
     December 31, 2002 .................................         1         0.38              1       -47.38%        0.00%      1.00%
     December 31, 2001 .................................        --         0.73             --       -29.22%        0.00%      1.00%

THE ALGER AMERICAN FUND:
   Growth Portfolio
     December 31, 2004 .................................       954         1.60          1,524         4.67%        0.00%      1.00%
     December 31, 2003 .................................     1,063         1.53          1,625        33.82%        0.00%      1.00%
     December 31, 2002 .................................     1,198         1.14          1,368       -33.66%        0.04%      1.00%
     December 31, 2001 .................................     1,753         1.72          3,018       -12.70%        0.23%      1.00%
   Leveraged AllCap Portfolio
     December 31, 2004 .................................       826         2.96          2,546         7.17%        0.00%      1.00%
     December 31, 2003 .................................     1,038         2.76          2,867        33.39%        0.00%      1.00%
     December 31, 2002 .................................     1,322         2.07          2,737       -34.57%        0.01%      1.00%
     December 31, 2001 .................................     1,652         3.16          5,228       -16.77%        0.00%      1.00%
   MidCap Portfolio
     December 31, 2004 .................................       538         2.31          1,242        12.04%        0.00%      1.00%
     December 31, 2003 .................................       577         2.06          1,189        46.32%        0.00%      1.00%
     December 31, 2002 .................................       446         1.41            629       -30.24%        0.00%      1.00%
     December 31, 2001 .................................       411         2.02            829        -7.46%        7.07%      1.00%
   Small Capitalization Portfolio
     December 31, 2004 .................................     1,088         1.35          1,467        15.53%        0.00%      1.00%
     December 31, 2003 .................................     1,090         1.17          1,274        40.93%        0.00%      1.00%
     December 31, 2002 .................................     1,081         0.83            897       -26.96%        0.00%      1.00%
     December 31, 2001 .................................     1,407         1.14          1,597       -30.22%        0.05%      1.00%

ALLIANCE VARIABLE PRODUCTS SERIES FUND, INC.:
   Growth and Income Portfolio
     December 31, 2004 .................................        19         1.15             21        10.57%        1.16%      1.00%
     December 31, 2003 .................................         6         1.04              6        31.19%        0.47%      1.00%
     December 31, 2002 .................................         1         0.79              1       -22.83%        0.86%      1.00%
     December 31, 2001 .................................         7         1.03              8         2.27%        0.00%      1.00%

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT C
NOTES TO FINANCIAL STATEMENTS - CONTINUED

DECEMBER 31, 2004 AND 2003

====================================================================================================================================

                                                                                     NET ASSETS                 INVESTMENT
                                                            UNITS                    ----------       TOTAL       INCOME     EXPENSE
                                                            (000S)     UNIT VALUE      (000S)         RETURN       RATIO      RATIO
====================================================================================================================================
AMERICAN CENTURY VARIABLE PORTFOLIOS, INC.:
   Income & Growth Fund
     December 31, 2004 .................................       121       $ 1.16       $    141        11.48%        1.85%      1.00%
     December 31, 2003 .................................       218         1.04            226        28.08%        0.88%      1.00%
     December 31, 2002 .................................       134         0.81            109       -20.17%        1.12%      1.00%
     December 31, 2001 .................................       227         1.02            231        -9.27%        0.91%      1.00%
   Inflation Protection Fund
     December 31, 2004 .................................        --        10.58             --         5.38%        0.00%      1.00%
     Inception May 1, 2004 .............................        --        10.04             --          N/A          N/A        N/A
   International Fund
     December 31, 2004 .................................       264         1.34            353        14.11%        0.68%      1.00%
     December 31, 2003 .................................       340         1.17            399        23.27%        0.60%      1.00%
     December 31, 2002 .................................       217         0.95            207       -21.17%        0.71%      1.00%
     December 31, 2001 .................................       179         1.21            216       -29.88%        0.07%      1.00%
   Value Fund
     December 31, 2004 .................................       598         2.05          1,224        13.45%        0.97%      1.00%
     December 31, 2003 .................................       560         1.81          1,011        27.68%        1.14%      1.00%
     December 31, 2002 .................................       667         1.42            944       -13.49%        0.94%      1.00%
     December 31, 2001 .................................       621         1.64          1,017        11.69%        0.88%      1.00%

THE DREYFUS SOCIALLY RESPONSIBLE GROWTH FUND, INC ......
     December 31, 2004 .................................     1,705         1.85          3,181         5.36%        0.41%      1.00%
     December 31, 2003 .................................     1,702         1.76          2,988        24.75%        0.12%      1.00%
     December 31, 2002 .................................     1,648         1.41          2,320       -29.65%        0.21%      1.00%
     December 31, 2001 .................................     1,926         2.00          3,854       -23.35%        0.06%      1.00%

DREYFUS STOCK INDEX FUND
     December 31, 2004 .................................     5,282         2.35         12,537         9.70%        1.79%      1.00%
     December 31, 2003 .................................     5,751         2.14         12,319        27.09%        1.49%      1.00%
     December 31, 2002 .................................     6,282         1.69         10,589       -23.14%        1.29%      1.00%
     December 31, 2001 .................................     8,337         2.19         18,283       -13.06%        1.08%      1.00%

DREYFUS VARIABLE INVESTMENT FUND:
   Disciplined Stock Portfolio
     December 31, 2004 .................................       145         0.97            141         6.34%        1.36%      1.00%
     December 31, 2003 .................................       158         0.91            144        22.30%        0.86%      1.00%
     December 31, 2002 .................................       166         0.75            124       -23.39%        0.56%      1.00%
     December 31, 2001 .................................       318         0.97            309       -14.14%        0.53%      1.00%
   International Value Portfolio
     December 31, 2004 .................................       213         1.36            290        18.43%        1.18%      1.00%
     December 31, 2003 .................................       165         1.15            189        35.00%        1.71%      1.00%
     December 31, 2002 .................................        87         0.85             74       -13.10%        0.97%      1.00%
     December 31, 2001 .................................        53         0.98             51       -14.09%        1.51%      1.00%

FEDERATED INSURANCE SERIES:
   Capital Income Fund II
     December 31, 2004 .................................       259         1.33            350         8.49%        4.32%      1.00%
     December 31, 2003 .................................       261         1.23            319        19.47%        6.01%      1.00%
     December 31, 2002 .................................       275         1.03            282       -24.71%        5.44%      1.00%
     December 31, 2001 .................................       318         1.36            433       -14.58%        3.09%      1.00%
   High Income Bond Fund II
     December 31, 2004 .................................       207         1.69            349         9.57%        7.12%      1.00%
     December 31, 2003 .................................       256         1.54            395        21.00%        7.22%      1.00%
     December 31, 2002 .................................       281         1.27            358         0.36%        9.79%      1.00%
     December 31, 2001 .................................       455         1.27            578         0.37%       10.25%      1.00%
   International Equity Fund II
     December 31, 2004 .................................        92         1.65            152        12.92%        0.00%      1.00%
     December 31, 2003 .................................       224         1.46            328        30.55%        0.00%      1.00%
     December 31, 2002 .................................       145         1.12            162       -23.53%        0.00%      1.00%
     December 31, 2001 .................................       232         1.46            340       -30.13%        5.54%      1.00%

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT C
NOTES TO FINANCIAL STATEMENTS - CONTINUED

DECEMBER 31, 2004 AND 2003

====================================================================================================================================

                                                                                     NET ASSETS                 INVESTMENT
                                                            UNITS                    ----------       TOTAL       INCOME     EXPENSE
                                                            (000S)     UNIT VALUE      (000S)         RETURN       RATIO      RATIO
====================================================================================================================================
JANUS ASPEN SERIES:
   Growth Portfolio
     December 31, 2004 .................................     2,989       $ 1.98       $  5,944         3.67%        0.15%      1.00%
     December 31, 2003 .................................     3,284         1.91          6,271        30.42%        0.09%      1.00%
     December 31, 2002 .................................     3,348         1.46          4,903       -27.24%        0.00%      1.00%
     December 31, 2001 .................................     4,139         2.01          8,331       -25.49%        0.07%      1.00%
   Growth and Income Portfolio
     December 31, 2004 .................................       446         1.36            608        10.53%        0.68%      1.00%
     December 31, 2003 .................................       454         1.23            558        20.31%        1.35%      1.00%
     Inception March 21, 2003 ..........................        --         1.02             --          N/A          N/A        N/A
   International Growth Portfolio
     December 31, 2004 .................................       115         1.71            196        18.07%        1.06%      1.00%
     December 31, 2003 .................................        28         1.45             41        42.89%        2.49%      1.00%
     Inception March 21, 2003 ..........................        --         1.01             --          N/A          N/A        N/A
   Mid Cap Growth Portfolio
     December 31, 2004 .................................     3,092         2.07          6,436        19.43%        0.00%      1.00%
     December 31, 2003 .................................     3,247         1.73          5,627        33.76%        0.00%      1.00%
     December 31, 2002 .................................     3,594         1.30          4,657       -28.65%        0.00%      1.00%
     December 31, 2001 .................................     4,024         1.82          7,308       -40.06%        0.00%      1.00%
   Worldwide Growth Portfolio
     December 31, 2004 .................................     4,823         2.35         11,335         3.87%        0.99%      1.00%
     December 31, 2003 .................................     5,528         2.26         12,507        22.76%        1.13%      1.00%
     December 31, 2002 .................................     6,526         1.84         12,028       -26.24%        0.84%      1.00%
     December 31, 2001 .................................     8,496         2.50         21,232       -23.21%        0.47%      1.00%

LAZARD RETIREMENT SERIES, INC.:
   Emerging Markets Portfolio
     December 31, 2004 .................................         3        12.69             38        29.23%        0.00%      1.00%
     Inception May 1, 2004 .............................        --         9.82             --          N/A          N/A        N/A
   Equity Portfolio
     December 31, 2004 .................................        78         1.16             90        10.98%        0.60%      1.00%
     December 31, 2003 .................................        39         1.05             41        22.78%        0.69%      1.00%
     December 31, 2002 .................................        37         0.85             32       -17.09%        0.07%      1.00%
     December 31, 2001 .................................        46         1.03             47        -8.39%        0.79%      1.00%
   International Equity Portfolio
     December 31, 2004 .................................        --        11.32              4        14.00%        0.00%      1.00%
     Inception May 1, 2004 .............................        --         9.93             --          N/A          N/A        N/A
   Small Cap Portfolio
     December 31, 2004 .................................       341         1.58            539        13.57%        0.00%      1.00%
     December 31, 2003 .................................       289         1.39            403        35.86%        0.00%      1.00%
     December 31, 2002 .................................       302         1.02            310       -18.50%        0.00%      1.00%
     December 31, 2001 .................................       125         1.26            157        17.44%        7.24%      1.00%

LORD ABBETT SERIES FUND, INC.:
   America's Value Portfolio
     December 31, 2004 .................................        59         1.41             84        15.12%        3.18%      1.00%
     December 31, 2003 .................................        19         1.22             24        22.49%        7.42%      1.00%
     Inception May 1, 2003 .............................        --         0.99             --          N/A          N/A        N/A
   Growth and Income Portfolio
     December 31, 2004 .................................       903         1.45          1,306        11.77%        0.90%      1.00%
     December 31, 2003 .................................       797         1.30          1,034        29.71%        0.76%      1.00%
     December 31, 2002 .................................       676         1.00            676       -18.85%        0.75%      1.00%
     December 31, 2001 .................................       314         1.23            387        -7.65%        0.83%      1.00%

NEUBERGER BERMAN ADVISERS MANAGEMENT TRUST:
   Fasciano Portfolio
     December 31, 2004 .................................        11         1.39             15        10.54%        0.00%      1.00%
     December 31, 2003 .................................         2         1.26              3        25.24%        0.14%      1.00%
     Inception May 1, 2003 .............................        --         1.00             --          N/A          N/A        N/A

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT C
NOTES TO FINANCIAL STATEMENTS - CONTINUED

DECEMBER 31, 2004 AND 2003

====================================================================================================================================

                                                                                     NET ASSETS                 INVESTMENT
                                                            UNITS                    ----------       TOTAL       INCOME     EXPENSE
                                                            (000S)     UNIT VALUE      (000S)         RETURN       RATIO      RATIO
====================================================================================================================================
NEUBERGER BERMAN ADVISERS MANAGEMENT TRUST: (CONTINUED)
   Limited Maturity Bond Portfolio
     December 31, 2004 .................................       105       $ 1.30       $    137        -0.59%        3.64%      1.00%
     December 31, 2003 .................................       116         1.31            152         1.40%        4.73%      1.00%
     December 31, 2002 .................................        97         1.29            125         4.29%        3.25%      1.00%
     December 31, 2001 .................................        63         1.24             78         7.69%       12.53%      1.00%
   Midcap Growth Portfolio
     December 31, 2004 .................................        20         0.88             18        14.91%        0.00%      1.00%
     December 31, 2003 .................................         1         0.77             --        26.80%        0.00%      1.00%
     December 31, 2002 .................................         1         0.60              1       -30.04%        0.00%      1.00%
     December 31, 2001 .................................        --         0.86             --       -14.32%        0.00%      1.00%
   Partners Portfolio
     December 31, 2004 .................................       222         1.55            344        18.00%        0.01%      1.00%
     December 31, 2003 .................................       212         1.31            279        33.75%        0.00%      1.00%
     December 31, 2002 .................................       229         0.98            225       -24.90%        0.70%      1.00%
     December 31, 2001 .................................       428         1.31            560        -3.80%        0.37%      1.00%
   Regency Portfolio
     December 31, 2004 .................................        58         1.58             92        20.91%        0.02%      1.00%
     December 31, 2003 .................................        10         1.31             13        30.54%        0.00%      1.00%
     Inception May 1, 2003 .............................        --         1.00             --          N/A          N/A        N/A
   Socially Responsive Portfolio
     December 31, 2004 .................................        --        11.33              1        13.07%        0.00%      1.00%
     Inception May 1, 2004 .............................        --        10.02             --          N/A          N/A        N/A

PIMCO VARIABLE INSURANCE TRUST:
   Money Market Portfolio
     December 31, 2004 .................................         2        10.00             18         0.00%        1.71%      1.00%
     Inception May 1, 2004 .............................        --        10.00             --          N/A          N/A        N/A
   Real Return Portfolio
     December 31, 2004 .................................       134         1.14            153         8.11%        1.10%      1.00%
     December 31, 2003 .................................         3         1.05              3         5.07%        0.75%      1.00%
     Inception May 1, 2003 .............................        --         1.00             --          N/A          N/A        N/A
   Short-Term Portfolio
     December 31, 2004 .................................         3        10.04             26         0.40%        1.84%      1.00%
     Inception May 1, 2004 .............................        --        10.00             --          N/A          N/A        N/A
   Total Return Portfolio
     December 31, 2004 .................................        77         1.05             81         3.56%        1.94%      1.00%
     December 31, 2003 .................................         5         1.01              5         1.29%        2.53%      1.00%
     Inception May 1, 2003 .............................        --         1.00             --          N/A          N/A        N/A

PIONEER VARIABLE CONTRACTS TRUST:
   Equity Income Portfolio
     December 31, 2004 .................................       125         1.06            133        14.61%        2.02%      1.00%
     December 31, 2003 .................................       267         0.92            247        21.05%        2.15%      1.00%
     December 31, 2002 .................................       181         0.76            138       -16.88%        2.04%      1.00%
     December 31, 2001 .................................       307         0.92            283        -6.85%        1.82%      1.00%
   Europe Portfolio
     December 31, 2004 .................................        --         0.93             --        16.99%        0.00%      1.00%
     December 31, 2003 .................................        --         0.79             --        31.60%        0.67%      1.00%
     December 31, 2002 .................................        --         0.60             --       -19.87%        0.00%      1.00%
     December 31, 2001 .................................        --         0.75             --       -24.20%        2.70%      1.00%
   Fund Portfolio
     December 31, 2004 .................................        87         0.94             82         9.31%        0.89%      1.00%
     December 31, 2003 .................................       108         0.86             93        22.21%        0.91%      1.00%
     December 31, 2002 .................................        97         0.70             68       -20.06%        0.85%      1.00%
     December 31, 2001 .................................        88         0.88             78       -10.51%        0.89%      1.00%

ROYCE CAPITAL FUND:
   Micro-Cap Fund
     December 31, 2004 .................................       247         1.67            411        12.86%        0.00%      1.00%
     December 31, 2003 .................................       112         1.48            166        47.20%        0.00%      1.00%
     Inception May 1, 2003 .............................        --         1.00             --          N/A          N/A        N/A

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT C
NOTES TO FINANCIAL STATEMENTS - CONTINUED

DECEMBER 31, 2004 AND 2003

====================================================================================================================================

                                                                                     NET ASSETS                 INVESTMENT
                                                            UNITS                    ----------       TOTAL       INCOME     EXPENSE
                                                            (000S)     UNIT VALUE      (000S)         RETURN       RATIO      RATIO
====================================================================================================================================
ROYCE CAPITAL FUND: (CONTINUED)
   Small-Cap Fund
     December 31, 2004 .................................       325       $ 1.73       $    561        23.87%        0.00%      1.00%
     December 31, 2003 .................................        99         1.40            138        39.92%        0.00%      1.00%
     Inception May 1, 2003 .............................        --         0.99             --          N/A          N/A        N/A

RYDEX VARIABLE TRUST:
   Arktos Fund
     December 31, 2004 .................................        --         8.66             --       -14.34%        0.00%      1.00%
     Inception May 1, 2004 .............................        --        10.11             --          N/A          N/A        N/A
   Banking Fund
     December 31, 2004 .................................        --        11.61             --        14.95%        1.00%      1.00%
     Inception May 1, 2004 .............................        --        10.10             --          N/A          N/A        N/A
   Basic Materials Fund
     December 31, 2004 .................................        --        12.40             --        24.37%        0.00%      1.00%
     Inception May 1, 2004 .............................        --         9.97             --          N/A          N/A        N/A
   Biotechnology Fund
     December 31, 2004 .................................         1         9.27              5        -5.41%        0.00%      1.00%
     Inception May 1, 2004 .............................        --         9.80             --          N/A          N/A        N/A
   Consumer Products Fund
     December 31, 2004 .................................        --        10.43              3         3.27%        0.02%      1.00%
     Inception May 1, 2004 .............................        --        10.10             --          N/A          N/A        N/A
   Electronics Fund
     December 31, 2004 .................................        --         9.12             --        -6.37%        0.00%      1.00%
     Inception May 1, 2004 .............................        --         9.74             --          N/A          N/A        N/A
   Energy Fund
     December 31, 2004 .................................        15        12.13            179        18.57%        0.01%      1.00%
     Inception May 1, 2004 .............................        --        10.23             --          N/A          N/A        N/A
   Energy Services Fund
     December 31, 2004 .................................         3        12.12             39        19.17%        0.00%      1.00%
     Inception May 1, 2004 .............................        --        10.17             --          N/A          N/A        N/A
   Financial Services Fund
     December 31, 2004 .................................        --        11.50              1        14.43%        0.00%      1.00%
     Inception May 1, 2004 .............................        --        10.05             --          N/A          N/A        N/A
   Health Care Fund
     December 31, 2004 .................................         1        10.09             14         0.20%        0.00%      1.00%
     Inception May 1, 2004 .............................        --        10.07             --          N/A          N/A        N/A
   Internet Fund
     December 31, 2004 .................................        --        11.22             --        14.61%        0.00%      1.00%
     Inception May 1, 2004 .............................        --         9.79             --          N/A          N/A        N/A
   Inverse Dynamic Dow 30 Fund
     December 31, 2004 .................................        --         8.73             --       -13.39%        0.00%      1.00%
     Inception July 15, 2004 ...........................        --        10.08             --          N/A          N/A        N/A
   Inverse Mid-Cap Fund
     December 31, 2004 .................................        --         8.76             --       -11.87%        0.00%      1.00%
     Inception July 15, 2004 ...........................        --         9.94             --          N/A          N/A        N/A
   Inverse Small-Cap Fund
     December 31, 2004 .................................        --         8.47             --       -14.96%        0.00%      1.00%
     Inception July 15, 2004 ...........................        --         9.96             --          N/A          N/A        N/A
   Juno Fund
     December 31, 2004 .................................        31         0.87             27       -11.78%        0.00%      1.00%
     December 31, 2003 .................................         1         0.99              1        -1.38%        0.00%      1.00%
     Inception May 1, 2003 .............................        --         0.99             --          N/A          N/A        N/A
   Large-Cap Europe Fund
     December 31, 2004 .................................        --        12.07             --        19.39%        2.79%      1.00%
     Inception May 1, 2004 .............................        --        10.11             --          N/A          N/A        N/A
   Large-Cap Growth Fund
     December 31, 2004 .................................        --        10.51              3         5.52%       17.00%      1.00%
     Inception July 15, 2004 ...........................        --         9.96             --          N/A          N/A        N/A

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT C
NOTES TO FINANCIAL STATEMENTS - CONTINUED

DECEMBER 31, 2004 AND 2003

====================================================================================================================================

                                                                                     NET ASSETS                 INVESTMENT
                                                            UNITS                    ----------       TOTAL       INCOME     EXPENSE
                                                            (000S)     UNIT VALUE      (000S)         RETURN       RATIO      RATIO
====================================================================================================================================
RYDEX VARIABLE TRUST: (CONTINUED)
   Large-Cap Japan Fund
     December 31, 2004 .................................         3       $10.35       $     30         4.76%        0.00%      1.00%
     Inception May 1, 2004 .............................        --         9.88             --          N/A          N/A        N/A
   Large-Cap Value Fund
     December 31, 2004 .................................         1        11.19              9        12.35%        2.06%      1.00%
     Inception July 15, 2004 ...........................        --         9.96             --          N/A          N/A        N/A
   Leisure Fund
     December 31, 2004 .................................        --        11.54              2        15.17%        0.00%      1.00%
     Inception May 1, 2004 .............................        --        10.02             --          N/A          N/A        N/A
   Long Dynamic Dow 30 Fund
     December 31, 2004 .................................        --        11.06             --        11.49%        0.00%      1.00%
     Inception July 15, 2004 ...........................        --         9.92             --          N/A          N/A        N/A
   Medius Fund
     December 31, 2004 .................................        41         1.80             74        21.09%        0.00%      1.00%
     December 31, 2003 .................................        31         1.49             46        48.66%        0.00%      1.00%
     Inception May 1, 2003 .............................        --         0.99             --          N/A          N/A        N/A
   Mekros Fund
     December 31, 2004 .................................       140         1.97            275        24.21%        0.00%      1.00%
     December 31, 2003 .................................       139         1.59            220        58.38%       22.47%      1.00%
     Inception May 1, 2003 .............................        --         1.00             --          N/A          N/A        N/A
   Mid-Cap Growth Fund
     December 31, 2004 .................................        --        11.08              4        10.14%        0.00%      1.00%
     Inception July 15, 2004 ...........................        --        10.06             --          N/A          N/A        N/A
   Mid-Cap Value Fund
     December 31, 2004 .................................        --        11.34             --        12.95%        0.00%      1.00%
     Inception July 15, 2004 ...........................        --        10.04             --          N/A          N/A        N/A
   Nova Fund
     December 31, 2004 .................................         8        11.43             87        13.51%        0.05%      1.00%
     December 31, 2003 .................................         3        10.07             28        37.81%        0.00%      1.00%
     December 31, 2002 .................................         2         7.31             15       -36.37%       12.94%      1.00%
     December 31, 2001 .................................         2        11.48             21       -24.34%       19.13%      1.00%
   OTC Fund
     December 31, 2004 .................................        30        14.35            431         8.29%        0.00%      1.00%
     December 31, 2003 .................................        29        13.25            379        43.97%        0.00%      1.00%
     December 31, 2002 .................................        30         9.20            273       -39.46%        0.00%      1.00%
     December 31, 2001 .................................        25        15.20            388       -35.82%        0.00%      1.00%
   Precious Metals Fund
     December 31, 2004 .................................         4        11.49             51        14.90%        0.00%      1.00%
     Inception May 1, 2004 .............................        --        10.00             --          N/A          N/A        N/A
   Real Estate Fund
     December 31, 2004 .................................         1        13.41             19        32.90%        2.18%      1.00%
     Inception May 1, 2004 .............................        --        10.09             --          N/A          N/A        N/A
   Retailing Fund
     December 31, 2004 .................................        --        10.69             --         7.01%        0.00%      1.00%
     Inception May 1, 2004 .............................        --         9.99             --          N/A          N/A        N/A
   Sector Rotation Fund
     December 31, 2004 .................................        12         1.37             16         9.32%        0.00%      1.00%
     December 31, 2003 .................................         4         1.25              5        25.01%        0.00%      1.00%
     Inception May 1, 2003 .............................        --         1.00             --          N/A          N/A        N/A
   Small-Cap Growth Fund
     December 31, 2004 .................................        --        11.55             --        14.81%        0.00%      1.00%
     Inception July 15, 2004 ...........................        --        10.06             --          N/A          N/A        N/A
   Small-Cap Value Fund
     December 31, 2004 .................................         1        11.52              6        14.74%        2.00%      1.00%
     Inception July 15, 2004 ...........................        --        10.04             --          N/A          N/A        N/A
   Technology Fund
     December 31, 2004 .................................        --        10.49             --         6.61%        0.00%      1.00%
     Inception May 1, 2004 .............................        --         9.84             --          N/A          N/A        N/A

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT C
NOTES TO FINANCIAL STATEMENTS - CONTINUED

DECEMBER 31, 2004 AND 2003

====================================================================================================================================

                                                                                     NET ASSETS                 INVESTMENT
                                                            UNITS                    ----------       TOTAL       INCOME     EXPENSE
                                                            (000S)     UNIT VALUE      (000S)         RETURN       RATIO      RATIO
====================================================================================================================================
RYDEX VARIABLE TRUST: (CONTINUED)
   Telecommunications Fund
     December 31, 2004 .................................        --       $10.86       $     --         9.81%        0.00%      1.00%
     Inception May 1, 2004 .............................        --         9.89             --          N/A          N/A        N/A
   Titan 500 Fund
     December 31, 2004 .................................        --        11.59             --        15.32%        0.00%      1.00%
     Inception May 1, 2004 .............................        --        10.05             --          N/A          N/A        N/A
   Transportation Fund
     December 31, 2004 .................................        --        12.59             --        25.65%        0.00%      1.00%
     Inception May 1, 2004 .............................        --        10.02             --          N/A          N/A        N/A
   U.S. Government Bond Fund
     December 31, 2004 .................................         2         1.04              2         7.29%        3.33%      1.00%
     December 31, 2003 .................................        --         0.97             --        -2.92%         N/A       1.00%
     Inception May 1, 2003 .............................        --         0.99             --          N/A          N/A        N/A
   U.S. Government Money Market Fund
     December 31, 2004 .................................       178         0.98            175        -1.17%        0.32%      1.00%
     December 31, 2003 .................................        67         0.99             67        -0.98%        0.00%      1.00%
     December 31, 2002 .................................         1         1.00              1        -0.53%        0.51%      1.00%
     December 31, 2001 .................................         2         1.01              2         0.66%        1.40%      1.00%
   Ursa Fund
     December 31, 2004 .................................        --         0.71             --       -11.70%        0.00%      1.00%
     December 31, 2003 .................................        --         0.80             --       -19.48%         N/A       1.00%
     Inception May 1, 2003 .............................        --         0.99             --          N/A          N/A        N/A
   Utilities Fund
     December 31, 2004 .................................        --        11.56              1        14.91%        2.67%      1.00%
     Inception May 1, 2004 .............................        --        10.06             --          N/A          N/A        N/A
   Velocity 100 Fund
     December 31, 2004 .................................        --        12.14             --        24.26%        0.00%      1.00%
     Inception May 1, 2004 .............................        --         9.77             --          N/A          N/A        N/A

SALOMON BROTHERS VARIABLE SERIES FUNDS:
   All Cap Fund
     December 31, 2004 .................................         1        10.73             12         6.55%        1.87%      1.00%
     Inception May 1, 2004 .............................        --        10.07             --          N/A          N/A        N/A
   Large Cap Growth Fund
     December 31, 2004 .................................         1         9.95             11         0.40%        0.50%      1.00%
     Inception May 1, 2004 .............................        --         9.91             --          N/A          N/A        N/A
   Strategic Bond Fund
     December 31, 2004 .................................        --        10.64             --         6.40%        0.00%      1.00%
     Inception May 1, 2004 .............................        --        10.00             --          N/A          N/A        N/A
   Total Return Fund
     December 31, 2004 .................................         2        10.62             17         5.99%        5.29%      1.00%
     Inception May 1, 2004 .............................        --        10.02             --          N/A          N/A        N/A

SELIGMAN PORTFOLIOS, INC.:
   Communications and Information Portfolio
     December 31, 2004 .................................       212         0.57            121         9.52%        0.00%      1.00%
     December 31, 2003 .................................       324         0.52            168        42.62%        0.00%      1.00%
     December 31, 2002 .................................       321         0.36            117       -36.87%        0.00%      1.00%
     December 31, 2001 .................................       301         0.58            174         4.02%        0.00%      1.00%
   Global Technology Portfolio
     December 31, 2004 .................................       186         0.49             90         3.65%        0.00%      1.00%
     December 31, 2003 .................................       207         0.47             98        34.70%        0.00%      1.00%
     December 31, 2002 .................................       220         0.35             77       -32.47%        0.00%      1.00%
     December 31, 2001 .................................       100         0.52             52       -22.98%        0.21%      1.00%

STRONG VARIABLE INSURANCE FUNDS, INC.:
   Mid Cap Growth Fund II
     December 31, 2004 .................................       359         1.71            613        18.13%        0.00%      1.00%
     December 31, 2003 .................................       406         1.45            588        32.88%        0.00%      1.00%
     December 31, 2002 .................................       441         1.09            480       -38.19%        0.00%      1.00%
     December 31, 2001 .................................       591         1.76          1,041       -31.46%        0.00%      1.00%

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT C
NOTES TO FINANCIAL STATEMENTS - CONTINUED

DECEMBER 31, 2004 AND 2003

====================================================================================================================================

                                                                                     NET ASSETS                 INVESTMENT
                                                            UNITS                    ----------       TOTAL       INCOME     EXPENSE
                                                            (000S)     UNIT VALUE      (000S)         RETURN       RATIO      RATIO
====================================================================================================================================
STRONG OPPORTUNITY FUND II, INC ........................
     December 31, 2004 .................................       540       $ 2.14       $  1,156        16.89%        0.00%      1.00%
     December 31, 2003 .................................       431         1.83            789        35.64%        0.08%      1.00%
     December 31, 2002 .................................       547         1.35            738       -27.55%        0.44%      1.00%
     December 31, 2001 .................................       436         1.86            813        -4.67%        3.01%      1.00%

THIRD AVENUE VARIABLE SERIES TRUST:
   Value Portfolio:
     December 31, 2004 .................................       254         1.64            415        19.00%        0.54%      1.00%
     December 31, 2003 .................................       146         1.38            201        37.81%        0.13%      1.00%
     Inception May 1, 2003 .............................        --         0.99             --          N/A          N/A        N/A

VAN ECK WORLDWIDE INSURANCE TRUST:
   Worldwide Absolute Return Fund
     December 31, 2004 .................................         1         0.98              1        -1.54%        0.00%      1.00%
     December 31, 2003 .................................         1         1.00              1        -0.47%        0.00%      1.00%
     Inception May 1, 2003 .............................        --         0.99             --          N/A          N/A        N/A
   Worldwide Bond Fund
     December 31, 2004 .................................       150         1.54            231         7.85%        9.37%      1.00%
     December 31, 2003 .................................       196         1.43            280        16.99%        1.97%      1.00%
     December 31, 2002 .................................       191         1.22            233        20.45%        0.00%      1.00%
     December 31, 2001 .................................        25         1.01             25        -6.06%        3.81%      1.00%
   Worldwide Emerging Markets Fund
     December 31, 2004 .................................       257         1.07            275        24.82%        0.58%      1.00%
     December 31, 2003 .................................       206         0.86            177        52.66%        0.10%      1.00%
     December 31, 2002 .................................       137         0.56             77        -3.87%        0.26%      1.00%
     December 31, 2001 .................................       175         0.58            102        -2.79%        0.00%      1.00%
   Worldwide Hard Assets Fund
     December 31, 2004 .................................       157         1.67            261        22.84%        0.62%      1.00%
     December 31, 2003 .................................       222         1.36            302        43.64%        0.30%      1.00%
     December 31, 2002 .................................       104         0.95             99        -3.81%        0.49%      1.00%
     December 31, 2001 .................................       108         0.98            106       -11.35%        1.34%      1.00%
   Worldwide Real Estate Fund
     December 31, 2004 .................................       162         1.72            279        34.61%        0.63%      1.00%
     December 31, 2003 .................................        42         1.28             54        33.16%        1.88%      1.00%
     December 31, 2002 .................................        47         0.96             45        -5.43%        2.00%      1.00%
     December 31, 2001 .................................        42         1.02             43         4.28%        2.01%      1.00%

VARIABLE INSURANCE FUNDS:
   Choice Market Neutral Funds
     December 31, 2004 .................................         6         0.82              5       -19.46%        0.00%      1.00%
     December 31, 2003 .................................         5         1.02              6         1.82%        7.38%      1.00%
     Inception May 1, 2003 .............................        --         0.99             --          N/A          N/A        N/A

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT C
NOTES TO FINANCIAL STATEMENTS - CONTINUED


====================================================================================================================================
(6) UNIT PROGRESSION

   The changes in units  outstanding  for the year ended December 31, 2004, were as follows:

                                                               NUMBER                                                    NUMBER
                                                              OF UNITS                                                  OF UNITS
                                                              BEGINNING             UNITS              UNITS               END
                                               NOTES         OF THE YEAR          PURCHASED          REDEEMED            OF YEAR
------------------------------------------------------------------------------------------------------------------------------------
40|86 SERIES TRUST:
    Balanced                                                4,013,589.5            339,052.1         (727,168.1)       3,625,473.5
    Equity                                                  2,791,903.3            131,649.0         (384,536.5)       2,539,015.8
    Fixed Income                                            1,133,895.2             78,427.9         (262,098.8)         950,224.3
    Focus 20                                                  333,514.2             42,694.9         (218,833.5)         157,375.6
    Government Securities                                     414,230.9            129,334.1         (220,858.2)         322,706.8
    High Yield                                                 91,637.0             92,386.2          (68,824.4)         115,198.8
    Money Market                                              838,405.7          1,050,306.1       (1,153,432.4)         735,279.4

AIM VARIABLE INSURANCE FUNDS:
    Basic Value                                                19,744.1             42,561.3           (5,543.5)          56,761.9
    Core Stock                                   a            168,492.6             21,879.9         (101,495.1)          88,877.4
    Financial Services                           b              5,872.3                162.0           (4,240.4)           1,793.9
    Health Sciences                              c             82,572.1             95,601.7          (16,537.0)         161,636.8
    High Yield                                   d                   --              6,434.8           (3,444.4)           2,990.4
    Mid Cap Core Equity                                         2,323.8              8,058.5           (1,473.2)           8,909.1
    Real Estate                                  e            137,496.8            267,639.8          (88,657.8)         316,478.8
    Technology                                   f             33,386.5            194,481.7         (121,388.7)         106,479.5

THE ALGER AMERICAN FUND:
    Growth                                                  1,063,276.4            191,959.5         (300,778.0)         954,457.9
    Leveraged AllCap                                        1,038,001.0            142,941.0         (354,880.4)         826,061.6
    MidCap Growth                                             576,759.3            314,723.1         (353,082.6)         538,399.8
    Small Capitalization                                    1,090,232.1            260,849.0         (262,983.3)       1,088,097.8

ALLIANCE VARIABLE PRODUCT SERIES, INC:
    Growth and Income                                           6,010.1             14,321.3           (1,856.5)          18,474.9

AMERICAN CENTURY VARIABLE PORTFOLIOS, INC:
    Income & Growth                                           217,674.3             31,087.8         (127,508.2)         121,253.9
    International                                             340,277.0            159,366.0         (235,306.4)         264,336.6
    Value                                                     559,711.0            287,033.2         (248,524.0)         598,220.2

DREYFUS SOCIALLY RESPONSIBLE GROWTH                         1,701,703.9            312,490.4         (309,077.4)       1,705,116.9

DREYFUS STOCK INDEX                                         5,750,564.5            760,098.0       (1,228,762.3)       5,281,900.2

DREYFUS VARIABLE INVESTMENT FUNDS:
    Disciplined Stock                                         158,295.4             28,184.1          (41,486.1)         144,993.4
    International Value                                       164,785.5            134,978.8          (87,096.3)         212,668.0

FEDERATED INSURANCE SERIES:
    Capital Income II                                         260,607.8             32,343.6          (34,086.9)         258,864.5
    High Income Bond II                                       256,317.6             57,019.9         (106,490.9)         206,846.6
    International Equity II                                   224,295.2             20,939.2         (153,043.5)          92,190.9

FIRST AMERICAN INSURANCE PORTFOLIOS:
    Large Cap Growth                             g              2,931.9              8,279.4          (11,211.3)                --
    Mid Cap Growth                               g              4,677.6              4,300.6           (8,978.2)                --

INVESCO VARIABLE INVESTMENT FUNDS:
    High Yield                                   j             59,596.4              5,253.1          (64,849.5)                --

JANUS ASPEN SERIES:
    Growth                                                  3,283,713.5            409,276.5         (703,609.9)       2,989,380.1
    Growth and Income                                         453,889.7            128,128.2         (136,382.0)         445,635.9
    International Growth                                       27,998.5            214,236.6         (127,260.0)         114,975.1
    Mid Cap Growth                                          3,246,648.4            512,102.4         (667,025.1)       3,091,725.7
    Worldwide Growth                                        5,528,028.5            489,630.8       (1,195,221.2)       4,822,438.1

LAZARD RETIREMENT SERIES, INC:
    Emerging Markets                             h                   --              2,979.3               (1.6)           2,977.7
    Equity                                                     39,514.8             41,421.2           (2,880.3)          78,055.7
    International Equity                         h                   --                341.8                 --              341.8
    Small Cap                                                 289,465.3            151,470.0         (100,363.8)         340,571.5

LORD ABBETT SERIES FUND, INC:
    America's Value                                            19,214.9             40,978.6             (856.1)          59,337.4
    Growth and Income                                         796,708.9            297,605.9         (191,531.3)         902,783.5

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT C
NOTES TO FINANCIAL STATEMENTS - CONTINUED


====================================================================================================================================
(6) UNIT PROGRESSION - CONTINUED

                                                               NUMBER                                                    NUMBER
                                                              OF UNITS                                                  OF UNITS
                                                              BEGINNING             UNITS              UNITS               END
                                               NOTES         OF THE YEAR          PURCHASED          REDEEMED            OF YEAR
------------------------------------------------------------------------------------------------------------------------------------
NEUBERGER BERMAN ADVISERS MANAGEMENT TRUST:
    Fasciano                                                    2,202.8              8,870.2              (50.2)          11,022.8
    Limited Maturity Bond                                     116,039.1             19,923.9          (30,832.2)         105,130.8
    Midcap Growth                                                 761.5             20,545.2           (1,303.7)          20,003.0
    Partners                                                  212,337.0             59,769.5          (49,696.7)         222,409.8
    Regency                                                     9,830.6             48,559.4             (309.0)          58,081.0
    Socially Responsive                          h                   --                127.6                 --              127.6

PIMCO VARIABLE INSURANCE TRUST:
    Money Market                                 h                   --              2,397.2             (574.2)           1,823.0
    Real Return                                                 2,745.5            173,472.6          (41,735.3)         134,482.8
    Short Term                                   h                   --              2,590.7               (5.2)           2,585.5
    Total Return                                                5,344.2            102,196.6          (30,844.8)          76,696.0

PIONEER VARIABLE CONTRACTS TRUST:
    Equity Income                                             266,825.4             12,360.3         (153,718.6)         125,467.1
    Fund                                                      108,242.1             39,982.8          (61,058.1)          87,166.8

ROYCE CAPITAL FUND:
    Micro Cap                                                 112,213.2            358,078.6         (223,690.1)         246,601.7
    Small Cap                                                  98,795.8            361,626.0         (135,848.2)         324,573.6

RYDEX VARIABLE TRUST
    Arktos                                       h                   --             11,233.6          (11,233.6)                --
    Banking                                      h                   --                 78.6              (59.3)              19.3
    Biotechnology                                h                   --              1,974.9           (1,415.3)             559.6
    Consumer Products                            h                   --              3,726.9           (3,392.7)             334.2
    Electronics                                  h                   --                950.5             (950.5)                --
    Energy                                       h                   --             18,789.6           (4,053.0)          14,736.6
    Energy Services                              h                   --              6,024.7           (2,776.6)           3,248.1
    Financial Services                           h                   --                 95.1              (19.8)              75.3
    Health Care                                  h                   --              3,751.5           (2,337.9)           1,413.6
    Internet                                     h                   --                353.6             (353.6)                --
    Inverse Dynamic Dow 30                       i                   --                172.4             (172.4)                --
    Juno                                                          885.2             48,983.8          (18,758.6)          31,110.4
    Large Cap Europe                             h                   --              6,760.5           (6,755.0)               5.5
    Large Cap Growth                             i                   --                283.3                 --              283.3
    Large Cap Japan                              h                   --              9,734.1           (6,888.6)           2,845.5
    Large Cap Value                              i                   --                766.2                --               766.2
    Leisure                                      h                   --                130.7                --               130.7
    Medius                                                     30,940.8             17,967.6           (7,927.6)          40,980.8
    Mekros                                                    138,969.8            518,364.9         (517,637.6)         139,697.1
    Mid Cap Growth                               i                   --                785.5             (390.5)             395.0
    Nova                                                        2,746.2             15,585.7          (10,685.0)           7,646.9
    OTC                                                        28,571.1             29,840.3          (28,391.6)          30,019.8
    Precious Metals                              h                   --              6,843.7           (2,445.4)           4,398.3
    Real Estate                                  h                   --              1,692.8             (252.4)           1,440.4
    Sector Rotation                                             3,761.9              8,004.7              (18.7)          11,747.9
    Small Cap Value                              i                   --                503.9                 --              503.9
    Technology                                   h                   --              2,558.7           (2,558.7)                --
    Telecommunications                           h                   --             12,239.7          (12,239.7)                --
    Transportation                               h                   --              2,457.2           (2,457.2)                --
    U.S. Government Bond                                             --              1,987.9             (423.1)           1,564.8
    U.S. Government Money Market                               67,324.1            850,679.2         (739,963.8)         178,039.5
    Ursa                                                             --            160,653.4         (160,653.4)                --
    Utilities                                    h                   --                 62.9                --                62.9
    Velocity 100                                 h                   --              4,382.2           (4,382.2)                --

SALOMON BROTHERS VARIABLE SERIES FUNDS INC:
    All Cap                                      h                   --              1,116.5                 --           1,116.5
    Large Cap Growth                             h                   --              1,068.5                 --           1,068.5
    Strategic Bond                               h                   --                198.3             (198.3)               --
    Total Return                                 h                   --              1,575.3                 --           1,575.3

SELIGMAN PORTFOLIOS, INC:
    Communications and Information                            323,736.8            149,109.1         (260,556.8)        212,289.1
    Global Technology                                         206,753.9             15,158.4          (35,824.7)        186,087.6

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT C
NOTES TO FINANCIAL STATEMENTS - CONTINUED


====================================================================================================================================
(6) UNIT PROGRESSION - CONTINUED

                                                               NUMBER                                                    NUMBER
                                                              OF UNITS                                                  OF UNITS
                                                              BEGINNING             UNITS              UNITS               END
                                               NOTES         OF THE YEAR          PURCHASED          REDEEMED            OF YEAR
------------------------------------------------------------------------------------------------------------------------------------
STRONG VARIABLE INSURANCE FUNDS:
    Mid Cap Growth II                                         406,151.9             55,779.3         (102,706.4)         359,224.8

STRONG OPPORTUNITY II                                         430,701.5            215,664.4         (106,661.3)         539,704.6

THIRD AVENUE VARIABLE SERIES FUNDS:
    Value                                                     145,552.7            212,571.4         (104,402.3)         253,721.8

VAN ECK WORLDWIDE INSURANCE TRUST:
    Absolute Return                                               892.8                   --                 --              892.8
    Bond                                                      196,186.3             70,125.0         (116,708.2)         149,603.1
    Emerging Markets                                          206,465.8            277,369.4         (226,582.5)         257,252.7
    Hard Assets                                               221,992.2            158,262.8         (223,597.9)         156,657.1
    Real Estate                                                42,249.3            268,432.9         (148,912.1)         161,770.1

VARIABLE INSURANCE FUNDS:
    Choice Market Neutral Fund                                  5,485.5             32,602.0          (32,537.1)           5,550.4
------------------------------------------------------------------------------------------------------------------------------------
        TOTALS                                             40,622,668.5         11,972,963.5      (14,071,612.8)      38,524,019.2
====================================================================================================================================

a) Formerly Invesco VIF Core Equity Fund prior to its name change effective October 15, 2004.

b) Formerly Invesco VIF Financial Services Fund prior to its name change effective October 15, 2004.

c) Formerly Invesco VIF Health Sciences Fund prior to its name change effective October 15, 2004.

d) For the period April 30, 2004 through December 31, 2004 as a result of the AIM/Invesco mergers on April 30, 2004.

e) Formerly Invesco VIT Real Estate Opportunity prior to its name change effective April 30, 2004.

f) Formerly Invesco VIT Technology prior to its name change effective October 15, 2004.

g) For the period January 1, 2004 through August 27, 2004 (liquidation of funds).

h) For the period May 1, 2004 through December 31, 2004 (Inception of funds).

i) For the period July 15, 2004 through December 31, 2004 (Inception of funds).

j) For the period January 1, 2004 through April 29, 2004 (fund merged into AIM High Yield).

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT C
NOTES TO FINANCIAL STATEMENTS - CONTINUED

================================================================================

(6)  UNIT PROGRESSION

     The changes in units outstanding for the year ended December 31, 2003, were as follows:

                                                                                      40|86 SERIES TRUST (a)
                                                           =========================================================================

                                                                                            FIXED                       GOVERNMENT
                                                              BALANCED        EQUITY       INCOME          FOCUS 20     SECURITIES
====================================================================================================================================
Number of units, beginning of year .......................  4,287,817.1    3,416,038.3   1,317,842.6       66,825.5      599,973.0
Units purchased ..........................................    623,403.7      203,802.1     159,578.9      387,789.0      245,066.1
Units redeemed ...........................................   (897,631.3)    (827,937.1)   (343,526.3)    (121,100.3)    (430,808.2)
------------------------------------------------------------------------------------------------------------------------------------
     Number of units, end of year ........................  4,013,589.5    2,791,903.3   1,133,895.2      333,514.2      414,230.9
====================================================================================================================================

                                                                ALLIANCE                                                   BERGER
                                                                VARIABLE                                               INSTITUTIONAL
                                                                PRODUCT                 AMERICAN CENTURY                  PRODUCTS
                                                                 SERIES                 VARIABLE PRODUCT                   TRUST
                                                           =========================================================================

                                                              GROWTH AND     INCOME AND
                                                                INCOME         GROWTH    INTERNATIONAL      VALUE        GROWTH (c)
====================================================================================================================================

Number of units, beginning of year .......................        978.5      134,358.4     217,435.4      667,068.0      324,203.2
Units purchased ..........................................      5,052.3      268,427.9     295,946.4      247,229.4       11,705.8
Units redeemed ...........................................        (20.7)    (185,112.0)   (173,104.8)    (354,586.4)    (335,909.0)
------------------------------------------------------------------------------------------------------------------------------------
     Number of units, end of year ........................      6,010.1      217,674.3     340,277.0      559,711.0             --
====================================================================================================================================

                                                                                                                          INVESCO
                                                                                                                          VARIABLE
                                                                FEDERATED INSURANCE              FIRST AMERICAN         INVESTMENT
                                                                 SERIES (CONTINUED)           INSURANCE PORTFOLIOS         FUNDS
                                                           =========================================================================

                                                             HIGH INCOME   INTERNATIONAL    LARGE CAP      MID CAP          CORE
                                                               BOND II       EQUITY II        GROWTH        GROWTH         EQUITY
====================================================================================================================================
Number of units, beginning of year .......................    280,937.4      144,533.7         849.5       35,472.1      117,823.9
Units purchased ..........................................     70,021.1      117,668.8       5,682.1        3,653.3       79,579.2
Units redeemed ...........................................    (94,640.9)     (37,907.3)     (3,599.7)     (34,447.8)     (28,910.5)
------------------------------------------------------------------------------------------------------------------------------------
     Number of units, end of year ........................    256,317.6      224,295.2       2,931.9        4,677.6      168,492.6
====================================================================================================================================

                                                                                                                            LORD
                                                                JANUS ASPEN SERIES                                         ABBETT
                                                                    (CONTINUED)            LAZARD RETIREMENT SERIES      SERIES FUND
                                                           =========================================================================

                                                              MID CAP       WORLDWIDE                                     AMERICA'S
                                                             GROWTH(g)       GROWTH          EQUITY       SMALL CAP       VALUE(b)
====================================================================================================================================
Number of units, beginning of year .......................  3,593,852.3    6,526,170.4      37,445.4      302,501.0           --
Units purchased ..........................................    760,352.4      819,096.2       3,399.9      108,645.7       19,232.4
Units redeemed ........................................... (1,107,556.3)  (1,817,238.1)     (1,330.5)    (121,681.4)         (17.5)
------------------------------------------------------------------------------------------------------------------------------------
     Number of units, end of year ........................  3,246,648.4    5,528,028.5      39,514.8      289,465.3       19,214.9
====================================================================================================================================

(a) Formerly Conseco Series Trust prior to its name change effective September 17, 2003.

(b)  For the period May 1, 2003  (inception  date of fund) through  December 31,
     2003.

(c) For the period January 1, 2003 through March 21, 2003 for the Berger funds. These Berger funds were merged on March 21, 2003 into the Janus Aspen Funds.
     Berger IPT Growth to Janus Aspen Growth
     Berger IPT Large Cap Growth to Janus Aspen Growth and Income
     Berger IPT International to Janus Aspen International Growth.

(d) For the period January 1, 2003 through March 31, 2003 (termination of fund).

(e) Formerly Federated Utility Fund II prior to its name change effective May 1, 2003.

(f) For the period March 21, 2003 through December 31, 2003 as result of Berger liquidation (see Note (c).

(g) Formerly Janus Aggressive Growth prior to its name change effective May 1, 2003.

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT C
NOTES TO FINANCIAL STATEMENTS - CONTINUED

====================================================================================================================================


     40|86 SERIES TRUST
       (CONTINUED)(a)             AIM VARIABLE INSURANCE FUND                         THE ALGER AMERICAN FUNDS
============================    ===============================    =================================================================

      HIGH            MONEY                          MID CAP                        LEVERAGED          MIDCAP            SMALL
      YIELD          MARKET        BASIC VALUE     CORE EQUITY       GROWTH           ALLCAP           GROWTH       CAPITALIZATION
====================================================================================================================================
    68,502.9     1,203,004.0            --              --         1,197,573.7     1,321,633.5        446,395.4       1,081,268.3
   167,065.9     1,658,755.1        19,760.5         2,323.8         347,593.1       212,156.3        443,221.6         438,004.2
  (143,931.8)   (2,023,353.4)          (16.4)           --          (481,890.4)     (495,788.8)      (312,857.7)       (429,040.4)
------------------------------------------------------------------------------------------------------------------------------------
    91,637.0       838,405.7        19,744.1         2,323.8       1,063,276.4     1,038,001.0        576,759.3       1,090,232.1
====================================================================================================================================


             BERGER INSTITUTIONAL                                                         DREYFUS VARIABLE             FEDERATED
          PRODUCTS TRUST (CONTINUED)                                                      INVESTMENT FUNDS         INSURANCE SERIES
============================================                                         ==========================   ==================

                                                    DREYFUS
                                     SMALL         SOCIALLY          DREYFUS
                   LARGE CAP        COMPANY       RESPONSIBLE         STOCK          DISCIPLINE     INTERNATIONAL        CAPITAL
INTERNATIONAL(c)   GROWTH(c)       GROWTH(d)        GROWTH            INDEX            STOCK            VALUE           INCOME(e)
====================================================================================================================================
     9,845.1       490,773.3       296,503.9     1,648,448.2       6,282,169.1       166,443.4         87,173.5         275,084.4
       321.1        18,532.0        17,166.6       574,729.2       1,002,403.2        35,156.8         98,696.0         277,390.7
   (10,166.2)     (509,305.3)     (313,670.5)     (521,473.5)     (1,534,007.8)      (43,304.8)       (21,084.0)       (291,867.3)
------------------------------------------------------------------------------------------------------------------------------------
        --              --              --       1,701,703.9       5,750,564.5       158,295.4        164,785.5         260,607.8
====================================================================================================================================


                 INVESCO VARIABLE INVESTMENT FUNDS (CONTINUED)                                    JANUS ASPEN SERIES
===============================================================================   ==================================================

                                                     REAL
    FINANCIAL        HEALTH                         ESTATE                                           GROWTH AND       INTERNATIONAL
    SERVICES        SCIENCES       HIGH YIELD     OPPORTUNITY        TECHNOLOGY      GROWTH           INCOME(f)          GROWTH(f)
====================================================================================================================================
     5,291.1        30,656.7        26,264.4        83,537.3             543.5     3,348,500.2             --                --
       730.4        82,219.0        42,188.7        99,944.5          63,204.8       807,056.8        565,684.8          61,624.0
      (149.2)      (30,303.6)       (8,856.7)      (45,985.0)        (30,361.8)     (871,843.5)      (111,795.1)        (33,625.5)
------------------------------------------------------------------------------------------------------------------------------------
     5,872.3        82,572.1        59,596.4       137,496.8          33,386.5     3,283,713.5        453,889.7          27,998.5
====================================================================================================================================


     LORD
    ABBETT
  SERIES FUND                                                                                               PIMCO VARIABLE
  (CONTINUED)                 NEUBERGER BERMAN ADVISERS MANAGEMENT TRUST (CONTINUED)                        INSURANCE TRUST
================   =============================================================================     ===============================

   GROWTH AND                       LIMITED           MIDCAP                                             REAL              TOTAL
     INCOME        FASCIANO(b)   MATURITY BOND        GROWTH         PARTNERS        REGENCY(b)        RETURN(b)         RETURN(b)
====================================================================================================================================
   675,787.4            --          96,604.0           805.6         228,991.6            --               --
   200,908.1         2,202.8        51,740.6         1,234.7         130,043.3         9,830.6          2,745.5          17,170.1
   (79,986.6)            0.0       (32,305.5)       (1,278.8)       (146,697.9)            0.0              0.0          11,825.9)
------------------------------------------------------------------------------------------------------------------------------------
   796,708.9         2,202.8       116,039.1           761.5         212,337.0         9,830.6          2,745.5           5,344.2
====================================================================================================================================

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT C
NOTES TO FINANCIAL STATEMENTS - CONTINUED


================================================================================

(6)  UNIT PROGRESSION

     The changes in units outstanding for the year ended December 31, 2003, were as follows:

                                                                                                                           RYDEX
                                                                  PIONEER VARIABLE                                       VARIABLE
                                                                   CONTRACTS TRUST            ROYCE CAPITAL FUND           TRUST
                                                              ========================     ========================    =============

                                                            EQUITY INCOME       FUND      MICRO-CAP(a)  SMALL-CAP(a)       JUNO(a)
====================================================================================================================================
Number of units, beginning of year .......................    180,822.1       97,228.9          --             --            --
Units purchased ..........................................    134,777.8       11,638.9     229,676.7      134,133.8         885.2
Units redeemed ...........................................    (48,774.5)        (625.7)   (117,463.5)     (35,338.0)          0.0
------------------------------------------------------------------------------------------------------------------------------------
     Number of units, end of year ........................    266,825.4      108,242.1     112,213.2       98,795.8         885.2
====================================================================================================================================


                                                                                         THIRD AVENUE
                                                           STRONG VARIABLE                 VARIABLE             VAN ECK WORLDWIDE
                                                           INSURANCE FUNDS               SERIES TRUST            INSURANCE TRUST
                                                          =================             ==============        ======================
                                                                               STRONG       VARIABLE
                                                               MID CAP      OPPORTUNITY     ANNUITY         ABSOLUTE
                                                              GROWTH II       FUND II       TRUST(a)        RETURN(a)       BOND
====================================================================================================================================
Number of units, beginning of year .......................    440,938.6      546,629.2          --             --        190,656.1
Units purchased ..........................................    104,226.9      207,419.0     153,367.5          892.8      146,763.9
Units redeemed ...........................................   (139,013.6)    (323,346.7)     (7,814.8)          --       (141,233.7)
------------------------------------------------------------------------------------------------------------------------------------
     Number of units, end of year ........................    406,151.9      430,701.5     145,552.7          892.8      196,186.3
====================================================================================================================================

(a)  For the period May 1, 2003  (inception  date of fund) through  December 31,
     2003.

(b) For the period May 1, 2003 (inception date of fund) through December 22, 2003 (termination of fund).

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT C
NOTES TO FINANCIAL STATEMENTS - CONTINUED

================================================================================

                                RYDEX VARIABLE TRUST (CONTINUED)                                          SELIGMAN PORTFOLIOS
================================================================================================  ==================================
                                                                                        U.S.       COMMUNICATIONS
                                                                       SECTOR        GOVERNMENT          AND             GLOBAL
    MEDIUS(a)      MEKROS(a)           NOVA            OTC           ROTATION(a)    MONEY MARKET     INFORMATION       TECHNOLOGY
====================================================================================================================================
          --              --         2,073.3        29,696.6                --         1,061.4        321,186.2         219,892.2
    42,614.3       155,588.7         4,346.0        12,856.3          32,283.4       214,420.7        149,792.2          42,459.9
   (11,673.5)      (16,618.9)       (3,673.1)      (13,981.8)        (28,521.5)     (148,158.0)      (147,241.6)        (55,598.2)
------------------------------------------------------------------------------------------------------------------------------------
    30,940.8       138,969.8         2,746.2        28,571.1           3,761.9        67,324.1        323,736.8         206,753.9
====================================================================================================================================

                                                                VARIABLE
                        VAN ECK WORLDWIDE                       INSURANCE
                  INSURANCE TRUST (CONTINUED)                     FUNDS
===========================================================  ================             =============

                                                  ULTRA
     EMERGING         HARD          REAL        SHORT-TERM     CHOICE MARKET                 COMBINED
     MARKETS         ASSETS        ESTATE        INCOME(b)    NEUTRAL FUND(b)                  TOTAL
=============================================================================             =============
    136,663.7      104,338.9      46,514.3          --            --                       43,461,627.7
    103,095.1      174,800.1      24,463.4        6,916.3       5,485.5                    13,980,041.9
    (33,293.0)     (57,146.8)    (28,728.4)      (6,916.3)        --                      (16,819,001.1)
-----------------------------------------------------------------------------             -------------
    206,465.8      221,992.2      42,249.3          --          5,485.5                    40,622,668.5
=============================================================================             =============

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM


================================================================================

TO THE BOARD OF DIRECTORS OF JEFFERSON NATIONAL LIFE INSURANCE COMPANY AND CONTRACT OWNERS OF JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT C

   We have audited the accompanying statements of assets and liabilities of Jefferson National Life Annuity Account C (the "Account"), as of December 31, 2004, and the related statements of operations and changes in net assets for each of the two years in the period then ended. These financial statements are the responsibility of the Account's management. Our responsibility is to express an opinion on these financial statements based on our audits.

   We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. We were not engaged to perform an audit of the Account's internal control over financial reporting. An audit includes consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Account's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of December 31, 2004 by correspondence with custodian and others. We believe that our audits provide a reasonable basis for our opinion.

   In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of Jefferson National Life Annuity Account C, at December 31, 2004, and the results of its operations and changes in its net assets for each of the two years in the period then ended, in conformity with accounting principles generally accepted in the United States.


/s/ ERNST & YOUNG LLP

New York, NY
March 28, 2005

================================================================================

                                   JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT C

                                   SPONSOR
                                   Jefferson National Life Insurance Company

                                   DISTRIBUTOR
                                   Jefferson National Equity Sales, Inc.

                                   INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM Ernst & Young LLP

                                     PART C

                                OTHER INFORMATION

ITEM 24. FINANCIAL STATEMENTS AND EXHIBITS

(a)  Financial Statements

The following financial statements are included in Part B of the Registration
Statement:

The financial statements of Jefferson National Life Insurance Company at December 31, 2004 and 2003, and for each of the two years in the period ended December 31, 2004.

The financial statements of Jefferson National Life Annuity Account C at December 31, 2004 and for each of the two years in the period ended December 31, 2004.

(b)  Exhibits

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT C - MAXIFLEX INDIVIDUAL

(1)    (a)           Resolution of Board of Directors of the Company
                     authorizing the reorganization of the Separate
                     Account.                                               (10)

       (b)           Resolution Changing the Name of the Separate
                     Account                                                 (1)

(2)                  Not Applicable.

(3)    (a)    (i)    Form of Principal Underwriter's Agreement of the
                     Company on behalf of the Separate Account and
                     Inviva Securities Corporation.                          (1)

              (ii)   Form of Amendment to Principal Underwriter's
                     Agreement                                               (1)

       (b)           Form of Selling Agreement                               (1)

(4)    (a)           Form of Individual Single Premium Contract -
                     Achievement. (22-4026)                                  (1)

       (b)           Form of Individual Flexible Premium Contract.
                     (22-4025)                                               (2)

       (c)           Form of Waiver of Contingent Deferred Sales Charges
                     for Unemployment Rider. (CVIC-4023)                     (1)

       (d)           Form of Waiver of Contingent Deferred Sales Charges
                     for Nursing Care Confinement Rider. (CVIC-4020)         (1)

       (e)           Form of Waiver of Contingent Deferred Sales Charges
                     for Terminal Illness Rider. (CVIC-4021)                 (1)

       (f)           Form of Sep. Acct Chg Endorsement                       (1)

(5)                  Form of Application for Individual Annuity
                     Contract. (JNL-6000)                                    (1)

(6)    (a)           Amended and Restated Articles of Incorporation of
                     Conseco Variable Insurance Company.                     (1)

       (b)           Amended and Restated By-Laws of the Company.            (1)

(7)                  Not Applicable.

(8)    (a)           Form of Participation Agreement dated October 23,
                     2002 with Conseco Series Trust and Conseco Equity
                     Sales, Inc. and amendments thereto dated September
                     10, 2003 and February 1, 2001.                          (1)

       (b)    (i)    Form of Participation Agreement by and among A I M
                     Distributors, Inc., Jefferson National Life
                     Insurance Company, on behalf of itself and its
                     separate accounts, and Inviva Securities
                     Corporation dated May 1, 2003.                          (3)

              (ii)   Form of Amendment dated April 6, 2004 to the
                     Participation Agreement by and among A I M
                     Distributors, Inc., Jefferson National Life
                     Insurance Company, on behalf of itself and its
                     separate accounts, and Inviva Securities
                     Corporation dated May 1, 2003.                          (1)

       (c)    (i)    Form of Participation Agreement among the Alger
                     American Fund, Great American Reserve Insurance
                     Company and Fred Alger and Company, Inc. dated
                     March 31, 1995.                                         (4)

              (ii) Form of Amendment dated November 5, 1999 to the Participation Agreement among the Alger American
                     Fund, Great American Reserve Insurance Company and
                     Fred Alger and Company, Inc. dated March 31, 1995.      (5)

              (iii) Form of Amendment dated January 31, 2001 to the Participation Agreement among the Alger American
                     Fund, Great American Reserve Insurance Company and
                     Fred Alger and Company, Inc. dated March 31, 1995.      (5)

              (iv)   Form of Amendments August 4, 2003 and March 22,
                     2004 to the Participation Agreement among the Alger American Fund, Great American Reserve Insurance
                     Company and Fred Alger and Company, Inc. dated
                     March 31, 1995.                                         (1)

       (d)    (i)    Form of Participation Agreement between Great
                     American Reserve Insurance Company and American
                     Century Investment Services as of 1997.                 (4)

              (ii) Form of Amendment dated November 15, 1997 to the Participation Agreement between Great American
                     Reserve Insurance Company and American Century
                     Investment Services as of 1997.                         (5)

              (iii) Form of Amendment dated December 31, 1997 to the Participation Agreement between Great American
                     Reserve Insurance Company and American Century
                     Investment Services as of 1997.                         (5)

              (iv) Form of Amendment dated January 13, 2000 to the Participation Agreement between Great American
                     Reserve Insurance Company and American Century
                     Investment Services as of 1997.                         (5)

              (v) Form of Amendment dated February 9, 2001 to the Participation Agreement between Great American
                     Reserve Insurance Company and American Century
                     Investment Services as of 1997.                         (5)

              (vi)   Form of Amendments dated July 31, 2003 and March
                     25, 2004 to the Participation Agreement between
                     Great American Reserve Insurance Company and
                     American Century Investment Services as of 1997.        (1)

              (vii)  Form of Amendments dated May 1, 2005 to the
                     Participation Agreement between Jefferson National
                     Life Insurance Company and American Century
                     Investment Services as of 1997.                        (11)

       (e)    (i)    Form of Participation Agreement dated May 1, 1995
                     by and among Conseco Variable Insurance Company,
                     Dreyfus Variable Investment Fund, The Dreyfus
                     Socially Responsible Growth Fund, Inc., Dreyfus
                     Life and Annuity Index Fund, Inc. and Dreyfus
                     Investment Portfolios.                                  (5)

              (ii)   Form of Amendment dated March 21, 2002 to the
                     Participation Agreement dated May 1, 1995 by and
                     among Conseco Variable Insurance Company, Dreyfus
                     Variable Investment Fund, The Dreyfus Socially
                     Responsible Growth Fund, Inc., Dreyfus Life and
                     Annuity Index Fund, Inc. and Dreyfus Investment
                     Portfolios.                                             (5)

              (iii)  Form of Amendment dated May 1, 2003 to the
                     Participation Agreement dated May 1, 1995 by and
                     among Conseco Variable Insurance Company, Dreyfus
                     Variable Investment Fund, The Dreyfus Socially
                     Responsible Growth Fund, Inc., Dreyfus Life and
                     Annuity Index Fund, Inc. and Dreyfus Investment
                     Portfolios.                                             (1)

              (iv)   Form of Amendment dated May 1, 2005 to the
                     Participation Agreement dated May 1, 1995 by and
                     among Jefferson National Life Insurance Company,
                     Dreyfus Variable Investment Fund, The Dreyfus
                     Socially Responsible Growth Fund, Inc., Dreyfus
                     Life and Annuity Index Fund, Inc. and Dreyfus
                     Investment Portfolios.                                  (1)

              (v)    Form of Amendment dated 2004 to the Participation
                     Agreement dated May 1, 1995 by and among Jefferson
                     National Life Insurance Company, Dreyfus Variable Investment Fund, The Dreyfus Socially Responsible
                     Growth Fund, Inc., Dreyfus Life and Annuity Index
                     Fund, Inc. and Dreyfus Investment Portfolios.          (11)

       (f)    (i)    Form of Participation Agreement dated March 6, 1995
                     by and among Great American Reserve Insurance
                     Company and Insurance Management Series, Federated
                     Securities Corp.                                        (4)

              (ii)   Form of Amendment dated 1999 to the Participation
                     Agreement dated March 6, 1995 by and among Conseco
                     Variable Insurance Company, Federated Insurance
                     Series and Federated Securities Corp.                   (5)

              (iii) Form of Amendment dated January 31, 2001 to the Participation Agreement dated March 6, 1995 by and among Conseco Variable Insurance Company, Federated
                     Insurance Series and Federated Securities Corp.         (5)

              (iv)   Form of Amendment dated 2004 to the Participation
                     Agreement dated March 6, 1995 by and among Conseco
                     Variable Insurance Company, Federated Insurance
                     Series and Federated Securities Corp.                   (1)

       (g)    (i)    Form of Participation Agreement by and among First
                     American Insurance Portfolios, Inc., First American
                     Asset Management and Conseco Variable Insurance
                     Company dated 2001.                                     (6)

              (ii)   Form of Amendment dated April 25, 2001 to the
                     Participation Agreement by and among First American Insurance Portfolios, Inc., First American Asset
                     Management and Conseco Variable Insurance Company
                     dated 2001.                                             (5)

              (iii)  Form of Amendment dated May 1, 2003 to the
                     Participation Agreement by and among First American Insurance Portfolios, Inc., First American Asset
                     Management and Conseco Variable Insurance Company
                     dated 2001.                                             (1)

       (h)    (i)    Form of Participation Agreement among Janus Aspen
                     Series and Jefferson National Life Insurance
                     Company dated May 1, 2003 and Form of Amendment
                     dated July 2003 thereto.                                (1)

              (ii)   Form of Amendment dated May 1, 2005 to the
                     Participation Agreement among Janus Aspen Series
                     and Jefferson National Life Insurance Company dated
                     May 1, 2003.                                           (11)

       (i)    (i)    Form of Participation Agreement among Lazard
                     Retirement Series, Inc., Lazard Asset Management,
                     LLC,  Inviva Securities Corporation and Jefferson
                     National Life Insurance Company dated May 1, 2003.      (1)

              (ii)   Form of Amendment dated March 21, 2004 to the
                     Participation Agreement among Lazard Retirement
                     Series, Inc., Lazard Asset Management, LLC, Inviva Securities Corporation and Jefferson National Life
                     Insurance Company dated May 1, 2003.                    (1)

       (j)    (i)    Form of Participation Agreement dated April 10,
                     1997 by and among Lord, Abbett & Co. and Great
                     American Reserve Insurance Company.                     (4)

              (ii) Form of Amendment dated December 1, 2001 to the Participation Agreement dated April 10, 1997 by and among Lord, Abbett & Co. and Great American Reserve
                     Insurance Company.                                      (7)

              (iii)  Form of Amendment dated May 1, 2003 to the
                     Participation Agreement dated April 10, 1997 by and
                     among Lord, Abbett & Co. and Great American Reserve
                     Insurance Company.                                      (1)

       (k)    (i)    Form of Participation Agreement dated April 30,
                     1997 by and among Neuberger&Berman Advisers
                     Management Trust, Advisers Managers Trust,
                     Neuberger&Berman Management Incorporated and Great
                     American Reserve Insurance Company.                     (5)

              (ii)   Form of Amendment dated May 1, 2000 to the
                     Participation Agreement dated April 30, 1997 by and
                     among Neuberger Berman Advisers Management Trust,
                     Advisers Managers Trust, Neuberger Berman
                     Management Incorporated and Conseco Variable
                     Insurance Company.                                      (5)

              (iii) Form of Amendment dated January 31, 2001 to the Participation Agreement dated April 30, 1997 by and among Neuberger&Berman Advisers Management Trust,
                     Advisers Managers Trust, Neuberger&Berman
                     Management Incorporated and Conseco Variable
                     Insurance Company.                                      (5)

              (iv)   Form of Amendment dated May 1, 2004 to the
                     Participation Agreement dated April 30, 1997 by and
                     among Neuberger Berman Advisers Management Trust,
                     Neuberger Berman Management Incorporated and
                     Jefferson National Life Insurance Company.              (8)

              (v)    Form of Amendment dated April 4, 2004 to the
                     Participation Agreement dated April 30, 1997 by and
                     among Neuberger Berman Advisers Management Trust,
                     Neuberger Berman Management Incorporated and
                     Jefferson National Life Insurance Company.              (1)

              (vi)   Form of Amendment dated May 1, 2005 to the
                     Participation Agreement dated April 30, 1997 by and
                     among Neuberger Berman Advisers Management Trust,
                     Neuberger Berman Management Incorporated and
                     Jefferson National Life Insurance Company.             (11)

       (l)    (i)    Form of Participation Agreement dated May 1, 2003
                     by and among PIMCO Variable Insurance Trust, PIMCO
                     Advisors Distributors LLC and Jefferson National
                     Life Insurance Company and amended dated April 13,
                     2004 thereto.                                           (1)

              (ii)   Form of Amendment dated May 1, 2005 to the
                     Participation Agreement dated May 1, 2003 by and
                     among PIMCO Variable Insurance Trust, PIMCO
                     Advisors Distributors LLC and Jefferson National
                     Life Insurance Company.                                (11)

       (m)    (i)    Form of Participation Agreement dated May 1, 2003
                     among Pioneer Variable Contract Trust, Jefferson
                     National Life Insurance Company, Pioneer Investment
                     Management, Inc. and Pioneer Funds Distributor,
                     Inc.                                                    (1)

              (ii)   Form of Amendment to the Participation Agreement
                     dated May 1, 2003 among Pioneer Variable Contract
                     Trust, Jefferson National Life Insurance Company,
                     Pioneer Investment Management, Inc. and Pioneer
                     Funds Distributor, Inc.                                (11)

       (n)           Form of Participation Agreement dated May 1, 2003
                     by and among Royce Capital Fund, Royce &
                     Associates, LLC and Jefferson National Life
                     Insurance Company and Inviva Securities Corporation
                     and Form of Amendment dated April 5, 2004 thereto.      (1)

       (o)    (i)    Form of Participation Agreement dated March 24,
                     2000 by and among Conseco Variable Insurance
                     Company, RYDEX Variable Trust and PADCO Financial
                     Services, Inc.                                          (9)

              (ii)   Form of Amendment dated April 13, 2004 to the Form
                     of Participation Agreement dated March 24, 2000 by
                     and among Conseco Variable Insurance Company, RYDEX
                     Variable Trust and PADCO Financial Services, Inc.       (1)

              (iii) Form of Amendment dated May 1, 2005 to the Form of Participation Agreement dated March 24, 2000 by and among Jefferson National Life Insurance Company,
                     RYDEX Variable Trust and PADCO Financial Services,
                     Inc.                                                   (11)

       (p)    (i)    Form of Participation Agreement dated April 2004
                     between Jefferson National Life Insurance Company
                     and Citigroup Global Markets Inc.                       (1)

              (ii) Form of Amendment dated May 1, 2005 to Form of Participation Agreement dated April 2004 between
                     Jefferson National Life Insurance Company and
                     Citigroup Global Markets Inc.                          (10)

       (q)    (i)    Form of Participation Agreement dated May 1, 2000
                     by and among Seligman Portfolios, Inc., Seligman
                     Advisors, Inc. and Conseco Variable Insurance
                     Company.                                                (6)

              (ii) Form of Amendment dated January 31, 2001 to the Participation Agreement dated May 1, 2000 by and among Seligman Portfolios, Inc., Seligman Advisors,
                     Inc. and Conseco Variable Insurance Company.            (5)

              (iii)  Form of Amendment dated August 5, 2003 to the
                     Participation Agreement dated May 1, 2000 by and
                     among Seligman Portfolios, Inc., Seligman Advisors,
                     Inc. and Conseco Variable Insurance Company.            (1)

              (iv)   Form of Amendment dated 2004 to the Participation
                     Agreement dated May 1, 2000 by and among Seligman Portfolios, Inc., Seligman Advisors, Inc. and
                     Conseco Variable Insurance Company.                     (1)

       (r)    (i)    Form of Participation Agreement dated April 30,
                     1997 by and among Great American Reserve Insurance
                     Company, Strong Variable Insurance Funds, Inc.,
                     Strong Special Fund II, Inc, Strong Capital
                     Management, Inc. and Strong Funds Distributors, Inc.    (5)

              (ii)   Form of Amendment dated December 11, 1997 to
                     Participation Agreement dated April 30, 1997 by and
                     among Great American Reserve Insurance Company,
                     Strong Variable Insurance Funds, Inc., Strong
                     Opportunity Funds II, Inc., Strong Capital
                     Management, Inc. and Strong Funds Distributors, Inc.    (5)

              (iii)  Form of Amendment dated December 14. 1999 to
                     Participation Agreement dated April 30, 1997 by and
                     among Conseco Variable Insurance Company, Strong
                     Variable Insurance Funds, Inc., Strong Opportunity
                     Fund II, Inc., Strong Capital Management, Inc. and
                     Strong Investments, Inc.                                (5)

              (iv)   Form of Amendment dated March 1, 2001 to
                     Participation Agreement dated April 30, 1997 by and
                     among Conseco Variable Insurance Company, Strong
                     Variable Insurance Funds, Inc., Strong Opportunity
                     Fund II, Inc., Strong Capital Management, Inc. and
                     Strong Investments, Inc.                                (5)

              (v)    Form of Amendments dated December 2, 2003 and
                     April5, 2004 to Participation Agreement dated April
                     30, 1997 by and among Conseco Variable Insurance
                     Company, Strong Variable Insurance Funds, Inc.,
                     Strong Opportunity Fund II, Inc., Strong Capital
                     Management, Inc. and Strong Investments, Inc.           (1)

       (s)    (i)    Form of Participation Agreement dated May 1, 2003
                     with by and among Third Avenue Management LLC and
                     Jefferson National Life Insurance Company.              (8)

              (ii)   Form of Amendment dated April 6, 2004 to the
                     Participation Agreement dated May 1, 2003 with by
                     and among Third Avenue Management LLC and Jefferson
                     National Life Insurance Company.                        (1)

       (t)    (i)    Form of Participation Agreement dated February 29,
                     2000 by and among Conseco Variable Insurance
                     Company, Van Eck Worldwide Insurance Trust and Van
                     Eck Associates Corporation.                             (5)

              (ii)   Form of Amendment dated January 31, 2001 to
                     Participation Agreement dated February 29, 2000 by
                     and among Conseco Variable Insurance Company, Van
                     Eck Worldwide Insurance Trust and Van Eck
                     Associates Corporation.                                 (5)

              (iii)  Form of Amendment dated January 31, 2001 to
                     Participation Agreement dated February 29, 2000 by
                     and among Conseco Variable Insurance Company, Van
                     Eck Worldwide Insurance Trust and Van Eck
                     Associates Corporation.                                 (5)

              (iv)   Form of Amendment dated May 1, 2003 to
                     Participation Agreement dated March 1, 1995 by and
                     among Van Eck Worldwide Insurance Trust, Van Eck
                     Associates Corporation and Jefferson National Life
                     Insurance Company.                                      (8)

       (u)    (i)    Form of Participation Agreement between Jefferson
                     National Life Insurance Company, Bisys Fund
                     Services LP, Choice Investment Management Variable
                     Insurance funds dated May 1, 2003.                      (1)

              (ii)   Form of Amendment dated 2004 to the Participation
                     Agreement between Jefferson National Life Insurance Company, Bisys Fund Services LP, Choice Investment Management Variable Insurance funds dated May 1,
                     2003.                                                   (1)

       (v)    (i)    Form of Participation Agreement between Jefferson
                     National Life Insurance Company, Wells Fargo Funds
                     Distributor, LLC and Wells Fargo Variable Trust
                     dated April 8, 2005.                                   (11)

       (w)    (i)    Form of Participation Agreement between Jefferson
                     National Life Insurance Company, Rafferty Asset
                     Management, LLC and Potomac Insurance Trust dated
                     May 1, 2005.                                           (11)

       (9)           Opinion and Consent of Counsel.                        (11)

       (10)          Consent of Independent Registered Public
                     Accounting Firm.                                       (11)

       (11)          Financial Statements omitted from Item 23 above.        N/A

       (12)          Initial Capitalization Agreement.                       N/A

       (13)   (i)    Powers of Attorney.                                     (1)

              (ii)   Powers of Attorney- Laurence Greenberg                 (12)

(1) Incorporated herein by reference to Post-Effective Amendment Nos. 25 and 37 to the Registration Statement for Jefferson National Life Annuity Account C (File Nos.033-02460 and 811-04819) filed electronically on Form N-4 on May 3, 2004 (Accession Number 0001047469-04-015247).

(2) Incorporated herein by reference to initial Registration Statement for Jefferson National Life Annuity Account C (File Nos. 033-0246 and 811-04819) filed electronically on Form N-4 on May 15, 1998 (Accession Number 0000928389-98-000127).

(3) Incorporated herein by reference to Post-Effective Amendment Nos. 6 and 7 to the Registration Statement for Jefferson National Life Annuity Account I (File Nos. 333-53836 and 811-10213) filed electronically on Form N-4 on May 1, 2003 (Accession Number 0001047469-03-016215).

(4) Incorporated herein by reference to Pre-Effective Amendment Nos. 1 and 1 to the Registration Statement for Jefferson National Life Annuity Account F (File Nos. 333-40309 and 811-08483) filed electronically on Form N-4 on February 3, 1998 (Accession Number 0000928389-98-000014).

(5) Incorporated herein by reference to Post-Effective Amendment Nos. 13 and 13 to the Registration Statement for Jefferson National Life Annuity Account E (File Nos. 033-74092 and 811-08288) filed electronically on Form N-4 on June 24, 2002 (Accession Number 0000930413-02-002084).

(6) Incorporated herein by reference to Post-Effective Amendment Nos. 21 and 29 to the Registration Statement for Jefferson National Life Annuity Account C (File Nos. 033-02460 and 811-04819) filed electronically on Form N-4 on May 1, 2001 (Accession Number 000092839-01-500130).

(7) Incorporated herein by reference to Post-Effective Amendment Nos. 9 and 10 to the Registration Statement for Jefferson National Life Annuity Account G (File Nos. 333-00373 and 811-07501) filed electronically on Form N-4 on June 24, 2002 (Accession Number 0000930413-02-002085).

(8) Incorporated herein by reference to Post-Effective Amendment Nos. 24 and 35 to the Registration Statement for Jefferson National Life Annuity Account C (File Nos. 033-0246 and 811-04819) filed electronically on Form N-4 on May 1, 2003 (Accession Number 0001047469-03-016209).

(9) Incorporated herein by reference to Post-Effective Amendment Nos. 1 and 2 to the Registration Statement for Jefferson National Life Annuity Account H (File Nos. 333-90737 and 811-09693) filed electronically on Form N-4 on April 28, 2000 (Accession Number 0000928389-00-000130).

(10) Incorporated herein by reference to Post-Effective Amendment Nos. 16 and 21 to the Registration Statement for Jefferson National Life Annuity Account C (File Nos. 033-02460 and 811-04819) filed electronically on Form N-4 on May 15, 1998 (Accession Number 0000928389-98-000127).

(11)   Filed Herewith.

(12) Incorporated herein by reference to the initial Registration Statement for Jefferson National Life Annuity Account G (File Nos. 333-124048 and 811-07501) filed electronically on Form N-4 on April 13, 2005 (Accession Number 0000930413-05-002595).

ITEM 25.      DIRECTORS AND OFFICERS OF THE DEPOSITOR

The officers and directors of Jefferson National Life Insurance Company are listed below. Their principal business address is 435 Hudson Street, 2nd Floor, New York, NY 10014, unless otherwise noted.

NAME                             POSITIONS AND OFFICES WITH DEPOSITOR
David A Smilow                   Director and Chairman of the Board
Tracey Hecht Smilow              Director
Laurence P. Greenberg            Director, Chief Executive Officer and President
Timothy D. Rogers                Chief Financial Officer and Treasurer
Craig A. Hawley (1)              General Counsel and Secretary
Todd P. Solash                   Director - Risk Management
Christopher J. Tosney (1)        Director--Administration
William J. Findlay               Controller
Gregory B. Goulding              Chief Valuation Actuary
Alan Downey                      Chief Product Actuary
Jeff Fritsche                    Tax Director
Dean C. Kehler (2)               Director
Thomas W. Leaton (3)             Director

(1) The business address of this officer is 9920 Corporate Campus Drive, Suite 1000, Louisville, KY 40223.

(2)    The business address of this director is 425 Lexington Avenue, New York
       10017.

(3) The business address of this director is 305 Roosevelt Ct NE, Vienna, VA 22180.

ITEM 26. PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH THE DEPOSITOR OR REGISTRANT

The following information concerns those companies that may be deemed to be controlled by or under common control with Jefferson National Life Insurance Company, the Depositor.

                                                                       EXHIBIT A
                                                            ORGANIZATIONAL CHART
---------------------
SMILOW & HECHT SMILOW
AND FAMILY MEMBERS(1)
---------------------
     |
     | 100%
     |
  -------     ------------   ---------     ---------     ---------     ---------
  INVIVA,     INVIVA, INC.    SERIES A     SERIES B      SERIES C       SERIES D
   L.L.C.     MANAGEMENT     PREFERRED     PREFERRED     PREFERRED     PREFERRED
   (CA)          AND          STOCK(3)      STOCK(4)      STOCK(5)      STOCK(6)
  -------    EMPLOYEES(2)    ---------     ---------     ---------     ---------
     |       ------------        |             |             |              |
     |            |              |             |             |              |
     | 84%        | 16%          |             |             |              |
     |            |              |             |             |              |
--------------------------------------------------------------------------------
                                  INVIVA, INC.
                                      (DE)
--------------------------------------------------------------------------------
                                       |
                                       |
                                       |
                                       |
                                       |
                                       |

------------------------------------------------------------------------------------------------------------------------------------
      |              |              |               |            |          |            |           |           |           |
      | 100%         | 100%         | 100%          | 100%       | 100%     | 100%       | 100%      | 100%      | 100%      | 100%
      |              |              |               |            |          |            |           |           |           |
-------------   -----------   -------------  ---------------  ---------   ---------   ---------   ---------   ---------   ----------
LIFCO HOLDING     INVIVA       JNF HOLDING        INVIVA       INVIVA      INVIVA      INVIVA      INVIVA      INVIVA      INVIVA
COMPANY, INC.   SECURITIES    COMPANY, INC.     STATUTORY     STATUTORY   STATUTORY   STATUTORY   STATUTORY   INSURANCE   STATUTORY
    (DE)        CORPORATION       (DE)       TRUST I (DE)(7)  TRUST III   TRUST IV     TRUST V    TRUST VI     AGENCY     TRUST VII
-------------      (DE)       -------------  ---------------   (CT)(7)     (DE)(7)     (DE)(7)     (DE)(7)      (DE)       (DE)(7)
     |          -----------         |                         ---------   ---------   ---------   ---------   ---------   ---------
     |                              |----------------------------
     |                                                          |
     |                                                          |
     |                                                          |

--------------------------------------         ---------------------------------
THE AMERICAN LIFE INSURANCE COMPANY OF         JEFFERSON NATIONAL LIFE INSURANCE
            NEW YORK (NY)                                COMPANY (TX)
--------------------------------------         ---------------------------------


(1) David Smilow and Tracey Hecht Smilow are married and have 100% voting control of Inviva, LLC. Inviva, LLC votes as an entity, and by virtue of their 83.6% ownership, Smilow and Hecht Smilow control the vote of Inviva, LLC. Interest ownership: Smilow and Hecht Smilow - 51.6%, D. Aaron LLC - 32%, Kenneth G. Hecht, Jr. and Elizabeth W. Hecht (Tracey Hecht Smilow's parents) - 16%, and Jonas and Elizabeth B. Schlumbom (Tracey Hecht Smilow's brother-in-law and sister) - 0.4%. Interest ownership in D. Aaron LLC: David Smilow - 50%, each of his three (3) minor children - 16 2/3%. Smilow and Hecht Smilow, through their ownership of Inviva, LLC, control six (6) of the ten (10) Board (as defined below) seats. Smilow and Hecht Smilow also own, either directly, or indirectly: (a) a minority position in an automobile dealership; (b) a minority position in a real estate company; (c) a 50% interest in a real estate company; and (d) 100% of an entertainment company.

(2) No member of management or employee individually, directly or beneficially, owns more than 10% of the issued and outstanding shares of common stock. Smilow and Hecht Smilow are not included in this group.

(3) The Series A Preferred Stock is comprised of Series A and Series A-2 convertible preferred both of which are non-voting. The majority of the Series A and all of the Series A-2 is held by Inviva, LLC. The Series A Preferred elects one of the current ten (10) members of the Inviva, Inc. board of directors (the "Board"). Both the Series A and Series A-2 are fully convertible at any time to common stock with full voting rights, subject to prior regulatory approval, if applicable.

(4) The Series B Preferred Stock (the "Series B") is non-voting. There are three (3) Series B shareholders. Each of such Series B shareholders has the right to appoint one member to the Board. Accordingly, three (3) of the current ten (10) members of the Board are appointed by the Series B shareholders. The Series B is fully convertible at any time to common stock with full voting rights, subject to prior regulatory approval.

(5) The Series C Preferred Stock (the "Series C") is non-voting. The Series C is fully convertible at any time to common stock with full voting rights, subject to prior regulatory approval. The Series C elects one of the current ten (10) members of the Board. The owner of the Series C also owns Series B. As such, in aggregate, it is entitled to elect two
         (2) of the current ten (10) members of the Board.
(6) The Series D Preferred Stock (the "Series D") is non-voting. The Series D is exchangeable into shares of non-voting common stock of JNF Holding company, Inc., subject to prior regulatory approval.

(7) Each of these statutory trusts was created in order to consummate Inviva's participation in a pooled private placement offering of Trust Preferred Securities. Inviva, Inc. owns, in each case, all of the common stock of the trust.

ITEM 27.      NUMBER OF CONTRACT OWNERS

As of March 29, 2005, the number of The Maxiflex Individual Annuity contracts funded by Jefferson National Life Annuity Account C was 8,595 of which 8,350 were qualified contracts and 245 were non-qualified contracts.

ITEM 28.      INDEMNIFICATION

The Bylaws (Article VI) of the Company provide, in part, that: The Corporation shall indemnify any person who was or is a party, or is threatened to be made a party, to any threatened, pending, or completed action, suit or proceeding, whether civil, criminal, administrative, or investigative, by reason of the fact that he is or was a director or officer of the Corporation, or is or was serving at the request of the Corporation as a director, officer, employee or agent of another corporation, partnership, joint venture, trust or other enterprise (collectively, "Agent") against expenses (including attorneys' fees), judgments, fines, penalties, court costs and amounts paid in settlement actually and reasonably incurred by him in connection with such action, suit or proceeding if he acted in good faith and in a manner he reasonably believed to be in or not opposed to the best interests of the Corporation, and, with respect to any criminal action or proceeding, had no reasonable cause to believe his conduct was unlawful. The termination of any action, suit, or proceeding by judgment, order, settlement (whether with or without court approval), conviction or upon a plea of nolo contendere or its equivalent, shall not, of itself, create a presumption that the Agent did not act in good faith and in a manner which he reasonably believed to be in or not opposed to the best interests of the Corporation, and, with respect to any criminal action or proceeding, had no reasonable cause to believe that his conduct was unlawful. If several claims, issues or matters are involved, an Agent may be entitled to indemnification as to some matters even though he is not entitled as to other matters. Any director or officer of the Corporation serving in any capacity of another corporation, of which a majority of the shares entitled to vote in the election of its directors is held, directly or indirectly, by the Corporation, shall be deemed to be doing so at the request of the Corporation.

Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted directors and officers or controlling persons of the Company pursuant to the foregoing, or otherwise, the Company has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Company of expenses incurred or paid by a director, officer or controlling person of the Company in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the Company will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

ITEM 29.      PRINCIPAL UNDERWRITERS

(a) Inviva Securities Corporation is the principal underwriter for the following investment companies (other than the Registrant):

Jefferson National Life Annuity Account E
Jefferson National Life Annuity Account F
Jefferson National Life Annuity Account G
Jefferson National Life Annuity Account H
Jefferson National Life Annuity Account I
Jefferson National Life Annuity Account J
Jefferson National Life Annuity Account K

(b) Inviva Securities Corporation ("ISC") is the principal underwriter for the Contracts. The following persons are the officers and directors of ISC. The principal business address for each officer and director of ISC is 9920 Corporate Campus Drive, Suite 1000, Louisville, KY 40223, unless otherwise indicated.

       NAME                                        POSITIONS AND OFFICES

Craig A. Hawley                         President, General Counsel and Secretary
Robert B. Jefferson*                    Director*
Edward J. O'Brien, IV                   Chief Financial Officer


* The principal business address for Robert Jefferson is ACE INA Holdings, Two Liberty Place, 1601 Chestnut Street, TL56C, Philadelphia, PA 19103.

       (c)    ISC retains no compensation or commissions from the registrant.

                                                         COMPENSATION
                                                              ON
                                    NET UNDERWRITING      REDEMPTION
        NAME OF PRINCIPAL             DISCOUNTS AND           OR          BROKERAGE
           UNDERWRITER                 COMMISSIONS      ANNUITIZATION    COMMISSIONS   COMPENSATION

Inviva Securities Corporation             None               None            None          None

ITEM 30.      LOCATION OF ACCOUNTS AND RECORDS

Each account, book, or other document required to be maintained by Section 31(a) of the Investment Company Act of 1940 and the rules thereunder is maintained by Jefferson National Life Insurance Company, 9920 Corporate Campus Drive, Suite 1000, Louisville, KY 40223.

ITEM 31.      MANAGEMENT SERVICES

Not Applicable.

ITEM 32.      UNDERTAKINGS

(a) Registrant hereby undertakes to file a post-effective amendment to this registration statement as frequently as is necessary to ensure that the audited financial statements in the registration statement are never more than sixteen
(16) months old for so long as payment under the variable annuity contracts may be accepted.

(b) Registrant hereby undertakes to include either (1) as part of any application to purchase a contract offered by the Prospectus, a space that an applicant can check to request a Statement of Additional Information, or (2) a postcard or similar written communication affixed to or included in the Prospectus that the applicant can remove to send for a Statement of Additional Information.

(c) Registrant hereby undertakes to deliver any Statement of Additional Information and any financial statement required to be made available under this Form promptly upon written or oral request.

ITEM 33.      REPRESENTATIONS

(A) Jefferson National Life Insurance Company (the "Company") hereby represents that the fees and charges deducted under the contracts described in the Prospectus, in the aggregate, are reasonable in relation to the services rendered, the expenses to be incurred and the risks assumed by the Company.

(B) The Securities and Exchange Commission (the "SEC") issued to the American Council of Life Insurance an industry wide no-action letter dated November 28, 1988, stating that the SEC would not recommend any enforcement action if registered separate accounts funding tax-sheltered annuity contracts restrict distributions to plan participants in accordance with the requirements of
Section 403(b)(11), provided certain conditions and requirements were met. Among these conditions and requirements, any registered separate account relying on the no-action position of the SEC must:

(1) Include appropriate disclosure regarding the redemption restrictions imposed by Section 403(b)(11) in each registration statement, including the prospectus, used in connection with the offer of the contract;

(2) Include appropriate disclosure regarding the redemption restrictions imposed by Section 403 (b)(11) in any sales literature used in connection with the offer in the contract;

(3) Instruct sales representatives who solicit participants to purchase the contract specifically to bring the redemption restrictions imposed by Section 403(b)(11) to the attention of the potential participants; and

(4) Obtain from each plan participant who purchases a Section 403(b) annuity contract, prior to or at the time of such purchase, a signed statement acknowledging the participant's understanding of (i) the restrictions on redemption imposed by Section 403(b)(11), and (ii) the investment alternatives available under the employer's Section 403(b) arrangement, to which the participant may elect to transfer his contract value.

The Registrant is relying on the no-action letter. Accordingly, the provisions of paragraphs (1) - (4) above have been complied with.

(C) The Company relies on Rule 6c-7 of the Act which states that a registered separate account, and any depositor of or underwriter for such account, shall be exempt from the provisions of sections 22(e), 27(c)(1) and 27(d) of the Act with respect to a contract participating in this account to the extent necessary to permit compliance with the Texas Optional Retirement Program ("Program") in accordance with the following conditions:

(1) include appropriate disclosure regarding the restrictions on redemption imposed by the Program in each registration statement, including the prospectus, used in connection with the Program;

(2) include appropriate disclosure regarding the restrictions on redemption imposed by the Program in any sales literature used in connection with the offer of this contract to Program participants;

(3) instruct salespeople who solicit Program participants to purchase the contract specifically to bring the restrictions on redemption imposed by the Program to the attention of potential Program participants; and

(4) obtain from each Program participant who purchases the contract in connection with the Program, prior to or at the time of such purchase, a signed statement acknowledging the restrictions on redemption imposed by the Program.

                  The Company has complied, and is complying,
                    with the provisions of (a) - (d) above.

                                   SIGNATURES

As required by the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all the requirements for effectiveness of this Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and it has caused this Post-Effective Amendment Nos. 26 and 38 to the Registration Statement to be signed on its behalf, in the City of Louisville, and the Commonwealth of Kentucky, on this 22nd day of April, 2005.

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT C
(Registrant)

JEFFERSON NATIONAL LIFE INSURANCE COMPANY
(Depositor)

By: /s/ Laurence P. Greenberg*

Name:   Laurence P. Greenberg

Title:  CHIEF EXECUTIVE OFFICER


        SIGNATURE                         TITLE                            DATE
/s/ David A. Smilow*                 Chairman of the Board               4/22/05
Name: David Smilow

/s/ Tracey Hecht Smilow*             Director                            4/22/05
Name: Tracey Hecht Smilow

/s/ Laurence P. Greenberg*           Director, Chief Executive           4/22/05
Name: Shane W. Gleeson               Officer and President

/s/ Timothy D. Rogers*               Chief Financial Officer             4/22/05
Name: Timothy D. Rogers              and Treasurer

/s/ William J. Findlay*              Controller                          4/22/05
Name: William J. Findlay

/s/ Dean C. Kehler*                  Director                            4/22/05
Name: Dean C. Kehler

/s/ Thomas W. Leaton*                Director                            4/22/05
Name: Thomas Leaton

/s/ Craig A. Hawley*                                                     4/22/05
Name: Craig A. Hawley
Attorney in Fact

                                  EXHIBIT INDEX


(9)                  Opinion and Consent of Counsel.

(10)                 Consent of Independent Registered Public Accounting Firm.


(8)    (d)    (vii)  Form of Amendment dated May 1, 2005 to the Participation
                     Agreement between Jefferson National Life Insurance Company and American Century Investment Services as of 1997.

       (e)    (v)    Form of Amendment dated May 1, 2005 to the Participation
                     Agreement dated May 1, 1995 by and among Jefferson National
                     Life Insurance Company, Dreyfus Variable Investment Fund,
                     The Dreyfus Socially Responsible Growth Fund, Inc., Dreyfus
                     Life and Annuity Index Fund, Inc. and Dreyfus Investment
                     Portfolios.

       (h)    (ii)   Form of Amendment dated May 1, 2005 to the Participation
                     Agreement Janus Aspen Series and Jefferson National Life
                     Insurance Company dated May 1, 2003.

       (k)    (vi)   Form of Amendment dated May 1, 2005 to the Participation
                     Agreement dated April 30, 1997 by and among Neuberger
                     Berman Advisers Management Trust, Neuberger Berman
                     Management Incorporated and Jefferson National Life
                     Insurance Company.

       (l)    (ii)   Form of Amendment dated May 1, 2005 to the Participation
                     Agreement dated May 1, 2003 by and among PIMCO Variable
                     Insurance Trust, PIMCO Advisors Distributors LLC and
                     Jefferson National Life Insurance Company.

       (m)    (ii)   Form of Amendment to Participation Agreement dated May 1,
                     2003 among Pioneer Variable Contract Trust, Jefferson
                     National Life Insurance Company, Pioneer Investment
                     Management, Inc. and Pioneer Funds Distributor, Inc.

       (o)    (iii)  Form of Amendment dated May 1, 2005 to the Form of
                     Participation Agreement dated March 24, 2000 by and among Jefferson National Life Insurance Company, RYDEX Variable Trust and PADCO Financial Services, Inc.

       (p)    (ii)   Form of Amendment dated May 1, 2005 to Form of
                     Participation Agreement dated April 2004 between Jefferson
                     National Life Insurance Company and Citigroup Global
                     Markets Inc.

       (v)    (i)    Form of Participation Agreement between Jefferson National
                     Life Insurance Company, Wells Fargo Funds Distributor, LLC and Wells Fargo Variable Trust dated April 8, 2005.

       (w)    (i)    Form of Participation Agreement between Jefferson National
                     Life Insurance Company, Rafferty Asset Management, LLC and
                     Potomac Insurance Trust dated May 1, 2005.